UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31, 2012

Date of reporting period: November 30, 2012

ITEM 1. REPORT TO SHAREHOLDERS

Wells Fargo Advantage Allocation Funds

Semi-Annual Report

November 30, 2012

■	Wells Fargo Advantage Conservative Allocation Fund

■	Wells Fargo Advantage Growth Balanced Fund

■	Wells Fargo Advantage Moderate Balanced Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of November 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $214 billion in assets under management, as of November 30, 2012.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	Income Plus Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
High Yield Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Allocation Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Much of the period was marked by increased confidence that the U.S. economy was staging a fragile recovery, characterized by improvements in the U.S. housing sector and employment situation.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Allocation Funds for the six-month period that ended November 30, 2012. Much of the period was marked by increased confidence that the U.S. economy was staging a fragile recovery, characterized by improvements in the U.S. housing sector and employment situation. Some of this momentum was offset by continued concerns about the ongoing European sovereign debt crisis and the potential effects that U.S. fiscal and monetary policy decisions would have on the pace of economic growth. As measured by various Russell indexes, U.S. stocks across the market capitalization spectrum posted strong single-digit gains for the period. Major international indexes, by comparison, ended the period with double-digit returns in U.S. dollar terms. Across the fixed-income markets, total returns were positive over the six-month period, with investment-grade and high-yield bonds outperforming U.S. Treasury securities as investors continued to seek yield in the current low and steady interest-rate environment.

Macroeconomic optimism improved, but caution remains.

Early in the reporting period, economic numbers supported the case for a gradual recovery. Real gross domestic product (GDP) growth for the U.S. was positive in the first quarter of 2012, with GDP increasing by 2.0% on an annualized basis. However, the rate of GDP growth slowed in the second quarter, with data showing a 1.7% annualized growth rate. Just prior to the end of the six-month reporting period, the third-quarter preliminary GDP data was released, showing that U.S. economic growth accelerated to a 2.7% annualized rate, lending evidence that the U.S. economy may finally have reached a sustainable growth pattern. Further bolstering the U.S. economic picture, the U.S. unemployment rate continued to trend downward throughout the period, due in part to a decline in the number of people actively participating in the labor force. The U.S. housing sector also strengthened over the six-month period, with new housing activity and existing home sales trending higher.

While the U.S. economy, in particular, continued to show signs of life, there remained uncertainty during the period ahead of the U.S. presidential election and the possibility of a fiscal cliff, which included a series of automatic federal budget cuts and the expiration of several tax cut programs. The U.S. election was decided without incident and Washington was able to strike a compromise to avoid the full impact of the U.S. fiscal cliff, which provided some stability to the markets. Looking ahead, however, several other fiscal policy decisions will be made during the first few months of 2013 that potentially could impact market sentiment and the pace of U.S. economic growth.

Beyond the uncertainties facing the U.S. , the health of the eurozone continued to evolve during the period. By mid-June 2012, analysts were openly discussing the possibility of a crisis within the European banking system, a worry that remained near the forefront throughout most of the summer. In September and October 2012, however, the European Central Bank (ECB) and several key members of the eurozone, including France and Germany, announced their commitment to maintaining the integrity of the single currency. Despite the progress made across Europe in further addressing its ongoing debt issues, there remains a prolonged uncertainty about the eurozone and global economic growth.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Reserve (Fed) kept its key interest rates effectively at zero in an effort to support the economy and financial system. In September 2012, the Fed responded to the stagnant U.S. labor market by announcing its third round of quantitative easing. However, the Fed surprised

Letter to shareholders (unaudited)	Wells Fargo Advantage Allocation Funds	3

some investors by including an open-ended program to purchase mortgage-backed securities until employment growth materially improves. Additionally, the Fed restated its intention to keep interest rates low through 2015. Through additional bond purchases and an exceptionally low federal funds rate, the Fed is aiming to support the U.S. economic expansion and provide a catalyst for stronger job growth.

At the beginning of the period, the ECB had a key rate of 1.00%, which it had lowered from its previous level of 1.25% in response to weakness in the southern European economies. In July 2012, the ECB again cut its main interest rate to a historic low of 0.75% in hopes of offering relief to the eurozone’s sluggish economy amid signs that inflationary pressures were fading.

We remain committed to our investment strategies, even as many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The Fed restated its intention to keep interest rates low through 2015. Through additional bond purchases and an exceptionally low federal funds rate, the Fed is aiming to support the U.S. economic expansion and provide a catalyst for stronger job growth.

Notice to shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Allocation Funds	Performance highlights (unaudited)

Wells Fargo Advantage Conservative Allocation Fund1

The Fund is closed to new investors2.

Investment objective

The Fund seeks total return, consisting primarily of current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for master portfolios

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, Inc.

Phocas Financial Corporation

SSgA Funds Management

Systematic Financial Management, L.P.

Wells Capital Management Incorporated

Portfolio managers

Doug Beath

Thomas C. Biwer, CFA

Petros Bocray, CFA, FRM

Christian L. Chan, CFA

Jeffrey P. Mellas, CAIA

Andrew Owen, CFA

Average annual total returns (%) as of November 30, 2012

					Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[4]
Administrator Class (NVCBX)	11-11-94	8.40	3.88	4.80	1.27	0.85
Conservative Allocation Composite Index[5]	–	6.17	4.14	5.15	–	–
Barclays U.S. Aggregate Bond Index[6]	–	5.51	6.04	5.41	–	–
S&P 500 Index[7]	–	16.13	1.34	6.36	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Allocation Funds	5

Wells Fargo Advantage Conservative Allocation Fund (continued)

Ten largest long-term holdings[8] (%) as of November 30, 2012
FHLMC, 7.50% , 9-25-43	1.37
FNMA, 6.25%, 5-25-42	1.05
FNMA, 5.25%, 5-25-20	1.04
FNMA, 3.50%, 9-1-32	0.97
U.S. Treasury Bond, 0.75%, 2-15-42	0.96
U.S. Treasury Bond, 4.25%, 11-15-40	0.86
Structured Asset Securities Corporation Series 2007-RM1 Class A1, 0.48%, 5-25-47	0.82
Household Home Equity Loan Trust 2005-2A1, 0.47%, 1-20-35	0.81
FNMA, 5.50%, 2-1-36	0.74
FHLMC, 7.00% , 3-25-43	0.73

Neutral target allocation[9] as of November 30, 2012

Current target allocation[9] as of November 30, 2012

1.	The Fund is a gateway blended fund that invests all of its assets in two or more master portfolios of the Wells Fargo Master Trust (the “Master Trust”) in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.	Please see the Fund’s current Statement of Additional Information for further details.
3.	Reflects the expense ratios as stated in the most recent prospectus.

4.	The Adviser has committed through September 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. Without this cap, the Fund’s returns would have been lower.

5.	Source: Wells Fargo Funds Management, LLC. The Conservative Allocation Composite Index is weighted 55% in the Barclays U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities), 25% in the Barclays 9-12 Month U.S. Treasury Bond Index (an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from one up to but not including 12 months), 5% in the Russell 1000® Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 5% in the S&P 500 Index, 5% in the Russell 1000® Growth Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 3% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australia and the Far East), and 2% in the Russell 2000® Index (measures the performance of the 2,000 smallest companies in the Russell 3000® Index). You cannot invest directly in an index.

6.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

7.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

8.	The ten largest long-term holdings are calculated based on the value of the securities of the master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

9.	Portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on the Tactical Asset Allocation (TAA) Model as of the date specified and is subject to change.

6	Wells Fargo Advantage Allocation Funds	Performance highlights (unaudited)

Wells Fargo Advantage Growth Balanced Fund1

Investment objective

The Fund seeks total return, consisting of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for master portfolios

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, Inc.

Phocas Financial Corporation

SSgA Funds Management

Systematic Financial Management, L.P.

Wells Capital Management Incorporated

Portfolio managers

Doug Beath

Thomas C. Biwer, CFA

Petros Bocray, CFA, FRM

Christian L. Chan, CFA

Jeffrey P. Mellas, CAIA

Andrew Owen, CFA

Average annual total returns (%) as of November 30, 2012

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFGBX)	10-14-98	6.10	(0.42)	4.52	12.58	0.76	5.14	1.36	1.20
Class B (NVGRX)*	10-1-98	6.73	(0.40)	4.59	11.73	0.00	4.59	2.11	1.95
Class C (WFGWX)	10-1-98	10.71	0.00	4.36	11.71	0.00	4.36	2.11	1.95
Administrator Class (NVGBX)	11-11-94	–	–	–	12.86	1.01	5.40	1.20	0.95
Growth Balanced Composite Index[4]	–	–	–	–	12.02	3.05	6.79	–	–
S&P 500 Index[5]	–	–	–	–	16.13	1.34	6.36	–	–
Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	5.51	6.04	5.41	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Allocation Funds	7

Wells Fargo Advantage Growth Balanced Fund (continued)

Ten largest long-term holdings[7] (%) as of November 30, 2012
Apple Incorporated	2.01
Exxon Mobil Corporation	1.02
Google Incorporated Class A	0.83
eBay Incorporated	0.67
General Electric Company	0.67
Chevron Corporation	0.66
FNMA, 6.25%, 5-25-42	0.65
JP Morgan Chase & Company	0.65
FNMA, 5.25%, 5-25-20	0.64
FNMA, 3.50%, 9-1-32	0.60

Neutral target allocation[8] as of November 30, 2012

Current target allocation[8] as of November 30, 2012

1.	The Fund is a gateway blended fund that invests all of its assets in two or more master portfolios of the Wells Fargo Master Trust (the “Master Trust”) in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through September 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. Without this cap, the Fund’s returns would have been lower.

4.	Source: Wells Fargo Funds Management, LLC. The Growth Balanced Composite Index is weighted 35% in the Barclays U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities), 16.25% in the Russell 1000® Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 16.25% in the S&P 500 Index, 16.25% in the Russell 1000® Growth Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 9.75% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia, and the Far East), and 6.50% in the Russell 2000® Index (measures the performance of the 2,000 smallest companies in the Russell 3000® Index). You cannot invest directly in an index.

5.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

6.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

7.	The ten largest long-term holdings are calculated based on the value of the securities of the master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

8.	Portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on the Tactical Asset Allocation (TAA) Model as of the date specified and is subject to change.

8	Wells Fargo Advantage Allocation Funds	Performance highlights (unaudited)

Wells Fargo Advantage Moderate Balanced Fund1

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for master portfolios

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, Inc.

Phocas Financial Corporation

SSgA Funds Management

Systematic Financial Management, L.P.

Wells Capital Management Incorporated

Portfolio managers

Doug Beath

Thomas C. Biwer, CFA

Petros Bocray, CFA, FRM

Christian L. Chan, CFA

Jeffrey P. Mellas, CAIA

Andrew Owen, CFA

Average annual total returns2 (%) as of November 30, 2012

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFMAX)	1-30-04	3.93	1.08	4.20	10.27	2.29	4.82	1.33	1.15
Class B (WMOBX)*	1-30-04	4.44	1.13	4.27	9.44	1.51	4.27	2.08	1.90
Class C (WFBCX)	1-30-04	8.43	1.51	4.03	9.43	1.51	4.03	2.08	1.90
Administrator Class (NVMBX)	11-11-94	–	–	–	10.49	2.52	5.07	1.17	0.90
Moderate Balanced Composite Index[5]	–	–	–	–	8.71	3.71	5.91	–	–
S&P 500 Index[6]	–	–	–	–	16.13	1.34	6.36	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.51	6.04	5.41	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 9.

Performance highlights (unaudited)	Wells Fargo Advantage Allocation Funds	9

Wells Fargo Advantage Moderate Balanced Fund (continued)

Ten largest long-term holdings[8] (%) as of November 30, 2012
Apple Incorporated	1.24
FHLMC, 7.50%, 9-25-43	0.93
FNMA, 6.25%, 5-25-42	0.84
FNMA, 5.25%, 5-25-20	0.83
FNMA, 3.50%, 9-1-32	0.78
TIPS, 0.75%, 02-15-42	0.77
U.S. Treasury Bond, 4.25%, 11-15-40	0.69
Exxon Mobil Corporation	0.63
FNMA, 5.50%, 2-1-36	0.60
FNMA, 6.00%, 2-25-44	0.59

Neutral target allocation[9] as of November 30, 2012

Current target allocation[9] as of November 30, 2012

1.	The Fund is a gateway blended fund that invests all of its assets in two or more master portfolios of the Wells Fargo Master Trust (the “Master Trust”) in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.	Historical performance shown for Class A, Class B, and Class C shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to Class A, Class B, and Class C shares.

3.	Reflects the expense ratios as stated in the most recent prospectuses.

4.	The Adviser has committed through September 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. Without this cap, the Fund’s returns would have been lower.

5.	Source: Wells Fargo Funds Management, LLC. The Moderate Balanced Composite Index is weighted 45% in the Barclays U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities), 15% in the Barclays 9-12 Month U.S. Treasury Bond Index (an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from one up to but not including 12 months), 10% in the S&P 500 Index, 10% in the Russell 1000® Growth Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 10% in the Russell 1000® Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 6% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia, and the Far East), and 4% in the Russell 2000® Index (measures the performance of the 2,000 smallest companies in the Russell 3000® Index). You cannot invest directly in an index.

6.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

7.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

8.	The ten largest long-term holdings are calculated based on the value of the securities of the master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

9.	Portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on the Tactical Asset Allocation (TAA) Model as of the date specified and is subject to change.

10	Wells Fargo Advantage Allocation Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2012, to November 30, 2012.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage Conservative Allocation Fund	Beginning account value 6-1-12	Ending account value 11-30-12	Expenses paid during the period¹	Net annual expense ratio

Administrator Class
Actual	$1,000.00	$1,046.22	$4.36	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.31	0.85%
Wells Fargo Advantage Growth Balanced Fund
Class A
Actual	$1,000.00	$1,083.90	$6.27	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Class B
Actual	$1,000.00	$1,079.44	$10.17	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.29	$9.85	1.95%
Class C
Actual	$1,000.00	$1,079.53	$10.17	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.29	$9.85	1.95%
Administrator Class
Actual	$1,000.00	$1,085.04	$4.97	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Wells Fargo Advantage Moderate Balanced Fund
Class A
Actual	$1,000.00	$1,063.16	$5.95	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.82	1.15%
Class B
Actual	$1,000.00	$1,058.86	$9.81	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.54	$9.60	1.90%
Class C
Actual	$1,000.00	$1,058.51	$9.80	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.54	$9.60	1.90%
Administrator Class
Actual	$1,000.00	$1,063.78	$4.66	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.56	0.90%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	11

CONSERVATIVE ALLOCATION FUND

Security name				Value

Investment Companies: 99.62%

Affiliated Master Portfolios: 99.62%
Wells Fargo Advantage C&B Large Cap Value Portfolio				$683,435
Wells Fargo Advantage Core Bond Portfolio				4,494,250
Wells Fargo Advantage Diversified Large Cap Growth Portfolio				2,083,455
Wells Fargo Advantage Emerging Growth Portfolio				207,540
Wells Fargo Advantage Equity Value Portfolio				688,494
Wells Fargo Advantage Index Portfolio				2,067,050
Wells Fargo Advantage Inflation-Protected Bond Portfolio				2,259,424
Wells Fargo Advantage International Equity Portfolio				312,744
Wells Fargo Advantage International Growth Portfolio				312,345
Wells Fargo Advantage International Index Portfolio				312,379
Wells Fargo Advantage International Value Portfolio				312,090
Wells Fargo Advantage Large Company Value Portfolio				684,325
Wells Fargo Advantage Managed Fixed Income Portfolio				15,731,789
Wells Fargo Advantage Small Cap Value Portfolio				204,223
Wells Fargo Advantage Small Company Growth Portfolio				208,135
Wells Fargo Advantage Small Company Value Portfolio				208,091
Wells Fargo Advantage Stable Income Portfolio				10,214,761

Total Investment Companies (Cost $40,018,822)				40,984,530

			Principal

Other: 0.02%
Gryphon Funding Limited, Pass-Through Entity (a)(i)			$21,810	7,197

Total Other (Cost $5,191)				7,197

	Yield	Maturity date
Short-Term Investments: 0.40%
U.S. Treasury Securities: 0.40%
U.S. Treasury Bill #(z)	0.10%	12-27-12	165,000	164,988

Total Short-Term Investments (Cost $164,982)				164,988

Total investments in securities
(Cost $40,188,995) *	100.04%	41,156,715
Other assets and liabilities, net	(0.04)	(15,544)

Total net assets	100.00%	$41,141,171

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(#)	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $41,592,501 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$967,720
Gross unrealized depreciation	(1,403,506)

Net unrealized depreciation	$(435,786)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

GROWTH BALANCED FUND

Security name				Value

Investment Companies: 98.19%

Affiliated Master Portfolios: 98.19%
Wells Fargo Advantage C&B Large Cap Value Portfolio				$11,984,973
Wells Fargo Advantage Core Bond Portfolio				15,446,877
Wells Fargo Advantage Diversified Large Cap Growth Portfolio				36,894,450
Wells Fargo Advantage Emerging Growth Portfolio				3,608,972
Wells Fargo Advantage Equity Value Portfolio				12,139,301
Wells Fargo Advantage Index Portfolio				36,493,309
Wells Fargo Advantage Inflation-Protected Bond Portfolio				7,762,010
Wells Fargo Advantage International Equity Portfolio				5,519,013
Wells Fargo Advantage International Growth Portfolio				5,537,933
Wells Fargo Advantage International Index Portfolio				5,535,868
Wells Fargo Advantage International Value Portfolio				5,501,509
Wells Fargo Advantage Large Company Value Portfolio				12,028,372
Wells Fargo Advantage Managed Fixed Income Portfolio				54,065,776
Wells Fargo Advantage Small Cap Value Portfolio				3,570,270
Wells Fargo Advantage Small Company Growth Portfolio				3,656,417
Wells Fargo Advantage Small Company Value Portfolio				3,673,609

Total Investment Companies (Cost $205,299,853)				223,418,659

			Principal
Other: 0.03%
Gryphon Funding Limited, Pass-Through Entity (a)(i)			$226,020	74,587

Total Other (Cost $53,798)				74,587

	Yield	Maturity date
Short-Term Investments: 1.90%
U.S. Treasury Securities: 1.90%
U.S. Treasury Bill #(z)	0.10%	12-27-12	510,000	509,963
U.S. Treasury Bill #(z)	0.13	12-20-12	3,815,000	3,814,721

Total Short-Term Investments (Cost $4,324,665)				4,324,684

Total investments in securities
(Cost $209,678,316) *	100.12%	227,817,930
Other assets and liabilities, net	(0.12)	(265,315)

Total net assets	100.00%	$227,552,615

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $219,987,288 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$17,701,836
Gross unrealized depreciation	(9,871,194)

Net unrealized appreciation	$7,830,642

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	13

MODERATE BALANCED FUND

Security name				Value

Investment Companies: 99.28%

Affiliated Master Portfolios: 99.28%
Wells Fargo Advantage C&B Large Cap Value Portfolio				$5,472,135
Wells Fargo Advantage Core Bond Portfolio				14,746,374
Wells Fargo Advantage Diversified Large Cap Growth Portfolio				16,669,689
Wells Fargo Advantage Emerging Growth Portfolio				1,661,614
Wells Fargo Advantage Equity Value Portfolio				5,507,309
Wells Fargo Advantage Index Portfolio				16,525,077
Wells Fargo Advantage Inflation-Protected Bond Portfolio				7,409,317
Wells Fargo Advantage International Equity Portfolio				2,503,831
Wells Fargo Advantage International Growth Portfolio				2,516,234
Wells Fargo Advantage International Index Portfolio				2,508,057
Wells Fargo Advantage International Value Portfolio				2,498,496
Wells Fargo Advantage Large Company Value Portfolio				5,485,329
Wells Fargo Advantage Managed Fixed Income Portfolio				51,613,850
Wells Fargo Advantage Small Cap Value Portfolio				1,642,215
Wells Fargo Advantage Small Company Growth Portfolio				1,665,094
Wells Fargo Advantage Small Company Value Portfolio				1,663,839
Wells Fargo Advantage Stable Income Portfolio				24,581,171

Total Investment Companies (Cost $155,797,718)				164,669,631

			Principal
Other: 0.01%
Gryphon Funding Limited, Pass-Through Entity (a)(i)			$41,040	13,543

Total Other (Cost $9,768)				13,543

	Yield	Maturity date
Short-Term Investments: 1.05%
U.S. Treasury Securities: 1.05%
U.S. Treasury Bill #(z)	0.10%	12-27-12	1,740,000	1,739,873

Total Short-Term Investments (Cost $1,739,809)				1,739,873

Total investments in securities
(Cost $157,547,295) *	100.34%	166,423,047
Other assets and liabilities, net	(0.34)	(569,061)

Total net assets	100.00%	$165,853,986

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $160,197,210 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,527,408
Gross unrealized depreciation	(301,571)

Net unrealized appreciation	$6,225,837

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Allocation Funds	Statements of assets and liabilities—November 30, 2012 (unaudited)

	Conservative Allocation Fund	Growth Balanced Fund	Moderate Balanced Fund

Assets
Investments
In affiliated Master Portfolios, at value (see cost below)	$40,984,530	$223,418,659	$164,669,631
In unaffiliated securities, at value (see cost below)	172,185	4,399,271	1,753,416

Total investments, at value (see cost below)	41,156,715	227,817,930	166,423,047
Cash	39	666	324
Receivable for Fund shares sold	8,887	119,503	130,971
Receivable from adviser	9,714	1,886	0
Prepaid expenses and other assets	20,296	35,457	17,495

Total assets	41,195,651	227,975,442	166,571,837

Liabilities
Payable for Fund shares redeemed	10,122	219,950	599,969
Payable for daily variation margin on open futures contracts	3,981	66,797	32,534
Advisory fee payable	0	0	3,368
Distribution fees payable	N/A	6,028	2,135
Due to related parties	5,376	38,514	23,484
Shareholder report expenses payable	26,768	35,784	20,347
Shareholder servicing fees payable	7,912	49,335	36,014
Accrued expenses and other liabilities	321	6,419	0

Total liabilities	54,480	422,827	717,851

Total net assets	$41,141,171	$227,552,615	$165,853,986

NET ASSETS CONSIST OF
Paid-in capital	$64,644,620	$398,300,327	$168,422,889
Undistributed net investment income	703,912	3,293,323	2,792,507
Accumulated net realized losses on investments	(25,160,399)	(191,624,004)	(13,967,153)
Net unrealized gains on investments	953,038	17,582,969	8,605,743

Total net assets	$41,141,171	$227,552,615	$165,853,986

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	N/A	$54,395,467	$10,281,355
Shares outstanding – Class A	N/A	1,807,406	513,363
Net asset value per share – Class A	N/A	$30.10	$20.03
Maximum offering price per share – Class A2	N/A	$31.94	$21.25
Net assets – Class B	N/A	$1,359,678	$729,407
Shares outstanding – Class B	N/A	50,799	36,529
Net asset value per share – Class B	N/A	$26.77	$19.97
Net assets – Class C	N/A	$8,152,481	$2,641,236
Shares outstanding – Class C	N/A	307,945	133,919
Net asset value per share – Class C	N/A	$26.47	$19.72
Net assets – Administrator Class	$41,141,171	$163,644,989	$152,201,988
Shares outstanding – Administrator Class	2,271,365	6,049,292	7,541,473
Net asset value per share – Administrator Class	$18.11	$27.05	$20.18

Investments in affiliated Master Portfolios, at cost	$40,018,822	$205,299,853	$155,797,718

Investments in unaffiliated securities, at cost	$170,173	$4,378,463	$1,749,577

Total investments, at cost	$40,188,995	$209,678,316	$157,547,295

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	15

	Conservative Allocation Fund	Growth Balanced Fund	Moderate Balanced Fund

Investment income
Interest allocated from affiliated Master Portfolios*	$473,958	$1,391,714	$1,531,267
Dividends allocated from affiliated Master Portfolios**	75,858	1,456,212	629,420
Securities lending income allocated from affiliated Master Portfolios	2,128	28,748	13,919
Interest	262	3,734	995
Expenses allocated from affiliated Master Portfolios	(102,719)	(651,973)	(442,033)
Waivers allocated from affiliated Master Portfolios	16,632	47,569	54,416

Total investment income	466,119	2,276,004	1,787,984

Expenses
Advisory fee	50,435	302,573	210,841
Administration fees
Fund level	10,087	60,514	42,168
Class A	N/A	69,607	13,188
Class B	N/A	2,035	1,016
Class C	N/A	10,392	3,176
Administrator Class	20,174	89,478	77,652
Shareholder servicing fees
Class A	N/A	66,930	12,680
Class B	N/A	1,837	977
Class C	N/A	9,993	3,054
Administrator Class	50,224	223,149	194,130
Distribution fees
Class B	N/A	5,870	2,932
Class C	N/A	29,978	9,162
Custody and accounting fees	1,582	5,051	3,697
Professional fees	11,316	8,136	9,206
Registration fees	16,231	29,772	29,321
Shareholder report expenses	15,367	32,847	16,765
Trustees’ fees and expenses	6,011	5,600	5,704
Other fees and expenses	3,381	6,058	5,615

Total expenses	184,808	959,820	641,284
Less: Fee waivers and/or expense reimbursements	(99,416)	(299,731)	(241,068)

Net expenses	85,392	660,089	400,216

Net investment income	380,727	1,615,915	1,387,768

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	2,886	31,107	5,430
Futures transactions	82,686	1,394,582	724,368
Securities transactions allocated from affiliated Master Portfolios	753,496	5,719,150	3,484,793

Net realized gains on investments	839,068	7,144,839	4,214,591

Net change in unrealized gains (losses) on:
Unaffiliated securities	(356)	(3,597)	(686)
Futures transactions	69,165	1,444,588	611,338
Securities transactions allocated from affiliated Master Portfolios	484,348	8,615,478	3,876,080

Net change in unrealized gains (losses) on investments	553,157	10,056,469	4,486,732

Net realized and unrealized gains (losses) on investments	1,392,225	17,201,308	8,701,323

Net increase in net assets resulting from operations	$1,772,952	$18,817,223	$10,089,091

* Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$45	$174	$156
** Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$1,122	$22,339	$9,559

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Conservative Allocation Fund
	Six months ended November 30, 2012 (unaudited)		Year ended May 31, 2012

Operations
Net investment income		$380,727		$822,932
Net realized gains on investments		839,068		595,598
Net change in unrealized gains (losses) on investments		553,157		(565,788)

Net increase in net assets resulting from operations		1,772,952		852,742

Distributions to shareholders from
Net investment income
Administrator Class		0		(493,074)

Total distributions to shareholders		0		(493,074)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	284,048	5,074,178	436,655	7,434,591
Reinvestment of distributions
Administrator Class	0	0	29,056	482,333
Payment for shares redeemed
Administrator Class	(254,146)	(4,503,872)	(368,142)	(6,281,286)

Net increase in net assets resulting from capital share transactions		570,306		1,635,638

Total increase in net assets		2,343,258		1,995,306

Net assets
Beginning of period		38,797,913		36,802,607

End of period		$41,141,171		$38,797,913

Undistributed net investment income		$703,912		$323,185

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	17

	Growth Balanced Fund
	Six months ended November 30, 2012 (unaudited)		Year ended May 31, 2012

Operations
Net investment income		$1,615,915		$4,792,504
Net realized gains (losses) on investments		7,144,839		(3,024,099)
Net change in unrealized gains (losses) on investments		10,056,469		(17,190,366)

Net increase (decrease) in net assets resulting from operations		18,817,223		(15,421,961)

Distributions to shareholders from
Net investment income
Class A		0		(422,013)
Class C		0		(16,422)
Administrator Class		0		(2,900,868)

Total distributions to shareholders		0		(3,339,303)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	175,806	5,254,404	145,577	4,030,845
Class B	669	18,048	1,736	35,305
Class C	20,684	539,930	44,762	1,077,045
Administrator Class	310,772	8,214,464	1,126,437	28,122,102

		14,026,846		33,265,297

Reinvestment of distributions
Class A	0	0	15,849	409,066
Class C	0	0	672	15,373
Administrator Class	0	0	123,784	2,864,372

		0		3,288,811

Payment for shares redeemed
Class A	(147,142)	(4,340,290)	(429,300)	(11,917,248)
Class B	(18,604)	(489,177)	(92,082)	(2,277,834)
Class C	(24,910)	(647,869)	(56,665)	(1,367,347)
Administrator Class	(3,085,872)	(78,598,137)	(2,777,829)	(69,226,884)

		(84,075,473)		(84,789,313)

Net decrease in net assets resulting from capital share transactions		(70,048,627)		(48,235,205)

Total decrease in net assets		(51,231,404)		(66,996,469)

Net assets
Beginning of period		278,784,019		345,780,488

End of period		$227,552,615		$278,784,019

Undistributed net investment income		$3,293,323		$1,677,408

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Moderate Balanced Fund
	Six months ended November 30, 2012 (unaudited)		Year ended May 31, 2012

Operations
Net investment income		$1,387,768		$3,625,486
Net realized gains on investments		4,214,591		1,000,535
Net change in unrealized gains (losses) on investments		4,486,732		(6,534,214)

Net increase (decrease) in net assets resulting from operations		10,089,091		(1,908,193)

Distributions to shareholders from
Net investment income
Class A		0		(298,350)
Class B		0		(14,409)
Class C		0		(65,722)
Administrator Class		0		(5,867,825)

Total distributions to shareholders		0		(6,246,306)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	54,334	1,069,982	148,156	2,821,610
Class B	3,037	59,617	15,027	286,476
Class C	17,173	334,859	48,303	904,849
Administrator Class	292,127	5,809,968	1,023,557	19,512,929

		7,274,426		23,525,864

Reinvestment of distributions
Class A	0	0	16,021	285,166
Class B	0	0	756	13,518
Class C	0	0	3,054	53,931
Administrator Class	0	0	317,421	5,681,842

		0		6,034,457

Payment for shares redeemed
Class A	(68,214)	(1,330,692)	(181,808)	(3,450,859)
Class B	(9,316)	(184,389)	(28,981)	(542,623)
Class C	(7,731)	(150,991)	(48,418)	(909,830)
Administrator Class	(1,851,042)	(35,491,083)	(1,967,823)	(37,322,420)

		(37,157,155)		(42,225,732)

Net decrease in net assets resulting from capital share transactions		(29,882,729)		(12,665,411)

Total decrease in net assets		(19,793,638)		(20,819,910)

Net assets
Beginning of period		185,647,624		206,467,534

End of period		$165,853,986		$185,647,624

Undistributed net investment income		$2,792,507		$1,404,739

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

20	Wells Fargo Advantage Allocation Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income

Conservative Allocation Fund
Administrator Class
June 1, 2012 to November 30, 2012 (unaudited)	$17.31	0.17		0.63	0.00
June 1, 2011 to May 31, 2012	$17.17	0.37		(0.01)	(0.22)
October 1, 2010 to May 31, 2011[4]	$18.52	0.29	[5]	0.95	(1.48)
October 1, 2009 to September 30, 2010	$17.45	1.15		0.57	(0.65)
October 1, 2008 to September 30, 2009	$17.77	0.58		(0.05)	(0.75)
October 1, 2007 to September 30, 2008	$20.35	0.73		(2.04)	(0.72)
October 1, 2006 to September 30, 2007	$19.74	0.70		0.84	(0.64)

Growth Balanced Fund
Class A
June 1, 2012 to November 30, 2012 (unaudited)	$27.77	0.19		2.14	0.00
June 1, 2011 to May 31, 2012	$29.34	0.39	[5]	(1.73)	(0.23)
October 1, 2010 to May 31, 2011[4]	$25.89	0.23		4.11	(0.89)
October 1, 2009 to September 30, 2010	$24.12	0.40	[5]	1.75	(0.38)
October 1, 2008 to September 30, 2009	$25.63	0.41	[5]	(1.32)	(0.52)
October 1, 2007 to September 30, 2008	$36.21	0.63	[5]	(7.32)	(0.63)
October 1, 2006 to September 30, 2007	$33.51	0.61		4.40	(0.53)
Class B
June 1, 2012 to November 30, 2012 (unaudited)	$24.80	0.06	[5]	1.91	0.00
June 1, 2011 to May 31, 2012	$26.17	0.15	[5]	(1.52)	0.00
October 1, 2010 to May 31, 2011[4]	$23.07	0.12	[5]	3.62	(0.64)
October 1, 2009 to September 30, 2010	$21.46	0.22	[5]	1.53	(0.14)
October 1, 2008 to September 30, 2009	$22.70	0.22	[5]	(1.13)	(0.25)
October 1, 2007 to September 30, 2008	$32.51	0.36	[5]	(6.52)	(0.39)
October 1, 2006 to September 30, 2007	$30.29	0.33		3.95	(0.28)
Class C
June 1, 2012 to November 30, 2012 (unaudited)	$24.52	0.06	[5]	1.89	0.00
June 1, 2011 to May 31, 2012	$25.94	0.16	[5]	(1.53)	(0.05)
October 1, 2010 to May 31, 2011[4]	$22.93	0.12	[5]	3.60	(0.71)
October 1, 2009 to September 30, 2010	$21.42	0.19	[5]	1.56	(0.24)
October 1, 2008 to September 30, 2009	$22.77	0.23	[5]	(1.17)	(0.33)
October 1, 2007 to September 30, 2008	$32.60	0.36	[5]	(6.54)	(0.39)
October 1, 2006 to September 30, 2007	$30.37	0.33		3.97	(0.29)
Administrator Class
June 1, 2012 to November 30, 2012 (unaudited)	$24.93	0.41		1.71	0.00
June 1, 2011 to May 31, 2012	$26.39	0.41	[5]	(1.57)	(0.30)
October 1, 2010 to May 31, 2011[4]	$23.39	0.31	[5]	3.64	(0.95)
October 1, 2009 to September 30, 2010	$21.81	0.46	[5]	1.55	(0.43)
October 1, 2008 to September 30, 2009	$23.29	0.41	[5]	(1.21)	(0.60)
October 1, 2007 to September 30, 2008	$33.29	0.64	[5]	(6.67)	(0.71)
October 1, 2006 to September 30, 2007	$30.98	0.70		3.99	(0.60)

Please see footnotes on page 22.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	21

Distributions from net realized gains	Distributions from tax basis return of capital	Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
			Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.00	0.00	$18.11	1.90%	1.34%	0.85%	4.62%	47%	$41,141
0.00	0.00	$17.31	2.18%	1.28%	0.85%	2.17%	124%	$38,798
0.00	(1.11)	$17.17	2.46%	1.27%	0.85%	7.37%	72%	$36,803
0.00	0.00	$18.52	1.44%	1.13%	0.85%	10.12%	112%	$39,740
(0.10)	0.00	$17.45	3.18%	1.09%	0.85%	3.68%	130%	$424,389
(0.55)	0.00	$17.77	3.80%	1.06%	0.85%	(6.85)%	100%	$479,238
(0.29)	0.00	$20.35	3.75%	1.05%	0.85%	8.05%	91%	$615,216

0.00	0.00	$30.10	1.19%	1.38%	1.20%	8.39%	38%	$54,395
0.00	0.00	$27.77	1.40%	1.36%	1.20%	(4.53)%	107%	$49,403
0.00	0.00	$29.34	1.43%	1.35%	1.20%	17.02%	70%	$60,055
0.00	0.00	$25.89	1.61%	1.38%	1.20%	9.00%	94%	$55,284
(0.08)	0.00	$24.12	1.95%	1.32%	1.20%	(2.95)%	105%	$55,318
(3.26)	0.00	$25.63	2.09%	1.34%	1.20%	(20.42)%	80%	$55,626
(1.78)	0.00	$36.21	1.89%	1.32%	1.20%	15.55%	75%	$79,411

0.00	0.00	$26.77	0.42%	2.11%	1.95%	7.94%	38%	$1,360
0.00	0.00	$24.80	0.61%	2.10%	1.95%	(5.23)%	107%	$1,704
0.00	0.00	$26.17	0.62%	2.09%	1.95%	16.43%	70%	$4,163
0.00	0.00	$23.07	0.96%	2.12%	1.95%	8.19%	94%	$6,924
(0.08)	0.00	$21.46	1.21%	2.08%	1.95%	(3.66)%	105%	$13,869
(3.26)	0.00	$22.70	1.31%	2.09%	1.95%	(21.02)%	80%	$31,892
(1.78)	0.00	$32.51	1.12%	2.06%	1.95%	14.69%	75%	$66,097

0.00	0.00	$26.47	0.44%	2.13%	1.95%	7.95%	38%	$8,152
0.00	0.00	$24.52	0.65%	2.11%	1.95%	(5.26)%	107%	$7,656
0.00	0.00	$25.94	0.68%	2.10%	1.95%	16.45%	70%	$8,388
0.00	0.00	$22.93	0.84%	2.12%	1.95%	8.20%	94%	$7,665
(0.08)	0.00	$21.42	1.21%	2.06%	1.95%	(3.69)%	105%	$7,738
(3.26)	0.00	$22.77	1.33%	2.08%	1.95%	(21.02)%	80%	$9,588
(1.78)	0.00	$32.60	1.12%	2.06%	1.95%	14.72%	75%	$15,226

0.00	0.00	$27.05	1.43%	1.22%	0.95%	8.50%	38%	$163,645
0.00	0.00	$24.93	1.64%	1.20%	0.95%	(4.30)%	107%	$220,021
0.00	0.00	$26.39	1.66%	1.19%	0.95%	17.19%	70%	$273,174
0.00	0.00	$23.39	2.04%	1.19%	0.95%	9.32%	94%	$287,073
(0.08)	0.00	$21.81	2.18%	1.14%	0.95%	(2.68)%	105%	$861,399
(3.26)	0.00	$23.29	2.32%	1.16%	0.95%	(20.25)%	80%	$1,161,210
(1.78)	0.00	$33.29	2.12%	1.14%	0.95%	15.84%	75%	$1,804,249

Please see footnotes on page 22.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Allocation Funds	Financial highlights

	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income

Moderate Balanced Fund
Class A
June 1, 2012 to November 30, 2012 (unaudited)	$18.84	0.12		1.07	0.00
June 1, 2011 to May 31, 2012	$19.64	0.32		(0.54)	(0.58)
October 1, 2010 to May 31, 2011[4]	$17.97	0.28		1.80	(0.41)
October 1, 2009 to September 30, 2010	$17.12	0.38	[5]	1.03	(0.56)
October 1, 2008 to September 30, 2009	$17.85	0.38		(0.36)	(0.57)
October 1, 2007 to September 30, 2008	$22.76	0.55		(3.34)	(0.61)
October 1, 2006 to September 30, 2007	$21.97	0.65	[5]	1.73	(0.61)
Class B
June 1, 2012 to November 30, 2012 (unaudited)	$18.86	0.07	[5]	1.04	0.00
June 1, 2011 to May 31, 2012	$19.58	0.18	[5]	(0.53)	(0.37)
October 1, 2010 to May 31, 2011[4]	$17.85	0.14	[5]	1.84	(0.25)
October 1, 2009 to September 30, 2010	$16.99	0.30		0.97	(0.41)
October 1, 2008 to September 30, 2009	$17.67	0.26	[5]	(0.34)	(0.42)
October 1, 2007 to September 30, 2008	$22.53	0.42		(3.34)	(0.43)
October 1, 2006 to September 30, 2007	$21.76	0.47	[5]	1.72	(0.44)
Class C
June 1, 2012 to November 30, 2012 (unaudited)	$18.63	0.07		1.02	0.00
June 1, 2011 to May 31, 2012	$19.45	0.18	[5]	(0.53)	(0.47)
October 1, 2010 to May 31, 2011[4]	$17.77	0.14	[5]	1.83	(0.29)
October 1, 2009 to September 30, 2010	$16.96	0.28	[5]	0.99	(0.46)
October 1, 2008 to September 30, 2009	$17.64	0.26	[5]	(0.34)	(0.42)
October 1, 2007 to September 30, 2008	$22.52	0.41		(3.33)	(0.45)
October 1, 2006 to September 30, 2007	$21.77	0.47	[5]	1.72	(0.46)
Administrator Class
June 1, 2012 to November 30, 2012 (unaudited)	$18.96	0.22		1.00	0.00
June 1, 2011 to May 31, 2012	$19.77	0.40		(0.58)	(0.63)
October 1, 2010 to May 31, 2011[4]	$18.11	0.29		1.83	(0.46)
October 1, 2009 to September 30, 2010	$17.23	0.52	[5]	0.95	(0.59)
October 1, 2008 to September 30, 2009	$17.98	0.42	[5]	(0.37)	(0.62)
October 1, 2007 to September 30, 2008	$22.90	0.60		(3.36)	(0.65)
October 1, 2006 to September 30, 2007	$22.08	0.67	[5]	1.77	(0.64)

1.	Includes net expenses allocated from the Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Master Portfolio by the corresponding Master Portfolio’s portfolio turnover rate.

4.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

5.	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	23

Distributions from net realized gains	Ending net asset value per share	Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
		Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.00	$20.03	1.43%	1.35%	1.15%	6.32%	42%	$10,281
0.00	$18.84	1.68%	1.33%	1.15%	(0.93)%	115%	$9,935
0.00	$19.64	1.89%	1.34%	1.15%	11.72%	70%	$10,702
0.00	$17.97	2.42%	1.37%	1.15%	8.41%	103%	$7,992
(0.18)	$17.12	2.47%	1.31%	1.15%	0.94%	116%	$8,669
(1.51)	$17.85	2.88%	1.31%	1.15%	(13.39)%	89%	$8,524
(0.98)	$22.76	2.80%	1.28%	1.15%	11.33%	82%	$9,839

0.00	$19.97	0.67%	2.10%	1.90%	5.89%	42%	$729
0.00	$18.86	0.94%	2.08%	1.90%	(1.66)%	115%	$807
0.00	$19.58	1.11%	2.09%	1.90%	11.16%	70%	$1,097
0.00	$17.85	1.65%	2.12%	1.90%	7.58%	103%	$1,257
(0.18)	$16.99	1.72%	2.06%	1.90%	0.19%	116%	$1,720
(1.51)	$17.67	2.13%	2.06%	1.90%	(14.06)%	89%	$2,177
(0.98)	$22.53	2.01%	2.03%	1.90%	10.49%	82%	$3,699

0.00	$19.72	0.69%	2.10%	1.90%	5.85%	42%	$2,641
0.00	$18.63	0.92%	2.08%	1.90%	(1.67)%	115%	$2,319
0.00	$19.45	1.16%	2.09%	1.90%	11.17%	70%	$2,364
0.00	$17.77	1.59%	2.12%	1.90%	7.58%	103%	$1,726
(0.18)	$16.96	1.72%	2.05%	1.90%	0.21%	116%	$1,445
(1.51)	$17.64	2.13%	2.05%	1.90%	(14.05)%	89%	$1,677
(0.98)	$22.52	2.03%	2.03%	1.90%	10.49%	82%	$2,034

0.00	$20.18	1.68%	1.19%	0.90%	6.38%	42%	$152,202
0.00	$18.96	1.92%	1.17%	0.90%	(0.66)%	115%	$172,587
0.00	$19.77	2.14%	1.18%	0.90%	11.93%	70%	$192,305
0.00	$18.11	3.06%	1.18%	0.90%	8.65%	103%	$176,179
(0.18)	$17.23	2.72%	1.13%	0.90%	1.14%	116%	$330,340
(1.51)	$17.98	3.13%	1.13%	0.90%	(13.17)%	89%	$407,829
(0.98)	$22.90	3.00%	1.10%	0.90%	11.59%	82%	$533,729

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Conservative Allocation Fund (“Conservative Allocation Fund”), Wells Fargo Advantage Growth Balanced Fund (“Growth Balanced Fund”), and Wells Fargo Advantage Moderate Balanced Fund (“Moderate Balanced Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

The Funds each seek to achieve their investment objective by investing all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the Master Portfolios for the six months ended November 30, 2012 are included in this report and should be read in conjunction with each Fund’s financial statements. As of November 30, 2012, the Funds own the following percentages of the Master Portfolios:

	Conservative Allocation Fund		Growth Balanced Fund		Moderate Balanced Fund
Wells Fargo Advantage C&B Large Cap Value Portfolio	0	%*	4%		2%
Wells Fargo Advantage Core Bond Portfolio	0	*	0	*	0	*
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	1		25		11
Wells Fargo Advantage Emerging Growth Portfolio	0	*	0	*	0	*
Wells Fargo Advantage Equity Value Portfolio	0	*	1		1
Wells Fargo Advantage Index Portfolio	0	*	1		1
Wells Fargo Advantage Inflation-Protected Bond Portfolio	3		10		9
Wells Fargo Advantage International Equity Portfolio	1		25		11
Wells Fargo Advantage International Growth Portfolio	0	*	5		2
Wells Fargo Advantage International Index Portfolio	1		25		11
Wells Fargo Advantage International Value Portfolio	0	*	2		1
Wells Fargo Advantage Large Company Value Portfolio	1		25		11
Wells Fargo Advantage Managed Fixed Income Portfolio	13		45		43
Wells Fargo Advantage Small Cap Value Portfolio	1		22		10
Wells Fargo Advantage Small Company Growth Portfolio	0	*	3		1
Wells Fargo Advantage Small Company Value Portfolio	0	*	2		1
Wells Fargo Advantage Stable Income Portfolio	29		N/A		71

*	The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	25

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

Each Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis by the Fund and each Master Portfolio. Realized gains or losses are recorded on the basis of identified cost by the Fund and each Master Portfolio.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by the Fund and each Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Master Portfolio is informed of the ex-dividend date.

Dividend and interest income from foreign securities in each Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

26	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

Each Fund records on a daily basis its proportionate share of each Master Portfolio’s interest and dividend income, in addition to expenses, waivers, and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At May 31, 2012, net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

	Pre-enactment capital loss expiration*				Post-enactment capital losses**
	2016	2017	2018	2019	Short-term	Long-term
Conservative Allocation Fund	$0	$14,978,984	$6,065,292	$3,688,341	$0	$0
Growth Balanced Fund	18,749,350	88,381,433	82,578,227	0	5,465,588	1,656,889
Moderate Balanced Fund	0	8,053,054	9,979,052	0	355,374	0

*	Losses incured in taxable years beginning before December 22, 2010.

**	Losses incured in taxable years which began after December 22, 2010 are carried forwad for an unlimited period.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	27

As of May 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Conservative Allocation Fund

Equity securities
Investment companies	$0	$40,984,530	$0	$40,984,530

Other	0	0	7,197	7,197

Short-term investments
U.S. Treasury securities	164,988	0	0	164,988
	$164,988	$40,984,530	$7,197	$41,156,715
Growth Balanced Fund

Equity securities
Investment companies	$0	$223,418,659	$0	$223,418,659

Other	0	0	74,587	74,587

Short-term investments
U.S. Treasury securities	4,324,684	0	0	4,324,684
	$4,324,684	$223,418,659	$74,587	$227,817,930
Moderate Balanced Fund

Equity securities
Investment companies	$0	$164,669,631	$0	$164,669,631

Other	0	0	13,543	13,543

Short-term investments
U.S. Treasury securities	1,739,873	0	0	1,739,873
	$1,739,873	$164,669,631	$13,543	$166,423,047

Further details on the major security types listed above can be found in each Fund’s Portfolio of Investments.

As of November 30, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Futures contracts+	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Conservative Allocation Fund	$(14,682)	$0	$0	$(14,682)
Growth Balanced Fund	$(556,645)	$0	$0	$(556,645)
Moderate Balanced Fund	$(270,009)	$0	$0	$(270,009)

+	Futures contracts are presented at the unrealized gains or losses on the instruments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended November 30, 2012, the Funds did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisor who is responsible for day-to-day portfolio management of the Funds.

Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.19% as the average daily net assets of each Fund increases. Prior to October 1, 2012, Funds Management received an annual advisory fee of 0.25% of each Fund’s average daily net assets. For the six months ended November 30, 2012, the advisory fee was equivalent to an annual rate of 0.25% of each Fund’s average daily net assets.

28	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of each Fund increase.

Funds Management also serves as the adviser to each Master Portfolio and is entitled to receive a fee from each Master Portfolio for those services.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Expiration date	Class A	Class B	Class C	Administrator Class
Conservative Allocation Fund	September 30, 2013	N/A	N/A	N/A	0.85%
Growth Balanced Fund	September 30, 2013	1.20%	1.95%	1.95%	0.95%
Moderate Balanced Fund	September 30, 2013	1.15%	1.90%	1.90%	0.90%

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended November 30, 2012, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges Class A	Contingent deferred sales charges
		Class B	Class C
Growth Balanced Fund	$1,806	$79	$64
Moderate Balanced Fund	3,344	162	0

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	29

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended November 30, 2012 were as follows:

	Purchases at cost*	Sales proceeds*
Conservative Allocation Fund	$20,572,344	$24,428,636
Growth Balanced Fund	91,671,744	120,453,707
Moderate Balanced Fund	74,800,822	92,726,030
*	The Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio’s purchases and sales. Purchases and sales of unaffiliated securities in which the Funds invest are actual purchases and sale of those securities.

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2012, the Funds entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At November 30, 2012, the Funds had long and short futures contracts outstanding as follows:

	Expiration date	Contracts	Type	Contract value at November 30, 2012	Unrealized losses
Conservative Allocation Fund	12-20-12	6 Long	S&P 500 Index	$2,121,600	$(8,041)
	3-19-13	13 Short	30-Year U.S. Treasury Bonds	1,950,813	(6,641)
Growth Balanced Fund	12-20-12	97 Long	S&P 500 Index	34,299,200	(442,604)
	3-19-13	227 Short	30-Year U.S. Treasury Bonds	34,064,188	(114,041)
Moderate Balanced Fund	12-20-12	47 Long	S&P 500 Index	16,619,200	(214,457)
	3-19-13	111 Short	30-Year U.S. Treasury Bonds	16,656,938	(55,552)

The Funds had average notional amounts in futures contracts outstanding during the six months ended November 30, 2012 as follows:

	Long contracts	Short contracts
Conservative Allocation Fund	$1,741,417	$1,940,946
Growth Balanced Fund	36,086,585	35,672,456
Moderate Balanced Fund	16,795,756	16,548,348

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2012 was as follows for Conservative Allocation Fund:

	Liability derivatives
	Balance sheet location	Fair value
Interest rate contracts	Net assets – Net unrealized gains on investments	$6,641	*
Equity contracts	Net assets – Net unrealized gains on investments	8,041	*
		$14,682

*	Amount represents cumulative unrealized gains/losses on futures contracts. Only the variation margin as of November 30, 2012 is reported separately on the Statements of Assets and Liabilities.

30	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2012 was as follows for Conservative Allocation Fund:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$(41,183)	$29,956
Equity contracts	123,869	39,209
	$82,686	$69,165

The fair value of derivative instruments as of November 30, 2012 was as follows for Growth Balanced Fund:

	Liability derivatives
	Balance sheet location	Fair value
Interest rate contracts	Net assets – Net unrealized gains on investments	$114,041	*
Equity contracts	Net assets – Net unrealized gains on investments	442,604	*
		$556,645

*	Amount represents cumulative unrealized gains/losses on futures contracts. Only the variation margin as of November 30, 2012 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2012 was as follows for Growth Balanced Fund:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$(968,106)	$677,016
Equity contracts	2,362,688	767,572
	$1,394,582	$1,444,588

The fair value of derivative instruments as of November 30, 2012 was as follows for Moderate Balanced Fund:

	Liability Derivatives
	Balance sheet location	Fair value
Interest rate contracts	Net assets – Net unrealized gains on investments	$55,552	*
Equity contracts	Net assets – Net unrealized gains on investments	214,457	*
		$270,009

*	Amount represents cumulative unrealized gains/losses on futures contracts. Only the variation margin as of November 30, 2012 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2012 was as follows for Moderate Balanced Fund:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$(428,315)	$296,342
Equity contracts	1,152,683	314,996
	$724,368	$611,338

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	31

8. BANK BORROWINGS

Each Fund and certain other funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.15% of the unused balance is allocated to each participating fund. For the six months ended November 30, 2012, the Funds paid the following amounts in commitment fees:

Commitment Fee
Conservative Allocation Fund	$48
Growth Balanced Fund	439
Moderate Balanced Fund	218

For the six months ended November 30, 2012, there were no borrowings by the Funds under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

11. FUND LIQUIDATION

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the liquidation of Conservative Allocation Fund. The liquidation is expected to occur after the close of business on or around May 24, 2013. On the date of the liquidation, shareholders of Conservative Allocation Fund will receive a distribution of their account proceeds, including any accrued dividends, in complete redemption of their shares.

12. SUBSEQUENT DISTRIBUTIONS

On December 17, 2012, the Fund’s declared distributions from net investment income to shareholders of record on December 14, 2012. The per share amounts payable on December 18, 2012 were as follows:

	Conservative Allocation Fund	Growth Balanced Fund	Moderate Balanced Fund
Net investment income
Class A	N/A	$0.43926	$0.34144
Class B	N/A	0.13070	0.17202
Class C	N/A	0.25480	0.20048
Administrator Class	$0.34782	0.51115	0.39070

These distributions are not reflected in the accompanying financial statements.

32	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.17%

Consumer Discretionary: 16.12%

Hotels, Restaurants & Leisure: 5.87%
Carnival Corporation «	145,100	$5,609,566
Darden Restaurants Incorporated «	107,300	5,674,024
McDonald’s Corporation	85,400	7,433,216

		18,716,806

Household Durables: 3.33%
NVR Incorporated †	11,800	10,618,112

Media: 3.44%
Omnicom Group Incorporated «	220,700	10,977,618

Multiline Retail: 2.39%
Kohl’s Corporation	170,500	7,612,825

Specialty Retail: 1.09%
Best Buy Company Incorporated «	265,000	3,474,150

Consumer Staples: 11.69%

Beverages: 3.19%
Coca-Cola Enterprises Incorporated	168,900	5,266,302
Diageo plc ADR «	40,960	4,897,587

		10,163,889

Household Products: 5.52%
Colgate-Palmolive Company	57,300	6,217,050
Henkel AG & Company KGaA ADR	68,000	4,607,741
Procter & Gamble Company	96,900	6,766,527

		17,591,318

Personal Products: 1.03%
Avon Products Incorporated	235,500	3,285,225

Tobacco: 1.95%
Philip Morris International	69,400	6,237,672

Energy: 6.28%

Oil, Gas & Consumable Fuels: 6.28%
Chevron Corporation	57,800	6,108,882
Devon Energy Corporation	92,900	4,800,143
Exxon Mobil Corporation	103,500	9,122,490

		20,031,515

Financials: 20.40%

Capital Markets: 5.06%
Charles Schwab Corporation	421,900	5,526,890
State Street Corporation	238,900	10,616,716

		16,143,606

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	33

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Commercial Banks: 1.58%
PNC Financial Services Group Incorporated	89,800	$5,041,372

Consumer Finance: 2.70%
American Express Company	153,800	8,597,420

Diversified Financial Services: 6.48%
Bank of America Corporation	431,200	4,251,632
Berkshire Hathaway Incorporated Class B †	72,700	6,403,416
JPMorgan Chase & Company	243,300	9,994,764

		20,649,812

Insurance: 4.58%
Axis Capital Holdings Limited	155,300	5,586,141
The Progressive Corporation «	235,000	4,993,750
Willis Group Holdings plc «	114,600	4,020,168

		14,600,059

Health Care: 11.44%

Health Care Equipment & Supplies: 4.06%
Baxter International Incorporated	103,400	6,852,318
Becton Dickinson & Company «	79,700	6,110,599

		12,962,917

Health Care Providers & Services: 4.30%
Cardinal Health Incorporated	151,600	6,132,220
Quest Diagnostics Incorporated «	131,200	7,580,736

		13,712,956

Pharmaceuticals: 3.08%
Johnson & Johnson Services Incorporated «	140,700	9,811,011

Industrials: 11.23%

Aerospace & Defense: 2.58%
Raytheon Company	143,900	8,221,007

Air Freight & Logistics: 1.44%
United Parcel Service Incorporated Class B	62,700	4,583,997

Commercial Services & Supplies: 2.05%
Cintas Corporation «	158,200	6,555,808

Industrial Conglomerates: 2.67%
3M Company	93,500	8,503,825

Machinery: 2.49%
Illinois Tool Works Incorporated «	128,800	7,930,216

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security name		Shares	Value

Information Technology: 12.18%

Electronic Equipment, Instruments & Components: 4.96%
Flextronics International Limited †		948,400	$5,491,236
Molex Incorporated Class A		206,000	4,472,260
TE Connectivity Limited		166,700	5,866,173

			15,829,669

IT Services: 3.98%
Fiserv Incorporated †		84,600	6,513,354
Western Union Company		489,600	6,173,856

			12,687,210

Semiconductors & Semiconductor Equipment: 2.33%
Lam Research Corporation †		211,900	7,441,928

Software: 0.91%
Microsoft Corporation		108,400	2,885,608

Materials: 3.84%

Containers & Packaging: 3.84%
Ball Corporation «		161,000	7,195,090
Rock-Tenn Company Class A		77,700	5,053,609

			12,248,699

Telecommunication Services: 2.38%

Wireless Telecommunication Services: 2.38%
Vodafone Group plc ADR		294,200	7,590,360

Utilities: 1.61%

Electric Utilities: 1.61%
Entergy Corporation		80,600	5,121,324

Total Common Stocks (Cost $265,963,259)			309,827,934

	Dividend Yield

Preferred Stocks: 1.24%

Consumer Staples: 1.24%

Household Products: 1.24%
Henkel AG & Company KGaA ADR	1.25%	47,200	3,944,178

Total Preferred Stocks (Cost $1,744,375)			3,944,178

		Principal

Other: 0.15%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		$1,421,993	469,258

Total Other (Cost $134,731)			469,258

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	35

C&B LARGE CAP VALUE PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 17.65%

Investment Companies: 17.65%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16%	1,807,073	$1,807,073
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.21	54,471,494	54,471,494

Total Short-Term Investments (Cost $56,278,567)			56,278,567

Total investments in securities
(Cost $324,120,932) *	116.21%	370,519,937
Other assets and liabilities, net	(16.21)	(51,673,599)

Total net assets	100.00%	$318,846,338

«	All or a portion of this security is on loan.

†	Non-income-earning security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $335,714,171 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$48,127,854
Gross unrealized depreciation	(13,322,088)

Net unrealized appreciation	$34,805,766

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.79%

Consumer Discretionary: 21.27%

Auto Components: 0.10%
BorgWarner Incorporated †	2,200	$145,860

Distributors: 0.16%
LKQ Corporation †	11,100	243,312

Hotels, Restaurants & Leisure: 4.08%
Chipotle Mexican Grill Incorporated «†	4,350	1,147,443
Marriott International Incorporated Class A «	18,400	667,736
McDonald’s Corporation	12,690	1,104,538
Starbucks Corporation	54,751	2,839,934
Wynn Resorts Limited	2,800	314,720

		6,074,371

Internet & Catalog Retail: 3.31%
Amazon.com Incorporated «†	10,760	2,712,058
priceline.com Incorporated †	3,345	2,218,270

		4,930,328

Media: 1.33%
CBS Corporation Class B	24,330	875,393
Liberty Media Corporation «†	10,106	1,111,559

		1,986,952

Multiline Retail: 3.95%
Dollar General Corporation †	49,121	2,456,050
Dollar Tree Incorporated †	57,180	2,386,693
Nordstrom Incorporated	19,300	1,043,937

		5,886,680

Specialty Retail: 6.08%
CarMax Incorporated «†	36,170	1,311,524
Dick’s Sporting Goods Incorporated «	21,715	1,140,255
GNC Holdings Incorporated Class A	20,500	720,165
Home Depot Incorporated	13,810	898,617
Limited Brands Incorporated	30,150	1,572,323
O’Reilly Automotive Incorporated †	4,600	432,768
Ross Stores Incorporated	8,900	506,588
TJX Companies Incorporated	29,250	1,296,945
Tractor Supply Company «	9,700	869,314
Ulta Salon Cosmetics & Fragrance Incorporated	3,000	300,840

		9,049,339

Textiles, Apparel & Luxury Goods: 2.26%
lululemon athletica incorporated «†	23,330	1,674,627
Michael Kors Holdings Limited †	10,305	547,711
Nike Incorporated Class B	6,900	672,612

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	37

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Under Armour Incorporated Class A «†	1,900	$98,477
VF Corporation «	2,300	369,173

		3,362,600

Consumer Staples: 6.57%

Beverages: 1.83%
Anheuser-Busch Companies Incorporated ADR	12,450	1,095,227
Monster Beverage Corporation †	12,000	624,600
The Coca-Cola Company	26,500	1,004,880

		2,724,707

Food & Staples Retailing: 3.64%
Costco Wholesale Corporation	12,900	1,341,471
Walgreen Company «	13,100	444,221
Whole Foods Market Incorporated	38,930	3,634,505

		5,420,197

Food Products: 0.79%
Mead Johnson Nutrition Company	4,400	300,036
The Hershey Company	12,000	879,240

		1,179,276

Personal Products: 0.31%
Estee Lauder Companies Incorporated Class A	7,900	460,175

Energy: 5.36%

Energy Equipment & Services: 1.46%
National Oilwell Varco Incorporated	13,735	938,101
Schlumberger Limited	17,376	1,244,469

		2,182,570

Oil, Gas & Consumable Fuels: 3.90%
Concho Resources Incorporated †	17,760	1,425,418
Continental Resources Incorporated «†	5,060	347,622
Energy XXI (Bermuda) Limited «	9,800	310,464
Pioneer Natural Resources Company	27,320	2,923,240
The Williams Companies Incorporated	24,290	797,684

		5,804,428

Financials: 3.10%

Capital Markets: 1.51%
Ameriprise Financial Incorporated	22,630	1,372,962
TD Ameritrade Holding Corporation	54,480	882,576

		2,255,538

Consumer Finance: 1.59%
American Express Company	26,634	1,488,841
Capital One Financial Corporation	12,620	726,912
Discover Financial Services	3,700	153,957

		2,369,710

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Health Care: 13.66%

Biotechnology: 5.20%
Alexion Pharmaceuticals Incorporated †	36,905	$3,543,618
Biogen Idec Incorporated †	6,000	894,540
BioMarin Pharmaceutical Incorporated †	2,700	131,220
Celgene Corporation †	10,700	840,913
Gilead Sciences Incorporated «†	28,180	2,113,500
Onyx Pharmaceuticals Incorporated «†	2,900	218,863

		7,742,654

Health Care Equipment & Supplies: 2.17%
Covidien plc	12,900	749,619
Intuitive Surgical Incorporated «†	4,690	2,481,010

		3,230,629

Health Care Providers & Services: 1.92%
AmerisourceBergen Corporation «	21,403	903,635
Catamaran Corporation †	19,400	944,586
Express Scripts Holding Corporation †	3,200	172,320
UnitedHealth Group Incorporated	15,600	848,484

		2,869,025

Health Care Technology: 1.22%
Cerner Corporation «†	23,500	1,814,670

Life Sciences Tools & Services: 0.44%
Mettler-Toledo International Incorporated «†	3,480	651,073

Pharmaceuticals: 2.71%
Abbott Laboratories	17,500	1,137,500
Allergan Incorporated	17,140	1,589,735
Shire plc ADR	13,570	1,175,569
Watson Pharmaceuticals Incorporated †	1,500	132,015

		4,034,819

Industrials: 9.85%

Aerospace & Defense: 2.44%
Precision Castparts Corporation	13,037	2,390,855
United Technologies Corporation	15,480	1,240,103

		3,630,958

Air Freight & Logistics: 0.19%
United Parcel Service Incorporated Class B	3,900	285,129

Industrial Conglomerates: 1.54%
Danaher Corporation	42,630	2,300,741

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	39

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Machinery: 1.09%
Cummins Incorporated «	9,249	$907,882
Flowserve Corporation	1,600	221,680
Joy Global Incorporated «	8,719	496,896

		1,626,458

Road & Rail: 3.99%
Hertz Global Holdings Incorporated «†	64,660	1,011,282
Kansas City Southern Railway Company «	17,880	1,397,322
Norfolk Southern Corporation	5,300	320,014
Union Pacific Corporation	26,149	3,210,574

		5,939,192

Trading Companies & Distributors: 0.60%
W.W. Grainger Incorporated	4,600	892,492

Information Technology: 33.96%

Communications Equipment: 2.79%
Cisco Systems Incorporated	25,700	485,987
Palo Alto Networks Incorporated «†	2,433	132,404
QUALCOMM Incorporated	55,700	3,543,634

		4,162,025

Computers & Peripherals: 8.92%
Apple Incorporated	20,291	11,875,916
EMC Corporation †	56,632	1,405,606

		13,281,522

Internet Software & Services: 9.42%
Akamai Technologies Incorporated †	1,400	51,268
Baidu.com Incorporated ADR «†	4,171	401,709
eBay Incorporated †	104,480	5,518,634
Facebook Incorporated †	2,600	72,800
Google Incorporated Class A †	7,594	5,303,422
LinkedIn Corporation †	6,730	727,782
Mercadolibre Incorporated «	5,300	381,335
Rackspace Hosting Incorporated «†	22,840	1,578,701

		14,035,651

IT Services: 6.62%
Accenture plc «	8,600	584,112
Alliance Data Systems Corporation «†	5,600	797,944
Cognizant Technology Solutions Corporation Class A †	42,750	2,874,083
MasterCard Incorporated Class A	4,510	2,203,947
Teradata Corporation †	7,400	440,152
Visa Incorporated Class A «	19,770	2,959,767

		9,860,005

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 2.25%
Avago Technologies Limited		11,500	$403,650
Broadcom Corporation Class A		24,796	802,894
Linear Technology Corporation		5,600	185,864
Maxim Integrated Products Incorporated		20,740	605,401
Microchip Technology Incorporated «		44,440	1,351,865

			3,349,674

Software: 3.96%
Citrix Systems Incorporated †		15,010	918,012
Fortinet Incorporated †		28,100	561,438
Red Hat Incorporated †		21,311	1,052,763
Salesforce.com Incorporated «†		11,281	1,778,675
VMware Incorporated «†		17,500	1,591,625

			5,902,513

Materials: 3.99%

Chemicals: 3.99%
Airgas Incorporated		3,200	283,424
Ecolab Incorporated		10,600	764,048
Monsanto Company		32,310	2,959,270
Praxair Incorporated		18,050	1,935,141

			5,941,883

Telecommunication Services: 1.03%

Wireless Telecommunication Services: 1.03%
Crown Castle International Corporation †		22,660	1,530,003

Total Common Stocks (Cost $125,151,792)			147,157,159

		Principal

Other: 0.31%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		$1,413,568	466,478

Total Other (Cost $133,933)			466,478

	Yield	Shares
Short-Term Investments: 21.55%
Investment Companies: 21.55%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.16%	1,362,764	1,362,764
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.21	30,742,017	30,742,017

Total Short-Term Investments (Cost $32,104,781)			32,104,781

Total investments in securities
(Cost $157,390,506) *	120.65%	179,728,418
Other assets and liabilities, net	(20.65)	(30,765,249)

Total net assets	100.00%	$148,963,169

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	41

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $159,804,843 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$22,172,146
Gross unrealized depreciation	(2,248,571)

Net unrealized appreciation	$19,923,575

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.15%

Consumer Discretionary: 14.75%

Hotels, Restaurants & Leisure: 4.12%
Ignite Restaurant Group Incorporated †	335,164	$4,256,583
Life Time Fitness Incorporated «†	531,670	25,020,390
SHFL entertainment Incorporated «†	645,017	8,875,434

		38,152,407

Household Durables: 0.58%
SodaStream International Limited «†	133,900	5,339,932

Internet & Catalog Retail : 2.94%
HomeAway Incorporated «†	571,345	11,701,146
Shutterfly Incorporated «†	574,685	15,487,761

		27,188,907

Media: 1.72%
IMAX Corporation «†	736,710	15,949,772

Specialty Retail: 5.39%
Asbury Automotive Group Incorporated †	324,700	9,802,693
DSW Incorporated Class A «	267,800	18,218,434
Hibbett Sports Incorporated «†	70,050	3,764,487
Vitamin Shoppe Incorporated «†	304,280	18,031,633

		49,817,247

Consumer Staples: 2.36%

Food & Staples Retailing: 2.36%
The Fresh Market Incorporated «†	316,970	16,428,555
United Natural Foods Incorporated †	104,100	5,389,257

		21,817,812

Energy: 6.17%

Energy Equipment & Services: 0.63%
Forum Energy Technologies Incorporated «†	229,727	5,798,309

Oil, Gas & Consumable Fuels: 5.54%
Approach Resources Incorporated †	689,070	16,186,254
Carrizo Oil & Gas Incorporated «†	163,445	3,391,484
Diamondback Energy Incorporated†	233,357	4,200,426
Kodiak Oil & Gas Corporation «†	806,700	6,921,486
Laredo Petroleum Holdings Incorporated «†	498,531	9,482,060
Oasis Petroleum Incorporated «†	368,100	11,123,982

		51,305,692

Financials: 3.25%

Capital Markets: 2.79%
Financial Engines Incorporated «†	985,130	25,830,109

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	43

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Insurance: 0.46%
eHealth Incorporated †	166,000	$4,282,800

Health Care: 19.99%

Biotechnology: 1.46%
Cepheid Incorporated «†	154,100	4,995,922
Exact Sciences Corporation †	265,420	2,603,770
Genomic Health Incorporated «†	100,800	2,788,128
Infinity Pharmaceuticals Incorporated «†	99,200	2,514,720
Raptor Pharmaceutical Corporation†	105,200	556,508

		13,459,048

Health Care Equipment & Supplies: 11.66%
Abiomed Incorporated «†	230,600	3,078,510
Align Technology Incorporated «†	666,200	18,247,218
Cynosure Incorporated Class A †	351,178	7,908,529
DexCom Incorporated «†	516,770	6,759,352
Endologix Incorporated †	1,883,094	27,606,158
HeartWare International Incorporated «†	74,700	6,148,557
Masimo Corporation «	423,450	8,773,884
Novadaq Technologies Incorporated †	531,900	4,701,996
NxStage Medical Incorporated †	1,145,560	13,769,631
Volcano Corporation «†	399,530	10,891,188

		107,885,023

Health Care Providers & Services: 1.00%
MWI Veterinary Supply Incorporated †	82,800	9,243,792

Health Care Technology: 0.55%
Healthstream Incorporated †	215,400	5,109,288

Pharmaceuticals: 5.32%
Akorn Incorporated «†	1,903,535	25,678,687
Impax Laboratories Incorporated †	359,240	7,306,942
Jazz Pharmaceuticals plc «†	301,480	16,243,742

		49,229,371

Industrials: 16.37%

Commercial Services & Supplies: 1.61%
InnerWorkings Incorporated «†	1,141,673	14,853,166

Electrical Equipment: 0.85%
Thermon Group Holdings Incorporated †	319,147	7,892,505

Machinery: 3.12%
Chart Industries Incorporated «†	176,185	10,655,669
Proto Labs Incorporated †	134,155	4,893,974
The Middleby Corporation «†	104,850	13,356,842

		28,906,485

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Professional Services: 5.27%
Advisory Board Company «†	316,900	$14,339,725
Corporate Executive Board Company	191,000	8,174,800
Mistras Group Incorporated †	349,498	7,580,612
On Assignment Incorporated «†	934,013	18,614,879

		48,710,016

Road & Rail: 2.95%
Genesee & Wyoming Incorporated «†	374,110	27,291,325

Trading Companies & Distributors: 2.57%
DXP Enterprises Incorporated †	359,016	17,336,883
Titan Machinery Incorporated «†	292,772	6,481,972

		23,818,855

Information Technology: 35.25%

Communications Equipment: 2.90%
Aruba Networks Incorporated «†	115,530	2,250,524
Ixia †	1,087,441	16,333,364
Procera Networks Incorporated «†	399,301	8,245,566

		26,829,454

Computers & Peripherals: 0.47%
Stratasys Incorporated «†	58,500	4,384,575

Electronic Equipment, Instruments & Components: 1.70%
OSI Systems Incorporated †	256,000	15,687,680

Internet Software & Services: 9.12%
Brightcove Incorporated †	1,067,315	10,374,302
Envestnet Incorporated †	1,018,430	14,156,177
Liquidity Services Incorporated «†	314,500	12,913,370
LivePerson Incorporated †	201,604	2,659,157
Mercadolibre Incorporated «	163,930	11,794,764
OpenTable Incorporated «†	178,000	7,990,420
SciQuest Incorporated †	923,018	15,035,963
SPS Commerce Incorporated †	257,100	9,476,706

		84,400,859

IT Services: 4.61%
Gartner Incorporated †	154,758	7,409,813
MarketAxess Holdings Incorporated «	396,051	12,222,134
Maximus Incorporated	110,200	6,941,494
ServiceSource International Incorporated «†	262,900	1,348,677
Wex Incorporated «†	205,221	14,767,703

		42,689,821

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	45

EMERGING GROWTH PORTFOLIO

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 1.62%
Cavium Incorporated «†		160,790	$5,664,632
Entegris Incorporated †		1,043,540	9,350,118

			15,014,750

Software: 14.83%
Allot Communications Limited «†		450,043	9,828,939
Aspen Technology Incorporated †		142,500	3,703,575
Broadsoft Incorporated «†		556,673	17,607,567
Fleetmatics Group plc « †		382,540	8,331,721
Fortinet Incorporated †		592,200	11,832,156
Guidewire Software Incorporated †		252,200	7,540,780
Imperva Incorporated «†		275,791	8,483,331
Infoblox Incorporated †		186,100	3,528,456
PROS Holdings Incorporated †		425,522	7,544,505
Solarwinds Incorporated †		371,964	20,841,143
Sourcefire Incorporated «†		307,700	15,148,071
Synchronoss Technologies Incorporated «†		603,601	11,021,754
Ultimate Software Group Incorporated †		124,670	11,782,562

			137,194,560

Materials: 0.01%

Chemicals: 0.01%
Landec Corporation †		6,189	61,959

Total Common Stocks (Cost $839,109,014)			908,145,519

Investment Companies: 0.35%
iShares Russell 2000 Growth Index Fund «		35,000	3,272,850

Total Investment Companies (Cost $3,354,397)			3,272,850

		Principal

Other: 0.16%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		$4,359,499	1,438,635

Total Other (Cost $413,054)			1,438,635

	Yield	Shares

Short-Term Investments: 32.65%

Investment Companies: 32.65%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16%	14,554,639	14,554,639
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)	0.21	287,604,201	287,604,201

Total Short-Term Investments (Cost $302,158,840)			302,158,840

Total investments in securities
(Cost $1,145,035,305) *	131.31%	1,215,015,844
Other assets and liabilities, net	(31.31)	(289,724,512)

Total net assets	100.00%	$925,291,332

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

EMERGING GROWTH PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $1,148,971,009 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$117,856,874
Gross unrealized depreciation	(51,812,039)

Net unrealized appreciation	$66,044,835

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	47

EQUITY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.74%

Consumer Discretionary: 8.96%

Auto Components: 0.59%
Delphi Automotive plc †	152,300	$5,176,677

Household Durables: 0.62%
Pulte Homes Incorporated †	323,450	5,437,195

Media: 1.32%
Comcast Corporation Class A	156,200	5,807,516
News Corporation Class A	233,350	5,749,744

		11,557,260

Multiline Retail: 2.00%
Dollar General Corporation †	163,650	8,182,500
Macy’s Incorporated	240,800	9,318,960

		17,501,460

Specialty Retail: 3.82%
Bed Bath & Beyond Incorporated †	105,300	6,183,216
Foot Locker Incorporated	526,900	18,884,089
GNC Holdings Incorporated Class A	236,050	8,292,437

		33,359,742

Textiles, Apparel & Luxury Goods: 0.61%
PVH Corporation	46,650	5,345,624

Consumer Staples: 10.08%

Beverages: 1.51%
Anheuser-Busch Companies Incorporated ADR «	100,025	8,799,199
The Coca-Cola Company	115,850	4,393,032

		13,192,231

Food & Staples Retailing: 3.92%
CVS Caremark Corporation	406,300	18,897,013
Kroger Company	166,750	4,375,520
Walgreen Company	325,750	11,046,183

		34,318,716

Food Products: 2.75%
JM Smucker Company «	79,850	7,063,531
Kraft Foods Group Incorporated †	139,283	6,298,377
Mondelez International Incorporated Class A	411,850	10,662,797

		24,024,705

Household Products: 1.42%
Procter & Gamble Company	177,225	12,375,622

Personal Products: 0.48%
Herbalife Limited «	91,800	4,220,046

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

EQUITY VALUE PORTFOLIO

Security name	Shares	Value

Energy: 15.17%

Energy Equipment & Services: 2.16%
Cameron International Corporation †	130,500	$7,040,475
National Oilwell Varco Incorporated	105,300	7,191,990
Transocean Limited	100,600	4,647,720

		18,880,185

Oil, Gas & Consumable Fuels: 13.01%
Anadarko Petroleum Corporation	153,550	11,238,325
Apache Corporation «	113,900	8,780,551
Chevron Corporation	256,400	27,098,916
ConocoPhillips Company	192,725	10,973,762
Devon Energy Corporation	79,700	4,118,099
Exxon Mobil Corporation	99,050	8,730,267
Hess Corporation	178,350	8,847,944
HollyFrontier Corporation «	147,125	6,669,176
Marathon Petroleum Corporation	80,700	4,804,878
Peabody Energy Corporation	280,300	7,038,333
Plains Exploration & Product Company †«	194,150	6,931,155
Suncor Energy Incorporated «	261,500	8,527,515

		113,758,921

Financials: 24.66%

Commercial Banks: 6.06%
Fifth Third Bancorp	928,500	13,593,240
KeyCorp	461,100	3,725,688
PNC Financial Services Group Incorporated	448,075	25,154,931
Regions Financial Corporation	678,600	4,526,262
SunTrust Banks Incorporated	220,300	5,981,145

		52,981,266

Consumer Finance: 4.67%
Capital One Financial Corporation	243,600	14,031,360
Discover Financial Services	644,400	26,813,484

		40,844,844

Diversified Financial Services: 6.11%
Bank of America Corporation	1,380,000	13,606,800
Citigroup Incorporated	428,100	14,799,417
JPMorgan Chase & Company	608,800	25,009,504

		53,415,721

Insurance: 7.08%
AFLAC Incorporated «	76,050	4,029,890
Allstate Corporation	195,800	7,925,984
American International Group Incorporated †	526,125	17,430,521
Fidelity National Title Group Incorporated	184,150	4,458,272
Lincoln National Corporation	394,150	9,735,505
MetLife Incorporated	552,400	18,334,156

		61,914,328

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	49

EQUITY VALUE PORTFOLIO

Security name	Shares	Value

REITs: 0.74%
Digital Realty Trust Incorporated	101,125	$6,526,608

Health Care: 14.12%

Biotechnology: 2.20%
Amgen Incorporated	115,125	10,223,100
Celgene Corporation †	56,950	4,475,701
Gilead Sciences Incorporated †«	59,950	4,496,250

		19,195,051

Health Care Providers & Services: 2.06%
Express Scripts Holding Corporation †	70,500	3,796,425
UnitedHealth Group Incorporated	261,800	14,239,302

		18,035,727

Pharmaceuticals: 9.86%
Abbott Laboratories	189,725	12,332,125
AstraZeneca plc ADR «	95,500	4,540,070
Bristol-Myers Squibb Company	236,400	7,713,732
Eli Lilly & Company	232,675	11,410,382
Johnson & Johnson Services Incorporated	53,800	3,751,474
Merck & Company Incorporated	383,200	16,975,760
Pfizer Incorporated	1,180,400	29,533,608

		86,257,151

Industrials: 7.05%

Airlines: 0.39%
Delta Air Lines Incorporated †	337,000	3,370,000

Industrial Conglomerates: 3.75%
General Electric Company	1,553,200	32,819,116

Machinery: 1.84%
Eaton Corporation «	309,150	16,125,264

Trading Companies & Distributors: 1.07%
United Rentals Incorporated †«	224,400	9,319,332

Information Technology: 8.17%

Communications Equipment: 2.70%
Cisco Systems Incorporated	997,000	18,853,270
QUALCOMM Incorporated	75,100	4,777,862

		23,631,132

Computers & Peripherals: 0.99%
EMC Corporation †	348,050	8,638,601

Internet Software & Services: 0.50%
Yahoo! Incorporated †	234,600	4,403,442

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

EQUITY VALUE PORTFOLIO

Security name	Shares	Value

Semiconductors & Semiconductor Equipment: 2.81%
Broadcom Corporation Class A	361,800	$11,715,084
NXP Semiconductors †«	154,000	3,769,920
Skyworks Solutions Incorporated †	402,000	9,105,300

		24,590,304

Software: 1.17%
Adobe Systems Incorporated †	154,650	5,352,437
Microsoft Corporation	183,500	4,884,770

		10,237,207

Materials: 3.59%

Chemicals: 2.09%
CF Industries Holdings Incorporated	18,910	4,047,307
LyondellBasell Industries NV Class A	171,550	8,531,182
PPG Industries Incorporated	45,775	5,688,459

		18,266,948

Metals & Mining: 1.50%
Freeport-McMoRan Copper & Gold Incorporated Class B	336,200	13,115,162

Telecommunication Services: 3.70%

Diversified Telecommunication Services: 3.70%
AT&T Incorporated	658,450	22,472,899
Verizon Communications Incorporated	224,600	9,909,352

		32,382,251

Utilities: 3.24%

Electric Utilities: 1.82%
PPL Corporation	542,500	15,922,375

Gas Utilities: 0.65%
Energen Corporation	128,800	5,735,464

Multi-Utilities: 0.77%
NiSource Incorporated «	277,450	6,705,967

Total Common Stocks (Cost $772,236,961)		863,581,645

	Principal

Other: 0.05%
Gryphon Funding Limited, Pass-Through Entity (i)(a)(v)	$1,175,007	387,752

Total Other (Cost $111,329)		387,752

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	51

EQUITY VALUE PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 7.58%

Investment Companies: 7.58%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16%	12,139,015	$12,139,015
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.21	54,138,746	54,138,746

Total Short-Term Investments (Cost $66,277,761)			66,277,761

Total investments in securities (Cost $838,626,051) *	106.37%	930,247,158
Other assets and liabilities, net	(6.37)	(55,678,493)

Total net assets	100.00%	$874,568,665

†	Non-income-earning security

«	All or a portion of this security is on loan.

(i)	Illiquid security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $843,914,887 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$100,987,042
Gross unrealized depreciation	(14,654,771)

Net unrealized appreciation	$86,332,271

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2012 (unaudited)

INDEX PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/index.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Shares	Value	Percent of net assets

Common Stocks: 98.03%

Consumer Discretionary: 11.31%

Auto Components: 0.23%
Other securities		$5,729,071	0.23%

Automobiles: 0.42%
Other securities		10,557,255	0.42

Distributors: 0.08%
Other securities		1,960,185	0.08

Diversified Consumer Services: 0.05%
Other securities		1,325,069	0.05

Hotels, Restaurants & Leisure: 1.78%
McDonald’s Corporation «	195,803	17,042,693	0.68
Other securities		27,527,805	1.10

		44,570,498	1.78

Household Durables: 0.39%
Other securities		9,734,576	0.39

Internet & Catalog Retail: 1.07%
Amazon.com Incorporated ††	70,221	17,699,203	0.70
Other securities		9,234,158	0.37

		26,933,361	1.07

Leisure Equipment & Products: 0.13%
Other securities		3,348,591	0.13

Media: 3.49%
Comcast Corporation Class A	519,555	19,317,055	0.77
Walt Disney Company	348,387	17,300,898	0.69
Other securities		51,031,769	2.03

		87,649,722	3.49

Multiline Retail: 0.84%
Other securities		21,136,868	0.84

Specialty Retail: 2.27%
Home Depot Incorporated	292,694	19,045,599	0.76
Other securities		37,961,338	1.51

		57,006,937	2.27

Textiles, Apparel & Luxury Goods: 0.62%
Other securities		15,683,058	0.62

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	53

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Consumer Staples: 10.82%

Beverages: 2.42%
PepsiCo Incorporated	302,176	$21,215,777	0.84%
The Coca-Cola Company	751,744	28,506,132	1.14
Other securities		11,127,995	0.44

		60,849,904	2.42

Food & Staples Retailing: 2.38%
CVS Caremark Corporation	247,025	11,489,133	0.46
Wal-Mart Stores Incorporated	326,339	23,502,935	0.94
Other securities		24,661,725	0.98

		59,653,793	2.38

Food Products: 1.73%
Other securities		43,519,623	1.73

Household Products: 2.20%
Procter & Gamble Company	534,787	37,344,176	1.49
Other securities		17,884,105	0.71

		55,228,281	2.20

Personal Products: 0.15%
Other securities		3,885,456	0.15

Tobacco: 1.94%
Altria Group Incorporated	394,708	13,345,077	0.53
Philip Morris International	327,310	29,418,623	1.17
Other securities		5,856,785	0.24

		48,620,485	1.94

Energy: 10.79%

Energy Equipment & Services: 1.84%
Schlumberger Limited	257,664	18,453,896	0.73
Other securities		27,728,165	1.11

		46,182,061	1.84

Oil, Gas & Consumable Fuels: 8.95%
Chevron Corporation	380,981	40,265,882	1.60
ConocoPhillips Company	235,824	13,427,819	0.53
Exxon Mobil Corporation	896,260	78,996,356	3.15
Occidental Petroleum Corporation	157,264	11,827,825	0.47
Other securities		80,358,768	3.20

		224,876,650	8.95

Financials: 14.67%

Capital Markets: 1.87%
Goldman Sachs Group Incorporated	87,501	10,306,743	0.41
Other securities		36,626,864	1.46

		46,933,607	1.87

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2012 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Commercial Banks: 2.68%
US Bancorp	368,003	$11,871,777	0.47%
Wells Fargo & Company (l)	953,829	31,485,895	1.25
Other securities		23,951,235	0.96

		67,308,907	2.68

Consumer Finance: 0.91%
American Express Company	191,501	10,704,906	0.43
Other securities		12,166,382	0.48

		22,871,288	0.91

Diversified Financial Services: 4.44%
Bank of America Corporation	2,092,520	20,632,247	0.82
Berkshire Hathaway Incorporated Class B †	356,069	31,362,558	1.25
Citigroup Incorporated	569,389	19,683,778	0.78
JPMorgan Chase & Company	737,590	30,300,197	1.21
Other securities		9,499,035	0.38

		111,477,815	4.44

Insurance: 2.57%
Other securities		64,620,169	2.57

Real Estate Management & Development: 0.05%
Other securities		1,109,885	0.05

REITs: 2.09%
Other securities		52,517,665	2.09

Thrifts & Mortgage Finance: 0.06%
Other securities		1,575,260	0.06

Health Care: 11.92%

Biotechnology: 1.64%
Amgen Incorporated	149,657	13,289,542	0.53
Gilead Sciences Incorporated «†	146,900	11,017,500	0.44
Other securities		17,024,622	0.67

		41,331,664	1.64

Health Care Equipment & Supplies: 1.75%
Other securities		43,997,456	1.75

Health Care Providers & Services: 1.87%
UnitedHealth Group Incorporated	200,517	10,906,120	0.44
Other securities		36,010,890	1.43

		46,917,010	1.87

Health Care Technology: 0.09%
Other securities		2,181,542	0.09

The accompanying notes are an integral part of these financial statements.

Summary Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	55

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Life Sciences Tools & Services: 0.43%
Other securities		$10,921,272	0.43%

Pharmaceuticals: 6.14%
Abbott Laboratories	304,712	19,806,280	0.79
Bristol-Myers Squibb Company	326,009	10,637,674	0.42
Johnson & Johnson Services Incorporated «	535,324	37,328,143	1.49
Merck & Company Incorporated	591,359	26,197,204	1.04
Pfizer Incorporated	1,450,322	36,287,056	1.44
Other securities		23,916,732	0.96

		154,173,089	6.14

Industrials: 9.75%

Aerospace & Defense: 2.24%
United Technologies Corporation	162,875	13,047,916	0.52
Other securities		43,292,739	1.72

		56,340,655	2.24

Air Freight & Logistics: 0.75%
Other securities		18,745,997	0.75

Airlines: 0.05%
Other securities		1,374,979	0.05

Building Products: 0.05%
Other securities		1,175,956	0.05

Commercial Services & Supplies: 0.56%
Other securities		13,984,010	0.56

Construction & Engineering: 0.15%
Other securities		3,822,287	0.15

Electrical Equipment: 0.54%
Other securities		13,695,927	0.54

Industrial Conglomerates: 2.57%
3M Company	123,492	11,231,597	0.45
General Electric Company	2,050,171	43,320,113	1.73
Other securities		9,935,416	0.39

		64,487,126	2.57

Machinery: 1.88%
Caterpillar Incorporated «	126,843	10,812,097	0.43
Other securities		36,414,019	1.45

		47,226,116	1.88

Road & Rail: 0.78%
Union Pacific Corporation	91,959	11,290,726	0.45
Other securities		8,203,289	0.33

		19,494,015	0.78

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2012 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Trading Companies & Distributors: 0.18%
Other securities		$4,445,839	0.18%

Information Technology: 18.81%

Communications Equipment: 1.92%
Cisco Systems Incorporated	1,027,151	19,423,425	0.77
QUALCOMM Incorporated	330,733	21,041,233	0.84
Other securities		7,885,294	0.31

		48,349,952	1.92

Computers & Peripherals: 5.24%
Apple Incorporated †	182,013	106,528,569	4.24
Other securities		25,039,333	1.00

		131,567,902	5.24

Electronic Equipment, Instruments & Components: 0.41%
Other securities		10,387,903	0.41

Internet Software & Services: 2.15%
eBay Incorporated †	225,195	11,894,800	0.48
Google Incorporated Class A †	51,434	35,919,963	1.43
Other securities		6,096,363	0.24

		53,911,126	2.15

IT Services: 3.76%
International Business Machines Corporation	208,575	39,643,850	1.58
Visa Incorporated Class A	101,486	15,193,469	0.60
Other securities		39,510,048	1.58

		94,347,367	3.76

Office Electronics: 0.07%
Other securities		1,728,480	0.07

Semiconductors & Semiconductor Equipment: 1.88%
Intel Corporation	971,414	19,010,572	0.76
Other securities		28,213,753	1.12

		47,224,325	1.88

Software: 3.38%
Microsoft Corporation	1,464,995	38,998,167	1.55
Oracle Corporation	739,454	23,736,473	0.94
Other securities		22,078,184	0.89

		84,812,824	3.38

Materials: 3.46%

Chemicals: 2.38%
Other securities		59,792,868	2.38

Construction Materials: 0.05%
Other securities		1,327,552	0.05

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	57

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Containers & Packaging: 0.13%
Other securities		$3,292,559	0.13%

Metals & Mining: 0.73%
Other securities		18,188,548	0.73

Paper & Forest Products: 0.17%
Other securities		4,195,688	0.17

Telecommunication Services: 3.07%

Diversified Telecommunication Services: 2.76%
AT&T Incorporated	1,120,145	38,230,549	1.52
Verizon Communications Incorporated	553,156	24,405,243	0.97
Other securities		6,584,977	0.27

		69,220,769	2.76

Wireless Telecommunication Services: 0.31%
Other securities		7,833,705	0.31

Utilities: 3.37%

Electric Utilities: 1.99%
Other securities		50,113,792	1.99

Gas Utilities: 0.11%
Other securities		2,675,945	0.11

Independent Power Producers & Energy Traders: 0.09%
Other securities		2,219,690	0.09

Multi-Utilities: 1.18%
Other securities		29,693,241	1.18

Total Common Stocks (Cost $1,927,101,077)		2,462,065,216	98.03

Investment Companies: 0.10%
Other securities		2,403,229	0.10

Total Investment Companies (Cost $2,358,744)		2,403,229	0.10

	Principal

Other: 0.05%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)	$4,147,337	1,368,621	0.05

Total Other (Cost $392,952)		1,368,621	0.05

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2012 (unaudited)

INDEX PORTFOLIO

Security name	Yield		Shares	Value	Percent of net assets

Short-Term Investments: 8.03%

Investment Companies: 7.90%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16%		39,179,893	$39,179,893	1.56%
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.21		159,290,071	159,290,071	6.34

				198,469,964	7.90

	Interest rate	Maturity date	Principal

U.S. Treasury Securities: 0.13%
U.S. Treasury Bill #(z)	0.05	1-31-13	$2,000,000	1,999,820	0.08
U.S. Treasury Bill #(z)	0.08	2-21-13	500,000	499,911	0.02
U.S. Treasury Bill #(z)	0.09	1-24-13	750,000	749,897	0.03

				3,249,628	0.13

Total Short-Term Investments (Cost $201,719,510)				201,719,592	8.03

Total investments in securities (Cost $2,131,572,283) *				2,667,556,658	106.21
Other assets and liabilities, net				(156,053,926)	(6.21)

Total net assets				$2,511,502,732	100.00%

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	Investment in an affiliate

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $2,236,771,410 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$617,641,282
Gross unrealized depreciation	(186,856,034)

Net unrealized appreciation	$430,785,248

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	59

INTERNATIONAL EQUITY PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.39%

Argentina: 0.06%
IRSA Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	2,011	$14,338

Australia: 1.64%
BHP Billiton Limited (Materials, Metals & Mining)	10,199	366,036

Brazil: 0.96%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	13,251	214,666

Canada: 4.48%
Barrick Gold Corporation (Materials, Metals & Mining)	6,825	236,970
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels) «	8,503	283,575
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels) «	4,222	137,964
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals) «†	6,202	342,847

		1,001,356

China: 1.49%
AutoNavi Holdings Limited ADR (Information Technology, Software) †	3,871	47,226
Biostime International Holding Limited (Consumer Staples, Food Products)	16,500	49,925
Industrial & Commercial Bank of China Class H (Financials, Commercial Banks)	290,000	195,698
Shenguan Holdings Group Limited (Consumer Staples, Food Products)	78,000	39,653

		332,502

Finland: 1.72%
Metso Oyj (Industrials, Machinery)	10,222	384,336

France: 1.84%
Total SA (Energy, Oil, Gas & Consumable Fuels)	8,218	411,218

Germany: 8.29%
Allianz AG (Financials, Insurance)	2,614	339,794
Bayer AG (Health Care, Pharmaceuticals)	3,940	356,386
Metro AG (Consumer Staples, Food & Staples Retailing)	16,214	454,006
SAP AG (Information Technology, Software)	1,917	149,689
Siemens AG (Industrials, Industrial Conglomerates)	5,363	553,106

		1,852,981

Hong Kong: 7.28%
China Everbright Limited (Financials, Capital Markets)	374,000	539,511
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	34,000	388,687
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)	1,027,951	366,074
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	5,600	330,512
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,788	3,095

		1,627,879

Italy: 4.46%
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	19,955	471,816
Intesa Sanpaolo SpA (Financials, Commercial Banks)	312,533	525,966

		997,782

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

INTERNATIONAL EQUITY PORTFOLIO

Security name	Shares	Value

Japan: 19.27%
Asahi Glass Company Limited (Industrials, Building Products)	53,000	$403,761
Canon Incorporated (Information Technology, Office Electronics)	15,600	545,579
Capcom Company Limited (Information Technology, Software)	21,400	402,378
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	7,200	319,233
Itochu Corporation (Industrials, Trading Companies & Distributors)	37,100	370,842
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	88,200	403,365
Mitsui OSK Lines Limited (Industrials, Marine)	185,000	464,548
Nitto Denko Corporation (Materials, Chemicals)	6,646	346,268
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	13,700	587,487
USS Company Limited (Consumer Discretionary, Specialty Retail)	2,700	287,572
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail) «	4,940	174,684

		4,305,717

Netherlands: 2.71%
Akzo Nobel NV (Materials, Chemicals)	10,587	605,007

Norway: 3.56%
Marine Harvest ASA (Consumer Staples, Food Products) †	423,722	370,278
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	17,361	424,489

		794,767

Philippines: 1.23%
Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	4,350	275,106

Russia: 1.60%
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	13,246	230,878
Sberbank of Russia (Financials, Commercial Banks)	42,727	125,617

		356,495

South Korea: 4.64%
Hana Financial Group Incorporated (Financials, Commercial Banks)	5,210	161,662
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)144A	719	470,945
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	2,908	404,169

		1,036,776

Sweden: 1.46%
Volvo AB Class B (Industrials, Machinery)	23,056	326,607

Switzerland: 10.73%
ABB Limited (Industrials, Electrical Equipment)	26,766	521,629
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,853	297,072
Novartis AG (Health Care, Pharmaceuticals)	9,051	560,133
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	925	446,779
Zurich Financial Services AG (Financials, Insurance)	2,241	571,918

		2,397,531

Taiwan: 1.18%
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	15,290	264,058

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	61

INTERNATIONAL EQUITY PORTFOLIO

Security name		Shares	Value

United Kingdom: 16.54%
BP plc (Energy, Oil, Gas & Consumable Fuels)		72,681	$502,581
Capita plc (Industrials, Professional Services)		45,078	550,691
Chemring Group plc (Industrials, Aerospace & Defense)		91,046	358,985
Debenhams plc (Consumer Discretionary, Multiline Retail)		144,945	273,792
Man Group plc (Financials, Capital Markets)		239,146	294,258
Reckitt Benckiser Group plc (Consumer Staples, Household Products)		5,408	340,079
Smiths Group plc (Industrials, Industrial Conglomerates)		24,767	434,501
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services) «		16,672	430,138
Wolseley plc (Industrials, Trading Companies & Distributors)		11,033	512,089

			3,697,114

United States: 3.25%
Bank of America Corporation (Financials, Diversified Financial Services)		17,794	175,449
KKR & Company Limited Partnership (Financials, Capital Markets)		12,547	172,521
QUALCOMM Incorporated (Information Technology, Communications Equipment)		5,945	378,219

			726,189

Total Common Stocks (Cost $21,945,178)			21,988,461

	Yield
Short-Term Investments: 6.28%

Investment Companies: 6.28%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.16%	327,352	327,352
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.21	1,076,691	1,076,691

Total Short-Term Investments (Cost $1,404,043)			1,404,043

Total investments in securities
(Cost $23,349,221) *	104.67%	23,392,504
Other assets and liabilities, net	(4.67)	(1,043,530)

Total net assets	100.00%	$22,348,974

«	All or a portion of this security is on loan.

†	Non-income-earning security

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $23,452,164 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,346,020
Gross unrealized depreciation	(1,405,680)

Net unrealized depreciation	$(59,660)

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

INTERNATIONAL EQUITY PORTFOLIO

The following table shows the percent of total long-term investments by sector as of November 30, 2012:

Industrials	23.70%
Financials	16.01%
Energy	11.13%
Consumer Discretionary	11.08%
Information Technology	10.27%
Telecommunication Services	7.86%
Consumer Staples	7.15%
Materials	7.07%
Health Care	5.73%

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	63

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.11%

Australia: 0.46%
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	20,004	$286,839
Westfield Group (Financials, REITs)	21,325	231,895

		518,734

Belgium: 4.41%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	46,254	4,053,891
Telenet Group Holding NV (Telecommunication Services, Diversified Telecommunication Services)	3,921	179,093
UCB SA (Health Care, Pharmaceuticals)	12,217	693,468

		4,926,452

Bermuda: 0.71%
Hong Kong Land Holdings Limited (Financials, Real Estate Management & Development)	120,966	791,118

Canada: 4.19%
Canadian Pacific Railway Limited (Industrials, Road & Rail) «	50,104	4,676,707

Cayman Islands: 5.52%
Baidu.com Incorporated ADR (Information Technology, Internet Software & Services) «†	34,473	3,320,095
China Resources Land Limited (Financials, Real Estate Management & Development)	542,500	1,448,963
Tencent Holdings Limited (Information Technology, Internet Software & Services)	42,500	1,388,480

		6,157,538

China: 0.91%
China Construction Bank (Financials, Commercial Banks)	1,332,000	1,020,887

France: 8.48%
Air Liquide SA (Materials, Chemicals)	6,183	755,159
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods) «	3,681	645,810
Pernod-Ricard SA (Consumer Staples, Beverages)	20,327	2,301,544
Schneider Electric SA (Industrials, Electrical Equipment)	26,850	1,887,065
Technip SA (Energy, Energy Equipment & Services)	2,935	340,945
Unibail-Rodamco SA (Financials, Real Estate Management & Development)	10,243	2,403,872
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	10,132	1,131,920

		9,466,315

Germany: 15.75%
Allianz AG (Financials, Insurance)	6,314	820,757
Bayer AG (Health Care, Pharmaceuticals)	19,649	1,777,317
Beiersdorf AG (Consumer Staples, Personal Products)	24,166	1,895,175
Brenntag AG (Materials, Chemicals)	13,684	1,768,996
Deutsche Post AG (Industrials, Air Freight & Logistics)	96,274	1,998,339
Kabel Deutschland Holding AG (Consumer Discretionary, Media)	14,861	1,074,608
Linde AG (Materials, Chemicals)	28,103	4,859,240
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	19,801	3,379,977

		17,574,409

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Hong Kong: 11.61%
AIA Group Limited (Financials, Insurance)	912,600	$3,550,217
BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	154,088	473,187
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	167,100	1,910,281
Hang Seng Bank Limited (Financials, Commercial Banks)	82,451	1,259,606
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	352,113	1,501,553
Sino Land Company (Financials, Real Estate Management & Development)	506,252	914,496
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	141,742	2,073,952
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	447,396	1,278,654

		12,961,946

India: 0.46%
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	75,394	508,055

Indonesia: 0.27%
PT Bank Rakyat Indonesia Tbk (Financials, Commercial Banks)	417,500	306,809

Ireland: 2.75%
Covidien plc (Health Care, Health Care Equipment & Supplies) «	44,665	2,595,483
CRH plc (Materials, Construction Materials)	25,767	470,834

		3,066,317

Italy: 0.97%
Fiat Industrial SpA (Consumer Discretionary, Auto Components)	101,323	1,083,196

Japan: 10.30%
Bridgestone Corporation (Consumer Discretionary, Auto Components)	25,740	621,057
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	107,500	3,562,686
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	163,300	4,892,958
Kao Corporation (Consumer Staples, Personal Products)	26,900	738,457
NGK Insulators Limited (Industrials, Electrical Equipment)	120,000	1,283,921
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	40,900	396,423

		11,495,502

Malaysia: 0.16%
Astro Malaysia Holdings Bhd (Consumer Discretionary, Media) †	188,000	177,501

Mexico: 0.20%
America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)	9,434	222,548

Netherlands: 5.42%
Akzo Nobel NV (Materials, Chemicals)	9,393	536,774
Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	14,255	1,053,221
Unilever NV (Consumer Staples, Food Products) «	106,845	4,054,081
Ziggo NV (Telecommunication Services, Diversified Telecommunication Services)	12,765	399,765

		6,043,841

Nigeria: 0.36%
Nigerian Breweries plc (Consumer Staples, Beverages)	449,279	400,882

Singapore: 0.36%
City Developments Limited (Financials, Real Estate Management & Development)	42,427	407,377

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	65

INTERNATIONAL GROWTH PORTFOLIO

Security name		Shares	Value

South Korea: 0.93%
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)		800	$1,038,740

Spain: 0.60%
Grifols SA (Health Care, Biotechnology) †		20,818	665,906

Switzerland: 6.59%
Actelion Limited (Health Care, Biotechnology)		3,193	158,151
Givaudan SA (Materials, Chemicals)		421	422,726
Nestle SA (Consumer Staples, Food Products)		60,722	3,974,090
Roche Holdings AG (Health Care, Pharmaceuticals)		6,397	1,259,105
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		1,642	793,093
UBS AG (Financials, Diversified Financial Services)		47,706	746,452

			7,353,617

United Kingdom: 12.58%
British Land Company plc (Financials, REITs)		45,246	398,700
Diageo plc (Consumer Staples, Beverages)		21,136	628,837
HSBC Holdings plc (Financials, Commercial Banks)		244,015	2,493,081
Imperial Tobacco Group plc (Consumer Staples, Tobacco)		66,670	2,667,180
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		16,779	448,400
Johnson Matthey plc (Materials, Chemicals)		23,221	892,513
Land Securities Group plc (Financials, REITs)		96,190	1,245,216
Meggitt plc (Industrials, Aerospace & Defense)		93,247	581,747
Prudential plc (Financials, Insurance)		37,180	539,090
Reckitt Benckiser Group plc (Consumer Staples, Household Products)		1,242	78,102
Rolls Royce Holdings plc (Industrials, Aerospace & Defense)		14,464	206,360
SABMiller plc (Consumer Staples, Beverages)		54,661	2,476,188
WPP plc (Consumer Discretionary, Media)		100,615	1,379,875

			14,035,289

United States: 2.66%
Liberty Global Incorporated Class A (Consumer Discretionary, Media) «†		11,065	620,083
Schlumberger Limited (Energy, Energy Equipment & Services)		27,470	1,967,401
Virgin Media Incorporated (Consumer Discretionary, Media) «		10,933	384,514

			2,971,998

Virgin Islands (British): 0.46%
Arcos Dorados Holdings Incorporated Class A (Consumer Discretionary, Hotels, Restaurants & Leisure) «		41,894	513,202

Total Common Stocks (Cost $92,791,322)			108,384,886

	Dividend Yield

Preferred Stocks: 1.67%

Germany: 1.67%
Henkel AG & Company KGaA ADR (Consumer Staples, Household Products)	0.96%	22,301	1,863,480

Total Preferred Stocks (Cost $1,577,687)			1,863,480

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 7.23%

Investment Companies: 7.23%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16%	1,084,659	$1,084,659
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)	0.21	6,985,505	6,985,505

Total Short-Term Investments (Cost $8,070,164)			8,070,164

Total investments in securities
(Cost $102,439,173) *	106.01%	118,318,530
Other assets and liabilities, net	(6.01)	(6,711,662)

Total net assets	100.00%	$111,606,868

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $102,953,148 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$16,530,333
Gross unrealized depreciation	(1,164,951)

Net unrealized appreciation	$15,365,382

The following table shows the percent of total long-term investments by sector as of November 30, 2012:

Consumer Staples	27.50%
Financials	22.24%
Consumer Discretionary	13.13%
Industrials	11.63%
Materials	8.80%
Health Care	6.48%
Information Technology	5.21%
Energy	2.55%
Telecommunication Services	2.46%

100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	67

INTERNATIONAL INDEX PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/internationalindex.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Shares	Value	Percent of net assets

Common Stocks: 98.26%

Australia: 8.86%
Australia & New Zealand Banking Group Limited (Financials, Commercial Banks)	5,621	$142,898	0.64%
BHP Billiton Limited (Materials, Metals & Mining)	6,732	241,607	1.08
Commonwealth Bank of Australia (Financials, Commercial Banks)	3,324	207,060	0.93
National Australia Bank Limited (Financials, Commercial Banks)	4,698	119,139	0.53
Westpac Banking Corporation (Financials, Commercial Banks)	6,378	169,730	0.76
Other securities		1,101,482	4.92

		1,981,916	8.86

Austria: 0.30%
Other securities		67,957	0.30

Belgium: 1.16%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	1,685	147,680	0.66
Other securities		112,318	0.50

		259,998	1.16

Denmark: 1.17%
Novo Nordisk A/S Class B (Health Care, Pharmaceuticals)	854	135,626	0.61
Other securities		126,283	0.56

		261,909	1.17

Finland: 0.79%
Other securities		176,560	0.79

France: 9.05%
BNP Paribas SA (Financials, Commercial Banks)	2,097	117,122	0.52
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods) «	531	93,161	0.42
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	2,482	221,632	0.99
Total SA (Energy, Oil, Gas & Consumable Fuels)	4,441	222,222	0.99
Other securities		1,370,611	6.13

		2,024,748	9.05

Germany: 8.04%
Allianz AG (Financials, Insurance)	955	124,141	0.56
BASF SE (Materials, Chemicals)	1,924	172,406	0.77
Bayer AG (Health Care, Pharmaceuticals)	1,735	156,936	0.70
Daimler AG (Consumer Discretionary, Automobiles)	1,895	93,603	0.42
Deutsche Bank AG (Financials, Commercial Banks)	1,940	85,633	0.38
SAP AG (Information Technology, Software)	1,932	150,860	0.67
Siemens AG (Industrials, Industrial Conglomerates)	1,718	177,184	0.79
Other securities		837,128	3.75

		1,797,891	8.04

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2012 (unaudited)

INTERNATIONAL INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Greece: 0.06%
Other securities		$13,673	0.06%

Hong Kong: 3.23%
AIA Group Limited (Financials, Insurance)	22,600	87,919	0.39
Other securities		634,229	2.84

		722,148	3.23

Ireland: 0.29%
Other securities		65,673	0.29

Israel: 0.61%
Other securities		135,199	0.61

Italy: 2.16%
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	5,328	125,975	0.56
Other securities		357,357	1.60

		483,332	2.16

Japan: 18.92%
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	3,400	112,680	0.50
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	26,670	121,970	0.55
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	2,800	90,146	0.40
Toyota Motor Corporation (Consumer Discretionary, Automobiles) «	5,800	248,717	1.11
Other securities		3,657,217	16.36

		4,230,730	18.92

Luxembourg: 0.42%
Other securities		93,196	0.42

Netherlands: 2.80%
Unilever NV (Consumer Staples, Food Products)	3,412	129,463	0.58
Other securities		497,038	2.22

		626,501	2.80

New Zealand: 0.14%
Other securities		30,215	0.14

Norway: 0.89%
Other securities		197,747	0.89

Portugal: 0.17%
Other securities		38,251	0.17

Singapore: 1.83%
Other securities		409,754	1.83

Spain: 2.91%
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	11,236	95,335	0.43
Banco Santander Central Hispano SA (Financials, Commercial Banks)	21,405	164,636	0.73
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services) †	8,458	110,991	0.50

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	69

INTERNATIONAL INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Spain: (continued)
Other securities		$280,650	1.25%

		651,612	2.91

Sweden: 3.08%
Other securities		688,524	3.08

Switzerland: 8.73%
ABB Limited (Industrials, Electrical Equipment)	4,584	89,335	0.40
Nestle SA (Consumer Staples, Food Products)	6,744	441,377	1.97
Novartis AG (Health Care, Pharmaceuticals)	4,802	297,178	1.33
Roche Holdings AG (Health Care, Pharmaceuticals)	1,467	288,746	1.29
UBS AG (Financials, Diversified Financial Services) †	7,639	119,527	0.53
Other securities		715,210	3.21

		1,951,373	8.73

United Kingdom: 22.65%
AstraZeneca plc (Health Care, Pharmaceuticals)	2,608	123,953	0.55
Barclays plc (Financials, Commercial Banks)	24,305	95,793	0.43
BG Group plc (Health Care, Health Care Providers & Services)	7,126	122,161	0.55
BHP Billiton plc (Materials, Metals & Mining)	4,417	138,845	0.62
BP plc (Energy, Oil, Gas & Consumable Fuels)	39,722	274,673	1.23
British American Tobacco plc (Consumer Staples, Tobacco)	4,064	213,175	0.95
Diageo plc (Consumer Staples, Beverages)	5,256	156,376	0.70
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	10,401	222,381	0.99
HSBC Holdings plc (Financials, Commercial Banks)	38,292	391,226	1.75
Rio Tinto plc (Materials, Metals & Mining)	2,803	138,924	0.62
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	7,716	258,308	1.15
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	5,520	190,541	0.85
SABMiller plc (Consumer Staples, Beverages)	1,998	90,511	0.40
Standard Chartered plc (Financials, Commercial Banks)	5,009	116,766	0.52
Tesco plc (Consumer Staples, Food & Staples Retailing)	16,814	87,577	0.39
Unilever plc (Consumer Staples, Food Products)	2,683	103,295	0.46
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	103,024	265,994	1.19
Other securities		2,074,836	9.30

		5,065,335	22.65

Total Common Stocks (Cost $20,230,067)		21,974,242	98.26

Preferred Stocks: 0.62%

Germany: 0.62%
Other securities		138,423	0.62

United Kingdom: 0.00%
Other securities		489	0.00

Total Preferred Stocks (Cost $95,903)		138,912	0.62

Rights: 0.02%

Spain: 0.01%
Other securities		2,479	0.01

Switzerland: 0.00%
Other securities		120	0.00

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2012 (unaudited)

INTERNATIONAL INDEX PORTFOLIO

Security name			Value	Percent of net assets

United Kingdom : 0.01%
Other securities			$1,353	0.01%

Total Rights (Cost $15,422)			3,952	0.02

	Yield	Shares

Short-Term Investments: 2.02%

Investment Companies: 2.02%
Wells Fargo Securities Lending Cash Investment, LLC (u)(l)(v)(r)	0.21%	452,217	452,217	2.02

Total Short-Term Investments (Cost $452,217)			452,217	2.02

Total investments in securities
(Cost $20,793,609) *			22,569,323	100.92
Other assets and liabilities, net			(206,172)	(0.92)

Total net assets			$22,363,151	100.00%

†	Non-income-earning security

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

«	All or a portion of this security is on loan.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $21,165,061 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,838,297
Gross unrealized depreciation	(1,434,035)

Net unrealized appreciation	$1,404,262

The following table shows the percent of total long-term investments by sector as of November 30, 2012:

Financials	24.55%
Industrials	12.27%
Consumer Staples	11.82%
Consumer Discretionary	11.03%
Health Care	10.53%
Materials	9.66%
Energy	7.40%
Telecommunication Services	4.63%
Information Technology	4.30%
Utilities	3.81%

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	71

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.62%

Australia: 4.83%
Arrium Limited (Materials, Metals & Mining)	934,300	$799,529
Bendigo Bank Limited (Financials, Commercial Banks)	272,500	2,297,797
Boart Longyear Group (Energy, Energy Equipment & Services)	199,991	299,500
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies)	207,386	837,576
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	475,400	1,652,104
Downer EDI Limited (Industrials, Commercial Services & Supplies) †	425,500	1,567,502
Goodman Fielder Limited (Consumer Staples, Food Products) †	1,387,983	970,494
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	273,769	2,457,065
Metcash Limited (Consumer Staples, Food & Staples Retailing)	536,500	1,920,427
Mincor Resources NL (Materials, Metals & Mining)	570,994	622,704
Myer Holdings Limited (Consumer Discretionary, Multiline Retail) «	577,400	1,307,586
Sally Malay Mining Limited (Materials, Metals & Mining)	368,800	202,062
Westpac Banking Corporation (Financials, Commercial Banks)	91,800	2,442,962

		17,377,308

Austria: 1.54%
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Commercial Banks) †	22,100	650,004
OMV AG (Energy, Oil, Gas & Consumable Fuels)	41,100	1,468,878
RHI AG (Materials, Chemicals)	63,021	1,883,487
Voestalpine AG (Materials, Metals & Mining)	47,700	1,540,050

		5,542,419

Belgium: 1.16%
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	39,400	1,456,802
KBC Groep NV (Financials, Commercial Banks)	53,400	1,608,796
Tessenderlo Chemie NV (Materials, Chemicals)	37,000	1,117,836

		4,183,434

Brazil: 1.75%
Banco do Brasil SA (Financials, Commercial Banks)	130,500	1,338,101
Cia Saneamento Basico de Sau Paulo (Utilities, Water Utilities)	84,400	3,416,604
Cia Saneamento Minas Gerais (Utilities, Water Utilities)	72,400	1,524,710

		6,279,415

Canada: 2.17%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components) «	54,400	2,538,320
Metro Incorporated (Consumer Staples, Food & Staples Retailing) «	48,400	2,979,961
WestJet Airlines Limited (Industrials, Airlines)	120,000	2,271,103

		7,789,384

China: 2.72%
China BlueChemical Limited (Materials, Chemicals)	1,984,000	1,239,008
China Communications Services Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,595,438
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	4,705,000	4,990,207
China Railway Construction Corporation Limited (Industrials, Construction & Engineering) «	1,747,500	1,948,130

		9,772,783

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Czech Republic: 0.53%
CEZ AS (Utilities, Electric Utilities)	57,500	$1,910,678

Denmark: 0.57%
Danske Bank A/S (Financials, Commercial Banks) †	45,600	781,821
H. Lundbeck A/S (Health Care, Pharmaceuticals)	75,800	1,267,231

		2,049,052

Finland: 0.44%
TietoEnator Oyj (Information Technology, IT Services)	82,700	1,587,520

France: 7.70%
AXA SA (Financials, Insurance)	93,100	1,529,862
BNP Paribas SA (Financials, Commercial Banks)	30,200	1,686,735
Credit Agricole SA (Financials, Commercial Banks) †	219,328	1,662,706
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	88,338	7,888,214
SCOR SE (Financials, Insurance)	109,700	2,896,923
Societe Generale SA (Financials, Diversified Financial Services) †	39,000	1,410,311
Societe Television Francaise 1 SA (Consumer Discretionary, Media)	133,100	1,302,256
Thales SA (Industrials, Aerospace & Defense)	59,100	2,125,634
Total SA (Energy, Oil, Gas & Consumable Fuels)	85,500	4,278,308
Vivendi SA (Consumer Discretionary, Media)	134,746	2,895,031

		27,675,980

Germany: 8.25%
Allianz AG (Financials, Insurance)	33,100	4,302,671
BASF SE (Materials, Chemicals)	46,500	4,166,770
Daimler AG (Consumer Discretionary, Automobiles)	69,300	3,423,068
Deutsche Bank AG (Financials, Commercial Banks)	41,200	1,818,597
E.ON AG (Utilities, Multi-Utilities)	52,800	951,067
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	2,283,962
Metro AG (Consumer Staples, Food & Staples Retailing)	49,800	1,394,443
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	19,700	3,362,737
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,645,813
RWE AG (Utilities, Multi-Utilities)	40,900	1,705,618
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	4,596,979

		29,651,725

Hong Kong: 1.78%
Guangdong Investment Limited (Utilities, Water Utilities)	2,772,000	2,253,310
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	1,133,500	763,447
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,204,000	966,891
Lonking Holdings Limited (Industrials, Machinery) «	3,973,000	907,359
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	429,500	1,504,597

		6,395,604

India: 1.10%
Tata Motors Limited ADR (Consumer Discretionary, Auto Components) «	83,800	2,100,866
Tata Steel Limited GDR (Industrials, Machinery)	245,900	1,840,562

		3,941,428

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	73

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Indonesia: 0.25%
PT Japfa Comfeed Indonesia tbk (Consumer Staples, Food Products)	1,621,000	$903,982

Ireland: 0.00%
Allied Irish Banks plc (Financials, Commercial Banks) †	79,300	5,466
Irish Life & Permanent Group Holdings plc (Financials, Insurance) †	111,500	2,900

		8,366

Israel: 1.20%
Bank Hapoalim Limited (Financials, Commercial Banks) †	542,900	2,236,944
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	2,088,389

		4,325,333

Italy: 1.61%
Enel SpA (Utilities, Multi-Utilities)	688,400	2,608,902
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	135,200	3,196,671

		5,805,573

Japan: 18.96%
Adeka Corporation (Materials, Chemicals)	203,200	1,624,417
Aozora Bank Limited (Financials, Commercial Banks)	588,000	1,811,755
Chiba Bank Limited (Financials, Commercial Banks)	208,000	1,241,414
Edion Corporation (Consumer Discretionary, Specialty Retail)	73,600	287,490
Eizo Nanao Corporation (Information Technology, Computers & Peripherals)	63,300	979,044
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	378,000	1,490,265
Hitachi Capital Corporation (Financials, Consumer Finance)	57,700	1,087,715
Itochu Corporation (Industrials, Trading Companies & Distributors)	168,000	1,679,287
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	408,000	2,177,716
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	60,000	4,439,862
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	2,106,460
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,009,001
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,398,896
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	25,700	1,042,840
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	672,233
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	54,300	750,260
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	1,831,300	2,932,390
Nichirei Corporation (Consumer Staples, Food Products)	265,000	1,436,950
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	45,400	1,489,743
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	107,000	610,056
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	74,600	3,334,761
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	151,400	1,467,442
Nissan Shatai Company Limited (Consumer Discretionary, Auto Components)	8,700	99,733
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	1,400	2,019,288
Otsuka Corporation (Information Technology, IT Services)	32,800	2,602,196
Otsuka Holdings Company Limited (Health Care, Health Care Providers & Services)	133,900	3,974,687
Rengo Company Limited (Materials, Containers & Packaging)	208,000	1,082,453
Ryosan Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	16,200	262,745
Saizeriya Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	44,900	630,185
Sankyu Incorporated (Industrials, Road & Rail)	313,000	1,275,769
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	80,800	1,344,788

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Japan: (continued)
Shionogi & Company Limited (Health Care, Pharmaceuticals)	113,100	$1,915,298
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,000	855,365
Sumitomo Corporation (Consumer Discretionary, Distributors)	285,000	3,536,787
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	92,900	2,990,921
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	613,000	1,859,040
The Keiyo Bank Limited (Financials, Commercial Banks)	62,000	273,767
Toshiba TEC Corporation (Information Technology, Office Electronics)	234,000	1,175,180
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	29,400	2,214,763
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	297,000	1,988,767

		68,171,729

Liechtenstein: 0.14%
Verwaltungs-Und Privat-Bank AG (Financials, Capital Markets)	7,800	521,431

Netherlands: 2.57%
Aegon NV (Financials, Insurance)	151,800	873,205
ING Groep NV (Financials, Diversified Financial Services) †	237,100	2,130,772
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	241,100	3,059,119
Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	52,700	3,035,251
Nutreco Holding NV (Consumer Staples, Food Products)	1,740	141,865

		9,240,212

Norway: 1.74%
Atea ASA (Information Technology, IT Services)	158,200	1,717,607
DnB Nor ASA (Financials, Commercial Banks)	98,900	1,231,787
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	61,700	1,508,611
Yara International ASA (Materials, Chemicals)	35,800	1,795,546

		6,253,551

Poland: 0.97%
Asseco Poland SA (Information Technology, Software)	101,800	1,402,902
KGHM Polska Miedz SA (Materials, Metals & Mining) «	36,500	2,069,698

		3,472,600

Portugal: 0.07%
Banco BPI SA (Financials, Commercial Banks) †	245,688	258,180

Russia: 2.02%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	150,014	3,438,321
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	20,164
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	3,789,242

		7,247,727

Singapore: 0.48%
United Overseas Bank Limited (Financials, Commercial Banks)	113,000	1,733,049

South Africa: 0.44%
Exxaro Resources Limited (Materials, Metals & Mining)	91,400	1,587,862

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	75

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

South Korea: 1.98%
Industrial Bank of Korea (Financials, Commercial Banks)	192,500	$2,044,374
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	22,300	3,099,367
Woori Finance Holdings Company Limited (Financials, Commercial Banks)	212,200	1,989,038

		7,132,779

Spain: 2.23%
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	185,200	1,571,384
Banco Espanol de Credito SA (Financials, Commercial Banks) «	146,100	533,739
Banco Santander Central Hispano SA (Financials, Commercial Banks)	337,200	2,593,559
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	123,800	2,626,044
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	52,400	687,622

		8,012,348

Sweden: 1.45%
Boliden AB (Materials, Metals & Mining)	169,300	2,994,974
Saab AB (Industrials, Aerospace & Defense)	113,500	2,209,150

		5,204,124

Switzerland: 5.43%
Baloise Holding AG (Financials, Insurance)	28,800	2,416,316
Credit Suisse Group AG (Financials, Capital Markets)	141,700	3,354,805
Georg Fischer AG (Industrials, Machinery)	3,000	1,112,010
Novartis AG (Health Care, Pharmaceuticals)	40,400	2,500,205
Roche Holdings AG (Health Care, Pharmaceuticals)	21,200	4,172,742
Swiss Re AG (Financials, Insurance)	28,900	2,081,661
Zurich Financial Services AG (Financials, Insurance)	15,200	3,879,141

		19,516,880

Taiwan: 0.33%
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	794,000	1,176,489

Thailand: 0.56%
Bangchak Petroleum plc (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,032,703

United Kingdom: 19.65%
Amlin plc (Financials, Insurance)	279,000	1,727,208
AstraZeneca plc (Health Care, Pharmaceuticals)	140,400	6,672,903
Aviva plc (Financials, Insurance)	314,900	1,768,333
BAE Systems plc (Industrials, Aerospace & Defense)	684,100	3,587,310
Barclays plc (Financials, Commercial Banks)	715,000	2,818,023
Bodycote plc (Industrials, Construction & Engineering)	302,400	1,999,007
BP plc (Energy, Oil, Gas & Consumable Fuels)	609,300	4,213,238
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	1,124,900	4,208,276
Chemring Group plc (Industrials, Aerospace & Defense)	221,686	874,084
Cookson Group plc (Utilities, Multi-Utilities)	145,400	1,428,000
Firstgroup plc (Industrials, Road & Rail)	254,700	761,455
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	57,700	1,233,666
Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	93,500	916,783

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name		Shares	Value

United Kingdom: (continued)
Home Retail Group plc (Consumer Discretionary, Internet & Catalog Retail) «		290,000	$518,985
Inchcape plc (Consumer Discretionary, Distributors)		319,200	2,186,774
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)		608,700	3,329,432
Kesa Electricals plc (Consumer Discretionary, Specialty Retail)		679,100	519,530
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)		380,200	2,379,292
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		632,790	1,269,309
Old Mutual plc (Financials, Commercial Banks)		982,800	2,697,279
Pace plc (Consumer Discretionary, Household Durables)		374,800	1,100,091
Premier Foods plc (Consumer Staples, Food Products) †		31,510	48,338
Royal & Sun Alliance Insurance Group plc (Financials, Insurance)		443,900	835,654
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		14,300	479,267
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)		264,000	9,112,841
Tesco plc (Consumer Staples, Food & Staples Retailing)		655,700	3,415,274
Thomas Cook Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure) †		389,400	162,208
Tullett Prebon plc (Financials, Capital Markets)		279,500	1,016,061
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		1,591,600	4,109,298
WH Smith plc (Consumer Discretionary, Specialty Retail)		223,600	2,328,561
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		679,700	2,927,183

			70,643,663

Total Common Stocks (Cost $388,485,305)			347,405,311

	Dividend yield

Preferred Stocks: 1.07%

Brazil: 1.07%
Banco do Estado do Rio Grande do Sul SA (Financials, Commercial Banks)	5.38%	173,300	1,229,515
Cia Energetica de Minas Gerais (Energy, Oil, Gas & Consumable Fuels)	10.30	73,900	887,782
Companhia Vale do Rio Doce Class A (Materials, Metals & Mining)	6.13	100,100	1,719,239

Total Preferred Stocks (Cost $4,315,416)			3,836,536

	Yield

Short-Term Investments: 4.06%

Investment Companies: 4.06%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16	1,479,062	1,479,062
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.21	13,117,922	13,117,922

Total Short-Term Investments (Cost $14,596,984)			14,596,984

Total investments in securities
(Cost $407,397,705) *	101.75%	365,838,831
Other assets and liabilities, net	(1.75)	(6,275,930)

Total net assets	100.00%	$359,562,901

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	77

INTERNATIONAL VALUE PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $408,276,608 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$29,807,775
Gross unrealized depreciation	(72,245,552)

Net unrealized depreciation	$(42,437,777)

The following table shows the percent of total long-term investments by sector as of Novemebr 30, 2012:

Financials	25.46%
Energy	12.67%
Consumer Discretionary	11.51%
Health Care	10.35%
Industrials	9.52%
Materials	8.29%
Consumer Staples	7.46%
Telecommunication Services	6.69%
Utilities	4.50%
Information Technology	3.55%

100.00%

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 94.94%

Consumer Discretionary: 8.50%

Household Durables: 2.65%
Harman International Industries Incorporated	10,524	$416,329
Newell Rubbermaid Incorporated	40,167	876,042

		1,292,371

Media: 2.90%
DIRECTV Group Incorporated †	10,731	533,331
Omnicom Group Incorporated «	6,408	318,734
Walt Disney Company	11,402	566,223

		1,418,288

Multiline Retail: 1.01%
Target Corporation	7,841	495,002

Specialty Retail: 1.94%
Home Depot Incorporated	14,531	945,532

Consumer Staples: 6.03%

Beverages: 1.46%
PepsiCo Incorporated	10,171	714,106

Food & Staples Retailing: 2.10%
CVS Caremark Corporation	22,063	1,026,150

Household Products: 2.47%
Procter & Gamble Company	17,253	1,204,777

Energy: 14.62%

Energy Equipment & Services: 1.25%
Noble Corporation	17,691	610,163

Oil, Gas & Consumable Fuels: 13.37%
Apache Corporation «	5,895	454,446
Chevron Corporation	12,434	1,314,149
ConocoPhillips Company	11,730	667,906
Devon Energy Corporation	10,232	528,687
Exxon Mobil Corporation	33,416	2,945,286
Whiting Petroleum Corporation †	14,848	622,725

		6,533,199

Financials: 24.63%

Capital Markets: 2.04%
Goldman Sachs Group Incorporated	4,061	478,345
State Street Corporation	11,653	517,859

		996,204

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	79

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Commercial Banks: 4.64%
Comerica Incorporated	25,495	$754,397
First Republic Bank Corporation	22,380	756,892
KeyCorp	93,803	757,928

		2,269,217

Consumer Finance: 2.65%
Capital One Financial Corporation	13,545	780,192
SLM Corporation	31,026	513,480

		1,293,672

Diversified Financial Services: 5.29%
Bank of America Corporation	65,495	645,781
Citigroup Incorporated	17,911	619,183
JPMorgan Chase & Company	32,137	1,320,188

		2,585,152

Insurance: 6.52%
ACE Limited	12,234	969,300
American International Group Incorporated †	14,489	480,021
MetLife Incorporated	22,791	756,433
The Hartford Financial Services Group Incorporated	22,174	469,645
The Travelers Companies Incorporated	7,180	508,488

		3,183,887

REITs: 3.49%
American Campus Communities Incorporated	15,542	680,740
Simon Property Group Incorporated	6,720	1,022,314

		1,703,054

Health Care: 12.12%

Health Care Equipment & Supplies: 1.92%
Medtronic Incorporated	11,502	484,349
Stryker Corporation	8,390	454,402

		938,751

Health Care Providers & Services: 2.17%
CIGNA Corporation	20,305	1,061,342

Pharmaceuticals: 8.03%
Hospira Incorporated †	20,237	603,063
Johnson & Johnson Services Incorporated «	14,818	1,033,259
Merck & Company Incorporated	13,716	607,619
Pfizer Incorporated	50,571	1,265,286
Teva Pharmaceutical Industries Limited ADR	10,166	410,198

		3,919,425

Industrials: 9.34%

Airlines: 0.95%
Southwest Airlines Company	48,721	464,311

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Commercial Services & Supplies: 1.17%
Waste Management Incorporated	17,589	$572,874

Construction & Engineering: 0.97%
URS Corporation	12,521	471,791

Industrial Conglomerates: 3.68%
General Electric Company	85,137	1,798,945

Machinery: 1.78%
Dover Corporation	5,534	351,907
Eaton Corporation «	9,946	518,783

		870,690

Road & Rail: 0.79%
Norfolk Southern Corporation	6,385	385,526

Information Technology: 7.47%

Communications Equipment: 1.72%
Cisco Systems Incorporated	44,277	837,278

Computers & Peripherals: 2.28%
Apple Incorporated	866	506,852
EMC Corporation †	17,483	433,928
Hewlett-Packard Company	13,115	170,364

		1,111,144

Internet Software & Services: 0.50%
Google Incorporated Class A †	349	243,731

IT Services: 1.00%
VeriFone Systems Incorporated «†	16,139	490,464

Semiconductors & Semiconductor Equipment: 1.29%
Maxim Integrated Products Incorporated	21,615	630,942

Software: 0.68%
Symantec Corporation †	17,807	334,059

Materials: 2.93%

Chemicals: 2.19%
Ashland Incorporated	9,786	694,023
Dow Chemical Company	12,460	376,167

		1,070,190

Metals & Mining: 0.74%
Alcoa Incorporated «	42,644	358,636

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	81

LARGE COMPANY VALUE PORTFOLIO

Security name		Shares	Value

Telecommunication Services: 2.79%

Diversified Telecommunication Services: 2.79%
AT&T Incorporated		30,104	$1,027,450
Verizon Communications Incorporated		7,650	337,518

			1,364,968

Utilities: 6.51%

Electric Utilities: 2.26%
Duke Energy Corporation		7,191	458,930
Entergy Corporation		10,176	646,583

			1,105,513

Multi-Utilities: 2.75%
Dominion Resources Incorporated «		12,533	640,562
NiSource Incorporated «		29,017	701,341

			1,341,903

Water Utilities: 1.50%
American Water Works Company Incorporated		19,159	731,302

Total Common Stocks (Cost $41,070,714)			46,374,559

		Principal

Other: 0.06%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		$91,312	30,133

Total Other (Cost $8,652)			30,133

	Yield	Shares

Short-Term Investments: 12.43%

Investment Companies: 12.43%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16%	2,060,814	2,060,814
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.21	4,010,623	4,010,623

Total Short-Term Investments (Cost $6,071,437)			6,071,437

Total investments in securities
(Cost $47,150,803)*	107.43%	52,476,129
Other assets and liabilities, net	(7.43)	(3,628,335)

Total net assets	100.00%	$48,847,794

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $48,370,511 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,876,212
Gross unrealized depreciation	(770,594)

Net unrealized appreciation	$4,105,618

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

SMALL CAP VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 93.70%

Consumer Discretionary: 7.35%

Auto Components: 1.45%
Gentex Corporation	13,508	$239,767

Diversified Consumer Services: 0.59%
Cambium Learning Group Incorporated †	19,495	18,130
Corinthian Colleges Incorporated †	35,405	78,599
Voyager Expanded Learning Incorporated †(a)(i)	58,950	0

		96,729

Hotels, Restaurants & Leisure: 2.02%
Century Casinos Incorporated †	67,136	177,910
Empire Resorts Incorporated †	13,855	25,632
Scientific Games Corporation Class A †	15,475	128,907

		332,449

Household Durables: 2.54%
Cavco Industries Incorporated †	5,150	265,225
KB Home Incorporated	930	13,355
Nobility Homes Incorporated †	21,085	115,968
Skyline Corporation †	6,042	24,772

		419,320

Media: 0.50%
Outdoor Channel Holdings Incorporated	11,145	82,807

Specialty Retail: 0.25%
rue21 Incorporated †	1,413	40,567

Consumer Staples: 1.27%

Household Products: 0.45%
WD-40 Company	1,550	73,222

Personal Products: 0.82%
Prestige Brands Holdings Incorporated †	6,264	135,302

Energy: 17.84%

Energy Equipment & Services: 7.79%
Helix Energy Solutions Group Incorporated †	9,433	165,172
Helmerich & Payne Incorporated	1,245	64,989
ION Geophysical Corporation †	27,715	165,181
Key Energy Services Incorporated †	9,399	62,879
Matrix Service Company †	20,824	228,439
Newpark Resources Incorporated †	32,338	252,236
Oceaneering International Incorporated	2,275	119,847
PHI Incorporated (non-voting) †	2,718	85,155
PHI Incorporated (voting) †	2,392	71,880
Willbros Group Incorporated †	13,779	69,308

		1,285,086

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	83

SMALL CAP VALUE PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 10.05%
Clean Energy Fuels Corporation †	2,865	$37,990
Energy XXI (Bermuda) Limited	845	26,770
Forest Oil Corporation †	5,735	36,532
InterOil Corporation †	15,940	887,220
McMoRan Exploration Company †	33,174	282,974
PetroQuest Energy Incorporated †	1,415	7,542
Range Resources Corporation	4,160	266,323
Triangle Petroleum Corporation †	17,763	111,019

		1,656,370

Financials: 18.62%

Capital Markets: 0.54%
Artio Global Investors Incorporated	39,225	88,649

Commercial Banks: 4.53%
1st United Bancorp Incorporated †	12,625	71,710
Bancorp Incorporated †	6,450	75,207
BBCN Bancorp Incorporated	3,393	38,612
City National Corporation	1,160	56,480
First Horizon National Corporation	8,735	82,633
First Niagara Financial Group Incorporated	18,858	142,189
IBERIABANK Corporation	1,235	60,206
Pacific Premier Bancorp Incorporated †	10,811	112,867
Park Sterling Corporation †	4,160	21,840
Sterling Bancorp	5,400	50,220
Univest Corporation of Pennsylvania	2,039	34,296

		746,260

Insurance: 3.18%
Argo Group International Holdings Limited	9,780	324,598
Hilltop Holdings Incorporated †	8,436	120,550
Mercury General Corporation	1,915	79,702

		524,850

REITs: 10.26%
Anworth Mortgage Asset Corporation	12,250	72,275
Capstead Mortgage Corporation	13,380	162,433
Chimera Investment Corporation	192,610	527,751
Crexus Investment Corporation	14,792	184,752
Hatteras Financial Corporation	4,205	112,105
MFA Mortgage Investments Incorporated	19,785	166,392
Origen Financial Incorporated	58,585	87,878
Redwood Trust Incorporated	9,121	152,503
UMH Properties Incorporated	22,257	225,463

		1,691,552

Thrifts & Mortgage Finance: 0.11%
Northwest Bancshares Incorporated	1,600	19,088

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

SMALL CAP VALUE PORTFOLIO

Security name	Shares	Value

Health Care: 8.48%

Biotechnology: 1.67%
Amarin Corporation plc ADR †	7,205	$89,414
Discovery Laboratories Incorporated †	72,358	155,570
Infinity Pharmaceuticals Incorporated †	1,190	30,167

		275,151

Health Care Equipment & Supplies: 3.05%
Allied Healthcare Products Incorporated †	32,480	82,824
EnteroMedics Incorporated †	29,132	90,309
OraSure Technologies Incorporated †	42,774	329,360

		502,493

Health Care Providers & Services: 2.11%
Cross Country Healthcare Incorporated †	15,182	60,880
Ensign Group Incorporated	3,290	84,849
Gentiva Health Services Incorporated †	11,258	115,957
Healthcare Services Group	3,702	87,071

		348,757

Health Care Technology: 1.38%
Allscripts Healthcare Solutions Incorporated †	10,963	121,909
Omnicell Incorporated †	6,935	105,897

		227,806

Life Sciences Tools & Services: 0.27%
Nordion Incorporated	6,660	43,956

Industrials: 14.50%

Air Freight & Logistics: 0.28%
Pacer International Incorporated †	13,342	46,297

Airlines: 0.82%
JetBlue Airways Corporation †	26,186	134,596

Building Products: 0.31%
Patrick Industries Incorporated †	2,910	50,576

Commercial Services & Supplies: 4.40%
ABM Industries Incorporated	10,583	201,924
ACCO Brands Corporation †	50,080	337,539
GEO Group Incorporated	6,615	186,543

		726,006

Construction & Engineering: 5.34%
Chicago Bridge & Iron Company NV	4,990	202,744
Integrated Electrical Services Incorporated †	24,302	110,574
MYR Group Incorporated †	9,020	193,389
Primoris Services Corporation	19,401	280,926
Sterling Construction Company Incorporated †	10,130	93,500

		881,133

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	85

SMALL CAP VALUE PORTFOLIO

Security name	Shares	Value

Electrical Equipment: 0.54%
GrafTech International Limited †	9,196	$89,201

Machinery: 1.56%
Actuant Corporation Class A	3,900	112,203
Hardinge Incorporated	15,033	144,166

		256,369

Professional Services: 1.25%
Hill International Incorporated †	59,307	206,388

Information Technology: 9.83%

Communications Equipment: 2.12%
Brocade Communications Systems Incorporated †	15,275	86,762
MRV Communications Incorporated	12,340	6,293
Sandvine Corporation †	154,135	201,686
Tellabs Incorporated	15,400	54,824

		349,565

Computers & Peripherals: 2.76%
Cray Incorporated †	15,350	218,277
Intermec Incorporated †	21,234	160,317
Lexmark International Incorporated	3,165	77,004

		455,598

Electronic Equipment, Instruments & Components: 2.72%
Coherent Incorporated †	4,003	185,139
OSI Systems Incorporated †	3,565	218,463
Power One Incorporated †	10,590	43,949

		447,551

IT Services: 1.64%
Official Payments Holdings Incorporated †	53,220	270,890

Software: 0.59%
Accelrys Incorporated †	11,075	97,571

Materials: 14.60%

Containers & Packaging: 0.29%
Intertape Polymer Group Incorporated	5,810	47,410

Metals & Mining: 13.92%
Eldorado Gold Corporation	7,915	114,609
Goldcorp Incorporated	5,175	200,273
Great Basin Gold Limited †(a)(i)	97,638	0
Randgold Resources Limited ADR	8,133	873,159
Royal Gold Incorporated	3,195	258,028
San Gold Corporation †	32,830	27,876
Sandstorm Gold Limited †	30,435	373,180
Sandstorm Metals & Energy Limited †	253,515	126,330
Silver Standard Resources Incorporated †	13,249	178,862

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

SMALL CAP VALUE PORTFOLIO

Security name			Shares	Value

Metals & Mining (continued)
Steel Dynamics Incorporated			3,003	$38,799
United States Steel Corporation			4,795	103,380

				2,294,496

Paper & Forest Products: 0.39%
Wausau Paper Corporation			7,652	64,200

Telecommunication Services: 1.21%

Diversified Telecommunication Services: 1.21%
Cincinnati Bell Incorporated †			37,395	199,318

Total Common Stocks (Cost $10,521,497)				15,447,346

Investment Companies: 2.21%
KBW Regional Banking ETF			1,036	28,573
Market Vectors Junior Gold Miners ETF			15,534	334,913

Total Investment Companies (Cost $364,703)				363,486

		Expiration date

Warrants: 0.26%

Health Care: 0.26%

Health Care Equipment & Supplies: 0.26%
EnteroMedics Incorporated †(a)(i)		5-14-16	9,104	14,348
Enteromedics Incorporated †(a)(i)		9-28-16	16,376	28,925

Total Warrants (Cost $0)				43,273

	Yield

Short-Term Investments: 3.69%

Investment Companies: 3.69%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16%		608,030	608,030

Total Short-Term Investments (Cost $608,030)				608,030

Total investments in securities (Cost $11,494,230)*	99.86%	16,462,135
Other assets and liabilities, net	0.14	23,384

Total net assets	100.00%	$16,485,519

†	Non-income-earning security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $12,488,601 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,695,713
Gross unrealized depreciation	(722,179)

Net unrealized appreciation	$3,973,534

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	87

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.31%

Consumer Discretionary: 14.27%

Hotels, Restaurants & Leisure: 1.32%
Caribou Coffee Company Incorporated †«	40,190	$484,290
Ryman Hospitality Properties Incorporated «	38,190	1,268,672

		1,752,962

Household Durables: 1.06%
Ethan Allen Interiors Incorporated «	48,180	1,397,702

Leisure Equipment & Products: 0.75%
Brunswick Corporation	38,490	991,887

Media: 2.85%
Arbitron Incorporated «	34,430	1,252,219
IMAX Corporation †	54,040	1,169,966
Lions Gate Entertainment Corporation †	82,880	1,357,574

		3,779,759

Specialty Retail: 6.76%
Cabela’s Incorporated †«	23,000	1,098,710
Chico’s FAS Incorporated	44,600	831,790
Dick’s Sporting Goods Incorporated «	27,650	1,451,902
Finish Line Incorporated	60,820	1,254,717
GNC Holdings Incorporated Class A	39,630	1,392,202
Mattress Firm Holding Corporation †«	33,110	947,277
rue21 Incorporated †«	20,820	597,742
Sonic Automotive Incorporated «	70,140	1,384,564

		8,958,904

Textiles, Apparel & Luxury Goods: 1.53%
Hanesbrands Incorporated †«	56,130	2,026,293

Energy: 5.86%

Energy Equipment & Services: 2.14%
Geospace Technologies Corporation †«	12,940	985,640
McDermott International Incorporated †«	104,570	1,101,122
Pacific Drilling SA †	79,390	754,205

		2,840,967

Oil, Gas & Consumable Fuels: 3.72%
Energy XXI (Bermuda) Limited «	47,650	1,509,552
GasLog Limited «	66,100	812,369
Gulfport Energy Corporation †	34,830	1,324,933
Rosetta Resources Incorporated †	28,470	1,279,442

		4,926,296

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Financials: 10.83%

Capital Markets: 5.14%
Evercore Partners Incorporated Class A	55,400	$1,521,838
LPL Financial Holdings Incorporated	46,470	1,301,625
Medley Capital Corporation	72,660	990,356
New Mountain Finance Corporation	57,055	866,095
Stifel Financial Corporation †«	40,650	1,236,573
Walter Investment Management †«	21,010	888,303

		6,804,790

Commercial Banks: 3.22%
Capital Bank Financial Corporation Class A †	50,480	871,285
CapitalSource Incorporated	150,450	1,211,123
Signature Bank †«	12,900	905,064
SVB Financial Group †	23,190	1,280,552

		4,268,024

Consumer Finance: 0.81%
DFC Global Corporation †«	61,940	1,080,853

Insurance: 1.08%
Argo Group International Holdings Limited	43,140	1,431,817

Real Estate Management & Development: 0.58%
Zillow Incorporated Class A †«	27,740	763,405

Health Care: 16.57%

Biotechnology: 2.80%
Alnylam Pharmaceuticals Incorporated †«	60,720	1,030,418
Curis Incorporated †«	117,330	393,056
Exelixis Incorporated †«	177,140	866,215
InterMune Incorporated †«	83,460	764,494
Seattle Genetics Incorporated †«	26,120	661,097

		3,715,280

Health Care Equipment & Supplies: 5.43%
Cerus Corporation †«	269,260	869,710
DexCom Incorporated †«	81,970	1,072,168
Endologix Incorporated †«	61,351	899,406
Insulet Corporation †«	56,190	1,233,371
Natus Medical Incorporated †	78,730	891,224
Spectranetics Corporation †	66,300	954,720
Thoratec Corporation †	34,110	1,268,892

		7,189,491

Health Care Providers & Services: 3.09%
Capital Senior Living Corporation †	67,950	1,210,190
Ensign Group Incorporated	51,780	1,335,406
Team Health Holdings Incorporated †	55,170	1,544,208

		4,089,804

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	89

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Health Care Technology: 3.13%
Medidata Solutions Incorporated †	22,610	$904,400
Omnicell Incorporated †	108,350	1,654,505
Vocera Communications Incorporated †«	64,720	1,591,465

		4,150,370

Life Sciences Tools & Services: 1.59%
Fluidigm Corporation †«	52,190	743,186
ICON plc ADR †	49,520	1,366,257

		2,109,443

Pharmaceuticals: 0.53%
MAP Pharmaceuticals Incorporated †«	43,910	699,925

Industrials: 20.00%

Aerospace & Defense: 0.70%
Esterline Technologies Corporation †	15,250	932,385

Air Freight & Logistics: 1.06%
Hub Group Incorporated Class A †	43,170	1,397,413

Airlines: 0.89%
Spirit Airlines Incorporated †	70,200	1,177,956

Building Products: 2.02%
AO Smith Corporation «	25,070	1,578,157
Apogee Enterprises Incorporated	48,120	1,102,910

		2,681,067

Commercial Services & Supplies: 2.37%
ACCO Brands Corporation †	155,030	1,044,902
Copart Incorporated †	32,942	995,178
Encore Capital Group Incorporated †«	41,125	1,093,103

		3,133,183

Construction & Engineering: 1.76%
Great Lakes Dredge & Dock Company	152,510	1,346,663
Tutor Prini Corporation †	76,200	979,932

		2,326,595

Electrical Equipment: 0.70%
Sensata Technologies Holdings NV †	30,120	929,503

Machinery: 2.55%
Actuant Corporation Class A	37,220	1,070,819
Colfax Corporation †«	24,490	954,865
Wabash National Corporation †«	167,290	1,353,376

		3,379,060

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Professional Services: 2.33%
Insperity Incorporated	46,230	$1,396,146
On Assignment Incorporated †«	84,980	1,693,651

		3,089,797

Road & Rail: 2.47%
Genesee & Wyoming Incorporated †	13,710	1,000,145
Hertz Global Holdings Incorporated †«	66,480	1,039,747
Swift Transportation Company †«	87,690	741,857
Werner Enterprises Incorporated «	22,450	486,941

		3,268,690

Trading Companies & Distributors: 3.15%
Aceto Corporation «	79,750	795,108
Beacon Roofing Supply Incorporated †	42,770	1,319,027
MSC Industrial Direct Company	13,090	951,119
United Rentals Incorporated †	26,800	1,113,004

		4,178,258

Information Technology: 24.11%

Communications Equipment: 3.14%
Aruba Networks Incorporated †«	34,120	664,658
Infinera Corporation †«	121,250	676,575
Palo Alto Networks Incorporated †	3,940	214,415
Procera Networks Incorporated †«	37,280	769,832
Riverbed Technology Incorporated †	65,920	1,179,968
Ruckus Wireless Incorporation †	48,850	646,774

		4,152,222

Computers & Peripherals: 0.76%
Fusion-io Incorporated †«	43,340	1,011,122

Electronic Equipment, Instruments & Components: 1.91%
InvenSense Incorporated †	82,860	832,743
OSI Systems Incorporated †	27,710	1,698,069

		2,530,812

Internet Software & Services: 3.40%
Bankrate Incorporated †«	50,440	606,793
Millennial Media Incorporation †	30,160	414,700
Perficient Incorporated †	79,860	869,675
ValueClick Incorporated †«	70,130	1,323,353
Vocus Incorporated †	75,720	1,291,783

		4,506,304

IT Services: 2.09%
Fleetcor Technologies Incorporated †	25,930	1,353,287
Interxion Holding NV †	65,190	1,415,275

		2,768,562

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	91

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Semiconductors & Semiconductor Equipment: 3.99%
Cirrus Logic Incorporated †	59,300	$1,857,276
Microsemi Corporation †«	58,110	1,112,225
Peregrine Semiconductor Corporation †	23,620	399,887
PMC-Sierra Incorporated †«	141,210	727,232
Semtech Corporation †«	43,550	1,191,093

		5,287,713

Software: 8.82%
Bottomline Technologies Incorporated †«	46,640	1,143,146
Broadsoft Incorporated †	20,720	655,374
Cadence Design Systems Incorporated †«	126,050	1,604,617
Concur Technologies Incorporated †«	12,962	851,733
Parametric Technology Corporation †	62,990	1,274,918
Realpage Incorporated †«	45,600	902,424
Sourcefire Incorporated †«	16,410	807,864
SS&C Technologies Holdings †	81,920	1,932,486
Synchronoss Technologies Incorporated †«	31,830	581,216
Tangoe Incorporated †«	78,710	1,026,378
Ultimate Software Group Incorporated †«	9,620	909,186

		11,689,342

Materials: 4.67%

Chemicals: 2.09%
Calgon Carbon Corporation †«	86,290	1,168,367
LSB Industries Incorporated †	21,870	731,114
Methanex Corporation	28,710	868,190

		2,767,671

Containers & Packaging: 0.91%
Berry Plastics Group Incorporated †	80,620	1,202,044

Metals & Mining: 0.70%
Steel Dynamics Incorporated	71,270	920,808

Paper & Forest Products: 0.97%
Schweitzer Manduit International Incorporated	34,470	1,291,591

Total Common Stocks (Cost $110,568,344)		127,600,070

	Principal
Other: 0.42%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)	$1,699,722	560,908

Total Other (Cost $161,045)		560,908

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Yield	Principal	Value

Short-Term Investments : 31.34%

Investment Companies : 31.34%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16%	$3,370,315	$3,370,315
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.21	38,146,194	38,146,194

Total Short-Term Investments (Cost $41,516,509)			41,516,509

Total investments in securities
(Cost $152,245,898)*	128.07%	169,677,487
Other assets and liabilities, net	(28.07)	(37,187,655)

Total net assets	100.00%	$132,489,832

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $154,864,840 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$20,184,873
Gross unrealized depreciation	(5,372,226)

Net unrealized appreciation	$14,812,647

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	93

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.73%

Consumer Discretionary: 15.31%

Auto Components: 0.97%
Dana Holding Corporation	116,600	$1,653,388

Automobiles: 0.87%
Thor Industries Incorporated «	38,990	1,471,483

Distributors: 0.88%
Core Mark Holding Company Incorporated	32,780	1,499,685

Hotels, Restaurants & Leisure: 4.50%
Ameristar Casinos Incorporated	118,920	2,366,508
Bob Evans Farms Incorporated	36,740	1,384,731
Isle of Capri Casinos Incorporated †	200,130	982,638
Ruby Tuesday Incorporated «†	243,960	1,905,328
WMS Industries Incorporated «†	60,630	1,024,647

		7,663,852

Leisure Equipment & Products: 0.68%
Arctic Cat Incorporated «†	30,800	1,159,004

Media: 1.71%
Cinemark Holdings Incorporated «	68,330	1,858,576
National Cinemedia Incorporated	73,470	1,050,621

		2,909,197

Specialty Retail: 4.17%
Aeropostale Incorporated †	159,200	2,198,552
Asbury Automotive Group Incorporated «†	63,060	1,903,781
Bebe Stores Incorporated	115,220	433,227
Rent-A-Center Incorporated	48,880	1,699,069
Zumiez Incorporated †	42,100	864,658

		7,099,287

Textiles, Apparel & Luxury Goods: 1.53%
G-III Apparel Group Limited «†	49,600	1,887,280
Hanesbrands Incorporated †	19,680	710,448

		2,597,728

Consumer Staples: 1.18%

Food Products: 1.18%
Post Holdings Incorporated †	58,520	2,015,429

Energy: 6.43%

Energy Equipment & Services: 2.36%
Hercules Offshore Incorporated «†	471,330	2,432,063
Hornbeck Offshore †	44,040	1,584,119

		4,016,182

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 4.07%
Berry Petroleum Company Class A «	42,260	$1,314,709
Magnum Hunter Resources Corporation «†	570,600	2,299,518
Rex Energy Corporation «†	128,800	1,693,720
Sanchez Energy Corporation «†	88,800	1,622,376

		6,930,323

Financials: 33.28%

Capital Markets: 2.25%
Greenhill & Company Incorporated «	45,840	2,178,317
Stifel Financial Corporation «†	54,470	1,656,977

		3,835,294

Commercial Banks: 11.83%
Associated Banc-Corp «	131,010	1,683,479
Banner Corporation	47,700	1,433,385
City National Corporation «	37,500	1,825,875
FirstMerit Corporation «	108,600	1,529,088
Home Bancshares Incorporated «	65,560	2,173,970
Pacwest Bancorp «	77,360	1,927,038
SVB Financial Group †	35,330	1,950,923
Umpqua Holdings Corporation «	133,910	1,561,391
Webster Financial Corporation «	84,000	1,748,880
Western Alliance Bancorp «†	224,300	2,278,888
Wintrust Financial Corporation «	54,860	2,018,299

		20,131,216

Insurance: 7.14%
Amtrust Financial Services Incorporated «	73,177	2,108,961
CNO Financial Group Incorporated «	216,900	1,973,790
Employers Holdings Incorporated	128,520	2,453,447
Meadowbrook Insurance Group Incorporated	94,580	525,865
Primerica Incorporated	60,200	1,723,526
Selective Insurance Group Incorporated «	91,330	1,706,044
United Fire Group Incorporated	79,760	1,653,425

		12,145,058

Real Estate Management & Development: 0.64%
Alexander & Baldwin Incorporated †	36,700	1,095,862

REITs: 9.31%
Ashford Hospitality Trust	183,800	1,663,390
Associated Estates Realty Corporation	90,670	1,371,837
Campus Crest Communities Incorporated	155,150	1,774,916
Cousins Properties Incorporated	215,649	1,770,478
LaSalle Hotel Properties	61,320	1,478,425
Pebblebrook Hotel Trust	75,620	1,576,677
Redwood Trust Incorporated «	116,070	1,940,690
Sabra Health Care REIT Incorporated «	113,923	2,472,129
Sunstone Hotel Investors Incorporated †	173,600	1,791,552

		15,840,094

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	95

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Thrifts & Mortgage Finance: 2.11%
BankUnited Incorporated «	80,200	$1,884,700
Washington Federal Incorporated «	106,410	1,710,009

		3,594,709

Health Care: 3.89%

Health Care Equipment & Supplies: 1.20%
Alere Incorporated †	110,100	2,036,850

Health Care Providers & Services: 1.59%
Ensign Group Incorporated	42,050	1,084,470
Lifepoint Hospitals Incorporated †	45,280	1,629,174

		2,713,644

Health Care Technology: 1.10%
Medassets Incorporated †	115,850	1,865,185

Industrials: 14.86%

Aerospace & Defense: 1.77%
AAR Corporation «	107,200	1,646,592
Huntington Ingalls Industries Incorporated	33,400	1,364,390

		3,010,982

Air Freight & Logistics: 1.35%
Air Transport Services Group †	204,870	776,457
Atlas Air Worldwide Holdings Incorporated †	35,100	1,519,128

		2,295,585

Commercial Services & Supplies: 0.81%
Portfolio Recovery Associates Incorporated «†	13,950	1,378,539

Construction & Engineering: 2.15%
Great Lakes Dredge & Dock Company «	250,690	2,213,593
Tutor Prini Corporation †	111,880	1,438,777

		3,652,370

Electrical Equipment: 0.57%
GrafTech International Limited «†	100,340	973,298

Machinery: 3.79%
Briggs & Stratton Corporation «	82,980	1,683,664
Kadant Incorporated †	57,280	1,389,040
Titan International Incorporated «	85,070	1,729,473
Wabash National Corporation «†	203,970	1,650,117

		6,452,294

Marine: 0.58%
Matson Incorporated «	43,100	991,300

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Professional Services: 1.01%
FTI Consulting Incorporated «†	55,670	$1,720,760

Road & Rail: 1.86%
Con-way Incorporated	45,000	1,264,050
Ryder System Incorporated	40,550	1,908,689

		3,172,739

Trading Companies & Distributors: 0.97%
Titan Machinery Incorporated «†	74,550	1,650,537

Information Technology: 13.79%

Communications Equipment: 0.88%
Black Box Corporation «	60,970	1,502,911

Computers & Peripherals: 1.27%
Lexmark International Incorporated «	45,780	1,113,827
QLogic Corporation †	111,060	1,052,849

		2,166,676

Electronic Equipment, Instruments & Components: 4.48%
Aeroflex Holding Corporation †	200,970	1,302,286
Benchmark Electronics Incorporated †	101,830	1,582,438
Multi-Fineline Electronix Incorporated «†	66,450	1,135,631
Sanmina Corporation †	203,380	1,915,840
Synnex Corporation «†	51,100	1,687,322

		7,623,517

Internet Software & Services: 1.12%
EarthLink Incorporated	289,200	1,908,720

IT Services: 0.96%
TNS Incorporated †	111,480	1,627,608

Semiconductors & Semiconductor Equipment: 4.76%
Integrated Silicon Solution Incorporated «†	142,990	1,252,592
Kulicke & Soffa Industries Incorporated †	219,570	2,509,685
MagnaChip Semiconductor Corporation †	116,950	1,473,570
Omnivision Technologies Incorporated «†	93,000	1,404,300
Photronics Incorporated «†	284,500	1,465,175

		8,105,322

Software: 0.32%
EPIQ Systems Incorporated	45,090	540,629

Materials: 5.47%

Chemicals: 2.95%
Cytec Industries Incorporated «	26,715	1,833,718
Kraton Performance Polymers Incorporated «†	86,040	2,021,080
Zep Incorporated «	94,200	1,168,080

		5,022,878

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	97

SMALL COMPANY VALUE PORTFOLIO

Security name		Shares	Value

Metals & Mining: 2.52%
A.M. Castle & Company «†		67,290	$858,620
Horsehead Holding Corporation «†		154,600	1,437,780
Suncoke Energy Incorporated †		122,600	1,992,250

			4,288,650

Telecommunication Services: 0.90%

Diversified Telecommunication Services: 0.90%
Iridium Communications Incorporated «†		247,380	1,526,335

Utilities: 2.62%

Electric Utilities: 2.62%
Great Plains Energy Incorporated		90,880	1,840,320
PNM Resources Incorporated «		40,180	849,003
Portland General Electric Company		65,580	1,772,623

			4,461,946

Total Common Stocks (Cost $154,073,059)			166,347,066

		Principal

Other: 0.23%
Gryphon Funding Limited, Pass-Through Entity (i)(a)(v)		$1,189,987	392,696

Total Other (Cost $112,749)			392,696

	Yield	Shares

Short-Term Investments: 35.35%

Investment Companies: 35.35%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16%	4,320,665	4,320,665
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.21	55,859,005	55,859,005

Total Short-Term Investments (Cost $60,179,670)			60,179,670

Total investments in securities
(Cost $214,365,478) *	133.31%	226,919,432
Other assets and liabilities, net	(33.31)	(56,698,903)

Total net assets	100.00%	$170,220,529

«	All or a portion of this security is on loan.

†	Non-income-earning security

(i)	Illiquid security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $218,409,880 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$17,537,664
Gross unrealized depreciation	(9,028,112)

Net unrealized appreciation	$8,509,552

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2012 (unaudited)

CORE BOND PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/corebond.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities : 35.58%
FHLMC %%	2.50%	1-1-27	$55,900,000	$58,162,200	1.58%
FHLMC %%	2.50	12-1-27	15,600,000	16,255,683	0.44
FHLMC	0.95-7.50	8 -1-17 to 3-25-44	149,965,229	165,468,694	4.48
FHLMC	4.00	4-1-42	19,448,472	21,592,492	0.59
FHLMC	4.00	6-1-42	40,071,200	44,488,690	1.21
FHLMC	5.00	8-1-39	26,643,876	29,586,002	0.80
FHLMC	5.00	8-1-41	26,486,600	29,750,719	0.81
FNMA	2.31-7.50	9-1-16 to 12-25-42	255,262,346	282,516,800	7.70
FNMA %%	2.50	1-1-27	71,100,000	74,199,512	2.01
FNMA %%	2.50	2-1-27	140,900,000	146,800,180	3.99
FNMA %%	3.00	1-1-42	29,200,000	30,637,189	0.83
FNMA %%	3.00	2-1-42	29,100,000	30,464,064	0.83
FNMA	4.00	8-1-42	37,752,178	42,065,025	1.14
FNMA	4.00	9-1-42	75,452,702	84,072,496	2.28
FNMA	4.00	10-1-42	31,430,452	35,021,099	0.95
FNMA	4.00	11-1-42	15,643,291	17,430,396	0.47
FNMA	5.00	4-1-40	18,132,263	19,743,525	0.54
FNMA	5.00	7-1-41	26,850,609	30,436,484	0.83
FNMA	6.00	3-1-34	48,865,760	54,659,750	1.48
FNMA Series 2010-M03 Class A3 ±	4.33	3-25-20	20,018,000	23,324,333	0.63
FNMA Series 2011-53 Class TN	4.00	6-25-41	32,997,904	34,797,577	0.94
GNMA	3.00-11.50	5-15-13 to 1-20-42	18,804,474	20,533,302	0.54
GNMA	6.00	1-15-40	16,569,548	18,596,211	0.51

Total Agency Securities (Cost $1,282,483,964)				1,310,602,423	35.58

Asset-Backed Securities: 14.12%
Ally Auto Receivables Trust	0.48-2.23	3 -17-14 to 9-15-19	51,531,576	52,154,763	1.41
American Express Credit Account Master Trust Series 2012-4 Class A ±	0.45	5-15-20	16,856,000	16,889,543	0.46
Chase Issuance Trust Series 2008-A13 Class A13 ±	1.89	9-15-15	12,439,000	12,589,114	0.34
Chase Issuance Trust Series 2011-A2 Class A2 ±	0.30	5-15-15	24,987,000	25,001,967	0.68
Chase Issuance Trust Series 2012-A6 Class A ±	0.34	8-15-17	51,409,000	51,451,207	1.40
Ford Credit Floorplan Master Trust Series 2012-4 Class A2 ±	0.56	9-15-16	16,254,000	16,254,000	0.44
Nelnet Student Loan Trust	0.32-0.81	11 -27-18 to 3-23-37	48,847,951	46,489,043	1.27
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.40	11-23-22	17,969,158	17,915,933	0.49
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.40	10-26-26	17,854,312	17,833,012	0.48
Nelnet Student Loan Trust Series 2007-2A Class A3L ± 144A	0.72	3-25-26	19,677,000	19,141,294	0.52
SLM Student Loan Trust	0.32-3.74	7 -25-17 to 6-15-45	128,226,165	129,140,684	3.50
SLM Student Loan Trust Series 2012-E Class A1 ± 144A	0.96	10-16-23	16,551,000	16,551,033	0.45
Other securities				98,648,281	2.68

Total Asset-Backed Securities (Cost $517,566,890)				520,059,874	14.12

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	99

CORE BOND PORTFOLIO

Security name	Value	Percent of net assets

Corporate Bonds and Notes: 19.28%

Consumer Discretionary: 1.97%

Auto Components: 0.29%
Other securities	$10,563,107	0.29%

Automobiles: 0.47%
Other securities	17,456,401	0.47

Diversified Consumer Services: 0.09%
Other securities	3,244,315	0.09

Hotels, Restaurants & Leisure: 0.20%
Other securities	7,174,097	0.20

Internet & Catalog Retail: 0.08%
Other securities	2,858,374	0.08

Media: 0.63%
Other securities	23,377,172	0.63

Specialty Retail: 0.21%
Other securities	7,858,168	0.21

Consumer Staples: 1.88%

Beverages: 1.12%
Other securities	41,411,242	1.12

Food & Staples Retailing: 0.07%
Other securities	2,454,759	0.07

Food Products: 0.55%
Other securities	20,274,203	0.55

Tobacco: 0.14%
Other securities	5,255,873	0.14

Energy: 1.84%

Energy Equipment & Services: 0.05%
Other securities	1,745,164	0.05

Oil, Gas & Consumable Fuels: 1.79%
Other securities	66,100,909	1.79

Financials: 8.62%

Capital Markets: 0.91%
Other securities	33,436,604	0.91

Commercial Banks: 0.68%
Other securities	24,922,033	0.68

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2012 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Consumer Finance: 0.80%
Other securities				$29,657,992	0.80%

Diversified Financial Services: 3.79%
JPMorgan Chase & Company	1.10-5.40%	6 -1-14 to 1-6-42	$24,818,000	25,966,701	0.70
Other securities				113,525,839	3.09

				139,492,540	3.79

Insurance: 1.45%
MetLife Global Funding I ±144A	0.73	3-19-14	19,510,000	19,527,949	0.53
Other securities				34,034,806	0.92

				53,562,755	1.45

REITs: 0.99%
Other securities				36,482,119	0.99

Health Care: 2.00%

Biotechnology: 0.49%
Other securities				18,054,187	0.49

Health Care Equipment & Supplies: 0.11%
Other securities				4,175,391	0.11

Health Care Providers & Services: 0.73%
Other securities				26,678,612	0.73

Life Sciences Tools & Services: 0.09%
Other securities				3,267,290	0.09

Pharmaceuticals: 0.58%
Other securities				21,304,437	0.58

Industrials: 0.24%

Building Products: 0.07%
Other securities				2,735,265	0.07

Road & Rail: 0.17%
Other securities				6,172,984	0.17

Information Technology: 0.24%

Software: 0.24%
Other securities				8,950,538	0.24

Materials: 0.08%

Chemicals: 0.08%
Other securities				2,886,900	0.08

Telecommunication Services: 0.61%

Diversified Telecommunication Services: 0.39%
Other securities				14,275,369	0.39

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	101

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Wireless Telecommunication Services: 0.22%
Other securities				$8,055,498	0.22%

Utilities: 1.80%

Electric Utilities: 1.23%
Other securities				45,281,531	1.23

Gas Utilities: 0.22%
Other securities				7,973,024	0.22

Multi-Utilities: 0.35%
Other securities				12,857,305	0.35

Total Corporate Bonds and Notes (Cost $686,653,690)				709,996,158	19.28

Municipal Obligations: 1.10%

California: 0.27%
Other securities				9,872,117	0.27

Illinois: 0.18%
Other securities				6,569,672	0.18

Nevada: 0.14%
Other securities				5,217,670	0.14

New Jersey: 0.18%
Other securities				6,744,657	0.18

New York: 0.14%
Other securities				5,004,321	0.14

Ohio: 0.04%
Other securities				1,528,135	0.04

Texas: 0.15%
Other securities				5,702,696	0.15

Total Municipal Obligations (Cost $33,047,469)				40,639,268	1.10

Non-Agency Mortgage Backed Securities: 6.73%
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31%	12-15-39	$18,499,000	21,011,904	0.57
Discover Master Owners Trust Series 2011 Class A1 ±	0.56	8-15-16	17,801,000	17,858,800	0.48
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22	4-10-37	15,359,000	16,966,473	0.46
JPMorgan Chase Commercial Mortgage Securities Corporation	2.38-6.85	8 -5-32 to 2-15-51	30,199,607	32,968,591	0.90
Other securities				159,032,509	4.32

Total Non-Agency Mortgage Backed Securities (Cost $240,765,820)				247,838,277	6.73

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2012 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities: 21.73%
U.S. Treasury Bond	2.75%	8-15-42	$23,980,000	$23,721,472	0.64%
U.S. Treasury Bond	2.75-4.38	5 -15-41 to 11-15-42	7,774,000	8,453,121	0.23
U.S. Treasury Bond	3.00	5-15-42	33,898,000	35,349,241	0.96
U.S. Treasury Bond	4.50	5-15-38	21,059,000	28,383,573	0.77
U.S. Treasury Note	0.25	1-31-14	49,574,000	49,591,450	1.35
U.S. Treasury Note «	0.25	10-31-14	42,151,000	42,151,000	1.14
U.S. Treasury Note ##	0.25	1-15-15	54,004,000	53,970,248	1.47
U.S. Treasury Note ##	0.25	9-15-15	48,394,000	48,303,261	1.31
U.S. Treasury Note ##	0.25	10-15-15	65,318,000	65,185,339	1.77
U.S. Treasury Note «	0.38	4-15-15	46,998,000	47,089,787	1.28
U.S. Treasury Note ##	0.38	11-15-15	129,905,000	130,097,779	3.53
U.S. Treasury Note	0.63-1.25	9 -30-17 to 10-31-19	9,739,000	9,871,175	0.27
U.S. Treasury Note	0.75	6-30-17	16,089,000	16,231,034	0.44
U.S. Treasury Note «	0.75	10-31-17	33,541,000	33,771,594	0.92
U.S. Treasury Note	1.25	3-15-14	26,548,000	26,892,301	0.73
U.S. Treasury Note	1.63	11-15-22	20,419,000	20,434,947	0.56
U.S. Treasury Note	1.75	3-31-14	29,411,000	29,999,220	0.81
U.S. Treasury Note «	2.38	2-28-15	37,816,000	39,579,776	1.07
U.S. Treasury Note ##	3.00	9-30-16	83,341,000	91,427,661	2.48

Total U.S. Treasury Securities (Cost $797,651,278)				800,503,979	21.73

Yankee Corporate Bonds and Notes: 7.33%

Consumer Discretionary: 0.27%

Media: 0.09%
Other securities				3,347,964	0.09

Textiles, Apparel & Luxury Goods: 0.18%
Other securities				6,686,774	0.18

Consumer Staples: 0.18%

Beverages: 0.18%
Other securities				6,492,030	0.18

Energy: 2.04%

Oil, Gas & Consumable Fuels: 2.04%
Other securities				75,174,615	2.04

Financials: 3.08%

Commercial Banks: 2.52%
Royal Bank of Scotland Group plc	2.55	9-18-15	16,058,000	16,430,321	0.45
Other securities				76,241,186	2.07

				92,671,507	2.52

Real Estate Management & Development: 0.06%
Other securities				2,041,544	0.06

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	103

CORE BOND PORTFOLIO

Security name		Principal	Value	Percent of net assets

Thrifts & Mortgage Finance: 0.50%
Other securities			$18,592,236	0.50%

Health Care: 0.10%

Pharmaceuticals: 0.10%
Other securities			3,803,376	0.10

Information Technology: 0.07%

Internet Software & Services: 0.07%
Other securities			2,497,847	0.07

Materials: 0.69%

Metals & Mining: 0.69%
Other securities			25,459,531	0.69

Telecommunication Services: 0.86%

Diversified Telecommunication Services: 0.35%
Other securities			12,862,416	0.35

Wireless Telecommunication Services: 0.51%
Other securities			18,797,639	0.51

Utilities: 0.04%

Electric Utilities: 0.04%
Other securities			1,495,813	0.04

Total Yankee Corporate Bonds and Notes (Cost $262,833,270)			269,923,292	7.33

Yankee Government Bonds: 1.14%
Other securities			42,082,254	1.14

Total Yankee Government Bonds (Cost $40,721,279)			42,082,254	1.14

Other: 0.03%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		$3,436,964	1,134,198	0.03

Total Other (Cost $325,645)			1,134,198	0.03

	Yield	Shares

Short-Term Investments: 7.66%

Investment Companies: 7.66%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)#	0.16%	201,172,161	201,172,161	5.46
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.21	80,871,705	80,871,705	2.20

Total Short-Term Investments (Cost $282,043,866)			282,043,866	7.66

Total investments in securities
(Cost $4,144,093,171) *			4,224,823,589	114.70
Other assets and liabilities, net			(541,582,748)	(14.70)

Total net assets			$3,683,240,841	100.00%

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—November 30, 2012 (unaudited)
CORE BOND PORTFOLIO

%%	Security issued on a when-issued basis

##	All or a portion of this security has been segregated for when-issued securities.

±	Variable rate investment

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

«	All or a portion of this security is on loan.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $4,149,567,914 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$77,428,474
Gross unrealized depreciation	(2,172,799)

Net unrealized appreciation	$75,255,675

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	105

INFLATION-PROTECTED BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities: 98.67%
TIPS	0.13%	4-15-16	$3,616,842	$3,809,833
TIPS	0.13	4-15-17	1,355,017	1,453,362
TIPS	0.13	1-15-22	3,215,448	3,523,427
TIPS	0.13	7-15-22	2,671,647	2,928,584
TIPS	0.50	4-15-15	1,943,378	2,025,668
TIPS	0.63	7-15-21	3,747,492	4,290,293
TIPS	0.75	2-15-42	1,761,435	1,962,762
TIPS	1.13	1-15-21	3,422,080	4,043,670
TIPS	1.25	4-15-14	1,880,682	1,937,250
TIPS	1.25	7-15-20	3,071,798	3,666,000
TIPS	1.38	7-15-18	1,963,773	2,294,239
TIPS «	1.38	1-15-20	1,910,129	2,275,888
TIPS	1.63	1-15-15	2,120,808	2,250,707
TIPS	1.63	1-15-18	1,192,936	1,388,651
TIPS	1.75	1-15-28	1,331,007	1,739,980
TIPS	1.88	7-15-15	1,844,004	2,009,100
TIPS	1.88	7-15-19	1,712,357	2,094,827
TIPS	2.00	1-15-14	1,778,351	1,835,870
TIPS	2.00	7-15-14	2,455,260	2,588,382
TIPS	2.00	1-15-16	2,075,302	2,304,397
TIPS	2.00	1-15-26	2,168,574	2,866,922
TIPS	2.13	1-15-19	1,675,979	2,045,217
TIPS	2.13	2-15-40	974,264	1,450,588
TIPS	2.13	2-15-41	2,007,692	3,011,068
TIPS	2.38	1-15-17	2,294,940	2,675,397
TIPS	2.38	1-15-25	2,768,306	3,768,140
TIPS	2.38	1-15-27	1,181,894	1,644,402
TIPS	2.50	7-15-16	2,429,181	2,796,405
TIPS	2.50	1-15-29	1,455,030	2,098,085
TIPS	2.63	7-15-17	580,585	697,791
TIPS	3.38	4-15-32	638,808	1,066,710
TIPS	3.63	4-15-28	1,817,014	2,910,205
TIPS	3.88	4-15-29	1,485,039	2,486,510

Total U.S. Treasury Securities (Cost $69,617,657)				79,940,330

Other: 0.22%
Gryphon Funding Limited, Pass-Through Entity (i)(a)(v)			548,184	180,901

Total Other (Cost $51,939)				180,901

Short-Term Investments: 2.99%	Yield		Shares

Investment Companies: 2.99%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)	0.01		643,913	643,913
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.21		1,778,061	1,778,061

Total Short-Term Investments (Cost $2,421,974)				2,421,974

Total investments in securities
(Cost $72,091,570)*	101.88%	82,543,205
Other assets and liabilities, net	(1.88)	(1,523,384)

Total net assets	100.00%	$81,019,821

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

INFLATION-PROTECTED BOND PORTFOLIO

«	All or a portion of this security is on loan.

(i)	Illiquid security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $72,446,513 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,096,692
Gross unrealized depreciation	0

Net unrealized appreciation	$10,096,692

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	107

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 33.32%
FHLMC	3.50%	9-1-32	$1,435,184	$1,566,144
FHLMC Multifamily Structured Pass-Through Securities Series K701 ±	3.88	11-25-17	1,200,000	1,354,064
FHLMC Structured Pass-Through Securities Series T-20 Class A6	7.42	9-25-29	258,320	272,593
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-43	1,570,734	1,869,106
FNMA %%	2.50	12-1-27	1,200,000	1,254,187
FNMA	3.50	9-1-32	2,846,686	3,090,434
FNMA	3.50	10-1-32	1,267,926	1,376,492
FNMA	3.50	11-1-42	475,000	508,547
FNMA	3.50	11-1-42	800,000	856,500
FNMA %%	3.50	12-1-42	925,000	987,293
FNMA	5.00	9-1-33	817,742	891,430
FNMA	5.50	2-1-36	2,202,063	2,364,956
FNMA Grantor Trust Series 2002-T4 Class A2	7.00	12-25-41	340,534	385,299
FNMA Grantor Trust Series 2004-T2 Class 1A1	6.00	11-25-43	1,449,589	1,633,806
FNMA Grantor Trust Series 2004-T3 Class A1	6.00	2-25-44	2,069,320	2,321,936
FNMA Series 2002-90 Class A2	6.50	11-25-42	675,633	783,203
FNMA Series 2003-86 Class PT	4.50	9-25-18	849,238	911,241
FNMA Series 2003-97 Class CA	5.00	10-25-18	1,511,093	1,633,813
FNMA Series 2003-W4 Class 3A ±	6.83	10-25-42	571,628	673,635
FNMA Series 2004-W1 Class 2A2	7.00	12-25-33	320,507	387,097
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-20	2,879,210	3,289,969
FNMA Whole Loan Series 2002-W4 Class A4	6.25	5-25-42	2,942,617	3,344,620
FNMA Whole Loan Series 2004-W11 Class 1A3	7.00	5-25-44	1,736,158	1,963,046
FNMA Whole Loan Series 2004-W8 Class 3A	7.50	6-25-44	809,284	957,472
GNMA	6.50	10-15-23	75,986	87,363
GNMA	6.50	11-15-23	28,908	33,280
GNMA	6.50	11-15-23	38,876	44,696
GNMA	6.50	12-15-23	42,846	49,180
GNMA	6.50	1-15-24	80,873	93,660
GNMA	7.00	8-15-27	181,081	213,723
SBA Participation Certificates Series 2003-P10A Class 1	4.52	2-10-13	24,920	25,115
SBA Participation Certificates Series 2006-20B Class 1	5.35	2-1-26	1,405,442	1,606,936
SBA Participation Certificates Series 2006-20H Class 1	5.70	8-1-26	682,082	787,183
SBA Participation Certificates Series 2007-20J Class 1	5.57	10-1-27	1,281,206	1,490,703
U.S. Department of Housing & Urban Development Series 04-A	5.08	8-1-13	1,300,000	1,341,800

Total Agency Securities (Cost $37,581,500)				40,450,522

Asset-Backed Securities: 4.96%
Countrywide Asset Backed Certificates Series 2007-S2 Class A6 ±	5.78	5-25-37	842,884	710,625
GMAC Mortgage Corporation Loan Trust Series 2005-HE1 Class A1VN ±	0.43	8-25-35	228,129	157,956
Green Tree Financial Corporation Series 1997-7 Class A8 ±	6.86	7-15-28	303,532	316,449
GSAMP Trust Series 2005-SEA1 Class A ±144A	0.55	1-25-35	124,939	122,187
HFC Home Equity Loan Asset Backed Certificates Series 2005-2 Class A1 ±	0.48	1-20-35	1,466,051	1,424,946
KeyCorp Student Loan Trust Series 1999-B Class CTFS ±	1.03	11-25-36	1,800,000	1,447,076
RAAC Series 2007-RP4 Class A ±144A	0.56	11-25-46	1,594,569	888,070
Wachovia Asset Securitization Incorporated Series 2007-HE2A Class A ±144A	0.34	7-25-37	1,174,373	953,121

Total Asset-Backed Securities (Cost $7,525,413)				6,020,430

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 28.35%

Consumer Discretionary: 2.72%

Diversified Consumer Services: 1.94%
Dartmouth College	4.75%	6-1-19	$600,000	$708,750
Massachusetts Institute of Technology	7.25	11-2-96	500,000	848,180
Pepperdine University	5.45	8-1-19	600,000	731,304
Stewart Enterprises Incorporated	6.50	4-15-19	60,000	64,500

				2,352,734

Media: 0.78%
DIRECTV Holdings LLC	2.40	3-15-17	400,000	409,867
Pearson Dollar Finance Two plc 144A	6.25	5-6-18	325,000	395,289
Time Warner Incorporated	3.40	6-15-22	140,000	146,075

				951,231

Consumer Staples: 2.69%

Food & Staples Retailing: 0.95%
SABMiller Holdings Incorporated 144A	3.75	1-15-22	500,000	542,311
Wal-Mart Stores Incorporated	5.80	2-15-18	500,000	617,240

				1,159,551

Food Products: 1.36%
Cargill Incorporated 144A	4.31	5-14-21	419,000	464,644
Kellogg Company	4.00	12-15-20	500,000	562,136
Kraft Foods Incorporated 144A	3.50	6-6-22	300,000	320,101
McCormick & Company Incorporated	5.75	12-15-17	250,000	301,162

				1,648,043

Household Products: 0.38%
Procter & Gamble Company	1.45	8-15-16	450,000	461,156

Energy: 1.48%

Oil, Gas & Consumable Fuels: 1.48%
Apache Corporation	3.25	4-15-22	250,000	266,960
Devon Energy Corporation	1.88	5-15-17	300,000	306,931
EQT Corporation	8.13	6-1-19	650,000	811,766
Phillips 66 144A	2.95	5-1-17	390,000	415,599

				1,801,256

Financials: 13.76%

Capital Markets: 1.41%
Bank of New York Mellon Corporation	2.30	7-28-16	250,000	262,088
Charles Schwab Corporation	6.38	9-1-17	500,000	604,507
Goldman Sachs Capital II ±	1.08	6-1-43	115,000	89,246
Goldman Sachs Group Incorporated	5.75	1-24-22	200,000	237,224
Morgan Stanley	4.10	1-26-15	500,000	519,714

				1,712,779

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	109

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Banks: 5.62%
Chase Capital VI ±	0.94%	8-1-28	$1,000,000	$782,199
Colonial Bank NA (s)	6.38	12-1-15	1,978,000	198
CoreStates Capital Trust II ±144A	0.99	1-15-27	750,000	619,601
HSBC Capital Funding LP ±144A	4.61	12-31-49	600,000	595,358
Manufacturers & Traders Trust Company ±	5.59	12-28-20	758,000	755,800
National Capital Commerce Incorporated ±	1.34	4-1-27	400,000	302,288
National City Bank ±	0.78	6-7-17	500,000	488,397
NTC Capital Trust Series A ±	0.86	1-15-27	450,000	378,379
Regions Financial Corporation	5.75	6-15-15	760,000	820,800
TCF National Bank ±	2.02	6-15-14	1,375,000	1,375,785
UBS Preferred Funding Trust V Series 1 ±	6.24	5-29-49	700,000	708,750

				6,827,555

Diversified Financial Services: 2.70%
ABB Treasury Center USA Incorporated 144A	4.00	6-15-21	510,000	569,713
Citigroup Incorporated	6.13	11-21-17	435,000	516,897
Deutsche Bank Capital Funding Trust VII ±144A«	5.63	12-31-49	500,000	465,625
General Electric Capital Corporation ±	0.69	5-5-26	450,000	392,192
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-15	1,500,000	1,329,410

				3,273,837

Insurance: 1.61%
Metropolitan Life Global Funding I 144A	5.13	6-10-14	475,000	506,597
Minnesota Life Insurance Company 144A	8.25	9-15-25	650,000	842,154
NLV Financial Corporation 144A	7.50	8-15-33	565,000	608,238

				1,956,989

REITs: 2.42%
Boston Properties LP	3.70	11-15-18	180,000	195,303
Duke Realty LP	6.75	3-15-20	250,000	302,394
ERP Operation LP	4.63	12-15-21	470,000	529,882
Liberty Property LP	6.63	10-1-17	400,000	481,400
Potlatch Corporation	7.50	11-1-19	160,000	172,800
Realty Income Corporation	5.50	11-15-15	400,000	445,007
Simon Property Group LP	2.15	9-15-17	500,000	517,333
UDR Incorporated	4.63	1-10-22	260,000	288,226

				2,932,345

Health Care: 0.52%

Health Care Providers & Services: 0.52%
Roche Holdings Incorporated 144A	6.00	3-1-19	500,000	628,225

Industrials: 3.23%

Aerospace & Defense: 1.06%
BAE Systems plc 144A	4.75	10-11-21	470,000	530,924
Lockheed Martin Corporation	4.25	11-15-19	500,000	568,941
United Technologies Corporation	3.10	6-1-22	180,000	193,549

				1,293,414

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies: 0.31%
Black & Decker «	5.75%	11-15-16	$325,000	$377,463

Machinery: 0.43%
Caterpillar Incorporated	1.50	6-26-17	170,000	173,030
Deere & Company	2.60	6-8-22	340,000	347,439

				520,469

Road & Rail: 1.08%
Burlington Northern Santa Fe LLC	5.65	5-1-17	200,000	237,717
Ryder System Incorporated Series MTN	3.15	3-2-15	565,000	584,529
Union Pacific Corporation	2.95	1-15-23	250,000	259,866
Union Pacific Corporation	7.88	1-15-19	171,000	223,960

				1,306,072

Transportation Infrastructure: 0.35%
Vessel Management Service	3.43	8-15-36	408,000	424,854

Information Technology: 0.67%

Electronic Equipment, Instruments & Components: 0.24%
Jabil Circuit Incorporated	8.25	3-15-18	250,000	293,750

IT Services: 0.43%
Fiserv Incorporated	3.13	10-1-15	500,000	524,859

Materials: 1.44%

Chemicals: 0.67%
Valspar Corporation	5.10	8-1-15	750,000	813,392

Metals & Mining: 0.77%
International Steel Group	6.50	4-15-14	100,000	104,288
Rio Tinto Finance USA Limited	3.75	9-20-21	370,000	400,333
Steel Dynamics Incorporated	6.75	4-1-15	185,000	188,238
Teck Resources Limited Company	3.00	3-1-19	240,000	244,061

				936,920

Telecommunication Services: 0.28%

Diversified Telecommunication Services: 0.28%
AT&T Incorporated	1.60	2-15-17	330,000	335,409

Utilities: 1.56%

Electric Utilities: 1.56%
Carolina Power & Light Company	2.80	5-15-22	400,000	415,645
Connecticut Light & Power	5.38	3-1-17	250,000	287,879
Great River Energy 144A	5.83	7-1-17	676,324	727,914
Otter Tail Corporation	9.00	12-15-16	350,000	409,500
Wisconsin Electric Power Company	2.95	9-15-21	50,000	52,707

				1,893,645

Total Corporate Bonds and Notes (Cost $33,973,510)				34,425,948

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	111

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 9.25%

Arizona: 0.81%
Maricopa County AZ Elementary School District #28 Kyrene Elementary (Tax Revenue)	5.38%	7-1-19	$800,000	$985,240

California: 0.23%
California State Build America Bonds Taxable Various Purpose (GO)	7.50	4-1-34	200,000	278,628

Connecticut: 0.15%
Connecticut State Taxable Series B (GO)	2.20	10-15-20	175,000	178,448

Georgia: 0.53%
Cherokee County GA School System Build America Bonds (Tax Revenue, State Aid Withholding Insured)	5.87	8-1-28	500,000	638,225

Indiana: 0.47%
Indiana State Housing & CDA Series A-2 (Housing Revenue, GNMA/FNMA Insured)	5.51	1-1-39	540,000	566,325

Kentucky: 0.32%
Kentucky Housing Corporation Series D (Housing Revenue)	5.75	7-1-37	375,000	387,270

Maryland: 0.25%
Baltimore County MD Taxable (GO)	3.57	8-1-32	300,000	304,695

Massachusetts: 0.85%
Boston MA Taxable Series C Qualified School Construction Bonds (Tax Revenue)	4.40	4-1-26	400,000	464,696
Massachusetts State Build America Bonds Series D (Tax Revenue)	4.50	8-1-31	500,000	573,290

				1,037,986

Minnesota: 0.28%
Minnesota State Housing Finance Agency Series H (Housing Revenue)	5.85	7-1-36	335,000	335,821

Missouri: 0.51%
Missouri Higher Education Loan Authority Notes Class A-1 (Education Revenue) ±	1.16	8-27-29	614,695	615,764

New Hampshire: 0.59%
New Hampshire HFA SFMR Series D (Housing Revenue)	5.53	7-1-37	690,000	711,770

New Jersey: 1.07%
Hudson County NJ Improvement Authority Facilities (Lease Revenue, FSA Insured)	7.40	12-1-25	1,030,000	1,305,783

North Carolina: 0.56%
Duke University North Carolina Series A (Education Revenue, GO of University Insured)	5.85	4-1-37	500,000	686,335

Ohio: 0.61%
Ohio State Housing Finance Agency Series O (Housing Revenue, GNMA/FNMA Insured)	5.47	9-1-25	705,000	738,650

Texas: 0.75%
Clear Creek TX Independent School District Taxable Refunding Series B (GO)	3.40	2-15-22	375,000	407,100
Harris County TX Taxable Refunding Permanent Improvement Series B (GO)	2.12	10-1-21	500,000	499,715

				906,815

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Washington: 0.23%
King County WA Build America Bonds Recovery Zone Economic Development Taxable Series C (GO)	5.03%	12-1-23	$230,000	$282,194

West Virginia: 0.43%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	3-1-35	500,000	525,540

Wisconsin: 0.61%
Wisconsin Housing & EDA Home Ownership Revenue Series F (Housing Revenue, GO of Authority Insured)	5.73	9-1-37	740,000	741,265

Total Municipal Obligations (Cost $10,259,810)				11,226,754

Non-Agency Mortgage Backed Securities: 15.01%
Countrywide Alternative Loan Trust Series 2005-27 Class 3A1 ±	1.54	8-25-35	977,480	690,697
Countrywide Home Loans Series 2005-R3 Class AF ±144A	0.61	9-25-35	1,484,542	1,245,814
Countrywide Home Loans Series 2006-OA5 Class 1A1 ±	0.41	4-25-46	1,478,182	1,045,482
Credit Suisse First Boston Mortgage Securities Corporation Series 2004-AR5 Class 10A1 ±	2.74	6-25-34	970,525	958,033
Credit Suisse Mortgage Capital Certification Series 2007-C1 Class AAB	5.34	2-15-40	1,747,848	1,831,683
Harborview Mortgage Loan Trust Series 2004-11 Class 3A2A ±	0.55	1-19-35	39,101	30,388
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP7 Class ASB ±	6.06	4-15-45	1,678,530	1,777,652
LF Rothschild Mortgage Trust Series 2 Class Z	9.95	8-1-17	13,282	14,344
Merrill Lynch Mortgage Trust Series 2006-C2 Class A2 ±	5.76	8-12-43	1,141,578	1,186,905
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 ±144A	6.50	10-25-34	1,497,011	1,511,741
Sequoia Mortgage Trust Series 10 Class 1A ±	1.01	10-20-27	631,858	626,790
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ±144A(a)	0.49	5-25-47	2,640,880	1,475,724
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A4 ±	4.85	10-15-41	1,475,000	1,584,358
Washington Mutual Commercial Mortgage Securities Trust Series 2007-SL3 Class A1 ±144A	6.11	3-23-45	1,353,520	1,368,314
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6 Class 2A1A ±	0.44	4-25-45	760,497	714,323
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR3 Class A1A ±	1.15	2-25-46	1,718,016	1,540,669
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR4 Class DA ±	1.13	6-25-46	1,308,440	623,907

Total Non-Agency Mortgage Backed Securities (Cost $20,990,584)				18,226,824

Term Loans: 0.29%
RMK Acquisition Corporation (Aramark) 1st Lien	2.09	1-27-14	26,337	26,266
RMK Acquisition Corporation (Aramark) 1st Lien	2.24	1-27-14	326,927	326,050

Total Term Loans (Cost $353,264)				352,316

U.S. Treasury Securities: 5.84%
TIPS	0.75	2-15-42	2,355,085	2,624,264
U.S. Treasury Bond	2.75	8-15-42	1,275,000	1,261,254
U.S. Treasury Bond	3.88	8-15-40	375,000	460,488
U.S. Treasury Bond	4.25	11-15-40	2,105,000	2,745,381

Total U.S. Treasury Securities (Cost $5,926,839)				7,091,387

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	113

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Yankee Corporate Bonds and Notes: 1.39%

Energy: 0.35%

Energy Equipment & Services: 0.35%
Ensco plc	4.70%	3-15-21	$200,000	$227,483
Weatherford International Limited	4.50	4-15-22	190,000	194,335

				421,818

Financials: 1.04%

Commercial Banks: 0.56%
Rabobank Nederland NV ±144A	11.00	12-29-49	500,000	677,750

Diversified Financial Services: 0.48%
Siemens Financieringsmaatschappij NV 144A	5.75	10-17-16	500,000	586,554

Total Yankee Corporate Bonds and Notes (Cost $1,542,053)				1,686,122

Other: 0.07%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			266,898	88,076

Total Other (Cost $25,288)				88,076

	Yield		Shares

Short-Term Investments: 3.73%

Investment Companies: 3.73%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.16		3,955,122	3,955,122
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.21		574,087	574,087

Total Short-Term Investments (Cost $4,529,209)				4,529,209

Total investments in securities (Cost $122,707,470)*	102.21%	124,097,588
Other assets and liabilities, net	(2.21)	(2,686,173)

Total net assets	100.00%	$121,411,415

±	Variable rate investment

%%	Security issued on a when-issued basis.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

«	All or a portion of this security is on loan.

¤	Security issued in zero coupon form with no periodic interest payments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $123,243,398 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,023,568
Gross unrealized depreciation	(7,169,378)

Net unrealized appreciation	$854,190

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 36.16%
FHLMC	6.00%	7-1-17	$102,313	$111,246
FHLMC	7.50	7-17-17	97,035	96,955
FHLMC Series T-54 Class 4A ±	3.11	2-25-43	632,657	639,009
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-43	556,996	668,550
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-43	900,888	1,026,472
FHLMC Structured Pass-Through Securities Series T-57 Class 1A2	7.00	7-25-43	741,790	855,536
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-43	922,806	1,098,100
FHLMC Structured Pass-Through Securities Series T-63 Class 1A1 ±	1.35	2-25-45	562,305	546,181
FNMA ±	1.35	10-1-34	372,678	378,944
FNMA ±	1.35	4-1-44	253,542	257,784
FNMA ±	1.35	10-1-44	381,725	388,272
FNMA ±	1.74	4-1-37	304,357	316,756
FNMA ±	1.78	9-1-33	232,859	241,085
FNMA ±	1.82	10-1-33	599,892	625,461
FNMA ±	2.31	6-1-33	456,444	483,844
FNMA ±	2.34	4-1-34	506,094	529,781
FNMA ±	2.38	12-1-33	365,727	386,082
FNMA ±	2.38	1-1-36	319,810	337,876
FNMA ±	2.41	6-1-33	314,107	333,546
FNMA ±	2.54	8-1-35	434,784	458,058
FNMA ±	2.62	7-1-35	331,725	352,720
FNMA ±	3.00	7-1-17	35,427	36,365
FNMA	5.50	2-1-17	191,400	205,878
FNMA	6.50	12-1-15	51,275	53,400
FNMA Series 2002-90 Class A2	6.50	11-25-42	206,535	239,418
FNMA Series 2002-T12 Class A3	7.50	5-25-42	194,158	231,154
FNMA Series 2003-W4 Class 3A ±	6.83	10-25-42	477,627	562,860
FNMA Series 2004-W2 Class 2A2	7.00	2-25-44	385,504	444,850
FNMA Series 2007-88 Class HC ±	3.02	9-25-37	425,184	427,413
FNMA Whole Loan Series 2002-W10 Class A6	7.50	8-25-42	205,047	246,700

Total Agency Securities (Cost $11,830,664)				12,580,296

Asset-Backed Securities: 15.09%
Ally Auto Receivables Trust Series 2011-2 Class A3	1.18	4-15-15	159,090	159,697
Ally Auto Receivables Trust Series 2011-4 Class A2	0.65	3-17-14	14,659	14,665
Ally Auto Receivables Trust Series 2011-5 Class A3	0.99	11-16-15	125,000	125,791
Ally Auto Receivables Trust Series 2012-5 Class A2	0.45	7-15-15	225,000	224,947
AmeriCredit Automobile Receivables Trust Series 2011-3 Class A2	0.84	11-10-14	39,622	39,652
AmeriCredit Automobile Receivables Trust Series 2011-4 Class A2	0.92	3-9-15	47,847	47,914
AmeriCredit Automobile Receivables Trust Series 2011-5 Class A2	1.19	8-8-15	73,907	74,175
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A3	0.67	6-8-17	175,000	175,106
BMW Vehicle Owner Trust Series 2011-A Class A2	0.63	2-25-14	23,184	23,195
CNH Equipment Trust Series 2011-B Class A2	0.71	12-15-14	67,639	67,701
Ford Credit Auto Owner Trust Series 2011-B Class A3	0.84	6-15-15	100,000	100,298
GE Equipment Mid Ticket LLC Series 2011-1 Class A2	0.72	5-22-14	98,361	98,423
GE Equipment Small Ticket LLC Series 2011-2A Class A2 144A	1.14	6-23-14	86,752	86,911
GE Equipment Small Ticket LLC Series 2012-A Class A2 144A	0.85	11-21-14	175,000	175,347
GSAMP Trust Series 2005-SEA2 Class A1 ±	0.56	1-25-45	512,801	467,941
GSMPS Mortgage Loan Trust Series 2005-RP2 Class 1AF ±144A	0.56	3-25-35	362,992	303,976
GSMPS Mortgage Loan Trust Series 2005-RP3 Class 1AF ±144A	0.56	9-25-35	380,855	318,966

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	115

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
HFC Home Equity Loan Asset Backed Certificates Series 2005-2 Class A1 ±	0.48%	1-20-35	$516,783	$502,293
Honda Auto Receivables Owner Trust Series 2011-3 Class A2	0.67	4-21-14	78,757	78,845
Honda Auto Receivables Owner Trust Series 2012-4 Class A2	0.40	4-20-15	275,000	275,007
Honda Auto Receivables Owner Trust Series 2012-4 Class A3	0.52	8-18-16	100,000	100,042
Household Home Equity Loan Trust Series 2006-1 Class A1 ±	0.37	1-20-36	730,274	719,336
Huntington Auto Trust Series 2011-1A Class A3 144A	1.01	1-15-16	175,000	175,889
Mercedes-Benz Auto Lease Trust Series 2011-B Class A2 144A	0.90	1-15-14	78,204	78,283
Mercedes-Benz Auto Receivables Series 2011-1 Class A3	0.85	3-16-15	125,000	125,326
Morgan Stanley Dean Witter & Company Corporation Heloc Trust Series 2003-2 Class A ±	0.73	4-25-16	28,486	28,229
Santander Drive Auto Receivables Trust Series 2011-4 Class A2	1.37	3-16-15	102,661	103,044
SBI Heloc Trust Series 2005-HE1 Class 1A ±144A	0.40	11-25-35	310,922	288,186
Volkswagen Auto Lease Trust Series 2011-A Class A2	1.00	2-20-14	46,424	46,501
World Omni Auto Receivables Trust 2012-B Class A2	0.43	11-16-15	225,000	224,953

Total Asset-Backed Securities (Cost $5,459,545)				5,250,639

Corporate Bonds and Notes: 22.80%

Consumer Discretionary: 1.38%

Automobiles: 0.44%
Daimler Finance North America LLC 144A	1.88	9-15-14	150,000	152,173

Diversified Consumer Services: 0.66%
University of Notre Dame	4.14	9-1-13	225,000	230,675

Media: 0.28%
Time Warner Cable Incorporated	6.20	7-1-13	95,000	98,006

Consumer Staples: 4.81%

Beverages: 2.31%
Anheuser-Busch Companies Incorporated	4.38	1-15-13	200,000	200,739
Brown Forman Corporation	5.00	2-1-14	210,000	220,999
Coca Cola Company	0.75	3-13-15	100,000	100,791
Coca Cola Enterprises	1.13	11-12-13	150,000	150,678
Miller Brewing Corporation 144A	5.50	8-15-13	125,000	128,963

				802,170

Food & Staples Retailing: 0.58%
Sysco Corporation	4.20	2-12-13	200,000	201,363

Food Products: 1.92%
Campbell Soup Company	3.38	8-15-14	250,000	261,677
General Mills Incorporated	5.20	3-17-15	150,000	165,356
Kellogg Company Series B	4.25	3-6-13	140,000	141,342
Kraft Foods Group Incorporated 144A	1.63	6-4-15	100,000	101,553

				669,928

Energy: 0.85%

Oil, Gas & Consumable Fuels: 0.85%
Chevron Corporation	3.95	3-3-14	125,000	130,263
ConocoPhillips Australia	5.50	4-15-13	125,000	127,228
Devon Energy Corporation	5.63	1-15-14	35,000	36,945

				294,436

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Financials: 9.87%

Capital Markets: 0.55%
Goldman Sachs Group Incorporated	5.25%	4-1-13	$190,000	$192,737

Commercial Banks: 2.35%
AMEX Centurion Bank	1.00	9-23-13	245,000	245,927
Bank of Montreal ±	0.78	4-29-14	125,000	125,603
Branch Banking & Trust Company ±	0.72	9-13-16	250,000	245,756
HSBC Bank plc 144A	1.63	8-12-13	200,000	201,579

				818,865

Consumer Finance: 3.64%
BMW Bank of North America	1.00	7-18-14	245,000	245,482
Caterpillar Financial Services Corporation «	2.00	4-5-13	150,000	150,837
John Deere Capital Corporation	1.88	6-17-13	300,000	302,455
National Credit Union Administration ±	0.23	6-12-13	275,000	274,986
Toyota Motor Credit Corporation	1.00	2-17-15	125,000	126,091
Unilever Capital Corporation	3.65	2-15-14	160,000	165,798

				1,265,649

Diversified Financial Services: 2.87%
American Express	5.88	5-2-13	125,000	127,750
Bank of America Corporation	4.90	5-1-13	175,000	177,927
Citigroup Incorporated	6.50	8-19-13	150,000	155,938
JPMorgan Chase & Company	4.65	6-1-14	175,000	184,818
New York Life Global Funding 144A	4.65	5-9-13	120,000	122,218
Pacific Life Global Funding 144A	5.15	4-15-13	100,000	101,690
WMC Finance USA Limited	5.13	5-15-13	125,000	127,585

				997,926

REITs: 0.46%
ERP Operating LP	5.25	9-15-14	150,000	160,789

Health Care: 0.46%

Pharmaceuticals: 0.46%
Abbvie Incorporated 144A	1.20	11-6-15	90,000	90,402
Sanofi-Aventis US LLC	1.20	9-30-14	70,000	70,850

				161,252

Industrials: 1.92%

Aerospace & Defense: 0.54%
Northrop Grumman Corporation	3.70	8-1-14	180,000	188,872

Building Products: 0.30%
Ingersoll-Rand Global Holding Company Limited	6.00	8-15-13	100,000	103,771

Electrical Equipment: 0.62%
General Electric Company	0.85	10-9-15	60,000	60,024
General Electric Company	5.00	2-1-13	155,000	156,117

				216,141

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	117

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Road & Rail: 0.46%
Union Pacific Corporation	5.38%	5-1-14	$150,000	$159,528

Materials: 0.38%

Metals & Mining: 0.38%
Alcan Incorporated	5.20	1-15-14	125,000	130,928

Telecommunication Services: 0.98%

Diversified Telecommunication Services: 0.98%
Verizon Communications Incorporated	5.25	4-15-13	200,000	203,465
Verizon Wireless Corporation	5.55	2-1-14	130,000	136,870

				340,335

Utilities: 2.15%

Electric Utilities: 1.76%
Monongahela Power Company 144A	7.95	12-15-13	85,000	91,065
Public Service Electric & Gas Company	5.38	9-1-13	200,000	207,198
Union Electric Company	4.65	10-1-13	150,000	153,984
Wisconsin Electric Power Company	6.00	4-1-14	150,000	160,754

				613,001

Gas Utilities: 0.39%
Atmos Energy Corporation	4.95	10-15-14	125,000	134,442

Total Corporate Bonds and Notes (Cost $7,905,948)				7,932,987

Loan Participation: 1.11%
United States Department of Agriculture Loan (a)	0.98	6-25-16	270,316	270,883
United States Department of Agriculture Loan (a)	5.37	9-8-19	116,910	116,197

Total Loan Participation (Cost $385,364)				387,080

Municipal Obligations: 3.52%

Arkansas: 0.36%
Arkansas State (GO)	1.50	7-1-13	125,000	125,701

California: 0.14%
University of California Revenues Series AA-2 (Education Revenue)	0.89	7-1-13	50,000	50,123

Colorado: 0.30%
Colorado State Build America Building Excellent Schools Series E (GO)	3.73	3-15-15	100,000	105,766

Illinois: 0.59%
Cook County Ill School District #135 Series A (Education Revenue)	4.75	5-1-14	100,000	101,268
Illinois State (GO)	4.07	1-1-14	100,000	103,264

				204,532

Maryland: 0.43%
Frederick MD Series A (GO)	2.00	12-1-12	150,000	150,006

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Advantage Allocation Funds	Portfolio of investments—November 30, 2012 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Texas: 1.34%
Brazos TX Higher Education Authority Incorporated Series 2011-2 Class A1 (Education Revenue) ±	0.87%	1-27-20	$48,857	$49,030
Brazos TX Higher Education Authority Incorporated Series 2005-1 (GO) ±	0.55	12-26-18	157,320	157,029
El Paso TX (GO)	5.72	8-15-13	150,000	155,571
Galveston County TX Build America Bond (GO)	3.01	2-1-14	100,000	102,665

				464,295

Wisconsin: 0.36%
Outagamie County WI Build America Bond (GO)	2.50	4-1-13	125,000	125,804

Total Municipal Obligations (Cost $1,223,788)				1,226,227

Non-Agency Mortgage Backed Securities: 10.16%
Bank of America Commercial Mortgage Incorporated Series 2005-1 Class A3	4.88	11-10-42	69,425	69,391
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9 Class A2	4.74	9-11-42	157,872	161,329
CNH Equipment Trust Series 2012-C Class A3	0.57	12-15-17	175,000	175,092

Countrywide Home Loans Series 2004-R1 Class 1AF ±144A	0.61	11-25-34	308,776	259,995
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A4 ±	5.05	7-10-45	277,873	277,881
GE Dealer Floorplan Master Note Trust Series 2012-4 Class A ±	0.65	10-20-17	175,000	175,407
GE Equipment Series 2012-1 Class A3	0.60	5-23-16	150,000	150,169
GE Equipment Series 2012-2 Class A2	0.47	4-24-15	225,000	225,002
GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF ±144A	0.61	6-25-34	312,519	267,264
JPMorgan Chase Commercial Mortgage Series 2010-C2 Class A1 144A	2.75	11-15-43	154,184	161,362
SLMA Series 2012-7 Class A1 ±	0.37	2-27-17	175,000	174,932
Structured Asset Securities Corporation Series 2004-NP2 Class A ±144A	0.56	6-25-34	322,698	286,371
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A	6.00	10-25-36	243,887	241,578
Structured Asset Securities Corporation Series 2006-RM1 Class A1 ±144A(a)	0.46	8-25-46	322,474	180,199
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ±144A(a)	0.49	5-25-47	886,581	495,422
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6 Class 2A1A ±	0.44	4-25-45	250,204	235,012

Total Non-Agency Mortgage Backed Securities (Cost $4,206,156)				3,536,406

Yankee Corporate Bonds and Notes: 2.49%

Consumer Discretionary: 0.52%

Media: 0.52%
Thomson Reuters Corporation	5.95	7-15-13	175,000	180,615

Energy: 0.53%

Oil, Gas & Consumable Fuels: 0.53%
Shell International Finance BV	4.00	3-21-14	175,000	182,845

Financials: 0.72%

Commercial Banks: 0.29%
Royal Bank of Canada	0.80	10-30-15	100,000	99,988

Diversified Financial Services: 0.43%
Diageo Capital plc	5.20	1-30-13	150,000	151,107

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	119

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 0.72%

Health Care Equipment & Supplies: 0.72%
Covidien International Finance SA	1.88%	6-15-13	$250,000	$251,809

Total Yankee Corporate Bonds and Notes (Cost $864,389)				866,364

Other: 0.11%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)			119,260	39,356

Total Other (Cost $11,300)				39,356

	Yield		Shares
Short-Term Investments: 8.48%

Investment Companies: 8.48%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16		2,857,608	2,857,608

Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.21		91,700	91,700

Total Short-Term Investments (Cost $2,949,308)				2,949,308

Total investments in securities (Cost $34,836,462)*	99.92%	34,768,663
Other assets and liabilities, net	0.08	27,269

Total net assets	100.00%	$34,795,932

±	Variable rate investment

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(v)	Security represents investment of cash collateral received from securities on loan.

(i)	Illiquid security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $35,037,092 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$659,460
Gross unrealized depreciation	(927,889)

Net unrealized depreciation	$(268,429)

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Advantage Allocation Funds	Statements of assets and liabilities—November 30, 2012 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$314,241,370	$147,623,637
In affiliated securities, at value (see cost below)	56,278,567	32,104,781

Total investments, at value (see cost below)	370,519,937	179,728,418
Segregated cash	0	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	2,574,193	304,302
Receivable for dividends	880,848	141,469
Receivable for securities lending income	5,066	2,773
Prepaid expenses and other assets	3,633	2,878

Total assets	373,983,677	180,179,840

Liabilities
Payable for investments purchased	341,243	304,171
Payable upon receipt of securities loaned	54,606,225	30,875,950
Payable for daily variation margin on open futures contracts	0	0
Due to custodian bank	0	0
Advisory fee payable	172,277	9,890
Shareholder report expenses payable	6,073	16,239
Custodian and accounting fees payable	7,970	5,346
Professional fees payable	3,025	4,504
Accrued expenses and other liabilities	526	571

Total liabilities	55,137,339	31,216,671

Total net assets	$318,846,338	$148,963,169

Investments in unaffiliated securities, at cost	$267,842,365	$125,285,725

Investments in affiliated securities, at cost	$56,278,567	$32,104,781

Total investments, at cost	$324,120,932	$157,390,506

Securities on loan, at value	$53,355,470	$30,222,297

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	121

Emerging Growth Portfolio	Equity Value Portfolio	Index Portfolio	International Equity Portfolio	International Growth Portfolio	International Index Portfolio

$912,857,004	$863,969,397	$2,437,600,799	$21,988,461	$110,248,366	$22,117,106
302,158,840	66,277,761	229,955,859	1,404,043	8,070,164	452,217

1,215,015,844	930,247,158	2,667,556,658	23,392,504	118,318,530	22,569,323
0	0	0	0	0	56,719
0	0	0	31,369	79,767	122,441
6,609,167	3,896,665	228,975	369,648	777,960	192,076
425,881	2,368,567	6,750,079	34,290	185,276	83,879
67,960	32,604	35,543	62	8,287	872
19,566	10,694	24,257	1,352	3,749	1,631

1,222,138,418	936,555,688	2,674,595,512	23,829,225	119,373,569	23,026,941

8,163,459	7,207,793	3,160,896	375,737	682,524	125,572
288,017,255	54,250,075	159,683,023	1,076,691	6,985,505	452,217
0	0	46,445	0	0	725
0	0	0	0	0	18,080
633,423	491,179	151,498	12,547	80,384	5,651
6,475	15,548	2,884	8,278	2,287	986
26,474	12,835	48,034	5,174	15,217	43,743
0	4,740	0	798	784	13,853
0	4,853	0	1,026	0	2,963

296,847,086	61,987,023	163,092,780	1,480,251	7,766,701	663,790

$925,291,332	$874,568,665	$2,511,502,732	$22,348,974	$111,606,868	$22,363,151

$842,876,465	$772,348,290	$1,896,543,848	$21,945,178	$94,369,009	$20,341,392

$302,158,840	$66,277,761	$235,028,435	$1,404,043	$8,070,164	$452,217

$1,145,035,305	$838,626,051	$2,131,572,283	$23,349,221	$102,439,173	$20,793,609

$281,093,012	$53,033,429	$159,264,483	$1,047,799	$6,818,375	$429,599

$0	$0	$0	$31,427	$80,082	$121,310

The accompanying notes are an integral part of these financial statements.

122	Wells Fargo Advantage Allocation Funds	Statements of assets and liabilities—November 30, 2012 (unaudited)

	International Value Portfolio	Large Company Value Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$351,241,847	$46,404,692
In affiliated securities, at value (see cost below)	14,596,984	6,071,437

Total investments, at value (see cost below)	365,838,831	52,476,129
Foreign currency, at value (see cost below)	5,519,698	0
Receivable for investments sold	336,991	262,353
Receivable for dividends	1,338,768	158,260
Receivable for securities lending income	9,636	670
Prepaid expenses and other assets	9,946	2,165

Total assets	373,053,870	52,899,577

Liabilities
Payable for investments purchased	70,004	0
Payable upon receipt of securities loaned	13,117,922	4,019,275
Advisory fee payable	263,355	10,741
Shareholder report expenses payable	7,889	7,718
Custodian and accounting fees payable	27,010	9,921
Professional fees payable	4,789	4,128

Total liabilities	13,490,969	4,051,783

Total net assets	$359,562,901	$48,847,794

Investments in unaffiliated securities, at cost	$392,800,721	$41,079,366

Investments in affiliated securities, at cost	$14,596,984	$6,071,437

Total investments, at cost	$407,397,705	$47,150,803

Securities on loan, at value	$12,488,034	$3,928,660

Foreign currency, at cost	$5,524,646	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	123

Small Cap Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$15,854,105	$128,160,978	$166,739,762
608,030	41,516,509	60,179,670

16,462,135	169,677,487	226,919,432
0	0	0
35,061	1,202,228	2,456,204
11,770	373,812	199,873
0	7,791	9,997
2,507	4,005	5,949

16,511,473	171,265,323	229,591,455

4,222	371,731	3,275,203
0	38,307,239	55,971,754
6,285	77,448	110,560
9,128	10,116	5,193
3,330	5,365	8,216
2,989	3,592	0

25,954	38,775,491	59,370,926

$16,485,519	$132,489,832	$170,220,529

$10,886,200	$110,729,389	$154,185,808

$608,030	$41,516,509	$60,179,670

$11,494,230	$152,245,898	$214,365,478

$0	$37,261,537	$54,329,713

$0	$0	$0

The accompanying notes are an integral part of these financial statements.

124	Wells Fargo Advantage Allocation Funds	Statements of assets and liabilities—November 30, 2012 (unaudited)

	Core Bond Portfolio	Inflation-Protected Bond Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$3,942,779,723	$80,121,231
In affiliated securities, at value (see cost below)	282,043,866	2,421,974

Total investments, at value (see cost below)	4,224,823,589	82,543,205
Segregated cash	0	0
Receivable for investments sold	748,510,282	0
Principal paydown receivable	106	0
Receivable for interest	16,945,446	342,975
Receivable for securities lending income	979	0
Premiums paid on credit default swap transactions	688,002	0
Unrealized gains on credit default swap transactions	85,825	0
Prepaid expenses and other assets	22,449	1,255

Total assets	4,991,076,678	82,887,435

Liabilities
Payable for investments purchased	1,224,692,741	0
Unrealized losses on credit default swap transactions	613,082	0
Premiums received on credit default swap transactions	114,158	0
Payable upon receipt of securities loaned	81,197,350	1,830,000
Payable for daily variation margin on open futures contracts	0	0
Advisory fee payable	1,092,278	25,555
Shareholder report expenses payable	8,414	4,767
Professional fees payable	32,092	3,901
Accrued expenses and other liabilities	85,722	3,391

Total liabilities	1,307,835,837	1,867,614

Total net assets	$3,683,240,841	$81,019,821

Investments in unaffiliated securities, at cost	$3,862,049,305	$69,669,596

Investments in affiliated securities, at cost	$282,043,866	$2,421,974

Total investments, at cost	$4,144,093,171	$72,091,570

Securities on loan, at value	$79,589,138	$1,791,605

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	125

Managed Fixed Income Portfolio	Stable Income Portfolio

$119,568,379	$31,819,355
4,529,209	2,949,308

124,097,588	34,768,663
0	11,000
1,295,286	0
0	0
880,837	142,574
0	0
0	0
0	0
0	2,052

126,273,711	34,924,289

4,202,060	0
0	0
0	0
599,375	103,000
0	1,719
34,004	6,097
7,465	6,529
15,025	7,914
4,367	3,098

4,862,296	128,357

$121,411,415	$34,795,932

$118,178,261	$31,887,154

$4,529,209	$2,949,308

$122,707,470	$34,836,462

$586,949	$100,869

The accompanying notes are an integral part of these financial statements.

126	Wells Fargo Advantage Allocation Funds	Statements of operations—six months ended November 30, 2012 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Investment income
Dividends *	$4,422,672	$723,968
Securities lending income, net	34,742	21,799
Income from affiliated securities	3,892	2,864
Interest	0	0

Total investment income	4,461,306	748,631

Expenses
Advisory fee	1,085,831	500,408
Custody and accounting fees	12,834	12,168
Professional fees	15,723	17,412
Shareholder report expenses	3,215	6,096
Trustees’ fees and expenses	5,639	5,330
Other fees and expenses	5,962	3,858

Total expenses	1,129,204	545,272
Less: Fee waivers and/or expense reimbursements	0	(66,296)

Net expenses	1,129,204	478,976

Net investment income (loss)	3,332,102	269,655

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	8,138,075	5,955,510
Affiliated securities	0	0
Futures transactions	0	0

Net realized gain (losses) on investments	8,138,075	5,955,510

Net change in unrealized gains (losses) on:
Unaffiliated securities	10,511,841	4,673,812
Affiliated securities	0	0
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	10,511,841	4,673,812

Net realized and unrealized gains (losses) on investments	18,649,916	10,629,322

Net increase in net assets resulting from operations	$21,982,018	$10,898,977

* Net of foreign dividend withholding taxes in the amount of	$10,951	$0

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	127

Emerging Growth Portfolio	Equity Value Portfolio	Index Portfolio	International Equity Portfolio	International Growth Portfolio	International Index Portfolio

$1,234,732	$11,626,547	$28,674,889	$278,824	$992,353	$286,318
630,528	100,517	189,295	16,031	26,343	9,673
20,389	9,963	23,948	553	1,270	97
0	0	1,227	0	0	62

1,885,649	11,737,027	28,889,359	295,408	1,019,966	296,150

4,001,516	3,207,890	1,073,585	97,880	480,743	40,547
26,807	34,090	72,106	21,609	52,951	46,864
14,967	13,792	14,861	21,852	22,052	19,795
44	8,854	2,860	3,049	1,158	500
5,554	4,586	5,937	6,364	6,209	6,000
10,356	11,497	30,989	10,592	8,316	13,300

4,059,244	3,280,709	1,200,338	161,346	571,429	127,006
0	0	0	(3,681)	0	(82,550)

4,059,244	3,280,709	1,200,338	157,665	571,429	44,456

(2,173,595)	8,456,318	27,689,021	137,743	448,537	251,694

(797,899)	58,679,308	16,762,715	(1,002,622)	1,430,375	73,839
0	0	99,964	0	0	0
0	0	1,203,623	0	0	(630)

(797,899)	58,679,308	18,066,302	(1,002,622)	1,430,375	73,209

18,194,585	40,745,358	169,262,372	3,765,667	15,357,500	3,385,228
0	0	1,030,931	0	0	0
0	0	1,852,223	0	0	90,369

18,194,585	40,745,358	172,145,526	3,765,667	15,357,500	3,475,597

17,396,686	99,424,666	190,211,828	2,763,045	16,787,875	3,548,806

$15,223,091	$107,880,984	$217,900,849	$2,900,788	$17,236,412	$3,800,500

$4,308	$120,580	$31,372	$24,092	$63,091	$16,393

The accompanying notes are an integral part of these financial statements.

128	Wells Fargo Advantage Allocation Funds	Statements of operations—six months ended November 30, 2012 (unaudited)

	International Value Portfolio	Large Company Value Portfolio

Investment income
Dividends *	$4,477,633	$681,081
Securities lending income, net	171,830	2,540
Income from affiliated securities	3,669	1,064
Interest	1,948	0

Total investment income	4,655,080	684,685

Expenses
Advisory fee	1,395,246	167,310
Custody and accounting fees	39,889	7,114
Professional fees	17,769	17,791
Shareholder report expenses	3,868	3,191
Trustees’ fees and expenses	6,320	5,898
Other fees and expenses	15,542	2,018

Total expenses	1,478,634	203,322
Less: Fee waivers and/or expense reimbursements	0	(13,258)

Net expenses	1,478,634	190,064

Net investment income	3,176,446	494,621

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (losses) on investments	(2,196,456)	2,105,222
Net change in unrealized gains (losses) on investments	48,749,844	1,500,178

Net realized and unrealized gains (losses) on investments	46,553,388	3,605,400

Net increase in net assets resulting from operations	$49,729,834	$4,100,021

* Net of foreign dividend withholding taxes in the amount of	$292,144	$1,111

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	129

Small Cap Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$324,069	$668,169	$1,382,218
0	20,958	70,872
2,116	4,396	4,200
0	0	0

326,185	693,523	1,457,290

169,336	640,815	797,538
7,680	11,501	13,518
16,530	16,856	16,580
3,186	4,098	2,146
6,251	6,233	6,066
2,821	6,061	6,190

205,804	685,564	842,038
(12,041)	(79)	0

193,763	685,485	842,038

132,422	8,038	615,252

3,788,147	5,166,264	5,485,956
1,495,116	6,566,887	7,055,601

5,283,263	11,733,151	12,541,557

$5,415,685	$11,741,189	$13,156,809

$1,499	$2,217	$0

The accompanying notes are an integral part of these financial statements.

130	Wells Fargo Advantage Allocation Funds	Statements of operations—six months ended November 30, 2012 (unaudited)

	Core Bond Portfolio	Inflation-Protected Bond Portfolio

Investment income
Interest*	$42,261,155	$971,179
Income from affiliated securities	141,561	38
Securities lending income, net	48,519	4,719

Total investment income	42,451,235	975,936

Expenses
Advisory fee	7,031,048	166,149
Custody and accounting fees	118,909	5,404
Professional fees	29,310	16,963
Shareholder report expenses	8,503	936
Trustees’ fees and expenses	6,233	5,855
Other fees and expenses	29,242	4,419

Total expenses	7,223,245	199,726
Less: Fee waivers and/or expense reimbursements	(281,318)	(17,545)

Net expenses	6,941,927	182,181

Net investment income	35,509,308	793,755

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	108,340,648	1,936,141
Futures transactions	0	0
Credit default swap transactions	(40,717)	0
TBA sale commitments	(355,719)	0

Net realized gains on investments	107,944,212	1,936,141

Net change in unrealized gains (losses) on:
Unaffiliated securities	(13,631,453)	(559,251)
Futures transactions	0	0
Credit default swap transactions	(418,505)	0
TBA sale commitments	293,360	0

Net change in unrealized gains (losses) on investments	(13,756,598)	(559,251)

Net realized and unrealized gains (losses) on investments	94,187,614	1,376,890

Net increase in net assets resulting from operations	$129,696,922	$2,170,645

* Net of foreign interest withholding taxes in the amount of	$41,842	$0

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2012 (unaudited)	Wells Fargo Advantage Allocation Funds	131

Managed Fixed Income Portfolio	Stable Income Portfolio

$2,458,646	$353,613
3,973	1,868
2,110	1,160

2,464,729	356,641

252,679	67,229
6,936	4,852
19,997	20,623
3,511	897
6,234	5,364
4,339	2,963

293,696	101,928
(48,092)	(30,724)

245,604	71,204

2,219,125	285,437

2,984,770	112,829
0	(16,098)
0	0
7,748	0

2,992,518	96,731

(105,767)	253,738
0	(4,063)
0	0
0	0

(105,767)	249,675

2,886,751	346,406

$5,105,876	$631,843

$0	$0

The accompanying notes are an integral part of these financial statements.

132	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	C&B Large Cap Value Portfolio
	Six months ended November 30, 2012 (Unaudited)	Year ended May 31, 2012

Operations
Net investment income	$3,332,102	$6,573,718
Net realized gains on investments	8,138,075	15,269,192
Net change in unrealized gains (losses) on investments	10,511,841	(40,212,230)

Net increase (decrease) in net assets resulting from operations	21,982,018	(18,369,320)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	3,176,458	14,806,365
Withdrawals	(31,235,254)	(95,014,836)

Net decrease in net assets resulting from capital share transactions	(28,058,796)	(80,208,471)

Total decrease in net assets	(6,076,778)	(98,577,791)

Net assets
Beginning of period	324,923,116	423,500,907

End of period	$318,846,338	$324,923,116

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	133

	Diversified Large Cap Growth Portfolio
	Six months ended November 30, 2012 (unaudited)	Year ended May 31, 2012

Operations
Net investment income	$269,655	$425,590
Net realized gains on investments	5,955,510	5,356,234
Net change in unrealized gains (losses) on investments	4,673,812	(3,329,475)

Net increase in net assets resulting from operations	10,898,977	2,452,349

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	3,076,744	7,386,835
Withdrawals	(23,170,833)	(52,938,016)

Net decrease in net assets resulting from capital share transactions	(20,094,089)	(45,551,181)

Total decrease in net assets	(9,195,112)	(43,098,832)

Net assets
Beginning of period	158,158,281	201,257,113

End of period	$148,963,169	$158,158,281

The accompanying notes are an integral part of these financial statements.

134	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Emerging Growth Portfolio
	Six months ended November 30, 2012 (Unaudited)	Year ended May 31, 2012

Operations
Net investment loss	$(2,173,595)	$(4,480,439)
Net realized gains (losses) on investments	(797,899)	45,606,364
Net change in unrealized gains (losses) on investments	18,194,585	106,939,881

Net increase in net assets resulting from operations	15,223,091	148,065,806

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	27,508,922	1,103,202,835
Withdrawals	(116,332,787)	(336,929,676)

Net increase (decrease) in net assets resulting from capital share transactions	(88,823,865)	766,273,159

Total increase (decrease) in net assets	(73,600,774)	914,338,965

Net assets
Beginning of period	998,892,106	84,553,141

End of period	$925,291,332	$998,892,106

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	135

	Equity Value Portfolio
	Six months ended November 30, 2012 (Unaudited)	Year ended May 31, 2012

Operations
Net investment income	$8,456,318	$14,011,353
Net realized gains on investments	58,679,308	23,330,597
Net change in unrealized gains (losses) on investments	40,745,358	(18,260,356)

Net increase in net assets resulting from operations	107,880,984	19,081,594

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	3,778,099	698,898,834
Withdrawals	(231,323,662)	(145,361,854)

Net increase (decrease) in net assets resulting from capital share transactions	(227,545,563)	553,536,980

Total increase (decrease) in net assets	(119,664,579)	572,618,574

Net assets
Beginning of period	994,233,244	421,614,670

End of period	$874,568,665	$994,233,244

The accompanying notes are an integral part of these financial statements.

136	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Index Portfolio
	Six months ended November 30, 2012 (Unaudited)	Year ended May 31, 2012

Operations
Net investment income	$27,689,021	$50,245,701
Net realized gains on investments	18,066,302	44,324,406
Net change in unrealized gains (losses) on investments	172,145,526	(109,116,550)

Net increase (decrease) in net assets resulting from operations	217,900,849	(14,546,443)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	42,591,618	170,958,274
Withdrawals	(132,488,463)	(304,471,072)

Net decrease in net assets resulting from capital share transactions	(89,896,845)	(133,512,798)

Total increase (decrease) in net assets	128,004,004	(148,059,241)

Net assets
Beginning of period	2,383,498,728	2,531,557,969

End of period	$2,511,502,732	$2,383,498,728

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	137

	International Equity Portfolio
	Six months ended November 30, 2012 (unaudited)	Year ended May 31, 2012

Operations
Net investment income	$137,743	$464,140
Net realized gains (losses) on investments	(1,002,622)	906,587
Net change in unrealized gains (losses) on investments	3,765,667	(7,789,823)

Net increase (decrease) in net assets resulting from operations	2,900,788	(6,419,096)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	701,829	3,501,335
Withdrawals	(4,319,848)	(3,989,591)

Net decrease in net assets resulting from capital share transactions	(3,618,019)	(488,256)

Total decrease in net assets	(717,231)	(6,907,352)

Net assets
Beginning of period	23,066,205	29,973,557

End of period	$22,348,974	$23,066,205

The accompanying notes are an integral part of these financial statements.

138	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	International Growth Portfolio
	Six months ended November 30, 2012 (Unaudited)	Year ended May 31, 2012

Operations
Net investment income	$448,537	$2,321,731
Net realized gains on investments	1,430,375	5,754,758
Net change in unrealized gains (losses) on investments	15,357,500	(18,816,975)

Net increase (decrease) in net assets resulting from operations	17,236,412	(10,740,486)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,582,502	19,315,418
Withdrawals	(15,733,513)	(28,198,788)

Net decrease in net assets resulting from capital share transactions	(14,151,011)	(8,883,370)

Total increase (decrease) in net assets	3,085,401	(19,623,856)

Net assets
Beginning of period	108,521,467	128,145,323

End of period	$111,606,868	$108,521,467

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	139

	International Index Portfolio
	Six months ended November 30, 2012 (unaudited)	Year ended May 31, 2012

Operations
Net investment income	$251,694	$985,385
Net realized gains (losses) on investments	73,209	(722,501)
Net change in unrealized gains (losses) on investments	3,475,597	(6,151,041)

Net increase (decrease) in net assets resulting from operations	3,800,500	(5,888,157)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	391,968	3,459,407
Withdrawals	(5,095,751)	(4,306,369)

Net decrease in net assets resulting from capital share transactions	(4,703,783)	(846,962)

Total decrease in net assets	(903,283)	(6,735,119)

Net assets
Beginning of period	23,266,434	30,001,553

End of period	$22,363,151	$23,266,434

The accompanying notes are an integral part of these financial statements.

140	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	International Value Portfolio
	Six months ended November 30, 2012 (unaudited)	Year ended May 31, 2012

Operations
Net investment income	$3,176,446	$10,731,272
Net realized losses on investments	(2,196,456)	(2,485,463)
Net change in unrealized gains (losses) on investments	48,749,844	(82,848,290)

Net increase (decrease) in net assets resulting from operations	49,729,834	(74,602,481)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	40,144,436	24,184,061
Withdrawals	(19,602,749)	(12,254,871)

Net increase in net assets resulting from capital share transactions	20,541,687	11,929,190

Total increase (decrease) in net assets	70,271,521	(62,673,291)

Net assets
Beginning of period	289,291,380	351,964,671

End of period	$359,562,901	$289,291,380

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	141

	Large Company Value Portfolio
	Six months ended November 30, 2012 (unaudited)	Year ended May 31, 2012

Operations
Net investment income	$494,621	$975,071
Net realized gains on investments	2,105,222	1,843,881
Net change in unrealized gains (losses) on investments	1,500,178	(6,856,974)

Net increase (decrease) in net assets resulting from operations	4,100,021	(4,038,022)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	652,885	1,638,219
Withdrawals	(8,785,261)	(11,556,144)

Net decrease in net assets resulting from capital share transactions	(8,132,376)	(9,917,925)

Total decrease in net assets	(4,032,355)	(13,955,947)

Net assets
Beginning of period	52,880,149	66,836,096

End of period	$48,847,794	$52,880,149

The accompanying notes are an integral part of these financial statements.

142	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Small Cap Value Portfolio
	Six months ended November 30, 2012 (unaudited)	Year ended May 31, 2012

Operations
Net investment income	$132,422	$492,526
Net realized gains (losses) on investments	3,788,147	(320,184)
Net change in unrealized gains (losses) on investments	1,495,116	(4,255,368)

Net increase (decrease) in net assets resulting from operations	5,415,685	(4,083,026)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	570,705	6,335,077
Withdrawals	(37,608,679)	(9,458,467)

Net decrease in net assets resulting from capital share transactions	(37,037,974)	(3,123,390)

Total decrease in net assets	(31,622,289)	(7,206,416)

Net assets
Beginning of period	48,107,808	55,314,224

End of period	$16,485,519	$48,107,808

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	143

	Small Company Growth Portfolio
	Six months ended November 30, 2012 (unaudited)	Year ended May 31, 2012

Operations
Net investment income (loss)	$8,038	$(317,924)
Net realized gains on investments	5,166,264	43,682,880
Net change in unrealized gains (losses) on investments	6,566,887	(74,305,951)

Net increase (decrease) in net assets resulting from operations	11,741,189	(30,940,995)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	5,021,405	13,211,256
Withdrawals	(47,232,223)	(154,050,686)

Net decrease in net assets resulting from capital share transactions	(42,210,818)	(140,839,430)

Total decrease in net assets	(30,469,629)	(171,780,425)

Net assets
Beginning of period	162,959,461	334,739,886

End of period	$132,489,832	$162,959,461

The accompanying notes are an integral part of these financial statements.

144	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Small Company Value Portfolio
	Six months ended November 30, 2012 (unaudited)	Year ended May 31, 2012

Operations
Net investment income	$615,252	$1,415,963
Net realized gains on investments	5,485,956	19,382,594
Net change in unrealized gains (losses) on investments	7,055,601	(37,231,687)

Net increase (decrease) in net assets resulting from operations	13,156,809	(16,433,130)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	9,312,841	25,377,194
Withdrawals	(51,511,547)	(46,438,479)

Net decrease in net assets resulting from capital share transactions	(42,198,706)	(21,061,285)

Total decrease in net assets	(29,041,897)	(37,494,415)

Net assets
Beginning of period	199,262,426	236,756,841

End of period	$170,220,529	$199,262,426

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	145

	Core Bond Portfolio
	Six months ended November 30, 2012 (unaudited)	Year ended May 31, 2012

Operations
Net investment income	$35,509,308	$81,191,274
Net realized gains on investments	107,944,212	164,577,584
Net change in unrealized gains (losses) on investments	(13,756,598)	29,875,554

Net increase in net assets resulting from operations	129,696,922	275,644,412

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	504,049,062	686,049,279
Withdrawals	(764,041,287)	(443,191,494)

Net increase (decrease) in net assets resulting from capital share transactions	(259,992,225)	242,857,785

Total increase (decrease) in net assets	(130,295,303)	518,502,197

Net assets
Beginning of period	3,813,536,144	3,295,033,947

End of period	$3,683,240,841	$3,813,536,144

The accompanying notes are an integral part of these financial statements.

146	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Inflation-Protected Bond Portfolio
	Six months ended November 30, 2012 (unaudited)	Year ended May 31, 2012

Operations
Net investment income	$793,755	$2,680,432
Net realized gains on investments	1,936,141	5,557,478
Net change in unrealized gains (losses) on investments	(559,251)	3,311,880

Net increase in net assets resulting from operations	2,170,645	11,549,790

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	8,593,093	21,266,199
Withdrawals	(13,193,227)	(54,247,708)

Net decrease in net assets resulting from capital share transactions	(4,600,134)	(32,981,509)

Total decrease in net assets	(2,429,489)	(21,431,719)

Net assets
Beginning of period	83,449,310	104,881,029

End of period	$81,019,821	$83,449,310

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	147

	Managed Fixed Income Portfolio
	Six months ended November 30, 2012 (unaudited)	Year ended May 31, 2012

Operations
Net investment income	$2,219,125	$5,660,417
Net realized gains on investments	2,992,518	2,120,364
Net change in unrealized gains (losses) on investments	(105,767)	2,573,185

Net increase in net assets resulting from operations	5,105,876	10,353,966

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	15,433,971	55,876,275
Withdrawals	(41,031,727)	(84,676,792)

Net decrease in net assets resulting from capital share transactions	(25,597,756)	(28,800,517)

Total decrease in net assets	(20,491,880)	(18,446,551)

Net assets
Beginning of period	141,903,295	160,349,846

End of period	$121,411,415	$141,903,295

The accompanying notes are an integral part of these financial statements.

148	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Stable Income Portfolio
	Six months ended November 30, 2012 (unaudited)	Year ended May 31, 2012

Operations
Net investment income	$285,437	$666,108
Net realized gains (losses) on investments	96,731	(60,837)
Net change in unrealized gains on investments	249,675	21,566

Net increase in net assets resulting from operations	631,843	626,837

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,902,589	6,568,824
Withdrawals	(6,479,139)	(8,980,294)

Net decrease in net assets resulting from capital share transactions	(3,576,550)	(2,411,470)

Total decrease in net assets	(2,944,707)	(1,784,633)

Net assets
Beginning of period	37,740,639	39,525,272

End of period	$34,795,932	$37,740,639

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	149

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses

C&B Large Cap Value Portfolio
June 1, 2012 to November 30, 2012 (unaudited)	1.99%	0.68%	0.68%	6.87%	6%
June 1, 2011 to May 31, 2012	1.81%	0.68%	0.68%	(4.61)%	21%
October 1, 2010 to May 31, 2011[2]	1.27%	0.67%	0.67%	18.08%	17%
October 1, 2009 to September 30, 2010	1.40%	0.70%	0.68%	7.49%	13%
October 1, 2008 to September 30, 2009	2.19%	0.73%	0.64%	(5.53)%	28%
October 1, 2007 to September 30, 2008	1.71%	0.73%	0.68%	(20.18)%	21%
October 1, 2006 to September 30, 2007	1.48%	0.74%	0.68%	11.88%	24%

Diversified Large Cap Growth Portfolio
June 1, 2012 to November 30, 2012 (unaudited)	0.35%	0.71%	0.62%	7.50%	29%
June 1, 2011 to May 31, 2012	0.24%	0.71%	0.62%	1.26%	79%
October 1, 2010 to May 31, 2011[2,3]	0.40%	0.69%	0.62%	22.78%	101%
October 1, 2009 to September 30, 2010[3]	0.66%	0.70%	0.62%	7.51%	11%
October 1, 2008 to September 30, 2009[3]	0.97%	0.70%	0.62%	3.31%	13%
October 1, 2007 to September 30, 2008[3]	0.48%	0.68%	0.67%	(22.59)%	7%
October 1, 2006 to September 30, 2007[3]	0.46%	0.70%	0.68%	17.80%	10%

Emerging Growth Portfolio
June 1, 2012 to November 30, 2012 (unaudited)	(0.43)%	0.80%	0.80%	1.25%	32%
June 1, 2011 to May 31, 2012	(0.57)%	0.80%	0.80%	(4.83)%	75%
October 1, 2010 to May 31, 2011[2]	(0.77)%	0.94%	0.91%	37.91%	59%
October 1, 2009 to September 30, 2010	(0.66)%	1.02%	0.94%	20.49%	97%
October 1, 2008 to September 30, 2009	(0.53)%	0.94%	0.91%	(5.70)%	147%
October 1, 2007 to September 30, 2008	(0.49)%	0.93%	0.92%	(30.95)%	191%
January 31, 2007[4] to September 30, 2007	(0.54)%	1.01%	0.99%	24.40%	125%

Equity Value Portfolio
June 1, 2012 to November 30, 2012 (unaudited)	1.68%	0.65%	0.65%	11.12%	42%
June 1, 2011 to May 31, 2012	1.58%	0.65%	0.65%	(10.22)%	103%
October 1, 2010 to May 31, 2011[2]	0.79%	0.68%	0.68%	20.88%	90%
October 1, 2009 to September 30, 2010	0.87%	0.71%	0.69%	9.75%	122%
October 1, 2008 to September 30, 2009	1.89%	0.73%	0.69%	(7.21)%	142%
October 1, 2007 to September 30, 2008	1.68%	0.74%	0.70%	(27.44)%	152%
October 1, 2006 to September 30, 2007	1.29%	0.77%	0.69%	20.21%	108%

Index Portfolio
June 1, 2012 to November 30, 2012 (unaudited)	2.19%	0.10%	0.10%	9.30%	2%
June 1, 2011 to May 31, 2012	2.09%	0.10%	0.10%	(0.52)%	9%
October 1, 2010 to May 31, 2011[2]	1.93%	0.10%	0.10%	19.39%	3%
October 1, 2009 to September 30, 2010	2.01%	0.10%	0.10%	9.97%	22%
October 1, 2008 to September 30, 2009	2.61%	0.12%	0.10%	(7.00)%	10%
October 1, 2007 to September 30, 2008	2.07%	0.11%	0.11%	(22.28)%	5%
October 1, 2006 to September 30, 2007	1.86%	0.11%	0.10%	16.35%	8%

International Equity Portfolio
June 1, 2012 to November 30, 2012 (unaudited)	1.20%	1.40%	1.37%	13.61%	24%
June 1, 2011 to May 31, 2012	1.79%	1.26%	1.21%	(22.13)%	141%
October 1, 2010 to May 31, 2011[2]	1.34%	1.18%	1.18%	14.83%	35%
October 1, 2009 to September 30, 2010	0.61%	1.31%	1.28%	6.57%	105%
October 1, 2008 to September 30, 2009	1.77%	1.23%	1.15%	(10.14)%	212%
October 1, 2007 to September 30, 2008	1.60%	1.14%	1.12%	(31.42)%	55%
October 1, 2006 to September 30, 2007	1.27%	1.09%	1.08%	23.70%	66%

Please see footnotes on page 151.

The accompanying notes are an integral part of these financial statements.

150	Wells Fargo Advantage Allocation Funds	Financial highlights

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses

International Growth Portfolio
June 1, 2012 to November 30, 2012 (unaudited)	0.79%	1.01%	1.01%	16.75%	21%
June 1, 2011 to May 31, 2012	2.04%	0.97%	0.90%	(9.44)%	69%
October 1, 2010 to May 31, 2011[2]	1.62%	1.10%	1.10%	14.50%	53%
October 1, 2009 to September 30, 2010	0.89%	1.42%	1.20%	3.25%	89%
October 1, 2008 to September 30, 2009	1.71%	1.14%	1.11%	6.23%	95%
October 1, 2007 to September 30, 2008	1.17%	1.08%	1.05%	(28.68)%	57%
October 1, 2006 to September 30, 2007	1.09%	1.06%	1.03%	27.40%	73%

International Index Portfolio
June 1, 2012 to November 30, 2012 (unaudited)	2.17%	1.10%	0.38%	18.07%	2%
June 1, 2011 to May 31, 2012	3.81%	0.83%	0.37%	(20.52)%	45%
October 1, 2010 to May 31, 2011[2]	3.09%	0.48%	0.48%	13.78%	3%
October 1, 2009 to September 30, 2010	2.17%	0.77%	0.65%	2.47%	20%
October 1, 2008 to September 30, 2009	2.86%	0.55%	0.46%	1.65%	13%
October 1, 2007 to September 30, 2008	2.84%	0.51%	0.50%	(29.67)%	14%
October 1, 2006 to September 30, 2007	2.15%	0.49%	0.49%	24.52%	3%

International Value Portfolio
June 1, 2012 to November 30, 2012 (unaudited)	1.94%	0.90%	0.90%	17.08%	9%
June 1, 2011 to May 31, 2012	3.44%	0.91%	0.85%	(21.07)%	9%
October 1, 2010 to May 31, 2011[2]	3.14%	0.94%	0.94%	14.00%	16%
October 1, 2009 to September 30, 2010	2.41%	1.20%	1.06%	0.92%	27%
October 1, 2008 to September 30, 2009	2.72%	1.08%	1.03%	5.26%	41%
October 1, 2007 to September 30, 2008	3.68%	1.07%	1.01%	(34.21)%	23%
October 1, 2006 to September 30, 2007	2.47%	1.07%	1.03%	21.91%	19%

Large Company Value Portfolio
June 1, 2012 to November 30, 2012 (unaudited)	1.92%	0.79%	0.74%	8.38%	32%
June 1, 2011 to May 31, 2012	1.67%	0.77%	0.74%	(6.06)%	104%
October 1, 2010 to May 31, 2011[2]	1.58%	0.78%	0.74%	21.46%	38%
October 1, 2009 to September 30, 2010	1.73%	0.73%	0.72%	7.02%	46%
October 1, 2008 to September 30, 2009	2.69%	0.75%	0.69%	(9.66)%	11%
October 1, 2007 to September 30, 2008	2.16%	0.75%	0.57%	(23.18)%	8%
October 1, 2006 to September 30, 2007	1.91%	0.76%	0.57%	15.91%	16%

Small Cap Value Portfolio
June 1, 2012 to November 30, 2012 (unaudited)	0.63%	0.97%	0.92%	10.41%	20%
June 1, 2011 to May 31, 2012	1.02%	0.95%	0.91%	(7.94)%	33%
October 1, 2010 to May 31, 2011[2]	0.47%	0.95%	0.91%	13.14%	57%
October 1, 2009 to September 30, 2010	0.66%	0.94%	0.91%	9.60%	38%
October 1, 2008 to September 30, 2009	1.31%	0.91%	0.74%	(8.76)%	50%
October 1, 2007 to September 30, 2008	0.80%	0.91%	0.83%	(16.47)%	46%
October 1, 2006 to September 30, 2007	0.30%	0.93%	0.92%	8.65%	64%

Small Company Growth Portfolio
June 1, 2012 to November 30, 2012 (unaudited)	0.01%	0.86%	0.86%	7.71%	48%
June 1, 2011 to May 31, 2012	(0.12)%	0.83%	0.83%	(10.75)%	107%
October 1, 2010 to May 31, 2011[2]	(0.42)%	0.83%	0.83%	39.64%	70%
October 1, 2009 to September 30, 2010	(0.48)%	0.87%	0.86%	15.25%	129%
October 1, 2008 to September 30, 2009	(0.53)%	0.89%	0.87%	1.75%	169%
October 1, 2007 to September 30, 2008	(0.53)%	0.89%	0.89%	(27.50)%	150%
October 1, 2006 to September 30, 2007	(0.46)%	0.90%	0.90%	17.74%	138%

Please see footnotes on page 151.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	151

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income	Gross expenses	Net expenses

Small Company Value Portfolio
June 1, 2012 to November 30, 2012 (unaudited)	0.62%	0.84%	0.84%	6.95%	34%
June 1, 2011 to May 31, 2012	0.69%	0.84%	0.84%	(7.17)%	60%
October 1, 2010 to May 31, 2011[2]	1.60%	0.84%	0.84%	26.72%	47%
October 1, 2009 to September 30, 2010	0.31%	0.89%	0.89%	16.38%	60%
October 1, 2008 to September 30, 2009	1.16%	0.90%	0.88%	(6.28)%	99%
October 1, 2007 to September 30, 2008	1.02%	0.90%	0.89%	(22.01)%	82%
October 1, 2006 to September 30, 2007	0.53%	0.93%	0.92%	6.53%	69%

Core Bond Portfolio
June 1, 2012 to November 30, 2012 (unaudited)	1.79%	0.36%	0.35%	3.35%	270%
June 1, 2011 to May 31, 2012	2.33%	0.37%	0.35%	8.20%	803%
June 1, 2010 to May 31, 2011	2.99%	0.37%	0.35%	7.02%	789%
June 1, 2009 to May 31, 2010	3.78%	0.38%	0.34%	10.87%	638%
June 1, 2008 to May 31, 2009	4.92%	0.40%	0.39%	6.58%	633%
June 1, 2007 to May 31, 2008	5.05%	0.42%	0.40%	6.72%	572%

Inflation-Protected Bond Portfolio
June 1, 2012 to November 30, 2012 (unaudited)	1.91%	0.48%	0.44%	2.69%	9%
June 1, 2011 to May 31, 2012	3.00%	0.48%	0.44%	12.62%	23%
June 1, 2010 to May 31, 2011	3.25%	0.44%	0.43%	8.19%	19%
June 1, 2009 to May 31, 2010	3.53%	0.45%	0.44%	8.28%	31%
June 1, 2008 to May 31, 2009	1.70%	0.45%	0.37%	(1.33)%	53%
June 1, 2007 to May 31, 2008	5.78%	0.48%	0.40%	12.78%	40%

Managed Fixed Income Portfolio
June 1, 2012 to November 30, 2012 (unaudited)	3.52%	0.46%	0.39%	4.09%	26%
June 1, 2011 to May 31, 2012	3.83%	0.46%	0.39%	6.97%	51%
June 1, 2010 to May 31, 2011	3.97%	0.45%	0.39%	8.84%	104%
June 1, 2009 to May 31, 2010	3.64%	0.42%	0.38%	14.58%	59%
June 1, 2008 to May 31, 2009	5.09%	0.43%	0.34%	(1.72)%	132%
June 1, 2007 to May 31, 2008	5.23%	0.46%	0.30%	4.24%	32%

Stable Income Portfolio
June 1, 2012 to November 30, 2012 (unaudited)	1.63%	0.58%	0.41%	1.85%	13%
June 1, 2011 to May 31, 2012	1.76%	0.59%	0.41%	1.71%	11%
June 1, 2010 to May 31, 2011	2.02%	0.54%	0.40%	2.97%	14%
June 1, 2009 to May 31, 2010	1.90%	0.43%	0.40%	9.94%	10%
June 1, 2008 to May 31, 2009	3.74%	0.43%	0.42%	(2.73)%	7%
June 1, 2007 to May 31, 2008	4.67%	0.47%	0.33%	0.78%	22%

1.	Returns for periods of less than one year are not annualized.

2.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

3.	After the close of business on January 28, 2011, the Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, and Wells Fargo Advantage Large Company Growth Portfolio. Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the transaction. The information for the periods prior to January 31, 2011 is that of the Wells Fargo Advantage Large Company Growth Portfolio.

4.	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

152	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), Wells Fargo Advantage Diversified Large Cap Growth Portfolio (“Diversified Large Cap Growth Portfolio”), Wells Fargo Advantage Emerging Growth Portfolio (“Emerging Growth Portfolio”), Wells Fargo Advantage Equity Value Portfolio (“Equity Value Portfolio”), Wells Fargo Advantage Index Portfolio (“Index Portfolio”), Wells Fargo Advantage International Equity Portfolio (“International Equity Portfolio”), Wells Fargo Advantage International Growth Portfolio (“International Growth Portfolio”), Wells Fargo Advantage International Index Portfolio (“International Index Portfolio”), Wells Fargo Advantage International Value Portfolio (“International Value Portfolio”), Wells Fargo Advantage Large Company Value Portfolio (“Large Company Value Portfolio”), Wells Fargo Advantage Small Cap Value Portfolio (“Small Cap Value Portfolio”), Wells Fargo Advantage Small Company Growth Portfolio (“Small Company Growth Portfolio”), Wells Fargo Advantage Small Company Value Portfolio (“Small Company Value Portfolio”), Wells Fargo Advantage Core Bond Portfolio (“Core Bond Portfolio” ) (formerly, Wells Fargo Advantage Total Return Bond Portfolio), Wells Fargo Advantage Inflation-Protected Bond Portfolio (“Inflation-Protected Bond Portfolio”), Wells Fargo Advantage Managed Fixed Income Portfolio (“Managed Fixed Income Portfolio”) and Wells Fargo Advantage Stable Income Portfolio (“Stable Income Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolios’ Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On November 30, 2012, fair value pricing was not used in pricing foreign securities.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	153

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Fund Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

Certain Portfolios may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The

154	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statements of Operations.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

Each Portfolio may invest in term loans. The Portfolio begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Portfolio assumes the credit risk of the borrower and there could be potential loss to the Portfolio in the event of default by the borrower.

Futures contracts

Certain Portfolios may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

A Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Inflation-indexed bonds and TIPS

Certain Portfolios may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	155

indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Credit default swaps

Certain Portfolios may be subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Portfolio may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Portfolio is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Portfolio could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Portfolio as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

If the Portfolio is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statements of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Portfolio provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Mortgage dollar roll transactions

The Portfolios may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and

156	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for TBA dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	157

As of November 30, 2012, the inputs used in valuing investments in securities, which were carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
C&B Large Cap Value Portfolio

Equity securities
Common stocks	$305,220,193	$4,607,741	$0	$309,827,934
Preferred stocks	0	3,944,178	0	3,944,178

Other	0	0	469,258	469,258

Short-term investments
Investment companies	1,807,073	54,471,494	0	56,278,567
Total	$307,027,266	$63,023,413	$469,258	$370,519,937
Diversified Large Cap Growth Portfolio

Equity securities
Common stocks	$147,157,159	$0	$0	$147,157,159

Other	0	0	466,478	466,478

Short-term investments
Investment companies	1,362,764	30,742,017	0	32,104,781
Total	$148,519,923	$30,742,017	$466,478	$179,728,418
Emerging Growth Portfolio

Equity securities
Common stocks	$908,145,519	$0	$0	$908,145,519
Investment companies	3,272,850	0	0	3,272,850

Other	0	0	1,438,635	1,438,635

Short-term investments
Investment companies	14,554,639	287,604,201	0	302,158,840
Total	$925,973,008	$287,604,201	$1,438,635	$1,215,015,844
Equity Value Portfolio

Equity securities
Common stocks	$863,581,645	$0	$0	$863,581,645

Other	0	0	387,752	387,752

Short-term investments
Investment companies	12,139,015	54,138,746	0	66,277,761
Total	$875,720,660	$54,138,746	$387,752	$930,247,158
Index Portfolio

Equity securities
Common stocks	$2,462,065,216	$0	$0	$2,462,065,216
Investment companies	2,403,229	0	0	2,403,229

Other	0	0	1,368,621	1,368,621

Short-term investments
Investment companies	39,179,893	159,290,071	0	198,469,964
U.S. Treasury securities	3,249,628	0	0	3,249,628
Total	$2,506,897,966	$159,290,071	$1,368,621	$2,667,556,658
International Equity Portfolio

Equity securities
Common stocks	$21,988,461	$0	$0	$21,988,461

Short-term investments
Investment companies	327,352	1,076,691	0	1,404,043
Total	$22,315,813	$1,076,691	$0	$23,392,504

158	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
International Growth Portfolio

Equity securities
Common stocks	$108,384,886	$0	$0	$108,384,886
Preferred stocks	1,863,480	0	0	1,863,480

Short-term investments
Investment companies	1,084,659	6,985,505	0	8,070,164
Total	$111,333,025	$6,985,505	$0	$118,318,530
International Index Portfolio

Equity securities
Common stocks	$21,966,323	$7,919	$0	$21,974,242
Preferred stocks	138,423	489	0	138,912
Rights	0	3,952	0	3,952

Short-term investments
Investment companies	0	452,217	0	452,217
Total	$22,104,746	$464,577	$0	$22,569,323
International Value Portfolio

Equity securities
Common stocks	$343,595,905	$3,809,406	$0	$347,405,311
Preferred stocks	3,836,536	0	0	3,836,536

Short-term investments
Investment companies	1,479,062	13,117,922	0	14,596,984
Total	$348,911,503	$16,927,328	$0	$365,838,831
Large Company Value Portfolio

Equity securities
Common stocks	$46,374,559	$0	$0	$46,374,559

Other	0	0	30,133	30,133

Short-term investments
Investment companies	2,060,814	4,010,623	0	6,071,437
Total	$48,435,373	$4,010,623	$30,133	$52,476,129
Small Cap Value Portfolio

Equity securities
Common stocks	$15,447,346	$0	$0	$15,447,346
Investment companies	363,486	0	0	363,486
Warrants	0	43,273	0	43,273

Short-term investments
Investment companies	608,030	0	0	608,030
Total	$16,418,862	$43,273	$0	$16,462,135
Small Company Growth Portfolio

Equity securities
Common stocks	$127,600,070	$0	$0	$127,600,070

Other	0	0	560,908	560,908

Short-term investments
Investment companies	3,370,315	38,146,194	0	41,516,509
Total	$130,970,385	$38,146,194	$560,908	$169,677,487

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	159

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Small Company Value Portfolio

Equity securities
Common stocks	$166,347,066	$0	$0	$166,347,066

Other	0	0	392,696	392,696

Short-term investments
Investment companies	4,320,665	55,859,005	0	60,179,670
Total	$170,667,731	$55,859,005	$392,696	$226,919,432
Core Bond Portfolio

Agency securities	$0	$1,310,602,423	$0	$1,310,602,423

Asset-backed securities	0	520,059,874	0	520,059,874

Corporate bonds and notes	0	709,996,158	0	709,996,158

Municipal obligations	0	40,639,268	0	40,639,268

Non-agency mortgage backed securities	0	247,838,277	0	247,838,277

U.S. Treasury securities	800,503,979	0	0	800,503,979

Yankee corporate bonds and notes	0	269,923,292	0	269,923,292

Yankee government bonds	0	42,082,254	0	42,082,254

Other	0	0	1,134,198	1,134,198

Short-term investments
Investment companies	201,172,161	80,871,705	0	282,043,866
Total	$1,001,676,140	$3,222,013,251	$1,134,198	$4,224,823,589
Inflation-Protected Bond Portfolio

U.S. Treasury securities	$79,940,330	$0	$0	$79,940,330

Other	0	0	180,901	180,901

Short-term investments
Investment companies	643,913	1,778,061	0	2,421,974
Total	$80,584,243	$1,778,061	$180,901	$82,543,205
Managed Fixed Income Portfolio

Agency securities	$0	$40,450,522	$0	$40,450,522

Asset-backed securities	0	6,020,430	0	6,020,430

Corporate bonds and notes	0	34,425,948	0	34,425,948

Municipal obligations	0	11,226,754	0	11,226,754

Non-agency mortgage backed securities	0	16,751,100	1,475,724	18,226,824

Term loans	0	352,316	0	352,316

U.S. Treasury securities	7,091,387	0	0	7,091,387

Yankee corporate bonds and notes	0	1,686,122	0	1,686,122

Other	0	0	88,076	88,076

Short-term investments
Investment companies	3,955,122	574,087	0	4,529,209
Total	$11,046,509	$111,487,279	$1,563,800	$124,097,588

160	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Stable Income Portfolio

Agency securities	$0	$12,580,296	$0	$12,580,296

Asset-backed securities	0	5,250,639	0	5,250,639

Corporate bonds and notes	0	7,932,987	0	7,932,987

Loan participation	0	0	387,080	387,080

Municipal obligations	0	1,226,227	0	1,226,227

Non-agency mortgage backed securities	0	2,860,786	675,620	3,536,406

Yankee corporate bonds and notes	0	866,364	0	866,364

Other	0	0	39,356	39,356

Short-term investments
Investment companies	2,857,608	91,700	0	2,949,308
Total	$2,857,608	$30,808,999	$1,102,056	$34,768,663

Further details on the major security types listed above can be found in each Portfolio of Investments or Summary Portfolio of Investments.

As of November 30, 2012, the inputs used in valuing each Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+
Index Portfolio	$(205,915)	$0	$0	$(205,915)
International Index Portfolio	(725)	0	0	(725)
Stable Income Portfolio	(4,278)	0	0	(4,278)
Credit default swaps*
Core Bond Portfolio	0	46,587	0	46,587

+	Futures contracts are presented at the unrealized gains or losses on the instruments.
*	The value of swap contracts consists of unrealized gains or losses and premiums paid/received on swap contracts as reflected on the Statements of Assets and Liabilities.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended November 30, 2012, the Portfolios did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value for Managed Fixed Income Portfolio:

	Managed Fixed Income Portfolio
	Non-agency mortgage backed securities	Other	Total
Balance as of May 31, 2012	$1,350,195	$375,000	$1,725,195
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	238,580	238,580
Change in unrealized gains (losses)	196,429	(205,973)	(9,544)
Purchases	0	0	0
Sales	(70,900)	(319,531)	(390,431)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance as of November 30, 2012	$1,475,724	$88,076	$1,563,800
Change in unrealized gains (losses) relating to securities still held at November 30, 2012	$160,830	$16,013	$176,843

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	161

The following table summarizes quantitative information about the Managed Fixed Income Portfolio’s Level 3 inputs as of November 30, 2012:

Security types	Fair value at November 30, 2012	Valuation technique(s)	Significant unobservable input(s)	Weighted average	Range	Impact to valuation from an increase in input*
Non-agency mortgage backed securities	$1,475,724	Adjusted broker quote	Single broker quote	N/A	N/A	Increase
			Option adjusted spread (OAS)	831 basis points	831 basis points	Decrease
Other	$88,076	Liquidity discount	Discounts for the specific qualities of a security	12%	10% to 50%	Decrease

*	Unless otherwise noted, this column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value for Stable Income Portfolio:

	Stable Income Portfolio
	Loan participation	Non-agency mortgage backed securities	Other	Total
Balance as of May 31, 2012	$423,589	$629,312	$167,564	$1,220,465
Accrued discounts (premiums)	49	0	0	49
Realized gains (losses)	(13)	0	106,606	106,593
Change in unrealized gains (losses)	6,151	101,326	(92,036)	15,441
Purchases	0	0	0	0
Sales	(42,696)	(55,018)	(142,778)	(240,492)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Balance as of November 30, 2012	$387,080	$675,620	$39,356	$1,102,056
Change in unrealized gains (losses) relating to securities still held at November 30, 2012	$7,156	$5,580	$19,639	$32,375

The following table summarizes quantitative information about the Stable Income Portfolio’s Level 3 inputs as of November 30, 2012:

Security types	Fair value at November 30, 2012	Valuation technique(s)	Significant unobservable input(s)	Weighted average	Range	Impact to valuation from an increase in input*
Loan participation	$387,080	Adjusted broker quote	Single broker quote	N/A	N/A	Increase
			Option adjusted spread (OAS)	175 basis points	20 to 538 basis points	Decrease
Non-agency mortgage backed securities	$675,620	Adjusted broker quote	Single broker quote	N/A	N/A	Increase
			Option adjusted spread (OAS)	832 basis points	831 to 833 basis points	Decrease
Other	$39,356	Liquidity discount	Discounts for the specific qualities of a security	12%	10% to 50%	Decrease

*	Unless otherwise noted, this column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

162	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolios. Funds Management has engaged WellsCap (an affiliate of Funds Management), Peregrine Capital Management, Inc. (an affiliate of Funds Management), Artisan Partners Limited Partnership, Cooke & Bieler, L.P., Galliard Capital Management, Inc. (an affiliate of Funds Management), LSV Asset Management, SSgA Funds Management, Inc., Systematic Financial Management, L.P., Golden Capital Management, LLC (an affiliate of Funds Management) and Phocas Financial Corporation as subadvisers.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee which is calculated based on the average daily net assets of each Portfolio. The fees for subadvisory services are borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each Portfolio.

	Advisory fee			Effective rate for the six months ended November 30, 2012	Subadviser	Subadvisory Fee
	starting at		declining to			starting at	declining to
C&B Large Cap Value Portfolio	0.65%		0.55%	0.65%	Cooke & Bieler, L.P.	0.45%	0.30%
Diversified Large Cap Growth Portfolio	0.65		0.55	0.65	WellsCap	0.35	0.15
Emerging Growth Portfolio	0.80		0.70	0.79	WellsCap	0.55	0.40
Equity Value Portfolio	0.65		0.55	0.64	Systematic Financial Management, L.P.	0.30	0.10
Index Portfolio	0.10		0.05	0.09	Golden Capital Management, LLC	0.05	0.02
International Equity Portfolio	0.85		0.70	0.85	WellsCap	0.45	0.40
International Growth Portfolio	0.85		0.70	0.85	Artisan Partners Limited Partnership	0.80	0.50
International Index Portfolio	0.35		0.30	0.35	SSgA Funds Management	0.08	0.06
International Value Portfolio	0.85		0.70	0.85	LSV Asset Management	0.35	0.30
Large Company Value Portfolio	0.65		0.55	0.65	Phocas Financial Corporation	0.29	0.20
Small Cap Value Portfolio	0.80		0.70	0.80	WellsCap	0.55	0.40
Small Company Growth Portfolio	0.80		0.70	0.80	Peregrine Capital Management, Inc.	0.90	0.55
Small Company Value Portfolio	0.80		0.70%	0.80	Peregrine Capital Management, Inc.	*	*
Core Bond Portfolio	0.40		0.30	0.35	WellsCap	0.20	0.10
Inflation-Protected Bond Portfolio	0.40		0.30	0.40	WellsCap	0.20	0.10
Managed Fixed Income Portfolio	0.40		0.30	0.40	Galliard Capital Management, Inc.	0.20	0.10
Stable Income Portfolio	0.35	**	0.25 **	0.38	Galliard Capital Management, Inc.	0.15	0.05

*	For Small Company Value Portfolio, the subadvisory fee starts at 0.50% and increases to 0.75% as its average net assets increase.
**	Prior to October 1, 2012, Stable Income Portfolio paid Funds Management an advisory fee which started at 0.40% and declined to 0.30% as average daily net assets increased.

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	163

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2012 were as follows:

	Purchases at Cost		Sales proceeds
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
C&B Large Cap Value Portfolio	$0	$18,698,560	$0	$42,273,724
Diversified Large Cap Growth Portfolio	0	42,349,741	0	52,786,863
Emerging Growth Portfolio	0	316,181,528	0	394,757,830
Equity Value Portfolio	0	404,791,661	0	620,737,271
Index Portfolio	0	58,926,423	0	111,509,451
International Equity Portfolio	0	5,139,346	0	6,737,313
International Growth Portfolio	0	22,489,806	0	32,106,881
International Index Portfolio	0	347,750	0	4,319,702
International Value Portfolio	0	56,665,560	0	28,672,875
Large Company Value Portfolio	0	15,805,760	0	23,403,212
Small Cap Value Portfolio	0	7,639,744	0	42,453,635
Small Company Growth Portfolio	0	71,583,294	0	113,667,326
Small Company Value Portfolio	0	63,865,400	0	102,780,561
Core Bond Portfolio	8,799,558,293	2,102,279,294	9,103,894,325	1,844,969,083
Inflation-Protected Bond Portfolio	7,008,666	0	11,030,377	0
Managed Fixed Income Portfolio	27,645,136	4,110,948	31,055,695	18,265,365
Stable Income Portfolio	0	4,066,720	476,521	4,446,977

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2012, Index Portfolio and International Index Portfolio used uninvested cash to enter into futures contracts to gain market exposure. During the six months ended November 30, 2012, Stable Income Portfolio entered into futures contracts to speculate on interest rates and to help shorten or lengthen the duration of the portfolio.

At November 30, 2012, the Portfolios had long and short futures contracts outstanding as follows:

	Expiration date	Contracts	Type	Contract value at November 30, 2012	Unrealized losses
Index Portfolio	12-20-12	133 Long	S&P 500 Index	$47,028,800	$(205,915)
International Index Portfolio	12-21-12	5 Long	MSCI EAFE E-Mini Index	389,825	(725)
Stable Income Portfolio	3-28-13	20 Short	5-Year U.S. Treasury Notes	2,494,375	(4,728)

The receivable and payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin.

As of November 30, 2012, International Index Portfolio and Stable Income Portfolio had segregated $56,719 and $11,000, respectively, as cash collateral for open futures contracts.

164	Wells Fargo Advantage Allocation Funds	Notes to financial statements (unaudited)

The Portfolios had average notional amounts in futures contracts outstanding during the year ended November 30, 2012 as follows:

	Long contracts	Short contracts
Index Portfolio	$37,388,819	$0
International Index Portfolio	478,653	0
Stable Income Portfolio	0	2,496,761

Core Bond Portfolio entered into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Portfolio’s total return.

At November 30, 2012, Core Bond Portfolio had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations – Buy protection

Expiration date	Counterparty	Reference debt obligation	Rating of reference debt obligation*	Notional amount	Fixed payments made	Value	Upfront premiums paid/ (received)	Unrealized losses
12-20-16	Citibank	Prudential Financial Incorporated, 4.50%, 7-15-13	A	$5,000,000	1.00%	$74,385	$286,257	$(211,872)
6-20-17	Citibank	Mondelez International Incorporated, 6.50%, 8-11-17	BBB-	5,000,000	1.00	(158,755)	(114,158)	(44,597)

Credit default swaps on debt obligations – Sell protection

Expiration date	Counterparty	Reference debt obligation	Rating of reference debt obligation*	Notional amount	Fixed payments received	Value	Upfront premiums paid	Unrealized gains
3-20-17	Citibank	Coca-Cola Company, 5.35%, 11-15-17	AA-	$10,000,000	1.00%	$293,701	$207,876	$85,825

*	Reflects the ratings of a nationally recognized ratings agency at period end. The credit rating serves as an indicator of the current status of the payment/performance risk of the credit derivative. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

Credit default swaps on an index – Buy protection

Expiration date	Counterparty	Reference index	Notional amount	Fixed payments made	Value	Upfront premiums paid	Unrealized losses
12-20-16	Barclays	Markit CDX North America Investment Grade 17 Index	$5,000,000	1.00%	$(54,248)	$78,997	$(133,245)
12-20-16	Barclays	Markit CDX North America Investment Grade 17 Index	5,000,000	1.00	(54,248)	39,548	(93,796)
12-20-16	Citibank	Markit CDX North America Investment Grade 17 Index	5,000,000	1.00	(54,248)	75,324	(129,572)

Core Bond Portfolio had an average notional balance on credit default swaps of $38,770,492 during the six months ended November 30, 2012.

Core Bond Portfolio's credit default swap contracts may contain provisions for early termination in the event the net assets of the Portfolio declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the credit default swap transactions in net liability positions. On November 30, 2012, the aggregate fair value of credit default swap contracts with net asset contingent features that were in a liability positions amounted to $613,082 for Core Bond Portfolio.

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Allocation Funds	165

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

166	Wells Fargo Advantage Allocation Funds	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available without charge on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Funds are publicly available on the website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, each Fund’s and Portfolio’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Allocation Funds	167

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

168	Wells Fargo Advantage Allocation Funds	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director, General Counsel, and Vice Chair of The Tree Trust (non-profit corporation). Director and General Counsel of The American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of Conservative Allocation Fund, Growth Balanced Fund, Moderate Balanced Fund, International Equity Portfolio, International Growth Portfolio, International Index Portfolio and International Value Portfolio and Assistant Treasurer of the remaining funds in this shareholder report. In addition, Jeremy DePalma acts as Treasurer of 54 other funds and Assistant Treasurer of 64 other funds in the Fund Complex. Nancy Wiser serves as Treasurer of the remaining funds in this shareholder report as well as 64 other funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Allocation Funds	169

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American depositary receipt
ADS	— American depositary shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CR	— Custody receipts
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUF	— Hungarian forint
IBC	— Insured bond certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TCR	— Transferable custody receipts
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

213709 01-13 SAAFNLD/SAR109 11-12

ITEM 2. CODE OF ETHICS

Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. PORTFOLIO OF INVESTMENTS

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Index Portfolio	1

Security name	Shares	Value

Common Stocks: 98.03%

Consumer Discretionary: 11.31%

Auto Components: 0.23%
BorgWarner Incorporated «†	22,221	$1,473,252
Johnson Controls Incorporated	132,792	3,657,092
The Goodyear Tire & Rubber Company †	47,518	598,727

		5,729,071

Automobiles: 0.42%
Ford Motor Company	740,548	8,479,275
Harley-Davidson Incorporated	44,250	2,077,980

		10,557,255

Distributors: 0.08%
Genuine Parts Company	30,115	1,960,185

Diversified Consumer Services: 0.05%
Apollo Group Incorporated Class A «†	19,592	375,970
H&R Block Incorporated	52,640	949,099

		1,325,069

Hotels, Restaurants & Leisure: 1.78%
Carnival Corporation	86,826	3,356,693
Chipotle Mexican Grill Incorporated «†	6,152	1,622,775
Darden Restaurants Incorporated	24,898	1,316,606
International Game Technology	51,862	719,326
Marriott International Incorporated Class A	48,884	1,774,000
McDonald’s Corporation «	195,803	17,042,693
Starbucks Corporation	147,566	7,654,248
Starwood Hotels & Resorts Worldwide Incorporated	38,148	2,058,466
Wyndham Worldwide Corporation	27,608	1,355,277
Wynn Resorts Limited	15,419	1,733,096
Yum! Brands Incorporated	88,511	5,937,318

		44,570,498

Household Durables: 0.39%
D.R. Horton Incorporated «	53,937	1,049,614
Harman International Industries Incorporated	13,041	515,902
Leggett & Platt Incorporated «	27,299	760,277
Lennar Corporation «	31,613	1,202,559
Newell Rubbermaid Incorporated	56,075	1,222,996
Pulte Homes Incorporated «†	65,571	1,102,249
Stanley Black & Decker Incorporated	32,646	2,347,574
Whirlpool Corporation	15,057	1,533,405

		9,734,576

Internet & Catalog Retail: 1.07%
Amazon.com Incorporated †	70,221	17,699,203
Expedia Incorporated	18,186	1,124,986

2	Wells Fargo Advantage Index Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

Security name	Shares	Value

Internet & Catalog Retail (continued)
Netflix Incorporated «†	10,783	$881,079
priceline.com Incorporated †	9,674	6,415,410
TripAdvisor Incorporated «†	21,280	812,683

		26,933,361

Leisure Equipment & Products: 0.13%
Hasbro Incorporated	22,505	865,542
Mattel Incorporated	66,197	2,483,049

		3,348,591

Media: 3.49%
Cablevision Systems Corporation New York Group Class A	41,898	579,868
CBS Corporation Class B	115,573	4,158,317
Comcast Corporation Class A	519,555	19,317,055
DIRECTV Group Incorporated †	121,908	6,058,828
Discovery Communications Incorporated Class A «†	47,988	2,898,955
Gannett Company Incorporated «	44,934	804,319
Interpublic Group of Companies Incorporated	84,875	918,348
McGraw-Hill Companies Incorporated	54,405	2,889,450
News Corporation Class A	395,305	9,740,315
Omnicom Group Incorporated «	51,574	2,565,291
Scripps Networks Interactive Incorporated	16,779	990,632
Time Warner Cable Incorporated	59,486	5,644,627
Time Warner Incorporated	184,249	8,714,978
Viacom Incorporated Class B	91,922	4,744,094
Walt Disney Company	348,387	17,300,898
Washington Post Company Class B «	882	323,747

		87,649,722

Multiline Retail: 0.84%
Big Lots Incorporated «†	11,565	325,670
Dollar General Corporation †	51,621	2,580,792
Dollar Tree Incorporated †	44,721	1,866,655
Family Dollar Stores Incorporated	18,833	1,340,910
JCPenney Company Incorporated «	27,650	496,041
Kohl’s Corporation	41,891	1,870,433
Macy’s Incorporated	78,156	3,024,637
Nordstrom Incorporated	29,660	1,604,309
Target Corporation	127,157	8,027,421

		21,136,868

Specialty Retail: 2.27%
Abercrombie & Fitch Company Class A «	16,033	735,754
AutoNation Incorporated †	7,499	292,011
AutoZone Incorporated †	7,268	2,789,240
Bed Bath & Beyond Incorporated †	45,076	2,646,863
Best Buy Company Incorporated «	51,642	677,027
CarMax Incorporated †	44,338	1,607,696
GameStop Corporation Class A «	23,966	629,108

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Index Portfolio	3

Security name	Shares	Value

Specialty Retail (continued)
Gap Incorporated	57,896	$1,995,096
Home Depot Incorporated	292,694	19,045,599
Limited Brands Incorporated	46,319	2,415,536
Lowe’s Companies Incorporated	221,459	7,992,455
O’Reilly Automotive Incorporated †	23,084	2,171,743
PetSmart Incorporated	21,006	1,484,284
Ross Stores Incorporated	43,479	2,474,825
Staples Incorporated «	132,494	1,550,180
Tiffany & Company	23,113	1,363,205
TJX Companies Incorporated	142,926	6,337,339
Urban Outfitters Incorporated †	21,193	798,976

		57,006,937

Textiles, Apparel & Luxury Goods: 0.62%
Coach Incorporated	55,373	3,202,774
Fossil Incorporated †	10,632	919,030
Nike Incorporated Class B	71,383	6,958,415
Ralph Lauren Corporation	11,858	1,862,773
VF Corporation	17,071	2,740,066

		15,683,058

Consumer Staples: 10.82%

Beverages: 2.42%
Beam Incorporated	30,750	1,725,383
Brown-Forman Corporation Class B «	29,405	2,063,643
Coca-Cola Enterprises Incorporated	53,751	1,675,956
Constellation Brands Incorporated Class A †	28,580	1,025,450
Dr Pepper Snapple Group Incorporated «	40,883	1,833,603
Molson Coors Brewing Company	30,215	1,252,714
Monster Beverage Corporation †	29,803	1,551,246
PepsiCo Incorporated	302,176	21,215,777
The Coca-Cola Company	751,744	28,506,132

		60,849,904

Food & Staples Retailing: 2.38%
Costco Wholesale Corporation	83,947	8,729,649
CVS Caremark Corporation	247,025	11,489,133
Kroger Company	105,758	2,775,090
Safeway Incorporated «	46,503	795,666
Sysco Corporation «	113,899	3,604,903
Wal-Mart Stores Incorporated	326,339	23,502,935
Walgreen Company	166,418	5,643,234
Whole Foods Market Incorporated	33,346	3,113,183

		59,653,793

Food Products: 1.73%
Archer Daniels Midland Company	127,881	3,414,423
Campbell Soup Company «	34,973	1,285,258
ConAgra Foods Incorporated	78,845	2,354,312

4	Wells Fargo Advantage Index Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

Security name	Shares	Value

Food Products (continued)
Dean Foods Company †	35,890	$615,155
General Mills Incorporated	125,875	5,159,616
H.J. Heinz Company «	62,178	3,634,926
Hormel Foods Corporation «	26,032	807,252
JM Smucker Company	21,252	1,879,952
Kellogg Company «	47,927	2,658,031
Kraft Foods Group Incorporated †	114,859	5,193,924
McCormick & Company Incorporated «	25,753	1,662,614
Mead Johnson Nutrition Company	39,564	2,697,869
Mondelez International Incorporated Class A	344,577	8,921,099
The Hershey Company	29,445	2,157,435
Tyson Foods Incorporated Class A «	56,221	1,077,757

		43,519,623

Household Products: 2.20%
Clorox Company	25,167	1,921,500
Colgate-Palmolive Company	86,544	9,390,024
Kimberly-Clark Corporation «	76,675	6,572,581
Procter & Gamble Company	534,787	37,344,176

		55,228,281

Personal Products: 0.15%
Avon Products Incorporated	83,893	1,170,307
Estee Lauder Companies Incorporated Class A	46,612	2,715,149

		3,885,456

Tobacco: 1.94%
Altria Group Incorporated	394,708	13,345,077
Lorillard Incorporated	25,361	3,072,739
Philip Morris International	327,310	29,418,623
Reynolds American Incorporated	63,679	2,784,046

		48,620,485

Energy: 10.79%

Energy Equipment & Services: 1.84%
Baker Hughes Incorporated	85,347	3,682,723
Cameron International Corporation †	47,819	2,579,835
Diamond Offshore Drilling Incorporated «	13,497	931,293
Ensco plc Class A ADR	45,055	2,623,553
FMC Technologies Incorporated †	46,286	1,891,246
Halliburton Company	180,138	6,007,602
Helmerich & Payne Incorporated	20,522	1,071,248
Nabors Industries Limited «†	56,383	828,830
National Oilwell Varco Incorporated	82,797	5,655,035
Noble Corporation	49,047	1,691,631
Rowan Companies plc †	24,115	765,169
Schlumberger Limited	257,664	18,453,896

		46,182,061

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Index Portfolio	5

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 8.95%
Anadarko Petroleum Corporation	97,021	$7,100,967
Apache Corporation	75,961	5,855,833
Cabot Oil & Gas Corporation	40,773	1,920,408
Chesapeake Energy Corporation	100,775	1,716,198
Chevron Corporation	380,981	40,265,882
ConocoPhillips Company	235,824	13,427,819
CONSOL Energy Incorporated «	44,198	1,385,607
Denbury Resources Incorporated †	75,957	1,172,017
Devon Energy Corporation	73,042	3,774,080
EOG Resources Incorporated	52,430	6,166,817
EQT Corporation	29,046	1,744,503
Exxon Mobil Corporation	896,260	78,996,356
Hess Corporation	57,690	2,862,001
Kinder Morgan Incorporated	122,847	4,153,457
Marathon Oil Corporation	136,887	4,222,964
Marathon Petroleum Corporation	65,686	3,910,944
Murphy Oil Corporation	35,832	2,033,108
Newfield Exploration Company †	26,209	637,927
Noble Energy Incorporated	34,528	3,375,112
Occidental Petroleum Corporation	157,264	11,827,825
Peabody Energy Corporation	52,101	1,308,256
Phillips 66 Incorporated	121,727	6,374,843
Pioneer Natural Resources Company	23,889	2,556,123
QEP Resources Incorporated	34,517	970,618
Range Resources Corporation	31,549	2,019,767
Southwestern Energy Company «†	67,603	2,346,500
Spectra Energy Corporation	126,765	3,543,082
Tesoro Petroleum Corporation	27,144	1,147,648
The Williams Companies Incorporated	121,639	3,994,625
Valero Energy Corporation	107,103	3,455,143
WPX Energy Incorporated «†	38,646	610,220

		224,876,650

Financials: 14.67%

Capital Markets: 1.87%
Ameriprise Financial Incorporated	40,916	2,482,374
Bank of New York Mellon Corporation	229,368	5,491,070
BlackRock Incorporated	24,843	4,895,065
Charles Schwab Corporation	212,754	2,787,077
E*TRADE Financial Corporation †	49,857	419,796
Federated Investors Incorporated Class B «	18,195	361,171
Franklin Resources Incorporated «	26,832	3,542,361
Goldman Sachs Group Incorporated	87,501	10,306,743
Invesco Limited	86,448	2,160,336
Legg Mason Incorporated «	23,339	595,845
Morgan Stanley	268,504	4,529,662
Northern Trust Corporation	42,497	2,040,706
State Street Corporation	93,026	4,134,075
T. Rowe Price Group Incorporated «	49,286	3,187,326

		46,933,607

6	Wells Fargo Advantage Index Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

Security name	Shares	Value

Commercial Banks: 2.68%
Branch Banking & Trust Corporation	135,747	$3,823,993
Comerica Incorporated	37,570	1,111,696
Fifth Third Bancorp	178,422	2,612,098
First Horizon National Corporation	48,311	457,022
Huntington Bancshares Incorporated	166,672	1,025,033
KeyCorp	183,189	1,480,167
M&T Bank Corporation «	23,368	2,283,755
PNC Financial Services Group Incorporated	102,793	5,770,799
Regions Financial Corporation	274,423	1,830,401
SunTrust Banks Incorporated	104,555	2,838,668
US Bancorp	368,003	11,871,777
Wells Fargo & Company (l)	953,829	31,485,895
Zions Bancorporation «	35,755	717,603

		67,308,907

Consumer Finance: 0.91%
American Express Company	191,501	10,704,906
Capital One Financial Corporation	112,810	6,497,856
Discover Financial Services	99,979	4,160,126
SLM Corporation	91,142	1,508,400

		22,871,288

Diversified Financial Services: 4.44%
Bank of America Corporation	2,092,520	20,632,247
Berkshire Hathaway Incorporated Class B †	356,069	31,362,558
Citigroup Incorporated	569,389	19,683,778
CME Group Incorporated «	59,398	3,282,927
InterContinental Exchange Incorporated †	14,128	1,867,015
JPMorgan Chase & Company	737,590	30,300,197
Leucadia National Corporation «	38,467	852,044
Moody’s Corporation «	37,552	1,824,276
NASDAQ Stock Market Incorporated	23,007	557,460
NYSE Euronext Incorporated	47,765	1,115,313

		111,477,815

Insurance: 2.57%
ACE Limited	65,840	5,216,503
AFLAC Incorporated «	90,923	4,818,010
Allstate Corporation	94,156	3,811,435
American International Group Incorporated †	226,447	7,502,189
Aon plc	62,601	3,555,737
Assurant Incorporated	15,744	538,602
Chubb Corporation	51,619	3,974,147
Cincinnati Financial Corporation	28,401	1,150,809
Genworth Financial Incorporated †	95,458	567,975
Lincoln National Corporation	54,206	1,338,888
Loews Corporation	60,681	2,480,639
Marsh & McLennan Companies Incorporated	105,664	3,721,486
MetLife Incorporated	206,253	6,845,537

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Index Portfolio	7

Security name	Shares	Value

Insurance (continued)
Principal Financial Group Incorporated «	53,864	$1,462,408
Prudential Financial Incorporated	90,481	4,715,870
The Hartford Financial Services Group Incorporated «	84,621	1,792,273
The Progressive Corporation «	108,816	2,312,340
The Travelers Companies Incorporated	74,824	5,299,036
Torchmark Corporation	18,523	963,011
UnumProvident Corporation	54,394	1,109,094
XL Group plc	59,358	1,444,180

		64,620,169

Real Estate Management & Development: 0.05%
CBRE Group Incorporated †	58,631	1,109,885

REITs: 2.09%
American Tower Corporation	76,726	5,749,079
Apartment Investment & Management Company Class A	28,260	708,478
AvalonBay Communities Incorporated	21,632	2,850,881
Boston Properties Incorporated	29,273	3,004,288
Equity Residential Corporation	62,136	3,449,169
HCP Incorporated	87,671	3,949,579
Health Care REIT Incorporated	49,428	2,910,815
Host Hotels & Resorts Incorporated «	140,302	2,061,036
Kimco Realty Corporation «	79,017	1,521,867
Plum Creek Timber Company «	31,362	1,343,862
Prologis Incorporated	89,448	3,035,865
Public Storage Incorporated	27,982	3,935,388
Simon Property Group Incorporated	58,896	8,959,848
Ventas Incorporated	57,352	3,650,455
Vornado Realty Trust	32,832	2,509,350
Weyerhaeuser Company	104,416	2,877,705

		52,517,665

Thrifts & Mortgage Finance: 0.06%
Hudson City Bancorp Incorporated	92,291	743,865
People’s United Financial Incorporated	68,203	831,395

		1,575,260

Health Care: 11.92%

Biotechnology: 1.64%
Alexion Pharmaceuticals Incorporated †	37,486	3,599,406
Amgen Incorporated	149,657	13,289,542
Biogen Idec Incorporated †	45,891	6,841,889
Celgene Corporation †	83,768	6,583,327
Gilead Sciences Incorporated «†	146,900	11,017,500

		41,331,664

Health Care Equipment & Supplies: 1.75%
Baxter International Incorporated	106,254	7,041,453
Becton Dickinson & Company «	38,747	2,970,732

8	Wells Fargo Advantage Index Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
Boston Scientific Corporation †	275,518	$1,526,370
C.R. Bard Incorporated	15,137	1,498,714
CareFusion Corporation †	43,089	1,203,045
Covidien plc	93,219	5,416,956
DENTSPLY International Incorporated	27,530	1,092,941
Edwards Lifesciences Corporation †	22,468	1,949,548
Intuitive Surgical Incorporated †	7,754	4,101,866
Medtronic Incorporated	198,077	8,341,022
St. Jude Medical Incorporated	60,962	2,089,777
Stryker Corporation	56,141	3,040,597
Varian Medical Systems Incorporated †	21,497	1,486,733
Zimmer Holdings Incorporated	33,920	2,237,702

		43,997,456

Health Care Providers & Services: 1.87%
Aetna Incorporated	64,890	2,802,599
AmerisourceBergen Corporation «	48,859	2,062,827
Cardinal Health Incorporated	66,227	2,678,882
CIGNA Corporation	55,990	2,926,597
Coventry Health Care Incorporated	25,989	1,135,200
DaVita Incorporated †	16,152	1,744,416
Express Scripts Holding Corporation †	157,420	8,477,067
Humana Incorporated	31,399	2,053,809
Laboratory Corporation of America Holdings «†	18,621	1,575,150
McKesson Corporation	45,825	4,329,088
Patterson Companies Incorporated	16,497	562,548
Quest Diagnostics Incorporated	30,824	1,781,011
Tenet Healthcare Corporation †	20,229	585,832
UnitedHealth Group Incorporated	200,517	10,906,120
WellPoint Incorporated	58,960	3,295,864

		46,917,010

Health Care Technology: 0.09%
Cerner Corporation †	28,251	2,181,542

Life Sciences Tools & Services: 0.43%
Agilent Technologies Incorporated	67,656	2,590,548
Life Technologies Corporation †	34,036	1,679,677
PerkinElmer Incorporated	22,149	701,016
Thermo Fisher Scientific Incorporated	70,978	4,510,652
Waters Corporation †	17,024	1,439,379

		10,921,272

Pharmaceuticals: 6.14%
Abbott Laboratories	304,712	19,806,280
Allergan Incorporated	59,713	5,538,381
Bristol-Myers Squibb Company	326,009	10,637,674
Eli Lilly & Company	198,278	9,723,553
Forest Laboratories Incorporated †	45,398	1,609,813
Hospira Incorporated †	32,059	955,358

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Index Portfolio	9

Security name	Shares	Value

Pharmaceuticals (continued)
Johnson & Johnson Services Incorporated «	535,324	$37,328,143
Merck & Company Incorporated	591,359	26,197,204
Mylan Laboratories Incorporated †	78,810	2,142,056
Perrigo Company «	17,066	1,766,331
Pfizer Incorporated	1,450,322	36,287,056
Watson Pharmaceuticals Incorporated †	24,784	2,181,240

		154,173,089

Industrials: 9.75%

Aerospace & Defense: 2.24%
Boeing Company	131,376	9,758,609
General Dynamics Corporation	64,388	4,281,802
Honeywell International Incorporated	151,560	9,295,175
L-3 Communications Holdings Incorporated	18,748	1,440,784
Lockheed Martin Corporation «	52,282	4,877,911
Northrop Grumman Corporation	48,000	3,201,600
Precision Castparts Corporation	28,222	5,175,633
Raytheon Company	64,467	3,683,000
Rockwell Collins Incorporated «	27,601	1,578,225
United Technologies Corporation	162,875	13,047,916

		56,340,655

Air Freight & Logistics: 0.75%
C.H. Robinson Worldwide Incorporated «	31,353	1,935,734
Expeditors International of Washington Incorporated «	40,880	1,529,730
FedEx Corporation	56,700	5,076,351
United Parcel Service Incorporated Class B	139,573	10,204,182

		18,745,997

Airlines: 0.05%
Southwest Airlines Company	144,279	1,374,979

Building Products: 0.05%
Masco Corporation	69,337	1,175,956

Commercial Services & Supplies: 0.56%
Avery Dennison Corporation	19,701	658,998
Cintas Corporation «	20,883	865,392
Dun & Bradstreet Corporation «	8,715	690,054
Equifax Incorporated	23,274	1,192,560
Iron Mountain Incorporated	32,239	1,018,760
Pitney Bowes Incorporated «	38,957	435,929
Republic Services Incorporated	58,158	1,655,758
Robert Half International Incorporated	27,533	778,083
RR Donnelley & Sons Company «	35,008	329,075
Stericycle Incorporated «†	16,631	1,554,500
The ADT Corporation	44,646	2,049,251
Waste Management Incorporated «	84,607	2,755,650

		13,984,010

10	Wells Fargo Advantage Index Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

Security name	Shares	Value

Construction & Engineering: 0.15%
Fluor Corporation	32,420	$1,720,854
Jacobs Engineering Group Incorporated †	25,191	1,031,320
Quanta Services Incorporated †	41,381	1,070,113

		3,822,287

Electrical Equipment: 0.54%
Cooper Industries plc	31,042	2,312,629
Emerson Electric Company «	141,222	7,093,581
Rockwell Automation Incorporated	27,406	2,171,651
Roper Industries Incorporated «	18,991	2,118,066

		13,695,927

Industrial Conglomerates: 2.57%
3M Company	123,492	11,231,597
Danaher Corporation	113,412	6,120,846
General Electric Company	2,050,171	43,320,113
Textron Incorporated	54,549	1,281,356
Tyco International Limited	89,292	2,533,214

		64,487,126

Machinery: 1.88%
Caterpillar Incorporated «	126,843	10,812,097
Cummins Incorporated	34,383	3,375,035
Deere & Company	76,049	6,391,918
Dover Corporation	35,495	2,257,127
Eaton Corporation «	65,551	3,419,140
Flowserve Corporation	9,928	1,375,524
Illinois Tool Works Incorporated	83,746	5,156,241
Ingersoll-Rand plc	55,662	2,715,192
Joy Global Incorporated «	20,558	1,171,600
Paccar Incorporated «	68,639	3,015,998
Pall Corporation	22,563	1,342,047
Parker Hannifin Corporation	29,017	2,383,747
Pentair Limited	40,692	1,973,155
Snap-On Incorporated	11,293	897,116
Xylem Incorporated	36,036	940,179

		47,226,116

Road & Rail: 0.78%
CSX Corporation	201,931	3,990,157
Norfolk Southern Corporation	62,039	3,745,915
Ryder System Incorporated	9,926	467,217
Union Pacific Corporation	91,959	11,290,726

		19,494,015

Trading Companies & Distributors: 0.18%
Fastenal Company «	52,328	2,187,834
W.W. Grainger Incorporated	11,638	2,258,005

		4,445,839

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Index Portfolio	11

Security name	Shares	Value

Information Technology: 18.81%

Communications Equipment: 1.92%
Cisco Systems Incorporated	1,027,151	$19,423,425
F5 Networks Incorporated †	15,345	1,437,520
Harris Corporation «	21,987	1,036,247
JDS Uniphase Corporation †	45,030	546,214
Juniper Networks Incorporated †	102,246	1,838,383
Motorola Solutions Incorporated	55,591	3,026,930
QUALCOMM Incorporated	330,733	21,041,233

		48,349,952

Computers & Peripherals: 5.24%
Apple Incorporated	182,013	106,528,569
Dell Incorporated	282,913	2,727,281
EMC Corporation †	407,501	10,114,175
Hewlett-Packard Company «	381,762	4,959,088
NetApp Incorporated †	70,544	2,236,950
SanDisk Corporation †	46,900	1,833,790
Seagate Technology plc «	68,651	1,723,140
Western Digital Corporation	43,209	1,444,909

		131,567,902

Electronic Equipment, Instruments & Components: 0.41%
Amphenol Corporation Class A	31,258	1,935,495
Corning Incorporated	289,117	3,535,901
FLIR Systems Incorporated	29,329	598,312
Jabil Circuit Incorporated	36,307	689,833
Molex Incorporated	26,735	705,269
TE Connectivity Limited	83,066	2,923,093

		10,387,903

Internet Software & Services: 2.15%
Akamai Technologies Incorporated †	34,427	1,260,717
eBay Incorporated †	225,195	11,894,800
Google Incorporated Class A †	51,434	35,919,963
VeriSign Incorporated †	30,366	1,036,392
Yahoo! Incorporated †	202,411	3,799,254

		53,911,126

IT Services: 3.76%
Accenture plc	123,257	8,371,615
Automatic Data Processing Incorporated	94,075	5,339,697
Cognizant Technology Solutions Corporation Class A †	57,971	3,897,390
Computer Sciences Corporation	30,160	1,147,890
Fidelity National Information Services Incorporated	48,623	1,755,290
Fiserv Incorporated †	26,343	2,028,148
International Business Machines Corporation	208,575	39,643,850
MasterCard Incorporated	20,839	10,183,603
Paychex Incorporated «	62,688	2,039,868
SAIC Incorporated	55,089	635,176

12	Wells Fargo Advantage Index Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

Security name	Shares	Value

IT Services (continued)
Teradata Corporation †	32,736	$1,947,137
Total System Services Incorporated	31,404	689,318
Visa Incorporated Class A	101,486	15,193,469
Western Union Company	116,964	1,474,916

		94,347,367

Office Electronics: 0.07%
Xerox Corporation	253,815	1,728,480

Semiconductors & Semiconductor Equipment: 1.88%
Advanced Micro Devices Incorporated «†	116,776	256,907
Altera Corporation	62,118	2,012,002
Analog Devices Incorporated	58,037	2,356,302
Applied Materials Incorporated	240,280	2,578,204
Broadcom Corporation Class A	99,856	3,233,337
First Solar Incorporated «†	11,652	314,487
Intel Corporation	971,414	19,010,572
KLA-Tencor Corporation	32,332	1,470,136
Lam Research Corporation †	33,269	1,168,407
Linear Technology Corporation	44,711	1,483,958
LSI Corporation †	108,260	729,672
Microchip Technology Incorporated «	37,608	1,144,035
Micron Technology Incorporated †	197,571	1,181,475
NVIDIA Corporation	120,281	1,440,966
Teradyne Incorporated «†	36,424	569,671
Texas Instruments Incorporated «	220,914	6,510,336
Xilinx Incorporated	50,905	1,763,858

		47,224,325

Software: 3.38%
Adobe Systems Incorporated †	95,484	3,304,701
Autodesk Incorporated †	44,056	1,459,575
BMC Software Incorporated †	28,486	1,166,787
CA Incorporated	66,483	1,473,263
Citrix Systems Incorporated †	36,302	2,220,230
Electronic Arts Incorporated †	61,821	915,569
Intuit Incorporated	53,599	3,211,116
Microsoft Corporation	1,464,995	38,998,167
Oracle Corporation	739,454	23,736,473
Red Hat Incorporated †	37,479	1,851,463
Salesforce.com Incorporated «†	24,830	3,914,946
Symantec Corporation †	136,489	2,560,534

		84,812,824

Materials: 3.46%

Chemicals: 2.38%
Air Products & Chemicals Incorporated	41,106	3,409,332
Airgas Incorporated	13,463	1,192,418
CF Industries Holdings Incorporated	12,174	2,605,601

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Index Portfolio	13

Security name	Shares	Value

Chemicals (continued)
Dow Chemical Company	232,632	$7,023,160
E.I. du Pont de Nemours & Company	180,647	7,793,112
Eastman Chemical Company	29,692	1,806,758
Ecolab Incorporated	51,116	3,684,441
FMC Corporation	26,663	1,478,730
International Flavors & Fragrances Incorporated	15,820	1,028,775
LyondellBasell Industries NV Class A	65,866	3,275,516
Monsanto Company	103,481	9,477,825
Mosaic Company	53,698	2,902,914
PPG Industries Incorporated	29,647	3,684,233
Praxair Incorporated	57,895	6,206,923
Sherwin-Williams Company «	16,540	2,522,681
Sigma-Aldrich Corporation «	23,448	1,700,449

		59,792,868

Construction Materials: 0.05%
Vulcan Materials Company «	25,124	1,327,552

Containers & Packaging: 0.13%
Ball Corporation	30,044	1,342,666
Bemis Company Incorporated	20,054	673,814
Owens-Illinois Incorporated †	32,051	641,982
Sealed Air Corporation «	37,699	634,097

		3,292,559

Metals & Mining: 0.73%
Alcoa Incorporated «	207,154	1,742,165
Allegheny Technologies Incorporated	20,810	544,806
Cliffs Natural Resources Incorporated «	27,667	795,426
Freeport-McMoRan Copper & Gold Incorporated Class B	184,312	7,190,011
Newmont Mining Corporation	96,338	4,536,556
Nucor Corporation	61,640	2,538,335
Titanium Metals Corporation «	14,276	237,267
United States Steel Corporation «	28,014	603,982

		18,188,548

Paper & Forest Products: 0.17%
International Paper Company	84,915	3,153,743
MeadWestvaco Corporation	33,709	1,041,945

		4,195,688

Telecommunication Services: 3.07%

Diversified Telecommunication Services: 2.76%
AT&T Incorporated	1,120,145	38,230,549
CenturyTel Incorporated «	120,898	4,695,678
Frontier Communications Corporation «	193,880	932,563
Verizon Communications Incorporated	553,156	24,405,243
Windstream Corporation «	114,169	956,736

		69,220,769

14	Wells Fargo Advantage Index Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

Security name	Shares	Value

Wireless Telecommunication Services: 0.31%
Crown Castle International Corporation †	56,898	$3,841,753
MetroPCS Communications Incorporated †	61,391	653,814
Sprint Nextel Corporation †	582,572	3,338,138

		7,833,705

Utilities: 3.37%

Electric Utilities: 1.99%
American Electric Power Company Incorporated	94,152	4,015,583
Consolidated Edison Incorporated	56,870	3,172,777
Duke Energy Corporation	136,717	8,725,279
Edison International	63,261	2,877,110
Entergy Corporation	34,429	2,187,619
Exelon Corporation	165,735	5,008,512
FirstEnergy Corporation «	81,203	3,447,879
Nextera Energy Incorporated	82,085	5,640,060
Northeast Utilities	60,930	2,360,428
Pepco Holdings Incorporated «	44,442	877,285
Pinnacle West Capital Corporation	21,270	1,094,554
PPL Corporation	112,759	3,309,477
The Southern Company «	169,856	7,397,229

		50,113,792

Gas Utilities: 0.11%
AGL Resources Incorporated	22,818	889,446
ONEOK Incorporated	39,815	1,786,499

		2,675,945

Independent Power Producers & Energy Traders: 0.09%
AES Corporation	120,546	1,286,226
NRG Energy Incorporated «	44,240	933,464

		2,219,690

Multi-Utilities: 1.18%
Ameren Corporation	47,112	1,411,947
CenterPoint Energy Incorporated	82,984	1,637,274
CMS Energy Corporation	51,452	1,256,972
Dominion Resources Incorporated	111,326	5,689,872
DTE Energy Company	33,349	2,020,282
Integrys Energy Group Incorporated «	15,128	804,356
NiSource Incorporated	60,144	1,453,680
PG&E Corporation	82,805	3,390,865
Public Service Enterprise Group Incorporated	98,235	2,955,891
SCANA Corporation «	25,494	1,181,392
Sempra Energy	43,645	2,986,191
TECO Energy Incorporated «	39,530	664,499
Wisconsin Energy Corporation	44,745	1,679,280
Xcel Energy Incorporated	94,667	2,560,740

		29,693,241

Total Common Stocks (Cost $1,927,101,077)		2,462,065,216

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Index Portfolio	15

Security name			Shares	Value

Investment Companies: 0.10%
SPDR S&P 500 ETF «			16,917	2,403,229

Total Investment Companies (Cost $2,358,744)				2,403,229

			Principal
Other: 0.05%
Gryphon Funding Limited, Pass-Through Entity (i)(a)(v)			$4,147,337	1,368,621

Total Other (Cost $392,952)				1,368,621

	Yield		Shares
Short-Term Investments: 8.03%

Investment Companies: 7.90%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16%		39,179,893	39,179,893
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.21		159,290,071	159,290,071

				198,469,964

		Maturity date	Principal
U.S. Treasury Securities: 0.13%
U.S. Treasury Bill #(z)	0.05	1-31-13	$2,000,000	1,999,820
U.S. Treasury Bill #(z)	0.08	2-21-13	500,000	499,911
U.S. Treasury Bill #(z)	0.09	1-24-13	750,000	749,897

				3,249,628

Total Short-Term Investments (Cost $201,719,510)				201,719,592

Total investments in securities
(Cost $2,131,572,283) *	106.21%	2,667,556,658
Other assets and liabilities, net	(6.21)	(156,053,926)

Total net assets	100.00%	$2,511,502,732

16	Wells Fargo Advantage Index Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

«	All or a portion of this security is on loan.
†	Non-income-earning security

(l)	Investment in an affiliate

(i)	Illiquid security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(v)	Security represents investment of cash collateral received from securities on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $2,236,771,410 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$617,641,282
Gross unrealized depreciation	(186,856,034)

Net unrealized appreciation	$430,785,248

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage International Index Portfolio	1

Security name	Shares	Value

Common Stocks: 98.26%

Australia: 8.86%
AGL Energy Limited (Utilities, Multi-Utilities)	1,195	$17,921
ALS Limited (Consumer Staples, Household Products)	795	7,882
Alumina Limited (Materials, Metals & Mining)	5,836	5,786
Amcor Limited (Materials, Containers & Packaging)	2,538	20,924
AMP Limited (Financials, Insurance)	6,073	29,154
APA Group (Utilities, Gas Utilities)	1,419	8,293
Asciano Group (Industrials, Road & Rail)	2,064	9,370
ASX Limited (Financials, Diversified Financial Services)	380	11,675
Australia & New Zealand Banking Group Limited (Financials, Commercial Banks)	5,621	142,898
Bendigo Bank Limited (Financials, Commercial Banks)	718	6,054
BHP Billiton Limited (Materials, Metals & Mining)	6,732	241,607
Boral Limited (Materials, Construction Materials)	1,741	7,304
Brambles Limited (Industrials, Commercial Services & Supplies)	3,252	24,571
Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	284	5,418
Centro Retail Australia (Financials, Real Estate Management & Development)	2,252	5,123
CFS Retail Property Trust (Financials, REITs)	4,181	8,465
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	1,246	17,866
Cochlear Limited (Health Care, Health Care Equipment & Supplies)	129	10,151
Commonwealth Bank of Australia (Financials, Commercial Banks)	3,324	207,060
Computershare Limited (Information Technology, IT Services)	1,006	9,134
Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	907	9,702
CSL Limited (Health Care, Biotechnology)	1,057	57,029
Dexus Property Group (Financials, REITs)	9,730	10,205
Echo Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,738	6,421
Flight Centre Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	115	3,239
Fortescue Metals Group Limited (Materials, Metals & Mining)	3,038	12,396
Goodman Group (Financials, REITs)	3,061	14,758
GPT Group (Financials, REITs)	2,748	10,009
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	1,114	2,098
Iluka Resources Limited (Materials, Metals & Mining)	969	8,323
Incitec Pivot Limited (Materials, Chemicals)	3,532	11,611
Insurance Australia Group Limited (Financials, Insurance)	4,495	21,719
Leighton Holdings Limited (Industrials, Construction & Engineering)	343	6,168
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	1,186	10,644
Macquarie Group Limited (Financials, Capital Markets)	676	23,111
Metcash Limited (Consumer Staples, Food & Staples Retailing)	1,950	6,980
Mirvac Group (Financials, REITs)	7,412	11,371
National Australia Bank Limited (Financials, Commercial Banks)	4,698	119,139
Newcrest Mining Limited (Materials, Metals & Mining)	1,609	43,070
Orica Limited (Materials, Chemicals)	773	19,425
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)	2,292	26,263
OZ Minerals Limited (Materials, Metals & Mining)	672	5,155
Qantas Airways Limited (Industrials, Airlines) †	2,792	3,861
QBE Insurance Group Limited (Financials, Insurance)	2,501	28,554
QR National Limited (Industrials, Road & Rail)	3,730	14,052
Ramsay Health Care Limited (Health Care, Health Care Providers & Services)	275	7,628
Rio Tinto Limited (Materials, Metals & Mining)	922	56,529
Santos Limited (Energy, Oil, Gas & Consumable Fuels)	2,009	23,356
Shopping Centres Australasia Property Group (Financials, REITs) †	521	788

2	Wells Fargo Advantage International Index Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

Security name	Shares	Value

Australia (continued)
Sims Group Limited (Materials, Metals & Mining)	397	$3,720
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	810	11,361
SP AusNet (Utilities, Electric Utilities)	4,264	4,717
Stockland (Financials, REITs)	4,763	16,851
SunCorp-Metway Limited (Financials, Insurance)	2,699	27,294
Sydney Airport (Industrials, Transportation Infrastructure)	389	1,441
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,532	4,477
Tattersall’s Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,975	9,097
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	9,217	41,457
Toll Holdings Limited (Industrials, Air Freight & Logistics)	1,429	6,935
Transurban Group (Industrials, Transportation Infrastructure)	2,778	18,004
Treasury Wine Estates Limited (Consumer Staples, Beverages)	1,353	7,100
Wesfarmers Limited (Consumer Staples, Food & Staples Retailing)	2,101	77,947
Westfield Group (Financials, REITs)	4,566	49,652
Westfield Retail Trust (Financials, REITs)	6,141	19,162
Westpac Banking Corporation (Financials, Commercial Banks)	6,378	169,730
Whitehaven Coal Limited (Energy, Oil, Gas & Consumable Fuels)	1,128	3,496
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	1,395	49,207
Woolworths Limited (Consumer Staples, Food & Staples Retailing)	2,569	78,500
WorleyParsons Limited (Energy, Energy Equipment & Services)	449	11,508

		1,981,916

Austria: 0.30%
Andritz AG (Industrials, Machinery)	165	10,515
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Commercial Banks) †	480	14,118
IMMOEAST AG (Financials, REITs) †(a)	2,181	0
IMMOFINANZ Immobilien Anlagen AG (Financials, REITs)	1,946	7,858
OMV AG (Energy, Oil, Gas & Consumable Fuels)	332	11,865
Raiffeisen International Bank Holdings AG (Financials, Commercial Banks)	103	4,242
Telekom Austria AG (Telecommunication Services, Diversified Telecommunication Services)	501	3,258
Verbund – Oesterreichische Elektrizitaetswirtschafts AG (Utilities, Electric Utilities)	178	4,070
Voestalpine AG (Materials, Metals & Mining)	230	7,426
Wiener Staedtische Allgemeine Versicherung AG (Financials, Insurance)	97	4,605

		67,957

Belgium: 1.16%
Ageas NV (Financials, Insurance)	498	13,310
Ageas NV VVPR Strip (Financials, Insurance) †	455	1
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	1,685	147,680
Anheuser-Busch InBev NV VVPR Strip (Consumer Staples, Beverages) †	2,600	3
Belgacom SA (Telecommunication Services, Diversified Telecommunication Services)	322	9,460
Colruyt SA (Consumer Staples, Food & Staples Retailing)	159	7,316
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	231	8,541
Groupe Bruxelles Lambert SA (Financials, Diversified Financial Services)	175	13,617
KBC Groep NV (Financials, Commercial Banks)	352	10,605
Solvay SA (Materials, Chemicals)	129	17,482
Telenet Group Holding NV (Telecommunication Services, Diversified Telecommunication Services)	120	5,481
UCB SA (Health Care, Pharmaceuticals)	239	13,566
Umicore (Materials, Metals & Mining)	249	12,936

		259,998

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage International Index Portfolio	3

Security name	Shares	Value

Denmark: 1.17%
A.P. Moller-Maersk A/S Class A (Industrials, Marine)	1	$6,764
A.P. Moller-Maersk A/S Class B (Industrials, Marine)	3	21,421
Carlsberg A/S (Consumer Staples, Beverages)	226	22,004
Coloplast A/S (Health Care, Health Care Equipment & Supplies)	49	11,438
Danske Bank A/S (Financials, Commercial Banks) †	1,414	24,243
DSV A/S (Industrials, Road & Rail)	430	10,150
Novo Nordisk A/S Class B (Health Care, Pharmaceuticals)	854	135,626
Novozymes A/S B Shares (Materials, Chemicals)	517	14,240
TDC A/S (Telecommunication Services, Diversified Telecommunication Services)	1,000	6,818
Trygvesta A/S (Financials, Insurance)	62	4,412
William Demant Holding A/S (Health Care, Health Care Equipment & Supplies) †	59	4,793

		261,909

Finland: 0.79%
Elisa Oyj (Telecommunication Services, Diversified Telecommunication Services)	309	6,563
Fortum Oyj (Energy, Oil, Gas & Consumable Fuels)	958	17,256
Kesko Oyj (Consumer Staples, Food & Staples Retailing)	102	3,220
Kone Oyj (Industrials, Machinery)	327	24,496
Metso Oyj (Industrials, Machinery)	268	10,077
Neste Oil Oyj Limited (Energy, Oil, Gas & Consumable Fuels)	314	4,012
Nokia Oyj (Telecommunication Services, Diversified Telecommunication Services) «	7,831	25,971
Nokian Renkaat Oyj (Consumer Discretionary, Auto Components)	235	9,811
Orion Oyj (Health Care, Pharmaceuticals)	227	6,079
Pohjola Bank plc (Financials, Diversified Financial Services)	293	4,093
Sampo Oyj (Financials, Insurance)	887	28,321
Stora Enso Oyj (Materials, Paper & Forest Products)	1,289	8,441
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	1,140	12,825
Wartsila Oyj (Industrials, Machinery)	365	15,395

		176,560

France: 9.05%
Accor SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	313	10,397
Aeroports de Paris (Industrials, Transportation Infrastructure)	71	5,478
Air Liquide SA (Materials, Chemicals)	652	79,632
Alstom SA (Industrials, Machinery)	449	16,342
Arkema SA (Industrials, Professional Services)	131	13,400
Atos Origin SA (Information Technology, IT Services)	122	8,662
AXA SA (Financials, Insurance)	3,742	61,490
BNP Paribas SA (Financials, Commercial Banks)	2,097	117,122
Bouygues SA (Industrials, Construction & Engineering)	400	9,876
Bureau Veritas SA (Industrials, Commercial Services & Supplies)	120	13,314
Cap Gemini SA (Information Technology, IT Services)	323	13,674
Carrefour SA (Consumer Staples, Food & Staples Retailing)	1,222	30,172
Casino Guichard Perrachon SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	117	10,623
Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	119	19,230
CNP Assurances (Financials, Insurance)	314	4,574
Compagnie de Saint-Gobain (Industrials, Building Products)	830	33,118
Compagnie Generale de Geophysique – Veritas (Energy, Energy Equipment & Services) †	336	10,247
Compagnie Generale des Etablissements Michelin (Consumer Discretionary, Auto Components)	381	35,434
Credit Agricole SA (Financials, Commercial Banks) †	2,136	16,193

4	Wells Fargo Advantage International Index Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

Security name	Shares	Value

France (continued)
Dassault Systemes SA (Information Technology, Software)	135	$15,275
Edenred (Consumer Staples, Commercial Services & Supplies)	367	11,181
Electricite de France SA (Utilities, Electric Utilities)	509	9,344
Essilor International SA Cie Generale d’Optique (Health Care, Health Care Equipment & Supplies)	426	41,137
Eurazeo (Financials, Diversified Financial Services)	70	3,351
Eutelsat Communications SA (Consumer Discretionary, Media)	299	9,249
Fonciere des Regions (Financials, REITs)	58	4,868
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	3,924	41,536
GDF Suez (Utilities, Gas Utilities)	2,671	60,079
GDF Suez VVPR Strip (Utilities, Gas Utilities) †	1,701	2
Gecina SA (Financials, REITs)	46	5,085
Groupe Danone SA (Consumer Staples, Food Products)	1,208	76,629
Groupe Eurotunnel SA (Industrials, Transportation Infrastructure)	1,224	9,231
ICADE (Financials, REITs)	59	5,329
ILIAD SA (Telecommunication Services, Diversified Telecommunication Services)	50	8,896
Imerys SA (Materials, Construction Materials)	71	4,217
JC Decaux SA (Consumer Discretionary, Media)	167	3,778
Klepierre (Financials, REITs)	211	8,090
L’Oreal SA (Consumer Staples, Personal Products)	510	69,213
Lafarge SA (Materials, Construction Materials)	392	22,773
Lagardere SCA (Consumer Discretionary, Media)	248	7,465
Legrand SA (Industrials, Electrical Equipment)	476	19,278
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods) «	531	93,161
Natixis (Financials, Commercial Banks)	1,905	6,102
Pernod-Ricard SA (Consumer Staples, Beverages)	448	50,725
Peugeot SA (Consumer Discretionary, Automobiles) †	585	3,589
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	159	29,653
Publicis Groupe SA (Consumer Discretionary, Media)	344	19,459
Remy Cointreau SA (Consumer Staples, Beverages)	47	5,265
Renault SA (Consumer Discretionary, Automobiles)	416	20,805
Rexel SA (Industrials, Trading Companies & Distributors)	269	5,234
Safran SA (Industrials, Aerospace & Defense)	492	20,150
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	2,482	221,632
Schneider Electric SA (Industrials, Electrical Equipment)	1,104	77,591
SCOR SE (Financials, Insurance)	343	9,058
Societe BIC SA (Industrials, Commercial Services & Supplies)	53	6,624
Societe Generale SA (Financials, Diversified Financial Services)†	1,478	53,447
Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	206	16,635
Suez Environnement SA (Utilities, Water Utilities)	613	6,681
Technip SA (Energy, Energy Equipment & Services)	211	24,511
Thales SA (Industrials, Aerospace & Defense)	214	7,697
Total SA (Energy, Oil, Gas & Consumable Fuels)	4,441	222,222
Unibail-Rodamco SA (Financials, Real Estate Management & Development)	194	45,529
Vallourec SA (Industrials, Machinery)	216	11,217
Veolia Environnement SA (Utilities, Multi-Utilities)	709	7,709
Vinci SA (Industrials, Construction & Engineering)	974	42,974
Vivendi SA (Consumer Discretionary, Media)	2,672	57,408
Wendel SA (Industrials, Industrial Conglomerates)	72	6,754
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	71	7,932

		2,024,748

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage International Index Portfolio	5

Security name	Shares	Value

Germany: 8.04%
Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	443	$38,959
Allianz AG (Financials, Insurance)	955	124,141
Axel Springer AG (Consumer Discretionary, Media)	100	4,356
BASF SE (Materials, Chemicals)	1,924	172,406
Bayer AG (Health Care, Pharmaceuticals)	1,735	156,936
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	701	62,168
Beiersdorf AG (Consumer Staples, Personal Products)	220	17,253
Brenntag AG (Materials, Chemicals)	109	14,091
Celesio AG (Health Care, Health Care Providers & Services)	178	3,023
Commerzbank AG (Financials, Commercial Banks) †	7,926	14,236
Continental AG (Consumer Discretionary, Auto Components)	230	25,456
Daimler AG (Consumer Discretionary, Automobiles)	1,895	93,603
Deutsche Bank AG (Financials, Commercial Banks)	1,940	85,633
Deutsche Boerse AG (Financials, Capital Markets)	418	23,545
Deutsche Lufthansa AG (Industrials, Airlines)	499	8,281
Deutsche Post AG (Industrials, Air Freight & Logistics)	1,791	37,175
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	5,945	65,488
E.ON AG (Utilities, Multi-Utilities)	3,812	68,664
Fraport AG (Industrials, Transportation Infrastructure)	92	5,103
Fresenius Medical Care AG & Company KGaA (Health Care, Health Care Providers & Services)	442	30,352
Fresenius SE & Company KGaA (Health Care, Health Care Equipment & Supplies)	262	30,285
GEA Group AG (Industrials, Machinery)	379	12,384
Hannover Rueckversicherung AG (Financials, Insurance)	136	10,020
Heidelbergcement AG (Materials, Construction Materials)	307	16,683
Henkel KGaA (Consumer Staples, Household Products)	280	18,972
Hochtief AG (Industrials, Construction & Engineering) †	73	3,896
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	52	5,454
Infineon Technologies AG (Information Technology, Semiconductors & Semiconductor Equipment)	2,369	18,166
K+S AG (Materials, Chemicals)	372	16,807
Kabel Deutschland Holding AG (Consumer Discretionary, Media)	193	13,956
LANXESS AG (Materials, Chemicals)	178	15,494
Linde AG (Materials, Chemicals)	387	66,915
MAN AG (Industrials, Machinery)	96	10,088
Merck KGaA (Health Care, Pharmaceuticals)	141	18,860
Metro AG (Consumer Staples, Food & Staples Retailing)	293	8,204
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	379	64,694
RWE AG (Utilities, Multi-Utilities)	1,036	43,203
Salzgitter AG (Materials, Metals & Mining)	100	4,610
SAP AG (Information Technology, Software)	1,932	150,860
Siemens AG (Industrials, Industrial Conglomerates)	1,718	177,184
Suedzucker AG (Consumer Staples, Food Products)	140	5,515
Thyssenkrupp AG (Industrials, Industrial Conglomerates)	842	17,050
United Internet AG (Information Technology, Internet Software & Services)	228	5,111
Volkswagen AG (Consumer Discretionary, Automobiles)	62	12,611

		1,797,891

Greece: 0.06%
Coca-Cola Hellenic Bottling Company SA (Consumer Staples, Beverages)	423	9,836
Opap SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	590	3,837

		13,673

6	Wells Fargo Advantage International Index Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

Security name	Shares	Value

Hong Kong: 3.23%
AIA Group Limited (Financials, Insurance)	22,600	$87,919
ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	400	4,686
Bank of East Asia Limited (Financials, Commercial Banks)	3,028	11,682
BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	8,000	24,567
Cathay Pacific Airways Limited (Industrials, Airlines)	2,000	3,515
Cheung Kong Holdings Limited (Financials, Real Estate Management & Development)	3,000	45,792
Cheung Kong Infrastructure Holdings Limited (Materials, Construction Materials)	1,000	6,110
CLP Holdings Limited (Utilities, Electric Utilities)	4,000	35,070
First Pacific Company Limited (Financials, Diversified Financial Services)	4,000	4,201
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure) †	4,000	15,251
Hang Lung Properties Limited (Financials, Real Estate Management & Development)	5,000	18,322
Hang Seng Bank Limited (Financials, Commercial Banks)	1,600	24,443
Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	2,213	15,762
HKT Trust and HKT Limited (Telecommunication Services, Diversified Telecommunication Services)	5,000	4,758
Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	10,623	28,784
Hong Kong Electric Holdings Limited (Utilities, Electric Utilities)	3,000	26,399
Hong Kong Exchanges & Clearing Limited (Financials, Diversified Financial Services)	2,148	34,312
Hopewell Holdings (Financials, Real Estate Management & Development)	1,000	3,942
Hutchison Whampoa Limited (Industrials, Industrial Conglomerates)	4,000	41,134
Hysan Development Company Limited (Financials, Real Estate Management & Development)	893	4,304
Kerry Properties Limited (Financials, Real Estate Management & Development)	1,476	7,532
Li & Fung Limited (Consumer Discretionary, Distributors)	12,400	20,415
MGM China Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,381	4,455
MTR Corporation Limited (Industrials, Road & Rail)	3,141	12,543
New World Development Limited (Financials, Real Estate Management & Development)	7,370	11,678
Noble Group Limited (Industrials, Trading Companies & Distributors)	8,104	7,204
NWS Holdings Limited (Industrials, Industrial Conglomerates)	3,501	5,710
Orient Overseas International Limited (Industrials, Marine)	200	1,270
PCCW Limited (Telecommunication Services, Diversified Telecommunication Services)	9,977	4,197
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,162	22,013
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,333	4,515
Sino Land Company (Financials, Real Estate Management & Development)	7,100	12,825
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,000	9,435
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	3,184	46,588
Swire Pacific Limited (Financials, Real Estate Management & Development)	1,500	18,387
Swire Properties Limited (Financials, Real Estate Management & Development)	2,400	7,918
The Link REIT (Financials, REITs)	4,920	26,694
Wharf Holdings Limited (Financials, Real Estate Management & Development)	3,625	27,900
Wheelock & Company (Financials, Real Estate Management & Development)	2,000	9,703
Wing Hang Bank Limited (Financials, Commercial Banks)	520	5,207
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,412	9,751
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,500	5,255

		722,148

Ireland: 0.29%
CRH plc (Materials, Construction Materials)	1,528	27,921
Elan Corporation plc (Health Care, Pharmaceuticals) †	975	9,789
James Hardie Industries NV (Materials, Construction Materials)	925	8,775
Kerry Group plc (Consumer Staples, Food Products)	313	16,399
Ryanair Holdings plc ADR (Industrials, Airlines)	81	2,789

		65,673

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage International Index Portfolio	7

Security name	Shares	Value

Israel: 0.61%
Bank Hapoalim Limited (Financials, Commercial Banks) †	2,391	$9,852
Bank Leumi Le-Israel (Financials, Commercial Banks) †	2,651	8,950
Bezeq Israeli Telecommunication Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	4,464	5,490
Delek Group Limited (Industrials, Industrial Conglomerates)	12	2,694
Israel Chemicals Limited (Materials, Chemicals)	966	11,900
Mellanox Technologies Limited (Information Technology, Semiconductors & Semiconductor Equipment) †	81	6,155
Nice Systems Limited (Information Technology, Software) †	124	4,225
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	1,968	79,954
The Israel Corporation Limited (Materials, Chemicals)	5	3,447
United Mizrahi Bank Limited (Financials, Commercial Banks) †	260	2,532

		135,199

Italy: 2.16%
Assicurazioni Generali SpA (Financials, Insurance)	2,471	41,456
Atlantia SpA (Industrials, Transportation Infrastructure)	700	11,953
Banca Monte Dei Paschi di Siena SpA (Financials, Commercial Banks) †«	11,841	3,125
Banco Popolare SpA (Financials, Commercial Banks) †	3,844	5,664
Enel Green Power SpA (Utilities, Multi-Utilities)	3,815	6,510
Enel SpA (Utilities, Multi-Utilities)	13,931	52,796
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	5,328	125,975
Exor SpA (Financials, Diversified Financial Services)	157	3,884
Fiat Industrial SpA (Consumer Discretionary, Auto Components)	1,849	19,767
Fiat SpA (Consumer Discretionary, Automobiles) †	1,981	9,172
Finmeccanica SpA (Industrials, Aerospace & Defense) †	846	4,447
Intesa Sanpaolo SpA (Financials, Commercial Banks)	21,325	35,888
Intesa Sanpaolo SpA Di Risparmio (Financials, Commercial Banks)	2,051	2,801
Luxottica Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	344	14,115
Mediobanca SpA (Financials, Capital Markets)	1,126	6,227
Pirelli & Company SpA (Consumer Discretionary, Auto Components)	418	4,849
Prysmian SpA (Industrials, Electrical Equipment)	427	8,075
Saipem SpA (Energy, Energy Equipment & Services)	554	24,663
Snam Rete Gas SpA (Utilities, Gas Utilities)	3,547	15,684
Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services)	19,702	17,949
Telecom Italia SpA Di Risparmio (Telecommunication Services, Diversified Telecommunication Services)	13,640	10,883
Terna SpA (Utilities, Electric Utilities) «	2,765	10,508
Unicredit SpA (Financials, Commercial Banks) †	8,574	39,920
Unione di Banche SpA (Financials, Commercial Banks)	1,797	7,021

		483,332

Japan: 18.92%
Advantest Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	300	4,003
Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	1,300	14,540
Aeon Credit Service Company Limited (Financials, Consumer Finance)	100	1,954
Aeon Mall Company Limited (Financials, Real Estate Management & Development)	200	5,168
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	400	11,820
Ajinomoto Company Incorporated (Consumer Staples, Food Products)	1,000	14,302
Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	100	4,197
All Nippon Airways Company Limited (Industrials, Airlines)	2,000	4,294
Amada Company Limited (Industrials, Machinery)	1,000	5,701

8	Wells Fargo Advantage International Index Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

Security name	Shares	Value

Japan (continued)
Aozora Bank Limited (Financials, Commercial Banks)	1,000	$3,081
Asahi Breweries Limited (Consumer Staples, Beverages)	800	17,983
Asahi Glass Company Limited (Industrials, Building Products)	2,000	15,236
Asahi Kasei Corporation (Materials, Chemicals)	3,000	17,104
ASICS Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	300	4,418
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	900	45,527
Bank of Kyoto Limited (Financials, Commercial Banks)	1,000	8,528
Bank of Yokohama Limited (Financials, Commercial Banks)	3,000	14,229
Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	100	4,367
Bridgestone Corporation (Consumer Discretionary, Auto Components)	1,400	33,779
Brother Industries Limited (Information Technology, Office Electronics)	500	4,846
Canon Incorporated (Information Technology, Office Electronics)	2,300	80,438
Casio Computer Company Limited (Consumer Discretionary, Household Durables)	500	3,742
Central Japan Railway Company (Industrials, Road & Rail)	300	23,764
Chiba Bank Limited (Financials, Commercial Banks)	2,000	11,937
Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	1,400	18,919
Chugai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	500	9,911
Citizen Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	600	2,999
Coca-Cola West Japan Company Limited (Consumer Staples, Beverages)	100	1,553
Cosmo Oil Company Limited (Energy, Oil, Gas & Consumable Fuels)	1,000	1,941
Credit Saison Company Limited (Financials, Consumer Finance)	300	6,667
Dai Ichi Mutual Life Insurance (Financials, Insurance)	18	20,394
Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	1,000	7,485
Daicel Chemical Industries Limited (Materials, Chemicals)	1,000	6,090
Daiichi Sankyo Company Limited (Health Care, Pharmaceuticals)	1,400	21,602
Daikin Industries Limited (Industrials, Building Products)	500	15,721
Dainippon Sumitomo Pharma Company Limited (Health Care, Pharmaceuticals)	400	4,707
Daito Trust Construction Company Limited (Financials, Real Estate Management & Development)	200	19,385
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	1,000	15,285
Daiwa Securities Group Incorporated (Financials, Capital Markets)	3,000	13,283
Dena Company Limited (Consumer Discretionary, Internet & Catalog Retail)	200	7,339
Denki Kagaku Kogyo Kabushiki Kaisha (Materials, Chemicals)	1,000	3,263
Denso Corporation (Consumer Discretionary, Auto Components)	1,000	32,862
Dentsu Incorporated (Consumer Discretionary, Media)	400	9,782
Don Quijote Company Limited (Consumer Discretionary, Multiline Retail)	100	3,887
East Japan Railway Company (Industrials, Road & Rail)	700	45,939
Eisai Company Limited (Health Care, Pharmaceuticals)	500	20,986
Electric Power Development Company (Utilities, Independent Power Producers & Energy Traders)	280	7,089
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	100	4,434
FANUC Limited (Industrials, Machinery)	400	67,447
Fast Retailing Company Limited (Consumer Discretionary, Specialty Retail)	100	22,709
Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	1,000	2,135
Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	1,000	11,221
Fujifilm Holdings Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,000	18,330
Fujitsu Limited (Information Technology, Computers & Peripherals)	4,000	15,139
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	2,000	7,885
Furukawa Electric Company Limited (Industrials, Electrical Equipment) †	1,000	1,905
Gree Incorporated (Information Technology, Internet Software & Services)	200	3,477
GS Yuasa Corporation (Industrials, Electrical Equipment)	1,000	3,870
Gunma Bank Limited (Financials, Commercial Banks)	1,000	4,804

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage International Index Portfolio	9

Security name	Shares	Value

Japan (continued)
Hakuhodo DY Holdings Incorporated (Consumer Discretionary, Media)	60	$3,836
Hamamatsu Photonics (Information Technology, Electronic Equipment, Instruments & Components)	100	3,524
Hankyu Hanshin Holdings Incorporated (Industrials, Transportation Infrastructure)	2,000	10,554
Hino Motors Limited (Industrials, Machinery)	1,000	8,586
Hirose Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	100	11,379
Hisamitsu Pharmaceutical Company Incorporated (Health Care, Pharmaceuticals)	100	5,204
Hitachi Chemical Company Limited (Materials, Chemicals)	200	2,858
Hitachi Construction Machinery Company Limited (Industrials, Machinery)	200	3,501
Hitachi High-Technologies Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	100	2,221
Hitachi Limited (Industrials, Industrial Conglomerates)	10,000	57,742
Hokkaido Electric Power Company Incorporated (Utilities, Electric Utilities)	400	3,955
Hokuriku Electric Power Company (Utilities, Electric Utilities)	400	4,430
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	3,400	112,680
Hoya Corporation (Information Technology, Electronic Equipment, Instruments & Components)	900	17,283
Ibiden Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	300	4,105
Inpex Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	5	26,809
Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)	760	6,767
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	3,000	6,660
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	2,000	11,718
Itochu Corporation (Industrials, Trading Companies & Distributors)	3,200	31,986
J Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	800	3,862
Japan Prime Real Estate Investment Corporation (Financials, REITs)	1	9,826
Japan Prime Realty Investment Corporation (Financials, REITs)	2	5,915
Japan Retail Fund Investment Corporation (Financials, REITs)	4	7,278
Japan Steel Works (Industrials, Machinery)	1,000	5,507
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	1,800	53,933
JFE Holdings Incorporated (Materials, Metals & Mining)	1,000	15,491
Joyo Bank Limited (Financials, Commercial Banks)	1,000	4,877
JS Group Corporation (Industrials, Building Products)	600	12,708
JSR Corporation (Materials, Chemicals)	400	7,395
JTEKT Corporation (Industrials, Machinery)	500	4,040
Jupiter Telecommunications Company Limited (Consumer Discretionary, Media)	5	6,538
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	4,700	25,086
Kajima Corporation (Industrials, Construction & Engineering)	2,000	5,750
Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	1,600	15,217
Kao Corporation (Consumer Staples, Personal Products)	1,100	30,197
Kawasaki Heavy Industries Limited (Industrials, Machinery)	3,000	6,951
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	600	44,399
Keihin Electric Express Railway Company Limited (Industrials, Road & Rail)	1,000	9,183
Keio Corporation (Industrials, Road & Rail)	1,000	7,327
Keisei Electric Railway Company Limited (Industrials, Road & Rail)	1,000	8,443
Keyence Corporation (Information Technology, Electronic Equipment, Instruments & Components)	100	27,925
Kintetsu Corporation (Industrials, Road & Rail)	3,000	11,937
Kirin Brewery Company Limited (Consumer Staples, Beverages)	2,000	24,528
Kobe Steel Limited (Materials, Metals & Mining)	6,000	5,604
Komatsu Limited (Industrials, Machinery)	1,900	42,571
Konami Corporation (Information Technology, Software)	200	4,826
Konica Minolta Holdings Incorporated (Information Technology, Office Electronics)	1,000	7,133
Kubota Corporation (Industrials, Machinery)	2,000	21,229
Kuraray Company Limited (Materials, Chemicals)	700	8,619

10	Wells Fargo Advantage International Index Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

Security name	Shares	Value

Japan (continued)
Kurita Water Industries Limited (Industrials, Machinery)	200	$4,355
Kyocera Corporation (Information Technology, Electronic Equipment, Instruments & Components)	300	27,622
Kyowa Hakko Kogyo Company Limited (Health Care, Pharmaceuticals)	1,000	10,202
Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	900	8,428
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	100	6,769
Makita Corporation (Industrials, Machinery)	200	8,431
Marubeni Corporation (Industrials, Trading Companies & Distributors)	3,000	19,761
Marui Company Limited (Consumer Discretionary, Multiline Retail)	500	3,378
Maruichi Steel Tube Limited (Materials, Metals & Mining)	100	2,159
Matsushita Electric Industrial Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	4,600	22,488
Mazda Motor Corporation (Consumer Discretionary, Automobiles) †	6,000	9,462
McDonald’s Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	100	2,851
Mediceo Paltac Holdings Company Limited (Health Care, Health Care Providers & Services)	300	3,548
Meiji Holdings Company Limited (Consumer Staples, Food Products)	100	4,446
Millea Holdings Incorporated (Financials, Insurance)	1,400	35,902
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	100	4,058
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	3,000	13,101
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	2,900	54,915
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	4,000	31,152
Mitsubishi Estate Company Limited (Financials, Real Estate Management & Development)	3,000	57,827
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	1,000	5,896
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	6,000	27,877
Mitsubishi Materials Corporation (Materials, Metals & Mining)	2,000	5,701
Mitsubishi Motors Corporation (Consumer Discretionary, Automobiles) †	9,000	8,407
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	26,670	121,970
Mitsubishi UFJ Securities Company Limited (Financials, Diversified Financial Services)	130	5,661
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	3,600	49,741
Mitsui Chemicals Incorporated (Materials, Chemicals)	2,000	4,513
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	2,000	41,706
Mitsui OSK Lines Limited (Industrials, Marine)	2,000	5,022
Mitsui Sumitomo Insurance Group Holdings Incorporated (Financials, Insurance)	1,100	19,082
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	47,700	76,380
Murata Manufacturing Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	400	22,660
Nabtesco Corporation (Industrials, Machinery)	200	3,967
Namco Bandai Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	400	5,614
NEC Corporation (Information Technology, Computers & Peripherals) †	5,000	8,734
Nexon Company Limited (Information Technology, Software) †	200	2,242
NGK Insulators Limited (Industrials, Electrical Equipment)	1,000	10,699
NHK Spring Company Limited (Consumer Discretionary, Auto Components)	400	3,348
Nidec Corporation (Industrials, Electrical Equipment)	200	12,131
Nikon Corporation (Consumer Discretionary, Leisure Equipment & Products)	700	19,395
Nintendo Company Limited (Information Technology, Software)	200	23,970
Nippon Building Fund Incorporated (Financials, REITs)	1	10,469
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,000	5,701
Nippon Express Company Limited (Industrials, Road & Rail)	2,000	7,181
Nippon Paper Group Incorporated (Materials, Paper & Forest Products)	200	2,450
Nippon Steel Corporation (Materials, Metals & Mining)	16,000	36,683
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	900	40,232
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	3,000	6,369
Nishi-Nippon City Bank Limited (Financials, Commercial Banks)	1,000	2,402

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage International Index Portfolio	11

Security name	Shares	Value

Japan (continued)
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	5,200	$50,401
Nisshin Seifun Group Incorporated (Consumer Staples, Food Products)	500	6,393
Nissin Food Products Company Limited (Consumer Staples, Food Products)	100	3,943
Nitori Company Limited (Consumer Discretionary, Specialty Retail)	50	3,718
Nitto Denko Corporation (Materials, Chemicals)	300	15,631
NKSJ Holdings Incorporated (Financials, Insurance)	800	15,168
NOK Corporation (Consumer Discretionary, Auto Components)	200	3,059
Nomura Holdings Incorporated (Financials, Capital Markets)	7,600	31,438
Nomura Real Estate Holding Incorporated (Financials, Real Estate Management & Development)	200	3,455
Nomura Real Estate Office Fund (Financials, REITs)	1	5,985
Nomura Research Institute Limited (Information Technology, IT Services)	200	3,860
NSK Limited (Industrials, Machinery)	1,000	5,944
NTT Data Corporation (Information Technology, IT Services)	3	8,690
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	32	46,155
NTT Urban Development Corporation (Financials, Real Estate Management & Development)	3	2,540
Obayashi Corporation (Industrials, Construction & Engineering)	1,000	4,719
Odakyu Electric Railway Company Limited (Industrials, Road & Rail)	1,000	10,202
OJI Paper Company Limited (Materials, Paper & Forest Products)	2,000	6,308
Olympus Corporation (Health Care, Health Care Equipment & Supplies) †	500	8,340
Omron Corporation (Information Technology, Electronic Equipment, Instruments & Components)	400	8,865
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	200	10,954
Oracle Corporation Japan (Information Technology, Software)	100	4,197
Oriental Land Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	100	12,871
ORIX Corporation (Financials, Consumer Finance)	220	22,071
Osaka Gas Company Limited (Utilities, Gas Utilities)	4,000	15,721
Otsuka Holdings Company Limited (Health Care, Health Care Providers & Services)	800	23,747
Park24 Company Limited (Industrials, Commercial Services & Supplies)	200	3,376
Rakuten Incorporated (Consumer Discretionary, Internet & Catalog Retail)	1,508	12,714
Resona Holdings Incorporated (Financials, Commercial Banks)	4,100	17,159
Ricoh Company Limited (Information Technology, Office Electronics)	1,000	9,280
Rinnai Corporation (Consumer Discretionary, Household Durables)	100	6,963
Rohm Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	200	5,699
Sankyo Company Limited (Consumer Discretionary, Leisure Equipment & Products)	100	4,094
Sanrio Company Limited (Consumer Discretionary, Specialty Retail) «	100	3,577
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	100	4,288
SBI Holdings Incorporated (Financials, Capital Markets)	559	4,170
Secom Company Limited (Industrials, Commercial Services & Supplies)	400	20,477
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	400	6,657
Sekisui Chemical Company Limited (Consumer Discretionary, Household Durables)	1,000	7,836
Sekisui House Limited (Consumer Discretionary, Household Durables)	1,000	9,377
Seven & I Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	1,620	47,204
Seven Bank Limited (Financials, Commercial Banks)	800	2,086
Sharp Corporation (Consumer Discretionary, Household Durables)	2,200	4,590
Shikoku Electric Power Company Incorporated (Utilities, Electric Utilities)	400	5,439
Shimano Incorporated (Consumer Discretionary, Leisure Equipment & Products)	200	13,223
Shimizu Corporation (Industrials, Construction & Engineering)	1,000	3,008
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	900	52,951
Shinsei Bank Limited (Financials, Commercial Banks)	3,000	5,095
Shionogi & Company Limited (Health Care, Pharmaceuticals)	600	10,161
Shiseido Company Limited (Consumer Staples, Personal Products)	800	11,597

12	Wells Fargo Advantage International Index Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

Security name	Shares	Value

Japan (continued)
Shizuoka Bank Limited (Financials, Commercial Banks)	1,000	$9,887
Shoei Company Limited (Financials, Real Estate Management & Development)	500	3,341
Showa Denko KK (Materials, Chemicals)	3,000	4,331
Showa Shell Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	500	2,911
SMC Corporation (Industrials, Machinery)	100	16,886
Softbank Corporation (Information Technology, IT Services)	1,900	71,220
Sojitz Corporation (Industrials, Trading Companies & Distributors)	3,100	3,911
Sony Corporation (Consumer Discretionary, Household Durables)	2,100	20,405
Sony Financial Holdings Incorporated (Financials, Insurance)	400	6,871
Square Enix Company Limited (Information Technology, Software)	100	1,345
Stanley Electric Company Limited (Consumer Discretionary, Auto Components)	300	4,211
Sumco Corporation (Information Technology, Semiconductors & Semiconductor Equipment) †	300	2,096
Sumitomo Chemical Company Limited (Materials, Chemicals)	3,000	8,552
Sumitomo Corporation (Consumer Discretionary, Distributors)	2,400	29,783
Sumitomo Electric Industries Limited (Consumer Discretionary, Auto Components)	1,600	17,255
Sumitomo Heavy Industries Limited (Industrials, Machinery)	1,000	4,197
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	1,000	13,696
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	2,800	90,146
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	7,000	21,229
Sumitomo Realty & Development Company Limited (Financials, Real Estate Management & Development)	1,000	27,209
Sumitomo Rubber Industries (Consumer Discretionary, Auto Components)	400	4,716
Suzuken Company Limited (Health Care, Health Care Providers & Services)	100	2,978
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	800	18,982
T&D Holdings Incorporated (Financials, Insurance)	1,200	12,897
Taiheiyo Cement Corporation (Materials, Construction Materials)	2,000	4,464
Taisei Corporation (Industrials, Construction & Engineering)	2,000	5,435
Taisho Pharmaceutical Holding Company Limited (Health Care, Pharmaceuticals)	100	7,363
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	1,000	6,330
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	1,600	73,173
Tanabe Seiyaku Company Limited (Health Care, Pharmaceuticals)	500	6,787
TDK Corporation (Information Technology, Electronic Equipment, Instruments & Components)	300	11,737
Teijin Limited (Materials, Chemicals)	2,000	4,585
Terumo Corporation (Health Care, Health Care Equipment & Supplies)	300	12,701
The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	600	8,654
The Hachijuni Bank Limited (Financials, Commercial Banks)	1,000	5,059
The Hiroshima Bank Limited (Financials, Commercial Banks)	1,000	4,172
The Iyo Bank Limited (Financials, Commercial Banks)	1,000	7,761
THK Company Limited (Industrials, Machinery)	300	5,157
TOA Medical Electronics Company (Health Care, Health Care Equipment & Supplies)	100	4,519
Tobu Railway Company Limited (Industrials, Road & Rail)	2,000	10,335
Toho Company Limited Tokyo (Consumer Discretionary, Media)	200	3,363
Toho Gas Company Limited (Utilities, Gas Utilities)	1,000	5,811
Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities) †	1,000	9,062
Tokyo Electric Power Company Incorporated (Utilities, Electric Utilities) †	3,100	4,889
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	400	17,832
Tokyo Gas Company Limited (Utilities, Gas Utilities)	5,000	24,565
Tokyu Corporation (Industrials, Road & Rail)	2,000	10,263
Tokyu Land Corporation (Financials, Real Estate Management & Development)	1,000	5,859
Tonengeneral Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	1,000	9,280
Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	1,000	6,187

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage International Index Portfolio	13

Security name	Shares	Value

Japan (continued)
Toray Industries Incorporated (Materials, Chemicals)	3,000	$17,759
Toshiba Corporation (Information Technology, Computers & Peripherals)	8,000	27,270
TOTO Limited (Industrials, Building Products)	1,000	6,842
Toyo Seikan Kaisha Limited (Materials, Containers & Packaging)	300	3,581
Toyoda Gosei Company Limited (Consumer Discretionary, Auto Components)	100	2,091
Toyota Boshoku Corporation (Consumer Discretionary, Auto Components)	200	2,067
Toyota Industries Corporation (Consumer Discretionary, Auto Components)	300	8,978
Toyota Motor Corporation (Consumer Discretionary, Automobiles) «	5,800	248,717
Toyota Tsusho Corporation (Industrials, Trading Companies & Distributors)	400	9,210
Trend Micro Incorporated (Information Technology, Software)	200	5,214
Tsumura & Company (Health Care, Pharmaceuticals)	100	3,249
UBE Industries Limited Japan (Materials, Chemicals)	2,000	4,149
Uni-Charm Corporation (Consumer Staples, Household Products)	200	10,214
Ushio Incorporated (Industrials, Electrical Equipment)	200	2,283
USS Company Limited (Consumer Discretionary, Specialty Retail)	50	5,325
West Japan Railway Company (Industrials, Road & Rail)	400	15,988
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	31	10,409
Yakult Honsha Company Limited (Consumer Staples, Food Products)	200	8,771
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail) «	180	6,365
Yamaha Corporation (Consumer Discretionary, Leisure Equipment & Products)	400	3,634
Yamaha Motor Company Limited (Consumer Discretionary, Automobiles)	600	6,296
Yamato Holdings Company Limited (Industrials, Air Freight & Logistics)	800	11,976
Yamato Kogyo Company Limited (Materials, Metals & Mining)	100	2,699
Yokogawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	500	5,295

		4,230,730

Luxembourg: 0.42%
Acergy SA (Energy, Energy Equipment & Services)	610	13,946
ArcelorMittal (Materials, Metals & Mining)	1,970	29,938
Millicom International Cellular SA (Telecommunication Services, Wireless Telecommunication Services)	123	10,556
SES SA (Consumer Discretionary, Media)	650	18,387
Tenaris SA (Energy, Energy Equipment & Services)	1,027	20,369

		93,196

Netherlands: 2.80%
Aegon NV (Financials, Insurance)	3,699	21,278
Akzo Nobel NV (Materials, Chemicals)	501	28,630
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	685	42,768
Boskalis Westminster NV (Industrials, Construction & Engineering)	158	6,669
Corio NV (Financials, REITs)	137	6,139
D.E Master Blenders 1753 NV (Consumer Staples, Food Products) †	1,291	14,859
Delta Lloyd NV (Financials, Insurance)	274	4,089
European Aeronautic Defence & Space Company NV (Industrials, Aerospace & Defense)	867	29,193
Fugro NV (Energy, Energy Equipment & Services)	146	8,760
Gemalto NV (Information Technology, Computers & Peripherals)	173	15,907
Heineken Holding NV (Consumer Staples, Beverages)	211	11,424
Heineken NV (Consumer Staples, Beverages)	485	31,986
ING Groep NV (Financials, Diversified Financial Services) †	8,107	72,856
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	2,108	26,747
Koninklijke DSM NV (Materials, Chemicals)	324	18,661

14	Wells Fargo Advantage International Index Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

Security name	Shares	Value

Netherlands (continued)
Koninklijke Philips Electronics NV (Industrials, Industrial Conglomerates)	2,200	$56,824
Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	149	11,009
QIAGEN NV (Health Care, Life Sciences Tools & Services) †	533	9,854
Randstad Holdings NV (Industrials, Commercial Services & Supplies)	273	8,878
Reed Elsevier NV (Consumer Discretionary, Media)	1,456	21,028
Royal KPN NV (Telecommunication Services, Diversified Telecommunication Services)	2,160	12,220
STMicroelectronics NV (Information Technology, Semiconductors & Semiconductor Equipment)	1,443	9,196
TNT Express NV (Industrials, Air Freight & Logistics)	775	7,559
Unilever NV (Consumer Staples, Food Products)	3,412	129,463
Wolters Kluwer NV (Consumer Discretionary, Media)	658	12,648
Ziggo NV (Telecommunication Services, Diversified Telecommunication Services)	251	7,856

		626,501

New Zealand: 0.14%
Auckland International Airport Limited (Industrials, Transportation Infrastructure)	2,330	5,126
Contact Energy Limited (Utilities, Electric Utilities)	779	3,402
Fletcher Building Limited (Materials, Construction Materials)	1,481	9,629
Sky City Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,451	4,455
Telecom Corporation of New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	4,009	7,603

		30,215

Norway: 0.89%
Aker Solutions ASA (Industrials, Construction & Engineering)	345	6,493
DnB Nor ASA (Financials, Commercial Banks)	2,050	25,532
Gjensidige Forsikring ASA (Financials, Insurance)	437	6,160
Norsk Hydro ASA (Materials, Metals & Mining)	2,107	10,103
Orkla ASA (Industrials, Industrial Conglomerates)	1,685	13,713
Seadrill Limited (Energy, Energy Equipment & Services)	740	28,479
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	2,362	57,753
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	1,468	29,803
Yara International ASA (Materials, Chemicals)	393	19,711

		197,747

Portugal: 0.17%
Banco Espirito Santo SA (Financials, Commercial Banks) †	4,778	4,766
Energias de Portugal SA (Utilities, Electric Utilities)	3,666	9,278
Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	524	8,035
Jeronimo Martins SA (Consumer Staples, Food & Staples Retailing)	499	9,310
Portugal Telecom SGPS SA (Telecommunication Services, Diversified Telecommunication Services)	1,477	6,862

		38,251

Singapore: 1.83%
Ascendas REIT (Financials, REITs)	4,000	7,865
CapitaCommerical Trust (Financials, REITs)	4,000	5,309
CapitaLand Limited (Financials, Real Estate Management & Development)	5,000	14,460
CapitaMall Trust (Financials, REITs)	4,670	7,920
CapitaMalls Asia Limited (Financials, Real Estate Management & Development)	3,000	4,719
City Developments Limited (Financials, Real Estate Management & Development)	1,000	9,602
ComfortDelGro Corporation Limited (Industrials, Road & Rail)	4,000	5,637
DBS Group Holdings Limited (Financials, Commercial Banks)	4,103	48,573

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage International Index Portfolio	15

Security name	Shares	Value

Singapore (continued)
Fraser & Neave Limited (Industrials, Industrial Conglomerates)	2,000	$15,435
Genting Singapore plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	13,000	13,633
Global Logistic Properties Limited (Financials, Real Estate Management & Development)	4,000	9,209
Golden Agri-Resources Limited (Consumer Staples, Food Products)	15,500	8,381
Hutchison Port Holdings Trust (Industrials, Transportation Infrastructure)	11,600	8,990
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	122	4,877
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	3,300	28,955
Keppel Land Limited (Financials, Real Estate Management & Development)	1,219	3,595
Olam International Limited (Consumer Staples, Food & Staples Retailing)	3,753	4,843
Oversea-Chinese Banking Corporation Limited (Financials, Commercial Banks)	5,757	44,383
SembCorp Industries Limited (Industrials, Machinery)	1,980	8,403
SembCorp Marine Limited (Industrials, Machinery)	2,000	7,472
Singapore Airlines Limited (Industrials, Airlines)	1,600	14,039
Singapore Exchange Limited (Financials, Diversified Financial Services)	2,000	11,290
Singapore Press Holdings Limited (Consumer Discretionary, Media)	3,000	10,274
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	3,000	9,020
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	17,000	46,100
StarHub Limited (Telecommunication Services, Wireless Telecommunication Services)	1,000	3,056
United Overseas Bank Limited (Financials, Commercial Banks)	2,310	35,428
United Overseas Land Limited (Financials, Real Estate Management & Development)	1,000	4,768
Wilmar International Limited (Consumer Staples, Food Products)	4,000	10,454
Yangzijiang Shipbuilding Holdings Limited (Industrials, Machinery)	4,000	3,064

		409,754

Spain: 2.91%
Abertis Infraestructuras SA (Industrials, Transportation Infrastructure)	771	11,266
Acciona SA (Utilities, Electric Utilities)	31	2,010
Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)	321	6,861
Amadeus IT Holding SA (Information Technology, IT Services)	684	15,968
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	11,236	95,335
Banco de Sabade SA (Financials, Commercial Banks) †	4,883	13,628
Banco de Valencia SA (Financials, Commercial Banks) †	12	2
Banco Popular Espanol SA (Financials, Commercial Banks) «	9,280	7,748
Banco Santander Central Hispano SA (Financials, Commercial Banks)	21,405	164,636
Bankia SA (Financials, Commercial Banks) †	2,196	2,048
Cintra Concesiones de Infraestructuras de Transporte SA (Industrials, Construction & Engineering)	854	12,656
Criteria CaixaCorp SA (Financials, Diversified Financial Services)	1,878	7,178
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	1,333	8,273
Enagas SA (Utilities, Gas Utilities)	405	8,288
Gas Natural SDG SA (Utilities, Gas Utilities)	667	10,353
Grifols SA (Health Care, Biotechnology) †	316	10,108
Iberdrola SA (Utilities, Electric Utilities)	7,988	39,685
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	454	62,233
International Consolidated Airlines Group SA (Industrials, Airlines) †	1,938	5,238
Mapfre SA (Financials, Insurance)	1,610	4,527
Red Electrica de Espana SA (Utilities, Electric Utilities)	229	10,612
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	1,728	36,654
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	8,458	110,991
Zardoya-Otis SA (Industrials, Machinery)	388	5,314

		651,612

16	Wells Fargo Advantage International Index Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

Security name	Shares	Value

Sweden: 3.08%
Alfa Laval AB (Industrials, Machinery)	733	$14,410
Assa Abloy AB Class B (Industrials, Building Products)	702	25,396
Atlas Copco AB Class A (Industrials, Machinery)	1,421	36,607
Atlas Copco AB Class B (Industrials, Machinery)	842	19,426
Boliden AB (Materials, Metals & Mining)	574	10,154
Electrolux AB Class B (Consumer Discretionary, Household Durables)	525	13,738
Elekta AB Class B (Health Care, Health Care Equipment & Supplies)	771	11,142
Getinge AB (Health Care, Health Care Equipment & Supplies)	437	14,089
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	2,009	65,192
Hexagon AB (Industrials, Machinery)	517	12,790
Husqvarna AB A Shares (Consumer Discretionary, Household Durables)	1	6
Husqvarna AB B Shares (Consumer Discretionary, Household Durables)	942	5,660
Industrivarden AB Class C (Financials, Diversified Financial Services)	303	4,495
Investor AB (Financials, Diversified Financial Services)	964	22,327
Kinnevik Investment AB (Financials, Diversified Financial Services)	430	8,376
Lundin Petroleum AB (Energy, Oil, Gas & Consumable Fuels) †	427	10,089
Nordea Bank AB (Financials, Commercial Banks)	5,572	51,002
Ratos AB B Shares (Financials, Capital Markets)	401	3,993
Sandvik AB (Industrials, Machinery)	2,111	31,554
Scania AB Class B (Industrials, Machinery)	699	14,509
Securitas AB (Industrials, Commercial Services & Supplies)	659	5,155
Skandinaviska Enskilda Banken AB Class A (Financials, Commercial Banks)	3,058	24,613
Skanska AB (Industrials, Construction & Engineering)	808	12,836
SKF AB Class B (Industrials, Machinery)	856	20,585
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	1,215	24,598
Svenska Handelsbanken AB (Financials, Commercial Banks)	1,007	35,795
Swedbank AB (Financials, Commercial Banks)	1,675	30,940
Swedish Match AB (Consumer Staples, Tobacco)	436	15,347
Tele2 AB (Telecommunication Services, Diversified Telecommunication Services)	689	12,044
Telefonaktiebolaget LM Ericsson Class B Shares (Information Technology, Communications Equipment)	6,374	59,397
Teliasonera AB (Telecommunication Services, Diversified Telecommunication Services)	4,554	30,541
Volvo AB Class B (Industrials, Machinery)	2,945	41,718

		688,524

Switzerland: 8.73%
ABB Limited (Industrials, Electrical Equipment)	4,584	89,335
Actelion Limited (Health Care, Biotechnology)	240	11,887
Adecco SA (Industrials, Professional Services)	289	14,280
Aryzta AG (Consumer Staples, Food Products)	184	9,302
Baloise Holding AG (Financials, Insurance)	99	8,306
Banque Cantonale Vaudoise Waadtlaender Kantonalbank (Financials, Commercial Banks)	6	3,292
Barry Callebaut AG (Consumer Staples, Food Products)	4	4,057
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,090	84,041
Credit Suisse Group AG (Financials, Capital Markets)	2,587	61,248
EMS-Chemie Holdings AG (Materials, Chemicals)	17	4,006
Geberit AG (Industrials, Building Products)	77	16,269
Givaudan SA (Materials, Chemicals)	17	17,070
Holcim Limited (Materials, Construction Materials)	485	33,234
Julius Baer Group Limited (Financials, Capital Markets)	453	15,516
Kuehne & Nagel International AG (Industrials, Marine)	117	14,090

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage International Index Portfolio	17

Security name	Shares	Value

Switzerland (continued)
Lindt & Spruengli AG (Participation Certificate) (Consumer Staples, Food Products)	2	$6,431
Lonza Group AG (Health Care, Life Sciences Tools & Services)	116	5,589
Nestle SA (Consumer Staples, Food Products)	6,744	441,377
Novartis AG (Health Care, Pharmaceuticals)	4,802	297,178
Pargesa Holding SA (Financials, Diversified Financial Services)	68	4,568
Partners Group Holding AG (Financials, Diversified Financial Services)	29	6,321
Phonak Holding AG (Health Care, Health Care Equipment & Supplies)	94	10,265
Roche Holdings AG (Health Care, Pharmaceuticals)	1,467	288,746
Schindler Holding AG (Industrials, Machinery)	46	6,433
Schindler Holding AG (Participation Certificate) (Industrials, Machinery)	106	14,870
SGS SA (Industrials, Commercial Services & Supplies)	11	24,678
Sika AG (Materials, Chemicals)	4	8,784
Sulzer AG (Industrials, Machinery)	54	8,362
Swatch Group AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	101	8,376
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	65	31,395
Swiss Life Holding (Financials, Insurance)	64	8,564
Swiss Prime Site AG (Financials, Real Estate Management & Development)	111	8,924
Swiss Re AG (Financials, Insurance)	745	53,662
Swisscom AG (Telecommunication Services, Diversified Telecommunication Services)	49	20,632
Syngenta AG (Materials, Chemicals)	195	78,173
Transocean Limited (Energy, Energy Equipment & Services)	742	33,981
UBS AG (Financials, Diversified Financial Services)	7,639	119,527
Zurich Financial Services AG (Financials, Insurance)	308	78,604

		1,951,373

United Kingdom: 22.65%
3I Group plc (Financials, Capital Markets)	2,019	6,845
Aberdeen Asset Management plc (Financials, Capital Markets)	1,914	10,365
Admiral Group plc (Financials, Insurance)	427	7,655
Aggreko plc (Industrials, Commercial Services & Supplies)	578	20,669
AMEC plc (Energy, Energy Equipment & Services)	687	11,491
Anglo American plc (Materials, Metals & Mining)	2,902	80,552
Antofagasta plc (Materials, Metals & Mining)	861	17,767
ARM Holdings plc (Information Technology, Semiconductors & Semiconductor Equipment)	2,822	34,995
Associated British Foods plc (Consumer Staples, Food Products)	777	18,399
AstraZeneca plc (Health Care, Pharmaceuticals)	2,608	123,953
Aviva plc (Financials, Insurance)	6,176	34,682
Babcock International Group plc (Industrials, Commercial Services & Supplies)	779	12,437
BAE Systems plc (Industrials, Aerospace & Defense)	6,875	36,051
Balfour Beatty plc (Industrials, Construction & Engineering)	1,426	5,901
Barclays plc (Financials, Commercial Banks)	24,305	95,793
BG Group plc (Health Care, Health Care Providers & Services)	7,126	122,161
BHP Billiton plc (Materials, Metals & Mining)	4,417	138,845
BP plc (Energy, Oil, Gas & Consumable Fuels)	39,722	274,673
British American Tobacco plc (Consumer Staples, Tobacco)	4,064	213,175
British Land Company plc (Financials, REITs)	1,814	15,985
British Sky Broadcasting plc (Consumer Discretionary, Media)	2,301	27,981
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	16,521	61,805
Bunzl plc (Industrials, Trading Companies & Distributors)	701	11,557
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	956	19,712

18	Wells Fargo Advantage International Index Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

Security name	Shares	Value

United Kingdom (continued)
Capita plc (Industrials, Professional Services)	1,372	$16,761
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	381	15,413
Centrica plc (Utilities, Gas Utilities)	10,972	57,289
Cobham plc (Industrials, Aerospace & Defense)	2,441	8,291
Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,950	45,628
Croda International plc (Materials, Chemicals)	286	10,910
Diageo plc (Consumer Staples, Beverages)	5,256	156,376
Eurasian Natural Resources Corporation (Materials, Metals & Mining)	677	2,931
Evraz plc (Materials, Metals & Mining)	840	3,152
Experian Group Limited (Financials, Diversified Financial Services)	2,136	35,488
Fresnillo plc (Materials, Metals & Mining)	379	12,071
G4S plc (Industrials, Commercial Services & Supplies)	3,059	12,115
GKN plc (Consumer Discretionary, Auto Components)	2,991	10,638
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	10,401	222,381
Glencore International plc (Materials, Metals & Mining) «	8,058	44,605
Hammerson plc (Financials, REITs)	1,509	11,392
Hargreaves Lansdown plc (Financials, Capital Markets)	496	6,042
HSBC Holdings plc (Financials, Commercial Banks)	38,292	391,226
ICAP plc (Financials, Capital Markets)	1,152	5,380
IMI plc (Industrials, Machinery)	672	11,348
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	2,094	83,772
Independent Tankers Corporation Limited (Energy, Oil, Gas & Consumable Fuels) †(a)	50	1
Inmarsat plc (Telecommunication Services, Diversified Telecommunication Services)	937	8,820
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	594	15,874
Intertek Group plc (Industrials, Commercial Services & Supplies)	350	17,327
Invensys plc (Information Technology, IT Services)	1,912	9,665
Investec plc (Financials, Capital Markets)	1,118	6,837
ITV plc (Consumer Discretionary, Media)	7,825	12,399
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	2,592	14,178
Johnson Matthey plc (Materials, Chemicals)	448	17,219
Kazakhmys plc (Materials, Metals & Mining)	517	5,910
Kingfisher plc (Consumer Discretionary, Specialty Retail)	5,015	22,337
Land Securities Group plc (Financials, REITs)	1,649	21,347
Legal & General Group plc (Financials, Insurance)	12,432	29,020
Liberty International plc (Financials, REITs)	1,190	6,587
Lloyds TSB Group plc (Financials, Commercial Banks) †	87,471	65,159
London Stock Exchange Group plc (Financials, Diversified Financial Services)	375	5,873
Lonmin plc (Materials, Metals & Mining)	408	1,687
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	3,362	21,039
Meggitt plc (Industrials, Aerospace & Defense)	1,656	10,331
Melrose Industries plc (Industrials, Machinery)	2,724	9,300
National Grid plc (Utilities, Multi-Utilities)	7,465	84,318
Next plc (Consumer Discretionary, Multiline Retail)	357	20,940
Old Mutual plc (Financials, Commercial Banks)	10,237	28,095
Pearson plc (Consumer Discretionary, Media)	1,727	32,594
Petrofac Limited (Energy, Energy Equipment & Services)	565	14,737
Prudential plc (Financials, Insurance)	5,327	77,239
Randgold Resources Limited (Materials, Metals & Mining)	190	20,289
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	1,358	85,397
Reed Elsevier plc (Consumer Discretionary, Media)	2,551	26,260

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage International Index Portfolio	19

Security name		Shares	Value

United Kingdom (continued)
Resolution Limited (Financials, Insurance)		2,927	$11,147
Rexam plc (Materials, Containers & Packaging)		1,916	13,436
Rio Tinto plc (Materials, Metals & Mining)		2,803	138,924
Rolls Royce Holdings plc (Industrials, Aerospace & Defense)		3,938	56,184
Royal Bank of Scotland Group plc (Financials, Commercial Banks) †		4,481	21,193
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		7,716	258,308
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)		5,520	190,541
SABMiller plc (Consumer Staples, Beverages)		1,998	90,511
Sage Group plc (Information Technology, Software)		2,587	12,915
Schroders plc (Financials, Capital Markets)		239	6,111
Scottish & Southern Energy plc (Utilities, Electric Utilities)		1,999	45,638
Segro plc (Financials, REITs)		1,570	5,944
Serco Group plc (Industrials, Commercial Services & Supplies)		1,045	9,158
Severn Trent plc (Utilities, Water Utilities)		500	12,937
Shire Limited plc (Health Care, Pharmaceuticals)		1,183	34,230
Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)		1,898	19,994
Smiths Group plc (Industrials, Industrial Conglomerates)		858	15,052
Standard Chartered plc (Financials, Commercial Banks)		5,009	116,766
Standard Life plc (Financials, Insurance)		4,990	25,583
Tate & Lyle plc (Consumer Staples, Food Products)		1,010	12,508
Tesco plc (Consumer Staples, Food & Staples Retailing)		16,814	87,577
TUI Travel plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		1,012	4,399
Tullow Oil plc (Energy, Oil, Gas & Consumable Fuels)		1,919	42,336
Unilever plc (Consumer Staples, Food Products)		2,683	103,295
United Utilities Group plc (Utilities, Multi-Utilities)		1,461	15,952
Vedanta Resources plc (Materials, Metals & Mining)		208	3,569
Veripos Incorporated (Industrials, Transportation Infrastructure) †		71	211
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		103,024	265,994
Weir Group plc (Industrials, Machinery)		461	13,959
Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		389	14,951
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		4,808	20,706
Wolseley plc (Industrials, Trading Companies & Distributors)		599	27,802
WPP plc (Consumer Discretionary, Media)		2,651	36,357
Xstrata plc (Materials, Metals & Mining)		4,449	73,710

			5,065,335

Total Common Stocks (Cost $20,230,067)			21,974,242

	Dividend yield
Preferred Stocks: 0.62%

Germany: 0.62%
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	4.96%	114	6,939
Henkel AG & Company KGaA ADR (Consumer Staples, Household Products)	1.24	375	31,335
Porsche AG (Consumer Discretionary, Automobiles)	1.34	330	24,463
ProSiebenSat.1 AG (Consumer Discretionary, Media)	5.19	200	5,854
RWE AG (Utilities, Electric Utilities)	6.88	95	3,590
Volkswagen AG (Consumer Discretionary, Automobiles)	2.19	306	66,242

			138,423

20	Wells Fargo Advantage International Index Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

Security name	Dividend yield		Shares	Value

United Kingdom: 0.00%
Rolls Royce Holdings C Shares Entitlement (Industrials, Aerospace & Defense) (a)	0.00%		305,444	$489

Total Preferred Stocks (Cost $95,903)				138,912

		Expiration date
Rights: 0.02%

Spain: 0.01%
Banco Popular Espanol SA (Financials, Commercial Banks) †(a)		11-28-12	2,636	2,479

Switzerland: 0.00%
Swiss Prime Site AG (Financials, Real Estate Management & Development) †		12-03-12	111	120

United Kingdom: 0.01%
Lonmin plc (Materials, Metals & Mining) †		12-10-12	734	1,353

Total Rights (Cost $15,422)				3,952

	Yield
Short-Term Investments: 2.02%

Investment Companies: 2.02%
Wells Fargo Securities Lending Cash Investment, LLC (r)(v)(l)(u)	0.21		452,217	452,217

Total Short-Term Investments (Cost $452,217)				452,217

Total investments in securities
(Cost $20,793,609) *	100.92%	22,569,323
Other assets and liabilities, net	(0.92)	(206,172)

Total net assets	100.00%	$22,363,151

«	All or a portion of this security is on loan.

†	Non-income-earning security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $21,165,061 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,838,297
Gross unrealized depreciation	(1,434,035)

Net unrealized appreciation	$1,404,262

The following table shows the percent of total long-term investments by sector as of November 30, 2012:

Financials	24.55%
Industrials	12.27%
Consumer Staples	11.82%
Consumer Discretionary	11.03%
Health Care	10.53%
Materials	9.66%
Energy	7.40%
Telecommunication Services	4.63%
Information Technology	4.30%
Utilities	3.81%

100.00%

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 35.58%
FHLMC %%	2.50%	1-1-27	$55,900,000	$58,162,200
FHLMC %%	2.50	12-1-27	15,600,000	16,255,683
FHLMC	3.00	7-1-32	1,741,813	1,849,510
FHLMC	3.00	9-1-32	1,853,137	1,967,717
FHLMC %%	3.00	1-1-42	9,100,000	9,515,188
FHLMC %%	3.00	2-1-42	13,100,000	13,666,985
FHLMC	3.00	8-1-42	564,580	592,696
FHLMC	3.00	8-1-42	1,968,106	2,066,117
FHLMC	3.00	9-1-42	302,039	317,080
FHLMC	3.00	9-1-42	312,496	328,058
FHLMC	3.50	8-1-32	3,343,182	3,635,971
FHLMC	3.50	9-1-32	7,941,820	8,605,706
FHLMC	3.87	4-25-21	1,432,000	1,639,706
FHLMC	4.00	11-15-37	3,062,963	3,145,795
FHLMC	4.00	4-1-42	19,448,472	21,592,492
FHLMC	4.00	6-1-42	4,047,012	4,509,346
FHLMC	4.00	6-1-42	8,572,484	9,551,814
FHLMC	4.00	6-1-42	40,071,200	44,488,690
FHLMC	4.00	11-1-42	2,863,013	3,190,087
FHLMC	4.50	9-1-42	3,965,827	4,427,916
FHLMC	5.00	8-1-39	26,643,876	29,586,002
FHLMC	5.00	4-1-41	3,231,366	3,629,589
FHLMC	5.00	5-1-41	2,876,909	3,231,450
FHLMC	5.00	7-1-41	10,315,458	11,586,700
FHLMC	5.00	8-1-41	26,486,600	29,750,719
FHLMC	5.00	4-1-42	3,619,913	4,019,639
FHLMC	5.50	7-1-38	11,728,937	13,222,021
FHLMC ±	5.58	10-1-38	714,671	774,902
FHLMC ±	5.72	11-1-37	50,043	54,182
FHLMC ±	5.88	3-1-37	112,364	122,112
FHLMC	6.00	8-1-17	68,002	73,667
FHLMC	6.00	10-1-17	150,058	162,559
FHLMC	6.00	2-1-23	86,168	94,134
FHLMC	6.00	3-1-34	631,866	701,343
FHLMC	6.00	2-1-35	1,008,168	1,119,022
FHLMC	6.00	12-1-35	10,944,798	12,148,238
FHLMC	6.00	3-1-36	5,694,015	6,318,356
FHLMC	6.50	4-1-21	39,956	41,440
FHLMC Series 1590 Class IA ±	1.30	10-15-23	81,278	83,179
FHLMC Series 1897 Class K	7.00	9-15-26	2,427	2,816
FHLMC Series 1935 Class FL ±	0.95	2-15-27	5,771	5,840
FHLMC Series 2423 Class MC	7.00	3-15-32	36,890	43,458
FHLMC Series 2980 Class QA	6.00	5-15-35	357,320	403,037
FHLMC Series 3529 Class AG	6.50	4-15-39	9,773,064	11,049,651
FHLMC Series 3622 Class WA	5.50	9-15-39	9,451,316	10,395,039
FHLMC Series K003 Class AAB	4.77	5-25-18	3,752,000	4,238,762
FHLMC Series K005 Class A2	4.32	11-25-19	5,117,000	5,993,880
FHLMC Series T-48 Class 1A3 ±	6.14	7-25-33	104,741	121,041
FHLMC Series T-57 Class 1A3	7.50	7-25-43	1,141,919	1,323,915
FHLMC Series T-59 Class 1A3	7.50	10-25-43	1,552,184	1,783,034

2	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC Series T-60 Class 1A3	7.50%	3-25-44	$1,603,972	$1,937,334
FHLMC Structured Pass-Through Securities Series T-57 Class 1A2	7.00	7-25-43	1,542,183	1,778,662
FNMA ±	2.31	6-1-17	2,130	2,138
FNMA %%	2.50	1-1-27	71,100,000	74,199,512
FNMA %%	2.50	2-1-27	140,900,000	146,800,180
FNMA	3.00	6-1-32	3,371,342	3,551,875
FNMA	3.00	7-1-32	1,981,010	2,087,091
FNMA	3.00	8-1-32	3,214,161	3,386,277
FNMA	3.00	9-1-32	1,084,448	1,142,520
FNMA %%	3.00	1-1-42	29,200,000	30,637,189
FNMA %%	3.00	2-1-42	29,100,000	30,464,064
FNMA	3.00	6-1-42	327,587	345,130
FNMA	3.00	8-1-42	935,950	986,069
FNMA	3.50	4-1-32	885,756	955,232
FNMA	3.50	8-1-32	9,388,011	10,185,992
FNMA	3.50	9-1-32	11,112,601	11,893,956
FNMA	3.50	9-1-32	4,834,074	5,244,970
FNMA	3.50	11-1-32	1,449,468	1,572,673
FNMA	3.50	11-1-32	851,212	923,566
FNMA	3.50	11-1-32	2,326,220	2,523,949
FNMA	3.50	12-1-42	7,683,125	8,203,837
FNMA (a)	3.50	12-25-42	9,011,000	9,785,382
FNMA	4.00	7-1-42	9,833,798	10,957,221
FNMA	4.00	7-1-42	5,985,609	6,669,411
FNMA	4.00	8-1-42	37,752,178	42,065,025
FNMA	4.00	9-1-42	75,452,702	84,072,496
FNMA	4.00	10-1-42	31,430,452	35,021,099
FNMA	4.00	11-1-42	15,643,291	17,430,396
FNMA	5.00	4-1-40	18,132,263	19,743,525
FNMA	5.00	3-1-41	706,804	800,093
FNMA	5.00	5-1-41	4,080,109	4,600,779
FNMA	5.00	6-1-41	1,869,566	2,116,323
FNMA	5.00	6-1-41	3,097,270	3,492,517
FNMA	5.00	6-1-41	2,476,520	2,792,552
FNMA	5.00	7-1-41	5,632,643	6,351,434
FNMA	5.00	7-1-41	6,545,323	7,149,450
FNMA	5.00	7-1-41	26,850,609	30,436,484
FNMA	5.00	8-1-41	2,323,085	2,633,331
FNMA	5.00	8-1-41	5,405,421	6,118,865
FNMA	5.00	8-1-41	2,239,555	2,535,147
FNMA	5.00	8-1-41	2,477,448	2,793,600
FNMA	5.00	8-1-41	2,539,399	2,863,455
FNMA	5.00	9-1-41	2,209,240	2,500,830
FNMA	5.00	9-1-41	5,695,137	6,421,902
FNMA	5.37	4-1-17	2,460,000	2,769,961
FNMA	5.40	5-1-17	3,235,811	3,647,816
FNMA	5.50	9-1-34	1,938,482	2,099,364
FNMA	5.50	4-1-36	1,636,256	1,780,304
FNMA	5.50	1-15-38	4,257,000	4,600,042
FNMA	5.50	7-1-39	1,977,529	2,267,802

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	5.97%	9-1-37	$470,964	$514,780
FNMA	6.00	5-1-17	79,326	84,382
FNMA	6.00	11-1-17	19,920	21,190
FNMA	6.00	4-1-22	40,583	44,491
FNMA	6.00	2-1-29	34,697	38,906
FNMA	6.00	3-1-33	195,452	219,566
FNMA	6.00	11-1-33	76,227	85,451
FNMA	6.00	3-1-34	48,865,760	54,659,750
FNMA	6.00	8-1-34	1,714,991	1,922,513
FNMA	6.00	8-1-34	2,841,979	3,178,210
FNMA	6.00	11-1-34	2,468,477	2,754,831
FNMA	6.00	4-1-35	663,870	744,201
FNMA	6.00	4-1-35	824,804	922,446
FNMA	6.00	4-1-35	7,238,618	8,078,330
FNMA	6.00	12-1-35	4,763,884	5,340,335
FNMA	6.00	8-1-36	7,910,708	8,828,386
FNMA	6.00	7-1-37	11,286,699	12,593,564
FNMA	6.00	7-1-37	2,627,114	2,945,007
FNMA	6.00	10-1-38	8,267,659	9,084,644
FNMA	6.06	9-1-16	1,362,079	1,500,821
FNMA ±	6.27	9-1-37	3,528,003	3,870,147
FNMA ±	6.31	7-1-37	1,876,974	2,054,718
FNMA	6.50	6-1-17	87,410	93,613
FNMA	6.50	7-1-17	115,934	126,092
FNMA	6.50	10-1-36	4,304,904	4,872,005
FNMA	7.00	2-25-42	5,463,217	6,083,177
FNMA Series 1998-38 Class Pl	6.00	11-25-28	1,133,396	1,275,299
FNMA Series 1999-54 Class LH	6.50	11-25-29	42,405	48,463
FNMA Series 2002-14 Class A2	7.00	1-25-42	620,973	722,093
FNMA Series 2002-33 Class A2	7.50	6-25-32	1,212,031	1,484,657
FNMA Series 2003-W17 Class 1A7	5.75	8-25-33	2,097,000	2,454,325
FNMA Series 2004-45 Class VB	4.50	10-25-28	91,274	92,999
FNMA Series 2005-31 Class PB	5.50	4-25-35	75,000	92,735
FNMA Series 2005-5 Class PA	5.00	1-25-35	2,963,426	3,223,783
FNMA Series 2006-56 Class CA	6.00	7-25-36	1,185,590	1,317,902
FNMA Series 2009-30 Class AD	6.50	4-25-39	6,505,950	7,088,408
FNMA Series 2009-93 Class PD	4.50	9-25-39	2,603,008	2,836,575
FNMA Series 2009-M01 Class A2	4.29	7-25-19	7,116,000	8,272,051
FNMA Series 2009-M02 Class A3	4.00	1-25-19	6,433,000	7,340,059
FNMA Series 2010-054 Class EA	4.50	6-25-40	8,683,537	9,496,768
FNMA Series 2010-M01 Class A2	4.45	9-25-19	2,860,000	3,281,764
FNMA Series 2010-M03 Class A3 ±	4.33	3-25-20	20,018,000	23,324,333
FNMA Series 2011 Class 53	4.50	6-25-41	6,295,163	6,734,257
FNMA Series 2011-53 Class TN	4.00	6-25-41	32,997,904	34,797,577
GNMA ±	3.00	8-20-41	3,296,679	3,523,399
GNMA ±	3.00	10-20-41	2,270,467	2,430,018
GNMA ±	3.00	1-20-42	418,271	448,082
GNMA ±	3.50	5-20-41	2,320,198	2,481,540
GNMA ±	3.50	10-20-41	2,539,552	2,719,122
GNMA	6.00	1-15-40	16,569,548	18,596,211

4	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	7.00%	11-15-29	$91,074	$108,782
GNMA	7.75	9-20-20	53,697	55,922
GNMA	7.75	3-20-21	101,858	114,243
GNMA	7.75	7-20-21	35,558	36,024
GNMA	7.75	8-15-21	31,246	31,509
GNMA	8.05	7-15-19	6,786	6,891
GNMA	8.05	7-15-19	45,267	50,752
GNMA	8.05	8-15-19	18,684	18,856
GNMA	8.05	9-15-19	15,275	15,326
GNMA	8.05	10-15-19	6,959	6,981
GNMA	8.05	10-15-19	13,945	13,991
GNMA	8.05	11-15-19	13,007	13,050
GNMA	8.05	11-15-19	3,248	3,258
GNMA	8.05	2-15-20	17,483	17,820
GNMA	8.05	10-15-20	12,883	12,925
GNMA	11.50	5-15-13	371	373
GNMA	11.50	6-15-13	53	53
GNMA Series 2002-95 Class DB	6.00	1-25-33	5,357,000	6,066,288
GNMA Series 2003-79 Class PV	5.50	10-20-23	2,134,913	2,358,097

Total Agency Securities (Cost $1,282,483,964)				1,310,602,423

Asset-Backed Securities: 14.12%
Ally Auto Receivables Trust Series 2010-5 Class A4	1.75	3-15-16	9,783,000	9,976,733
Ally Auto Receivables Trust Series 2011-1 Class A4	2.23	3-15-16	11,847,000	12,169,558
Ally Auto Receivables Trust Series 2011-4 Class A2	0.65	3-17-14	801,576	801,858
Ally Auto Receivables Trust Series 2012-4 Class A2	0.48	5-15-15	11,884,000	11,884,594
Ally Master Owner Trust Series 2012-1 Class A1 ±	1.01	2-15-17	7,644,000	7,712,223
Ally Master Owner Trust Series 2012-3 Class A1 ±	0.91	6-15-17	5,006,000	5,037,943
Ally Master Owner Trust Series 2012-5 Class A	1.54	9-15-19	4,566,000	4,571,854
American Express Credit Account Master Trust Series 2009-2 Class A ±	1.46	3-15-17	4,316,000	4,406,619
American Express Credit Account Master Trust Series 2012-3 Class A ±	0.36	3-15-18	5,318,000	5,326,360
American Express Credit Account Master Trust Series 2012-4 Class A ±	0.45	5-15-20	16,856,000	16,889,543
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A2	0.49	4-8-16	5,042,000	5,044,007
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A3	0.67	6-8-17	4,583,000	4,585,768
BMW Floorplan Master Owner Trust Series 2012-1A Class A ±144A	0.61	9-15-17	5,551,000	5,562,457
Capital One Multi-Asset Execution Trust Series 2006-A5 Class A5 ±	0.27	1-15-16	734,000	733,894
Capital One Multi-Asset Execution Trust Series 2007-A8 Class A8 ±	0.69	10-15-15	13,083,000	13,084,230
Chase Issuance Trust Series 2008-A13 Class A13 ±	1.89	9-15-15	12,439,000	12,589,114
Chase Issuance Trust Series 2011-A2 Class A2 ±	0.30	5-15-15	24,987,000	25,001,967
Chase Issuance Trust Series 2012-A6 Class A ±	0.34	8-15-17	51,409,000	51,451,207
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A 144A	3.81	10-14-22	10,760,132	11,297,526
Discover Card Master Trust Series 2007-A2 Class A2 ±	0.73	6-15-15	5,458,000	5,458,775
Ford Credit Floorplan Master Trust Series 2012-4 Class A2 ±	0.56	9-15-16	16,254,000	16,254,000
GE Capital Credit Card Master Note Trust Series 2011-1 Class A ±	0.76	1-15-17	3,469,000	3,487,681
Honda Auto Receivables Owner Trust Series 2010-3 Class A4	0.94	12-21-16	10,367,000	10,415,797
Honda Auto Receivables Owner Trust Series 2012-3 Class A2	0.46	12-15-14	3,058,000	3,060,067
MMCA Automobile Trust Series 2011-A Class A4 144A	2.02	10-17-16	4,745,000	4,834,064
Nelnet Student Loan Trust Series 2002-2 Class A4CP ±	0.51	9-25-24	3,403,017	3,396,370
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.43	10-25-33	10,975,000	10,196,719
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.47	3-23-37	17,100,000	16,005,053

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	5

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.40%	11-23-22	$17,969,158	$17,915,933
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.40	10-26-26	17,854,312	17,833,012
Nelnet Student Loan Trust Series 2007-1 Class A1 ±	0.32	11-27-18	704,934	703,916
Nelnet Student Loan Trust Series 2007-1 Class A3 ±	0.38	5-27-25	7,258,000	6,842,726
Nelnet Student Loan Trust Series 2007-2A Class A3L ±144A	0.72	3-25-26	19,677,000	19,141,294
Nelnet Student Loan Trust Series 2012-5 Class A ±144A	0.81	10-27-36	9,407,000	9,344,259
Nissan Master Owner Trust Receivables Series 2012-A Class A ±	0.68	5-15-17	3,512,000	3,520,675
Santander Drive Auto Receivables Series 2012-3 Class A2	0.83	4-15-15	2,735,121	2,741,001
Santander Drive Auto Receivables Series 2012-5 Class A2	0.57	12-15-15	3,067,000	3,069,426
Santander Drive Auto Receivables Series 2012-5 Class A3	0.83	12-15-16	2,293,000	2,305,316
Santander Drive Auto Receivables Series 2012-6 Class A3	0.62	7-15-16	1,953,000	1,953,154
SLM Student Loan Trust Series 2000-A Class A2 ±	0.50	10-28-28	3,656,439	3,646,811
SLM Student Loan Trust Series 2003-12 Class A5 ±144A	0.67	9-15-22	8,693,000	8,694,843
SLM Student Loan Trust Series 2005-5 Class A3 ±	0.42	4-25-25	806,000	796,321
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.52	7-27-26	4,022,000	4,123,596
SLM Student Loan Trust Series 2005-9 Class A4 ±	0.42	1-25-23	2,311,105	2,310,876
SLM Student Loan Trust Series 2006-6 Class A2 ±	0.40	10-25-22	3,882,812	3,877,143
SLM Student Loan Trust Series 2006-8 Class A4 ±	0.40	10-25-21	9,764,320	9,728,319
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.32	7-25-17	2,670,337	2,665,798
SLM Student Loan Trust Series 2007-4 Class A3 ±	0.38	1-25-22	15,685,000	15,694,380
SLM Student Loan Trust Series 2008-6 Class A2 ±	0.87	10-25-17	1,207,125	1,215,795
SLM Student Loan Trust Series 2011-B Class A2 144A	3.74	2-15-29	2,211,000	2,390,126
SLM Student Loan Trust Series 2011-C Class A1 ±144A	1.61	12-15-23	12,187,398	12,307,469
SLM Student Loan Trust Series 2012-2 Class A ±	0.91	1-25-29	12,243,314	12,401,486
SLM Student Loan Trust Series 2012-3 Class A ±	0.86	12-26-25	10,154,115	10,261,708
SLM Student Loan Trust Series 2012-A Class A1 ±144A	1.61	8-15-25	11,777,064	11,907,919
SLM Student Loan Trust Series 2012-B Class A1 ±144A	1.31	12-15-21	11,451,788	11,538,856
SLM Student Loan Trust Series 2012-C Class A1 ±144A	1.31	8-15-23	9,829,787	9,896,040
SLM Student Loan Trust Series 2012-E Class A1 ±144A	0.96	10-16-23	16,551,000	16,551,033
SLM Student Loan Trust Series 2012-E Class A2 ±144A	1.96	6-15-45	9,330,000	9,330,009
SMS Student Loan Trust Series 2000-B Class A2 ±	0.51	4-28-29	4,146,921	4,114,653

Total Asset-Backed Securities (Cost $517,566,890)				520,059,874

Corporate Bonds and Notes: 19.28%

Consumer Discretionary: 1.97%

Auto Components: 0.29%
Turlock Corporation 144A	0.95	11-2-15	5,015,000	5,014,428
Turlock Corporation 144A	2.75	11-2-22	4,095,000	4,121,224
Turlock Corporation 144A	4.00	11-2-32	1,405,000	1,427,455

				10,563,107

Automobiles: 0.47%
Daimler Finance North America LLC 144A	1.30	7-31-15	8,825,000	8,883,986
Daimler Finance North America LLC 144A	1.88	9-15-14	8,450,000	8,572,415

				17,456,401

Diversified Consumer Services: 0.09%
University of Pennsylvania	4.67	9-1-12	2,825,000	3,244,315

6	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Hotels, Restaurants & Leisure: 0.20%
Wyndham Worldwide Corporation	2.95%	3-1-17	$2,215,000	$2,233,298
Wyndham Worldwide Corporation	4.25	3-1-22	4,777,000	4,940,799

				7,174,097

Internet & Catalog Retail: 0.08%
Amazon.com Incorporated	2.50	11-29-22	2,875,000	2,858,374

Media: 0.63%
DIRECTV Holdings LLC	3.80	3-15-22	2,770,000	2,825,098
DIRECTV Holdings LLC	5.15	3-15-42	980,000	982,282
NBCUniversal Media LLC	2.88	1-15-23	4,404,000	4,426,738
NBCUniversal Media LLC	4.45	1-15-43	3,148,000	3,151,139
News America Incorporated	6.15	3-1-37	2,293,000	2,799,654
News America Incorporated	6.15	2-15-41	1,647,000	2,068,051
Omnicom Group Incorporated	3.63	5-1-22	4,075,000	4,266,615
Time Warner Cable Incorporated	4.50	9-15-42	2,935,000	2,857,595

				23,377,172

Specialty Retail: 0.21%
Autozone Incorporated	2.88	1-15-23	575,000	565,478
Gap Incorporated	5.95	4-12-21	6,398,000	7,292,690

				7,858,168

Consumer Staples: 1.88%

Beverages: 1.12%
Anheuser Busch InBev Worldwide Incorporated	0.80	7-15-15	12,060,000	12,100,920
Anheuser Busch InBev Worldwide Incorporated	1.38	7-15-17	10,007,000	10,113,214
Coca-Cola Company	1.80	9-1-16	7,179,000	7,432,656
PepsiCo Incorporated	1.25	8-13-17	7,236,000	7,322,629
PepsiCo Incorporated	2.50	5-10-16	4,190,000	4,441,823

				41,411,242

Food & Staples Retailing: 0.07%
Wal-Mart Stores Incorporated	5.63	4-15-41	1,850,000	2,454,759

Food Products: 0.55%
ConAgra Foods Incorporated	1.35	9-10-15	2,770,000	2,771,933
Ingredion Incorporated	1.80	9-25-17	1,015,000	1,013,223
Kraft Foods Incorporated 144A	5.00	6-4-42	2,270,000	2,540,727
Kraft Foods Incorporated	5.38	2-10-20	1,900,000	2,310,427
Kraft Foods Incorporated 144A	6.50	2-9-40	3,160,000	4,172,897
Tyson Foods Incorporated	4.50	6-15-22	6,930,000	7,464,996

				20,274,203

Tobacco: 0.14%
Philip Morris International Incorporated	1.13	8-21-17	5,247,000	5,255,873

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	7

Security name	Interest rate	Maturity date	Principal	Value

Energy: 1.84%

Energy Equipment & Services: 0.05%
FMG Technologies Incorporated	3.45%	10-1-22	$82,000	$83,977
Kinder Morgan Energy Partners LP	5.00	8 -15-42	1,627,000	1,661,187

				1,745,164

Oil, Gas & Consumable Fuels: 1.79%
Apache Corporation	2.63	1-15-23	7,035,000	7,058,687
Apache Corporation	4.25	1-15-44	2,690,000	2,734,334
Chevron Corporation	1.10	12-5-17	7,030,000	7,072,433
DCP Midstream Operating Company	2.50	12-1-17	6,265,000	6,256,793
DCP Midstream Operating Company	4.95	4-1-22	5,283,000	5,705,925
El Paso Pipeline Partners Operating LLC	4.10	11-15-15	4,040,000	4,350,632
El Paso Pipeline Partners Operating LLC	4.70	11-1-42	1,910,000	1,878,602
Energen Corporation	4.63	9-1-21	4,960,000	5,236,659
Energy Transfer Partners LP	6.50	2-1-42	1,582,000	1,845,971
EOG Resources Incorporated	2.63	3-15-23	1,308,000	1,326,750
Kerr-McGee Corporation	6.95	7-1-24	6,070,000	7,836,048
Marathon Petroleum Corporation	6.50	3-1-41	1,929,000	2,392,857
MidAmerican Energy Holdings Company	6.50	9-15-37	1,295,000	1,749,873
Murphy Oil Corporation	2.50	12-1-17	3,015,000	3,032,201
Murphy Oil Corporation	3.70	12-1-22	4,020,000	4,017,978
Western Gas Partners	4.00	7-1-22	2,149,000	2,251,765
Western Gas Partners	5.38	6-1-21	1,180,000	1,353,401

				66,100,909

Financials: 8.62%

Capital Markets: 0.91%
Goldman Sachs Group Incorporated	5.75	1-24-22	1,795,000	2,129,082
Goldman Sachs Group Incorporated	6.15	4-1-18	4,760,000	5,559,061
Goldman Sachs Group Incorporated	6.25	2-1-41	1,815,000	2,201,571
Goldman Sachs Group Incorporated	6.75	10-1-37	895,000	994,144
Lazard Group LLC	6.85	6-15-17	8,130,000	9,387,036
Lazard Group LLC	7.13	5-15-15	5,232,000	5,801,195
Morgan Stanley	5.50	7-24-20	1,855,000	2,092,889
Morgan Stanley	5.50	7-28-21	4,613,000	5,271,626

				33,436,604

Commercial Banks: 0.68%
BB&T Corporation	1.45	1-12-18	8,010,000	8,045,580
HSBC USA Incorporated	2.38	2-13-15	5,405,000	5,564,999
Inter-American Development Bank Series EMTN	3.88	10-28-41	4,635,000	5,097,276
PNC Bank NA	2.70	11-1-22	1,665,000	1,669,865
PNC Financial Services Group Incorporated	2.85	11-9-22	4,456,000	4,544,313

				24,922,033

Consumer Finance: 0.80%
American Express Credit Corporation	1.75	6-12-15	9,215,000	9,408,755
Ford Motor Credit Company LLC	2.75	5-15-15	8,940,000	9,103,414
Ford Motor Credit Company LLC	5.88	8-2-21	9,733,000	11,145,823

				29,657,992

8	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services: 3.79%
Bank of America Corporation	1.50%	10-9-15	$14,220,000	$14,269,742
Bank of America Corporation	5.70	1-24-22	930,000	1,130,481
Bank of America Corporation	5.88	1-5-21	1,795,000	2,143,593
Bank of America Corporation	6.00	9-1-17	4,980,000	5,793,359
Citigroup Incorporated	2.65	3-2-15	2,943,000	3,028,883
Citigroup Incorporated	4.45	1-10-17	6,219,000	6,898,749
Citigroup Incorporated	4.50	1-14-22	7,786,000	8,752,834
Citigroup Incorporated	5.88	1-30-42	1,000,000	1,243,971
Citigroup Incorporated	6.13	5-15-18	811,000	970,348
General Electric Capital Corporation	1.63	7-2-15	5,610,000	5,689,718
General Electric Capital Corporation	3.15	9-7-22	9,114,000	9,317,051
General Electric Capital Corporation	5.55	5-4-20	4,485,000	5,339,854
General Electric Capital Corporation	5.88	1-14-38	1,795,000	2,171,928
General Electric Capital Corporation	6.88	1-10-39	1,989,000	2,693,349
JPMorgan Chase & Company	1.10	10-15-15	6,337,000	6,332,710
JPMorgan Chase & Company	2.00	8-15-17	7,298,000	7,433,436
JPMorgan Chase & Company	3.25	9-23-22	1,850,000	1,911,875
JPMorgan Chase & Company	4.50	1-24-22	1,785,000	2,017,928
JPMorgan Chase & Company	4.65	6-1-14	5,593,000	5,906,778
JPMorgan Chase & Company	5.40	1-6-42	1,955,000	2,363,974
Murray Street Investment Trust I	4.65	3-9-17	13,750,000	14,759,305
Private Export Funding Corporation	1.45	8-15-19	9,911,000	10,037,732
Private Export Funding Corporation	2.05	11-15-22	7,368,000	7,404,899
Private Export Funding Corporation	2.45	7-15-24	7,823,000	8,027,634
Safina Limited	1.55	1-15-22	3,842,189	3,852,409

				139,492,540

Insurance: 1.45%
American International Group Incorporated	4.88	6-1-22	3,594,000	4,040,716
American International Group Incorporated	6.40	12-15-20	2,685,000	3,289,866
Berkshire Hathaway Financial Incorporated	4.40	5-15-42	1,470,000	1,533,636
Hartford Financial Services Group	6.63	4-15-42	1,265,000	1,583,254
Liberty Mutual Group Incorporated 144A	6.50	5-1-42	2,427,000	2,682,141
Markel Corporation	4.90	7-1-22	2,485,000	2,699,244
MetLife Global Funding I ±144A	0.73	3-19-14	19,510,000	19,527,949
MetLife Incorporated	4.13	8-13-42	1,459,000	1,451,747
OneBeacon US Holdings Incorporated	4.60	11-9-22	4,975,000	5,043,784
Prudential Financial Incorporated	5.63	5-12-41	1,122,000	1,279,228
Prudential Financial Incorporated ±	5.63	6-15-43	3,755,000	3,764,388
Swiss Re Treasury Company 144A	4.25	12-6-42	2,140,000	2,120,635
Swiss Re Treasury US Corporation 144A	2.88	12-6-22	2,140,000	2,137,978
WR Berkley Corporation	4.63	3-15-22	2,244,000	2,408,189

				53,562,755

REITs: 0.99%
Boston Properties LP	3.85	2-1-23	4,525,000	4,806,184
DDR Corporation «	4.63	7-15-22	4,235,000	4,606,833
Equity One Incorporated	3.75	11-15-22	1,764,000	1,761,587
Federal Realty Investment Trust	3.00	8-1-22	2,125,000	2,113,293
HCP Incorporated	2.63	2-1-20	6,220,000	6,194,703

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	9

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
HCP Incorporated	3.75%	2-1-19	$6,340,000	$6,711,809
HCP Incorporated	5.65	12-15-13	5,040,000	5,279,022
WEA Finance LLC 144A	3.38	10-3-22	3,146,000	3,201,068
WEA Finance LLC 144A	4.63	5-10-21	1,620,000	1,807,620

				36,482,119

Health Care: 2.00%

Biotechnology: 0.49%
Amgen Incorporated	5.15	11-15-41	930,000	1,058,334
Amgen Incorporated	5.38	5-15-43	4,690,000	5,530,856
Celgene Corporation	3.25	8-15-22	7,335,000	7,527,866
Gilead Sciences Incorporated	4.50	4-1-21	3,422,000	3,937,131

				18,054,187

Health Care Equipment & Supplies: 0.11%
Boston Scientific Corporation	6.40	6-15-16	3,610,000	4,175,391

Health Care Providers & Services: 0.73%
Coventry Health Care Incorporated	5.95	3-15-17	5,218,000	6,103,688
Express Scripts Holding Company 144A	2.10	2-12-15	7,855,000	8,011,479
Express Scripts Holding Company 144A	2.65	2-15-17	1,396,000	1,458,227
Unitedhealth Group Incorporated	1.40	10-15-17	2,526,000	2,542,853
Unitedhealth Group Incorporated	2.75	2-15-23	230,000	233,294
Unitedhealth Group Incorporated	3.95	10-15-42	1,108,000	1,097,599
WellPoint Incorporated	1.25	9-10-15	1,455,000	1,467,909
WellPoint Incorporated	1.88	1-15-18	2,100,000	2,137,670
WellPoint Incorporated	3.13	5-15-22	1,850,000	1,881,700
WellPoint Incorporated	4.63	5-15-42	1,675,000	1,744,193

				26,678,612

Life Sciences Tools & Services: 0.09%
Life Technologies Corporation	5.00	1-15-21	2,881,000	3,267,290

Pharmaceuticals: 0.58%
Abbvie Incorporated 144A	1.20	11-6-15	9,440,000	9,482,216
Abbvie Incorporated 144A	1.75	11-6-17	4,705,000	4,769,976
Novartis Capital Corporation	2.40	9-21-22	3,715,000	3,740,392
Watson Pharmaceuticals Incorporated	1.88	10-1-17	3,252,000	3,311,853

				21,304,437

Industrials: 0.24%

Building Products: 0.07%
Owens Corning Incorporated	4.20	12-15-22	2,700,000	2,735,265

Road & Rail: 0.17%
ERAC USA Finance Company 144A	3.30	10-15-22	1,366,000	1,369,852
ERAC USA Finance Company 144A	5.63	3-15-42	4,283,000	4,803,132

				6,172,984

10	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 0.24%

Software: 0.24%
Oracle Corporation	1.20%	10-15-17	$6,245,000	$6,257,353
Oracle Corporation	2.50	10-15-22	2,662,000	2,693,185

				8,950,538

Materials: 0.08%

Chemicals: 0.08%
Dow Chemical Company	5.25	11-15-41	2,600,000	2,886,900

Telecommunication Services: 0.61%

Diversified Telecommunication Services: 0.39%
AT&T Incorporated	1.60	2-15-17	5,630,000	5,722,287
AT&T Incorporated	5.55	8-15-41	5,420,000	6,485,897
CenturyLink Incorporated	7.65	3-15-42	1,985,000	2,067,185

				14,275,369

Wireless Telecommunication Services: 0.22%
American Tower Corporation	4.50	1-15-18	5,650,000	6,200,841
American Tower Corporation	5.05	9-1-20	1,649,000	1,854,657

				8,055,498

Utilities: 1.80%

Electric Utilities: 1.23%
Alabama Power Company	3.85	12-1-42	2,510,000	2,499,380
Ameren Corporation	2.70	9-1-22	5,500,000	5,563,008
Ameren Corporation	8.88	5-15-14	4,050,000	4,465,899
American Electric Power Company	1.65	12-15-17	5,420,000	5,433,550
Arizona Public Service Company	4.50	4-1-42	2,486,000	2,652,860
Duke Energy Indiana Incorporated	1.63	8-15-17	2,705,000	2,731,558
Duke Energy Indiana Incorporated	4.20	3-15-42	4,580,000	4,815,073
Niagara Mohawk Power Incorporated 144A	4.12	11-28-42	2,135,000	2,147,836
PPL Capital Funding Incorporated	3.50	12-1-22	3,045,000	3,105,090
Progress Energy Incorporated	3.15	4-1-22	1,916,000	1,957,037
Progress Energy Incorporated	4.10	5-15-42	2,140,000	2,251,575
Southwestern Electric Power Company	3.55	2-15-22	5,955,000	6,306,732
West Mass Electric Company	3.50	9-15-21	1,260,000	1,351,933

				45,281,531

Gas Utilities: 0.22%
Northern Natural Gas Company 144A	4.10	9-15-42	2,645,000	2,712,040
ONEOK Partners LP	2.00	10-1-17	3,310,000	3,346,827
ONEOK Partners LP	6.13	2-1-41	1,580,000	1,914,157

				7,973,024

Multi-Utilities: 0.35%
CMS Energy Corporation	2.75	5-15-14	2,445,000	2,481,465
Dominion Resources Incorporated	8.88	1-15-19	4,320,000	5,896,251

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	11

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities (continued)
Public Service Colorado	3.60%	9-15-42	$4,565,000	$4,479,589

				12,857,305

Total Corporate Bonds and Notes (Cost $686,653,690)				709,996,158

Municipal Obligations: 1.10%

California: 0.27%
California Build America Bonds (GO)	7.60	11-1-40	3,205,000	4,721,253
Los Angeles CA Community College District Build America Bonds (Tax Revenue)	6.75	8-1-49	3,660,000	5,150,864

				9,872,117

Illinois: 0.18%
Illinois Finance Authority (Tax Revenue)	5.37	3-1-17	2,095,000	2,335,066
Illinois Finance Authority (Tax Revenue)	5.67	3-1-18	1,895,000	2,170,571
Illinois Finance Authority (Tax Revenue)	5.88	3-1-19	1,780,000	2,064,035

				6,569,672

Nevada: 0.14%
Clark County NV Airport Authority (Airport Revenue)	6.82	7-1-45	3,590,000	5,217,670

New Jersey: 0.18%
New Jersey State Turnpike Authority (Transportation Revenue)	7.10	1-1-41	4,665,000	6,744,657

New York: 0.14%
Port Authority of New York and New Jersey Consolidated Bonds Series 174 (Port Authority Revenue)	4.46	10-1-62	4,990,000	5,004,321

Ohio: 0.04%
Ohio State University Taxable Series A (Education Revenue)	4.80	6-1-11	1,315,000	1,528,135

Texas: 0.15%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-49	4,159,000	5,702,696

Total Municipal Obligations (Cost $33,047,469)				40,639,268

Non-Agency Mortgage Backed Securities: 6.73%
Bank of America Commercial Mortgage Incorporated Series 2002-PB2 Class B	6.31	6-11-35	220,374	220,435
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A3	4.51	12-10-42	404,221	409,409
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A	4.95	2-11-41	190,577	190,784
CFCRE Commercial Mortgage Trust Series 2011-C2 Class A4	3.83	12-15-47	3,556,000	3,922,208
Citigroup Mortgage Loan Trust Incorporated Series 2005-C3 Class A4	4.86	5-15-43	4,574,000	4,948,226
Citigroup Mortgage Loan Trust Incorporated Series 2007-AHL1 Class A2A ±	0.25	12-25-36	6,517	6,495
Commercial Mortgage Pass-Through Certificate Series 2001-J2 Class B 144A	6.30	7-16-34	5,070,000	5,069,650
Commercial Mortgage Pass-Through Certificate Series 2012-CR1 Class A3	3.39	5-15-45	5,843,000	6,280,687
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Class ASB	2.75	8-15-45	5,156,000	5,414,233
Commercial Mortgage Pass-Through Certificate Series 2012-Cr3 Class A3	2.82	11-15-45	7,233,000	7,402,802
Commercial Mortgage Pass-Through Certificate Series 2012-Cr3 Class ASB	2.37	11-15-45	3,262,000	3,360,803
Commercial Mortgage Pass-Through Certificate Series 2012-LC4 Class A4	3.29	12-10-44	6,985,000	7,466,700
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A3	4.81	2-15-38	1,306,723	1,341,146

12	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C2 Class A4	4.83%	4-15-37	$5,779,000	$6,211,194
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12-15-39	18,499,000	21,011,904
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-44	8,745,000	10,150,776
Discover Master Owners Trust Series 2011 Class A1 ±	0.56	8-15-16	17,801,000	17,858,800
GMAC Commercial Mortgage Securities Incorporated Series 2001-C2 Class B	6.79	4-15-34	357,114	356,400
GMAC Commercial Mortgage Securities Incorporated Series 2006-C1 Class AM ±	5.29	11-10-45	3,506,000	3,767,572
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22	4-10-37	15,359,000	16,966,473
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class A4 ±	6.06	7-10-38	6,582,851	7,596,564
Greenwich Capital Commercial Funding Corporation Series 2007-GG9 Class A4	5.44	3-10-39	5,648,000	6,513,251
GS Mortgage Securities Trust Corporation Series 2010-C1 Class A2 144A	4.59	8-10-43	2,806,000	3,278,727
GS Mortgage Securities Trust Corporation Series 2012 Class A3	2.77	11-10-22	6,230,000	6,336,248
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-51	9,150,074	10,404,943
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIBC2 Class D ±	6.85	4-15-35	1,766,000	1,767,771
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class B ±	5.21	12-12-34	705,321	706,757
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	7-15-41	7,377,000	7,803,221
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13	5-15-47	1,134,640	1,190,262
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-C1 Class A4	5.72	2-15-51	2,095,764	2,480,993
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LD11 Class A4 ±	6.00	6-15-49	4,062,000	4,738,315
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2 144A	4.31	8-5-32	3,928,000	4,371,440
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-32	1,978,882	2,122,024
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A4 144A	4.72	2-15-46	3,137,000	3,664,182
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-C8 Class ASB	2.38	10-15-45	4,015,000	4,123,626
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C7 Class A5	4.63	10-15-29	488,956	498,277
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C8 Class A6 ±	4.80	12-15-29	788,971	834,743
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.17	12-12-49	9,617,000	10,927,653
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3 ±	6.07	7-15-44	1,751,000	1,842,660
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A ±	4.95	7-12-38	2,169,000	2,282,352
Morgan Stanley Bank Trust Series 2012-C5 Class A3	2.83	8-15-45	2,874,000	3,019,249
Morgan Stanley Bank Trust Series 2012-C6 Class A3	2.51	11-15-45	6,517,000	6,688,716
Morgan Stanley Dean Witter Capital I Series 2001-TOP3 Class A4	6.39	7-15-33	94,776	95,042
Morgan Stanley Dean Witter Capital I Series 2003-HQ2 Class B	5.04	3-12-35	1,456,000	1,462,655
Morgan Stanley Dean Witter Capital I Series 2004-TP13 Class A3	4.39	9-13-45	337,750	339,315
Morgan Stanley Dean Witter Capital I Series 2012-C4 Class A4	3.24	3-15-45	8,907,000	9,484,655
Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S ±	0.32	2-25-47	208,043	183,604
Motel 6 Trust Series 2012 Class A2 144A	1.95	10-5-25	7,793,000	7,819,714
Sequoia Mortgage Trust Series 2010-H1 Class A1 ±	3.75	2-25-40	375,930	380,277
Sequoia Mortgage Trust Series 2011-1 Class A1 ±	4.13	2-25-41	709,279	722,415
Structured Asset Securities Corporation Series 1982 Class B ±	4.47	3-1-20	106,974	102,458
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.73	2-25-28	83,401	77,229

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	13

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
UBS Barclays Commercial Mortgage Trust Series 2012- C3 Class A3	2.73%	8-10-49	$4,330,000	$4,524,646
UBS Commercial Mortgage Trust Series 2005-C3 Class A	4.79	7-15-40	6,086,000	6,573,446
Wachovia Bank Commercial Mortgage Trust Series 2003-C7 Class A1 144A	4.24	10-15-35	76,100	76,774
Wachovia Bank Commercial Mortgage Trust Series 2003-C8 Class A3	4.45	11-15-35	442,789	447,376

Total Non-Agency Mortgage Backed Securities (Cost $240,765,820)				247,838,277

U.S. Treasury Securities: 21.73%
U.S. Treasury Bond	2.75	8-15-42	23,980,000	23,721,472
U.S. Treasury Bond	2.75	11-15-42	1,902,000	1,879,117
U.S. Treasury Bond	3.00	5-15-42	33,898,000	35,349,241
U.S. Treasury Bond	3.13	11-15-41	1,965,000	2,104,393
U.S. Treasury Bond	3.13	2-15-42	2,797,000	2,992,790
U.S. Treasury Bond	4.38	5-15-41	1,110,000	1,476,821
U.S. Treasury Bond	4.50	5-15-38	21,059,000	28,383,573
U.S. Treasury Note	0.25	1-31-14	49,574,000	49,591,450
U.S. Treasury Note «	0.25	10-31-14	42,151,000	42,151,000
U.S. Treasury Note ##	0.25	1-15-15	54,004,000	53,970,248
U.S. Treasury Note ##	0.25	9-15-15	48,394,000	48,303,261
U.S. Treasury Note ##	0.25	10-15-15	65,318,000	65,185,339
U.S. Treasury Note «	0.38	4-15-15	46,998,000	47,089,787
U.S. Treasury Note ##	0.38	11-15-15	129,905,000	130,097,779
U.S. Treasury Note	0.63	9-30-17	1,212,000	1,213,610
U.S. Treasury Note	0.75	6-30-17	16,089,000	16,231,034
U.S. Treasury Note «	0.75	10-31-17	33,541,000	33,771,594
U.S. Treasury Note	1.25	3-15-14	26,548,000	26,892,301
U.S. Treasury Note	1.25	10-31-19	8,527,000	8,657,565
U.S. Treasury Note	1.63	11-15-22	20,419,000	20,434,947
U.S. Treasury Note	1.75	3-31-14	29,411,000	29,999,220
U.S. Treasury Note «	2.38	2-28-15	37,816,000	39,579,776
U.S. Treasury Note ##	3.00	9-30-16	83,341,000	91,427,661

Total U.S. Treasury Securities (Cost $797,651,278)				800,503,979

Yankee Corporate Bonds and Notes: 7.33%

Consumer Discretionary: 0.27%

Media: 0.09%
Pearson Funding Four plc 144A	3.75	5-8-22	2,310,000	2,453,185
WPP Finance 2010 Company	5.13	9-7-42	892,000	894,779

				3,347,964

Textiles, Apparel & Luxury Goods: 0.18%
LVMH Moet Hennessy Louis 144A	1.63	6-29-17	6,614,000	6,686,774

Consumer Staples: 0.18%

Beverages: 0.18%
Pernod Ricard SA 144A	5.75	4-7-21	5,446,000	6,492,030

14	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Energy: 2.04%

Oil, Gas & Consumable Fuels: 2.04%
APT Pipelines Limited 144A	3.88%	10-11-22	$4,943,000	$4,930,376
BP Capital Markets plc	1.38	11-6-17	6,315,000	6,338,081
BP Capital Markets plc	1.85	5-5-17	1,740,000	1,779,286
BP Capital Markets plc	2.50	11-6-22	3,540,000	3,516,544
Canadian Oil Sands Trust Limited 144A	6.00	4-1-42	4,160,000	4,887,276
Husky Energy Incorporated	7.25	12-15-19	1,339,000	1,765,200
Nexen Incorporated	6.40	5-15-37	25,000	31,980
Petrobras International Finance Company	2.88	2-6-15	3,495,000	3,596,855
Petrobras International Finance Company	3.50	2-6-17	9,495,000	10,000,276
Petroleos Mexicanos Company	1.70	12-20-22	6,408,000	6,473,105
Petroleos Mexicanos Company	1.95	12-20-22	7,837,000	8,011,452
Petroleos Mexicanos Company	2.00	12-20-22	2,809,000	2,878,326
Petroleos Mexicanos Company 144A	5.50	6-27-44	1,790,000	1,969,000
Statoil ASA	1.20	1-17-18	6,265,000	6,293,543
Talisman Energy Incorporated	7.75	6-1-19	2,796,000	3,605,090
Total Capital International SA	1.55	6-28-17	2,117,000	2,161,379
Transocean Incorporated	6.38	12-15-21	5,745,000	6,936,846

				75,174,615

Financials: 3.08%

Commercial Banks: 2.52%
Australia and New Zealand Banking Group 144A	1.00	10-6-15	4,080,000	4,107,516
Banco Santander SA 144A	4.13	11-9-22	4,530,000	4,563,975
Experian Finance plc 144A	2.38	6-15-17	2,750,000	2,827,165
ITAU Unibanco Holdings SA 144A	5.13	5-13-23	5,170,000	5,247,550
National Australia Bank 144A	2.00	6-20-17	6,615,000	6,861,574
NIBC Bank NV 144A	2.80	12-2-14	4,705,000	4,892,363
Nordea Bank AB 144A	2.25	3-20-15	7,475,000	7,670,845
Nordea Bank AB 144A	4.88	5-13-21	3,135,000	3,326,063
Rabobank Nederland	3.95	11-9-22	8,780,000	8,890,777
Royal Bank of Scotland Group plc	2.55	9-18-15	16,058,000	16,430,321
Royal Bank of Scotland Group plc	6.13	12-15-22	5,030,000	5,154,377
Sparebank 1 Boligkreditt 144A	1.75	11-15-19	5,945,000	5,903,670
Svenska Handelsbanken AB	2.88	4-4-17	5,211,000	5,521,987
Swedbank AB 144A	2.13	9-29-17	7,392,000	7,499,554
Swedish Export Credit Corporation	1.75	5-30-17	3,665,000	3,773,770

				92,671,507

Real Estate Management & Development: 0.06%
Goodman Funding Proprietary Limited 144A	6.00	3-22-22	1,830,000	2,041,544

Thrifts & Mortgage Finance: 0.50%
Achmea Hypotheekbank NV 144A	3.20	11-3-14	8,653,000	9,061,681
Stadshypotek AB 144A	1.88	10-2-19	9,477,000	9,530,555

				18,592,236

Health Care: 0.10%

Pharmaceuticals: 0.10%
Astrazeneca plc	1.95	9-18-19	3,720,000	3,803,376

Portfolio of investments—November 30, 2012 (unaudited)	Wells Fargo Advantage Core Bond Portfolio	15

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 0.07%

Internet Software & Services: 0.07%
Baidu Incorporated	3.50%	11-28-22	$2,470,000	$2,497,847

Materials: 0.69%

Metals & Mining: 0.69%
Barrick Gold Corporation	3.85	4-1-22	1,947,000	2,078,037
Teck Resources Limited	6.25	7-15-41	2,170,000	2,470,326
Vale SA	5.63	9-11-42	2,780,000	2,995,750
Xstrata Finance Canada Company 144A	1.80	10-23-15	8,227,000	8,262,952
Xstrata Finance Canada Company 144A	2.45	10-25-17	9,568,000	9,652,466

				25,459,531

Telecommunication Services: 0.86%

Diversified Telecommunication Services: 0.35%
Deutsche Telekom International 144A	2.25	3-6-17	3,335,000	3,429,574
Hutchinson Whampoa International Limited 144A	3.50	1-13-17	1,275,000	1,357,370
Hutchinson Whampoa International Limited 144A	4.63	1-13-22	4,340,000	4,855,601
Telefonica Chile SA 144A	3.88	10-12-22	3,265,000	3,219,871

				12,862,416

Wireless Telecommunication Services: 0.51%
America Movil SAB de CV	2.38	9-8-16	2,600,000	2,716,020
America Movil SAB de CV	3.13	7-16-22	9,295,000	9,535,257
Telefonica Moviles Chile SA 144A	2.88	11-9-15	1,913,000	1,946,675
Vodafone Group plc	1.25	9-26-17	4,595,000	4,599,687

				18,797,639

Utilities: 0.04%

Electric Utilities: 0.04%
Comision Federal de Electricidad 144A	5.75	2-14-42	1,315,000	1,495,813

Total Yankee Corporate Bonds and Notes (Cost $262,833,270)				269,923,292

Yankee Government Bonds: 1.14%
Province of Ontario	1.65	9-27-19	10,780,000	10,837,651
Republic of Chile	3.63	10-30-42	2,830,000	2,844,150
Republic of Slovenia 144A	5.50	10-26-22	5,090,000	5,079,311
Slovak Republic 144A	4.38	5-21-22	10,340,000	11,125,737
Tunisia	1.69	7-16-19	6,774,000	6,737,095
United Mexican States	5.75	10-12-49	4,511,000	5,458,310

Total Yankee Government Bonds (Cost $40,721,279)				42,082,254

Other: 0.03%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			3,436,964	1,134,198

Total Other (Cost $325,645)				1,134,198

16	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—November 30, 2012 (unaudited)

Security name	Yield	Shares	Value

Short-Term Investments: 7.66%

Investment Companies: 7.66%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)#	0.16%	201,172,161	$201,172,161
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.21	80,871,705	80,871,705

Total Short-Term Investments (Cost $282,043,866)			282,043,866

Total investments in securities
(Cost $4,144,093,171) *	114.70%	4,224,823,589
Other assets and liabilities, net	(14.70)	(541,582,748)

Total net assets	100.00%	$3,683,240,841

%%	Security issued on a when-issued basis.

##	All or a portion of this security has been segregated for when-issued and delayed delivery securities.

±	Variable rate investment

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

«	All or a portion of this security is on loan.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $4,149,567,914 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$77,428,474
Gross unrealized depreciation	(2,172,799)

Net unrealized appreciation	$75,255,675

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: January 28, 2013

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: January 28, 2013

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: January 28, 2013